UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07923

City National Rochdale Funds

(Exact name of registrant as specified in charter)

400 North Roxbury Drive

Beverly Hills, California 90210

(Address of principal executive offices) (Zip code)

Leigh Muniz, Esq.

400 North Roxbury Drive

Beverly Hills, CA 90210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-889-0799

Date of fiscal year end: September 30, 2019

Date of reporting period: March 31, 2019

Item 1. Reports to Stockholders.

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

CITY NATIONAL ROCHDALE FUNDS

2019 SEMI-ANNUAL REPORT

MARCH 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund, if you hold your shares directly with the Fund, or from your financial intermediary, such as a broker-dealer or bank, if you hold your shares through a financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold your shares directly with a Fund, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund at (866) 209-1967 or, if you hold your shares through a financial intermediary, contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you hold your shares directly with a Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at (866) 209-1967 or, if you hold your shares through a financial intermediary, by contacting your financial intermediary. Your election to receive reports in paper will apply to all of the City National Rochdale Funds you hold directly or through your financial intermediary, as applicable.

This report and the financial statements contained herein are provided for the general information of the shareholders of City National Rochdale Funds. This report is not authorized for distribution to prospective investors in City National Rochdale Funds unless preceded or accompanied by an effective prospectus. Please remember that past performance is no guarantee of future results.

Shares of City National Rochdale Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency and involve investment risks, including the possible loss of the principal amount invested.

TABLE OF CONTENTS

City National Rochdale Funds Semi-Annual Report

2	Schedule of Investments/Consolidated Schedule of Investments
115	Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities
118	Statements of Operations/Consolidated Statement of Operations
122	Statements of Changes in Net Assets/Consolidated Statements of Changes in Net Assets
126	Consolidated Statement of Cash Flows
128	Financial Highlights/Consolidated Financial Highlights
131	Notes to Financial Statements/Consolidated Notes to Financial Statements
145	Disclosure of Fund Expenses
148	Board Approval of Advisory and Sub-Advisory Agreements

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. The Funds’ Form N-Q filings are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most current Form N-Q filing is also available on the Funds’ website at www.citynationalrochdalefunds.com and without charge, upon request, by calling 1-888-889-0799. After April 1, 2019, the Funds will begin submitting their complete schedules of portfolio holdings on Form N-PORT with the Commission for each month in a fiscal quarter within 60 days after the end of that fiscal quarter, and the Funds will no longer utilize Form N-Q.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to the Funds’ portfolio securities, and information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-888-889-0799, (2) on the Funds’ website at www.citynationalrochdalefunds.com, and (3) on the Commission’s website at www.sec.gov.

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Government Money Market Fund

Description	Face Amount (000)	Value (000)
U.S. Government Agency Obligations [59.9%]
FAMC, MTN
2.436%, VAR ICE LIBOR USD 1 Month+-0.050%, 06/25/19	$50,000	$50,000
FFCB
2.385%, VAR US Federal Funds Effective Rate+-0.025%, 04/25/19	50,000	50,000
2.500%, VAR US Treasury 3 Month Bill Money Market Yield+0.075%, 11/01/19	50,000	49,998
2.446%, VAR ICE LIBOR USD 1 Month+-0.040%, 06/25/20	56,000	55,987
FHLB
2.491%, 05/24/19	50,000	50,003
2.396%, VAR ICE LIBOR USD 1 Month+-0.100%, 05/28/19	50,000	50,000
2.356%, VAR ICE LIBOR USD 1 Month+-0.125%, 06/07/19	50,000	50,000
2.396%, VAR ICE LIBOR USD 1 Month+-0.090%, 07/25/19	50,000	50,000
2.449%, VAR ICE LIBOR USD 3 Month+-0.245%, 08/16/19	50,000	50,000
2.411%, VAR ICE LIBOR USD 1 Month+-0.075%, 10/25/19	50,000	50,000
2.436%, VAR ICE LIBOR USD 1 Month+-0.060%, 10/28/19	100,000	100,000
2.419%, VAR ICE LIBOR USD 1 Month+-0.080%, 11/13/19	11,000	11,000
2.495%, VAR United States Secured Overnight Financing Rate+0.065%, 11/15/19	20,000	20,000
2.395%, VAR ICE LIBOR USD 1 Month+-0.095%, 01/02/20	50,000	50,000
2.417%, VAR ICE LIBOR USD 1 Month+-0.065%, 02/05/20	50,000	50,000
2.493%, VAR ICE LIBOR USD 3 Month+-0.200%, 02/14/20	50,000	50,000
2.423%, VAR ICE LIBOR USD 1 Month+-0.065%, 02/20/20	50,000	50,000
2.475%, VAR ICE LIBOR USD 1 Month+-0.015%, 06/04/20	50,000	50,000
FHLB DN (A)
2.437%, 04/10/19	100,000	99,940
2.414%, 04/17/19	98,000	97,895
2.423%, 04/22/19	150,000	149,789
2.420%, 04/24/19	150,000	149,769
2.421%, 04/26/19	100,000	99,833
2.437%, 05/03/19	150,000	149,677
2.466%, 05/10/19	114,000	113,698
2.472%, 05/15/19	100,000	99,700
2.516%, 05/17/19	50,000	49,841
5.522%, 05/22/19	50,000	49,824
2.527%, 05/24/19	100,000	99,633
2.484%, 05/29/19	100,000	99,604
2.442%, 05/31/19	50,000	49,798
2.542%, 06/05/19	28,000	27,873
2.435%, 06/07/19	100,000	99,550
2.512%, 06/19/19	15,000	14,918
FNMA
2.530%, VAR United States Secured Overnight Financing Rate+0.100%, 04/30/20	40,000	40,000
2.450%, VAR United States Secured Overnight Financing Rate+0.060%, 07/30/20	25,000	25,000
Tennessee Valley Authority DN (A)
2.412%, 04/02/19	100,000	99,994
2.423%, 04/09/19	100,000	99,946

Total U.S. Government Agency Obligations
(Cost $2,603,270)		2,603,270

U.S. Treasury Obligation [2.3%]
United States Treasury Bill, 2.371%(A)	100,000	99,993

Total U.S. Treasury Obligation
(Cost $99,993)		99,993

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Government Money Market Fund (concluded)

Description	Shares/Face Amount (000)	Value (000)
Short-Term Investment [6.3%]
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 2.290%**	275,581,441	$275,582

Total Short-Term Investment
(Cost $275,582)		275,582

Repurchase Agreements [31.5%]
Daiwa (B)
2.500%, dated 3/29/19, repurchased on 4/1/19, repurchase price $60,012,000 (collateralized by various U.S. Government obligations, par values ranging from $20,400 to $14,161,000, 0.000% - 6.000%, 4/30/19 - 3/20/49; with a total market value of $61,393,360)	$60,000	60,000
Barclays (B)
2.550%, dated 3/29/19, repurchased on 4/1/19, repurchase price $75,015,000 (collateralized by U.S. Government obligations, par value $66,133,500, 3.625%, 2/15/44; with a total market value of $76,500,111)	75,000	75,000
Barclays (B)
2.400%, dated 3/29/19, repurchased on 4/1/19, repurchase price $457,091,400 (collateralized by various U.S. Government obligations, par values ranging from $133,220,700 to $309,140,300, 3.000%, 9/30/25 - 2/15/47; with a total market value of $466,140,022)	457,000	457,000
Goldman Sachs (B)
2.510%, dated 3/29/19, repurchased on 4/1/19, repurchase price $125,026,146 (collateralized by various U.S. Government obligations, par values ranging from $2 to $100,000,000, 0.000% - 6.250%, 6/22/21 - 11/16/37; with a total market value of $127,500,000)	125,000	125,000

Description	Face Amount (000)	Value (000)
Wells Fargo (B)
2.610%, dated 3/29/19, repurchased on 4/1/19, repurchase price $650,130,000 (collateralized by various U.S. Government obligations, par values ranging from $1,000 to $250,748,226, 0.000% - 6.000%, 4/5/19 - 4/1/49; with a total market value of $663,000,000)	$650,000	650,000

Total Repurchase Agreements
(Cost $1,367,000)		1,367,000

Total Investments [100.0%]
(Cost $4,345,845)		$4,345,845

Percentages are based on net assets of $4,343,975 (000).

**	The rate reported is the 7-day effective yield as of March 31, 2019.
(A)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(B)	Tri-party Repurchase Agreement.

DN — Discount Note

FAMC — Federal Agriculture Mortgage Corporation

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FNMA — Federal National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rates

MTN — Medium Term Note

USD — U.S. Dollar

VAR — Variable

The following is a list of the inputs used as of March 31, 2019, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$2,603,270	$—	$2,603,270
U.S. Treasury Obligation	—	99,993	—	99,993
Short-Term Investment	275,582	—	—	275,582
Repurchase Agreements	—	1,367,000	—	1,367,000
Total Investments in Securities	$275,582	$4,070,263	$—	$4,345,845

For the period ended March 31, 2019, there have been no transfers between any of the fair value hierarchy levels. Transfers between levels are recognized at period end.

Amounts designated as “—” are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Government Bond Fund

Description	Face Amount (000)	Value (000)
U.S. Treasury Obligations [42.8%]
U.S. Treasury Inflation Indexed Bonds
0.125%, 04/15/20	$830	$888
U.S. Treasury Notes
2.375%, 12/31/20	1,655	1,657
2.000%, 11/30/20	2,500	2,486
1.875%, 05/31/22	4,365	4,317
1.875%, 08/31/24	2,805	2,749
1.500%, 01/31/22	5,500	5,388
1.375%, 10/31/20	1,500	1,477

Total U.S. Treasury Obligations
(Cost $19,145)		18,962

U.S. Government Agency Obligations [34.3%]
FFCB
2.678%, VAR ICE LIBOR USD 1 Month+0.190%, 09/20/19	4,900	4,905
FHLB
3.375%, 09/08/23	1,585	1,658
3.125%, 09/09/22	1,610	1,654
1.375%, 09/13/19	2,095	2,085
FNMA
1.250%, 08/17/21	5,000	4,878

Total U.S. Government Agency Obligations
(Cost $15,261)		15,180

U.S. Government Mortgage-Backed Obligations [21.8%]
FHLMC, Ser 2016-4635, Cl EG, Pool FHR 4635 EG
2.500%, 12/15/46	2,175	2,154
FNMA
2.625%, 09/06/24	1,400	1,420
FNMA, Pool AL5866
2.669%, 08/01/22	1,740	1,749
FNMA, Pool AS4877
3.000%, 04/01/30	1,610	1,625
FNMA, Pool FN0004
3.619%, 12/01/20	2,453	2,494

Description	Face Amount (000)/Shares	Value (000)
FNMA ARM, Pool 766620
4.214%, VAR ICE LIBOR USD 12 Month+1.650%, 03/01/34	$71	$74
GNMA, Pool 329656
8.000%, 08/15/22	2	2
GNMA, Pool 376533
7.500%, 06/15/24	—	1
GNMA, Pool 398660
7.500%, 05/15/26	1	1
GNMA, Pool 497411
6.000%, 01/15/29	2	3
GNMA ARM, Pool G2 81318
3.625%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.500%, 04/20/35	100	104
GNMA ARM, Pool G2 81447
3.750%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.500%, 08/20/35	25	26

Total U.S. Government Mortgage-Backed Obligations
(Cost $9,702)		9,653

Short-Term Investment** [1.2%]
SEI Daily Income Trust Government Fund, Cl F, 2.220%	536,093	536

Total Short-Term Investment
(Cost $536)		536

Total Investments [100.1%]
(Cost $44,644)		$44,331

Percentages are based on net assets of $44,275 (000).

**	The rate reported is the 7-day effective yield as of March 31, 2019.

ARM — Adjustable Rate Mortgage

Cl — Class

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

Ser — Series

USD — U.S. Dollar

VAR — Variable

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Government Bond Fund (concluded)

The following is a list of the inputs used as of March 31, 2019, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$18,962	$—	$18,962
U.S. Government Agency Obligations	—	15,180	—	15,180
U.S. Government Mortgage-Backed Obligations	—	9,653	—	9,653
Short-Term Investment	536	—	—	536
Total Investments in Securities	$536	$43,795	$—	$44,331

For the period ended March 31, 2019, there have been no transfers between any of the fair value hierarchy levels. Transfers between levels are recognized at period end.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Corporate Bond Fund

Description	Face Amount (000)	Value (000)
Corporate Bonds [74.1%]
Automotive [7.6%]
American Honda Finance, MTN
1.700%, 09/09/21	$2,500	$2,441
Daimler Finance North America
3.128%, VAR ICE LIBOR USD 3 Month+0.430%, 02/12/21(A)	2,500	2,489
General Motors Financial
5.250%, 03/01/26	1,250	1,290
Hyundai Capital America, MTN
3.615%, VAR ICE LIBOR USD 3 Month+1.000%, 09/18/20(A)	1,000	1,003
Toyota Motor Credit, MTN
2.250%, 10/18/23	3,000	2,941

Total Automotive		10,164

Banks [11.9%]
Bank of Montreal, MTN
3.231%, VAR ICE LIBOR USD 3 Month+0.630%, 09/11/22	1,200	1,202
BPCE
4.000%, 04/15/24	1,800	1,852
Cooperatieve Rabobank UA
3.263%, VAR ICE LIBOR USD 3 Month+0.480%, 01/10/23	2,500	2,481
Mizuho Financial Group
3.481%, VAR ICE LIBOR USD 3 Month+0.880%, 09/11/22	2,600	2,611
National Australia Bank
4.375%, 12/10/20(A)	751	770
PNC Bank
2.700%, 11/01/22	2,500	2,487
Svenska Handelsbanken
2.955%, VAR ICE LIBOR USD 3 Month+0.360%, 09/08/20	2,000	2,001
Wells Fargo Bank, MTN
2.910%, VAR United States Secured Overnight Financing Rate+0.480%, 03/25/20	2,500	2,503

Total Banks		15,907

Broadcasting & Cable [3.9%]
CBS
4.300%, 02/15/21	1,400	1,430
Comcast
3.700%, 04/15/24	1,500	1,549
Comcast Cable Communications Holdings
9.455%, 11/15/22	1,800	2,211

Total Broadcasting & Cable		5,190

Computer System Design & Services [1.2%]
Apple
3.450%, 05/06/24	1,500	1,548

Drugs [0.7%]
AbbVie
2.500%, 05/14/20	1,000	997

Food, Beverage & Tobacco [0.9%]
Molson Coors Brewing
1.450%, 07/15/19	1,250	1,245

Insurance [1.5%]
Berkshire Hathaway
2.750%, 03/15/23	2,000	2,012

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 6

schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Corporate Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Investment Bank/Broker-Dealer [1.0%]
Jefferies Group
5.125%, 01/20/23	$1,300	$1,377

Machinery [1.9%]
Caterpillar Financial Services, MTN
3.198%, VAR ICE LIBOR USD 3 Month+0.590%, 06/06/22	2,500	2,508

Medical Products & Services [1.9%]
Gilead Sciences
3.700%, 04/01/24	2,500	2,581

Medical-HMO [2.3%]
UnitedHealth Group
2.875%, 03/15/23	3,000	3,017

Multi-line Insurance [0.6%]
MetLife
4.750%, 02/08/21	794	823

Petroleum & Fuel Products [7.9%]
BP Capital Markets
3.814%, 02/10/24	2,500	2,599
Shell International Finance BV
3.400%, 08/12/23	2,500	2,570
Sunoco Logistics Partners Operations
4.650%, 02/15/22	1,300	1,351
Total Capital International
2.875%, 02/17/22	4,000	4,033

Total Petroleum & Fuel Products		10,553

Real Estate [2.0%]
Prologis
4.250%, 08/15/23	2,500	2,642

Real Estate Investment Trusts [2.3%]
HCP
3.150%, 08/01/22	1,000	1,001
Simon Property Group
3.375%, 10/01/24	2,000	2,045

Total Real Estate Investment Trusts		3,046

Regional Authority [1.5%]
Province of Ontario Canada
4.400%, 04/14/20	2,000	2,037

Retail [3.3%]
AutoZone
4.000%, 11/15/20	1,400	1,417
Costco Wholesale
2.150%, 05/18/21	3,000	2,989

Total Retail		4,406

Security Brokers & Dealers [16.7%]
Bank of Nova Scotia
2.450%, 03/22/21	2,500	2,488
Citigroup
4.056%, VAR ICE LIBOR USD 3 Month+1.430%, 09/01/23	1,000	1,017
Credit Suisse Group Funding Guernsey
3.450%, 04/16/21	1,250	1,263
Deutsche Bank, MTN
2.850%, 05/10/19	1,450	1,450
Goldman Sachs Group, MTN
3.951%, VAR ICE LIBOR USD 3 Month+1.300%, 11/23/24	2,700	2,703
HSBC Holdings
3.400%, 03/08/21	2,500	2,522
JPMorgan Chase
3.300%, 04/01/26	3,000	3,004
Macquarie Group
6.000%, 01/14/20(A)	2,000	2,045
Morgan Stanley, MTN
3.750%, 02/25/23	2,000	2,051
Royal Bank of Scotland Group
4.519%, VAR ICE LIBOR USD 3 Month+1.550%, 06/25/24	1,250	1,278
Sumitomo Mitsui Financial Group
2.846%, 01/11/22	2,500	2,502

Total Security Brokers & Dealers		22,323

Telephones & Telecommunications [5.0%]
America Movil
5.000%, 03/30/20	2,600	2,651
AT&T
3.600%, 02/17/23	2,000	2,039

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 7

schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Corporate Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Verizon Communications
3.784%, VAR ICE LIBOR USD 3 Month+1.100%, 05/15/25	$2,000	$2,000

Total Telephones & Telecommunications		6,690

Total Corporate Bonds
(Cost $98,774)		99,066

Municipal Bonds [9.7%]
California [4.0%]
California State, Various Purpose, GO
3.500%, 04/01/28	3,700	3,886
University of California, Ser AX, GO
Callable 04/01/25 @ 100
3.063%, 07/01/25	1,400	1,425

Total California		5,311

New York [5.7%]
New York City, Build America Bonds, GO
5.424%, 03/01/25	2,500	2,835
New York State, Urban Development, RB
3.100%, 03/15/24	3,500	3,556
New York State, Urban Development, RB
2.790%, 03/15/21	1,205	1,212

Total New York		7,603

Total Municipal Bonds
(Cost $12,531)		12,914

Commercial Paper [5.6%]
CME Group
2.463%, 04/09/19	3,000	2,998
NASDAQ
2.731%, 04/02/19	2,000	1,999
Nissan Motor Acceptance Corp
2.782%, 05/28/19	2,500	2,490

Total Commercial Paper
(Cost $7,487)		7,487

Description	Face Amount (000)/Shares	Value (000)
Mortgage-Backed Security [2.7%]
Carmax Auto Owner Trust, Ser 2018-4, Cl A3
3.360%, 09/15/23	$3,500	$3,559

Total Mortgage-Backed Security
(Cost $3,500)		3,559

Affiliated Registered Investment Company [2.1%]
City National Rochdale Fixed Income Opportunities Fund, Cl N	116,460	2,847

Total Affiliated Registered Investment Company
(Cost $3,000)		2,847

Asset-Backed Security [1.5%]
Ford Credit Floorplan Master Owner Trust A, Ser 2016-3, Cl A1
1.550%, 07/15/21	2,000	1,993

Total Asset-Backed Security
(Cost $2,000)		1,993

Closed-End Fund [1.0%]
Stone Ridge Reinsurance Risk Premium Interval Fund	172,288	1,411

Total Closed-End Fund
(Cost $1,744)		1,411

Short-Term Investment** [2.9%]
SEI Daily Income Trust Government Fund, Cl F, 2.220%	3,851,771	3,852

Total Short-Term Investment
(Cost $3,852)		3,852

Total Investments [99.6%]
(Cost $132,888)		$133,129

Percentages are based on net assets of $133,624 (000).

**	The rate reported is the 7-day effective yield as of March 31, 2019.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2019, the value of these securities amounted to $6,307 (000), representing 4.7% of the net assets of the Fund.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 8

schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Corporate Bond Fund (concluded)

Cl — Class

GO — General Obligation

ICE— Intercontinental Exchange

LIBOR — London Inter-bank Offered Rate

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

USD — U.S. Dollar

VAR — Variable Rate

The following is a list of the inputs used as of March 31, 2019, in valuing the

Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$99,066	$—	$99,066
Municipal Bonds	—	12,914	—	12,914
Commercial Paper	—	7,487	—	7,487
Mortgage-Backed Security	—	3,559	—	3,559
Affiliated Registered Investment Company	2,847	—	—	2,847
Asset-Backed Security	—	1,993	—	1,993
Closed-End Fund	1,411	—	—	1,411
Short-Term Investment	3,852	—	—	3,852
Total Investments in Securities	$8,110	$125,019	$—	$133,129

For the period ended March 31, 2019, there have been no transfers between any of the fair value hierarchy levels. Transfers between levels are recognized at period end.

The following is a summary of the transactions with affiliates for the period ended March 31, 2019:

City National Rochdale Fixed Income Opportunities Fund, Class N (000)
Beginning balance as of 10/1/18	$2,877
Purchases at Cost	0
Unrealized Gain (Loss)	(30)
Ending balance as of 3/31/19	$2,847
Dividend Income	$2

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 9

schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)
Municipal Bonds [94.5%]
California [89.9%]
Bay Area, Water Supply & Conservation Agency, Ser A, RB
Callable 04/01/23 @ 100
5.000%, 10/01/23	$600	$685
Brea, Redevelopment Agency Successor, Redevelopment Project, TA
5.000%, 08/01/20	500	524
Brea, Redevelopment Agency Successor, Redevelopment Project, TA
Callable 08/01/23 @ 100
5.000%, 08/01/25	500	573
California State, Department of Water Resources, Ser AX, RB
Callable 12/01/27 @ 100
5.000%, 12/01/29	500	627
California State, Educational Facilities Authority, Chapman University, RB
Callable 04/01/25 @ 100
5.000%, 04/01/26	100	119
California State, Educational Facilities Authority, Chapman University, RB
Callable 04/01/25 @ 100
5.000%, 04/01/27	100	118
California State, GO
5.250%, 09/01/22	1,000	1,124
California State, GO
5.000%, 11/01/19	1,000	1,021
California State, GO
5.000%, 09/01/20	1,000	1,050
California State, GO
5.000%, 12/01/21	1,000	1,091
California State, GO
5.000%, 10/01/22	1,000	1,118
California State, GO
Callable 11/01/20 @ 100
5.000%, 11/01/22	1,025	1,083
California State, GO
5.000%, 11/01/24	1,000	1,177
California State, GO
5.000%, 08/01/26	1,000	1,220
California State, GO
Callable 12/01/23 @ 100
5.000%, 12/01/26	1,000	1,147
California State, GO
Callable 11/01/23 @ 100
5.000%, 11/01/27	500	571
California State, GO
5.000%, 04/01/32	500	647
California State, GO
4.000%, 04/01/23	1,000	1,094
California State, Health Facilities Financing Authority, Ser A, RB
Callable 11/15/22 @ 100
5.000%, 11/15/25	665	740
California State, Health Facilities Financing Authority, St. Joseph Health System, Ser D, RB
5.000%, 07/01/43(A)	975	1,023
California State, Infrastructure & Economic Development Bank, RB
5.000%, 01/01/28	800	989
California State, Infrastructure & Economic Development Bank, Ser B, RB
5.000%, 07/01/23	1,000	1,137
California State, Municipal Finance Authority, RB
5.000%, 06/01/23	200	230
California State, Municipal Finance Authority, RB
5.000%, 10/01/23	225	255
California State, Public Works Board, Department of Corrections and Rehab Project, Ser A, RB
5.000%, 09/01/22	1,000	1,114

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 10

schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale California Tax Exempt Bond Fund (continued)

Description	Face Amount (000)	Value (000)
California State, Public Works Board, Department of Corrections-State Prisons, Ser A, RB, AMBAC
5.000%, 12/01/19	$230	$235
California State, Public Works Board, Judicial Council, Ser B, RB
5.000%, 10/01/23	475	545
California State, Public Works Board, RB
5.000%, 09/01/25	1,500	1,793
California State, Public Works Board, Ser B, RB
5.000%, 10/01/25	225	269
California State, Public Works Board, Ser C, RB
Callable 03/01/27 @ 100
5.000%, 03/01/28	500	612
California State, Public Works Board, Ser S, RB
Callable 04/01/27 @ 100
5.000%, 04/01/28	800	980
California State, Public Works Board, Various Capital Projects, Ser G1, RB
Pre-Refunded @ 100
5.250%, 10/01/19(B)	250	255
California State, Statewide Communities Development Authority, Cottage Health System, RB
Callable 11/01/24 @ 100
5.000%, 11/01/25	350	408
California State, University Systemwide Revenue, Ser A, RB
5.000%, 11/01/24	900	1,072
California State, University Systemwide Revenue, Ser A, RB
Callable 05/01/26 @ 100
5.000%, 11/01/27	240	294
Chula Vista, Police Facility Project, COP
5.000%, 10/01/21	360	392
Contra Costa, Transportation Authority, Ser A, RB
5.000%, 03/01/27	420	528
East Bay, Municipal Utility District, Water System Revenue, Ser A, RB
Callable 06/01/25 @ 100
5.000%, 06/01/29	850	1,016
Gilroy, Public Facilities Financing Authority, RB
5.000%, 11/01/21	940	1,027
Golden State Tobacco Securitization, Ser A, RB
5.000%, 06/01/19	1,000	1,005
Golden State Tobacco Securitization, Ser A, RB
5.000%, 06/01/21	1,000	1,070
Inglewood, Redevelopment Agency Successor Agency, TA, BAM
5.000%, 05/01/23	500	565
Jurupa, Unified School District, GO, AGM
5.000%, 08/01/22	1,000	1,120
Long Beach, Harbor Revenue, Ser A, RB
5.000%, 12/15/20	1,000	1,061
Long Beach, Harbor Revenue, Ser A, RB, AMT
5.000%, 05/15/27	500	612
Long Beach, Unified School District, Election of 2008, Ser S, GO
Pre-Refunded @ 100
5.250%, 08/01/19(B)	2,010	2,036
Long Beach, Unified School District, GO
5.000%, 08/01/26	1,000	1,244
Los Angeles County, Disney Parking Hall Project, COP
5.000%, 09/01/22	500	559
Los Angeles County, Metropolitan Transportation Authority, Ser A, RB
Callable 07/01/25 @ 100
5.000%, 07/01/26	500	605
Los Angeles, Department of Airports, RB, AMT
Callable 05/15/26 @ 100
5.000%, 05/15/29	400	474
Los Angeles, Department of Airports, Ser C, RB
5.000%, 05/15/25	550	664
Los Angeles, Department of Water & Power, Power System Project, Ser A, RB
5.000%, 07/01/19	500	504
Los Angeles, Department of Water & Power, Power System Project, Ser C, RB
5.000%, 07/01/23	500	575

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 11

schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale California Tax Exempt Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Los Angeles, Municipal Improvement Authority, Capital Equipment, Ser A, RB
4.000%, 11/01/19	$575	$584
Los Angeles, Sanitation Districts Financing Authority, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/28	500	600
Los Angeles, Ser A, GO, ETM
5.000%, 09/01/21	270	294
Los Angeles, Water & Power Resource Authority, Sub-Ser B-3, RB
Callable 04/01/19 @ 100
1.310%, 07/01/34(A)	2,000	2,000
Orange County, Redevelopment Agency Successor Agency, TA, AGM
5.000%, 09/01/23	320	369
Redding, Electric System Revenue, RB
5.000%, 06/01/24	600	706
Redding, Electric System Revenue, RB
5.000%, 06/01/25	250	301
Riverside County, Infrastructure Financing Authority, Ser A, RB
Callable 11/01/26 @ 100
4.000%, 11/01/29	500	567
Riverside County, Transportation Commission, Ser A, RB
Pre-Refunded @ 100
5.250%, 06/01/23(B)	500	578
Riverside, Electric System Revenue, Ser A
5.000%, 10/01/23	1,000	1,155
Riverside, Public Financing Authority, Ser A, RB
5.000%, 11/01/21	1,000	1,089
Sacramento County, Sanitation District Financing Authority, Sewer Revenue, Ser A, RB
5.000%, 12/01/20	500	531
San Diego, Association of Governments South Bay Expressway Revenue, Ser A, RB
Callable 07/01/27 @ 100
5.000%, 07/01/28	350	431
San Diego, Public Facilities Financing Authority, Sewer Revenue, RB
5.000%, 05/15/25	1,000	1,210
San Francisco City & County, Airport Commission, RB, AMT
5.000%, 05/01/27	2,000	2,439
San Francisco City & County, Airport Commission, Ser D, AMT
5.000%, 05/01/21	1,000	1,068
San Francisco City & County, Public Utilities Commission, Water Revenue, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/27	1,000	1,214
San Francisco City & County, Public Utilities Commission, Water Revenue, Ser A, RB
Callable 11/01/24 @ 100
5.000%, 11/01/28	500	590
San Francisco, State Building Authority, RB
4.000%, 12/01/20	1,000	1,043
San Jose, International Airport, Ser A, RB, AMT
5.000%, 03/01/24	500	573
San Leandro, Unified School District, GO, BAM
5.000%, 08/01/24	325	383
San Mateo County, Joint Powers Financing Authority, Maple Street Correctional Center, RB
Callable 06/15/24 @ 100
5.000%, 06/15/26	1,035	1,214
San Mateo County, Transportation Authority, Ser A, RB, NATL, ETM
5.250%, 06/01/19	755	760
San Pablo County, Redevelopment Agency, Ser A, TA, AGM
5.000%, 06/15/21	480	516
Santa Clara County, Financing Authority, Lease Revenue Capital Project, Ser A, RB
5.000%, 02/01/20	500	515
Santa Clara Valley, Transportation Authority, Ser B, RB
5.000%, 06/01/26	200	248

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 12

schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale California Tax Exempt Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Southern California, Public Power Authority, Ser B, RB
Callable 11/01/20 @ 100
1.750%, 07/01/40(A)	$3,000	$2,987
Tahoe-Truckee, Unified School District, Ser B, GO
Callable 08/01/26 @ 100
5.000%, 08/01/27	200	247
Tahoe-Truckee, Unified School District, Ser B, GO
Callable 08/01/26 @ 100
5.000%, 08/01/28	200	246
Tustin, Unified School District, SPL Tax, BAM
5.000%, 09/01/24	500	588
University of California, Regents of the University of California Medical Center Pooled Revenue, Ser J, RB
Pre-Refunded @ 100
5.000%, 05/15/23(B)	495	565
University of California, Regents of the University of California Medical Center Pooled Revenue, Ser J, RB
Callable 05/15/23 @ 100
5.000%, 05/15/26	110	125
University of California, Revenues Limited Project, Ser E, RB
Callable 05/15/20 @ 100
5.000%, 05/15/22	500	520
University of California, Ser AT, RB
Callable 11/15/20 @ 100
1.400%, 05/15/46(A)	2,500	2,485
University of California, Ser AY, RB
Callable 05/15/27 @ 100
5.000%, 05/15/28	2,000	2,509
University of California, Ser G, RB
Pre-Refunded @ 100
5.000%, 05/15/22(B)	230	256
University of California, Ser G, RB
Callable 05/15/22 @ 100
5.000%, 05/15/26	270	299

Description	Face Amount (000)/Shares	Value (000)
Westlands, Water District, Ser A, RB, AGM
Callable 09/01/26 @ 100
5.000%, 09/01/27	$1,000	$1,218

Total California		75,020

Colorado [1.2%]
Colorado State, Housing & Finance Authority, Ser B-2, RB
Callable 03/29/19 @ 100
2.430%, 11/01/44(A)	1,000	1,000

Florida [0.6%]
Davie, Eastern University Project, RB
5.000%, 04/01/25	400	465

Illinois [2.8%]
Illinois State, Ser A, RB
5.000%, 10/01/21	1,000	1,059
Illinois State, Ser A, RB
5.000%, 10/01/23	1,200	1,300

Total Illinois		2,359

Total Municipal Bonds
(Cost $77,096)		78,844

Short-Term Investment** [0.8%]
SEI Daily Income Trust Government Fund, Cl F, 2.196%	689,765	690

Total Short-Term Investment
(Cost $690)		690

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 13

schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale California Tax Exempt Bond Fund (concluded)

Description	Face Amount (000)	Value (000)
Repurchase Agreement [3.6%]
Barclays (C)
2.400%, dated 3/29/19, repurchased on 4/1/19, repurchase price $3,000,600 (collateralized by U.S. Government obligations, par value $3,003,400, 2.875%, 8/15/45; with a total market value of $3,060,019)	$3,000	$3,000

Total Repurchase Agreement
(Cost $3,000)		3,000

Total Investments [98.9%]
(Cost $80,786)		$82,534

Percentages are based on net assets of $83,431 (000).

**	The rate reported is the 7-day effective yield as of March 31, 2019.
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(B)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(C)	Tri-party Repurchase Agreement.

AGM — Assured Guarantee Municipal

AMBAC — American Municipal Bond Assurance Company

AMT — Alternative Minimum Tax (subject to)

BAM — Build America Mutual

Cl — Class

COP — Certificate of Participation

ETM — Escrowed to Maturity

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

SPL Tax — Special Tax

TA — Tax Allocation

The following is a list of the inputs used as of March 31, 2019, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$78,844	$—	$78,844
Short-Term Investment	690	—	—	690
Repurchase Agreement	—	3,000	—	3,000
Total Investments in Securities	$690	$81,844	$—	$82,534

For the period ended March 31, 2019, there have been no transfers between any of the fair value hierarchy levels. Transfers between levels are recognized at period end.

The following is a summary of the transactions with affiliates for the period ended March 31, 2019:

City National Rochdale Municipal High Income Fund, Class N (000)
Beginning balance as of 10/1/18	$992
Purchases at Cost	—
Proceeds from Sales	(987)
Realized Gain (Loss)	(13)
Unrealized Gain (Loss)	8
Ending balance as of 3/31/19	$—
Dividend Income	$1

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 14

schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Municipal Bonds [93.2%]
Alabama [1.4%]
Alabama State, Southeast Gas Supply District, Ser A, RB
Callable 03/01/24 @ 100
4.000%, 06/01/49(A)	$5,000	$5,377
Jefferson County, Sewer Revenue, RB
Callable 10/01/23 @ 105
0.826%, 10/01/23	2,500	2,298
Jefferson County, Sewer Revenue, Ser D, RB
Callable 10/01/23 @ 105
6.000%, 10/01/42	9,000	10,467

Total Alabama		18,142

Alaska [0.9%]
Northern Arkansas, Tobacco Securitization, Ser A, RB
Callable 04/15/19 @ 100
5.000%, 06/01/46	12,500	12,136

Arizona [1.1%]
Arizona State, Industrial Development Authority, RB
Callable 07/01/29 @ 100
5.000%, 01/01/54	375	399
Glendale, Industrial Development Authority, Glencroft Retirement Community, RB
Callable 11/15/26 @ 100
5.250%, 11/15/46	1,000	1,027
Glendale, Industrial Development Authority, Glencroft Retirement Community, RB
Callable 11/15/26 @ 100
5.250%, 11/15/51	1,850	1,894
Glendale, Industrial Development Authority, Glencroft Retirement Community, RB
Callable 11/15/26 @ 100
5.000%, 11/15/36	600	619
Phoenix, Industrial Development Authority, Legacy Traditional School Projects, RB
5.750%, 07/01/24(B)	1,400	1,496
Phoenix, Industrial Development Authority, Legacy Traditional School Projects, RB
Callable 07/01/25 @ 100
5.000%, 07/01/45(B)	3,300	3,387
Pima County, Industrial Development Authority, Noah Webster School Project, RB
Callable 12/15/23 @ 100
7.000%, 12/15/43	1,500	1,623
Tempe, Industrial Development Authority, Mirrabella at ASU Project, Ser A, RB
Callable 10/01/27 @ 100
6.125%, 10/01/52(B)	1,200	1,317
Yavapai County, Industrial Development Authority, Ser A, RB
Callable 03/01/25 @ 100
5.000%, 09/01/34(B)	2,015	2,101

Total Arizona		13,863

California [7.5%]
Adelanto, Public Utility Authority, Utility System Project, Ser A, RB
Pre-Refunded @ 100
6.750%, 07/01/19(C)	6,500	6,585
California County, Tobacco Securitization Agency, Sub-Ser A, RB
Callable 04/15/19 @ 18
6.542%, 06/01/46(D)	10,000	1,760

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 15

schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
California State, GO
Callable 12/01/23 @ 100
5.000%, 12/01/31	$1,500	$1,701
California State, Health Facilities Financing Authority, Ser A, RB
Callable 11/15/27 @ 100
4.000%, 11/15/40	5,000	5,384
California State, Municipal Finance Authority, California Baptist University, Ser A, RB
Callable 11/01/25 @ 100
5.500%, 11/01/45(B)	4,000	4,527
California State, Municipal Finance Authority, Ser A, RB
Callable 11/01/26 @ 100
5.250%, 11/01/36	255	285
California State, Municipal Finance Authority, Ser A, RB
Callable 11/01/26 @ 100
5.000%, 11/01/47	1,005	1,079
California State, Pollution Control Financing Authority, Calplant I Project, RB, AMT
Callable 07/01/27 @ 100
8.000%, 07/01/39(B)	5,000	5,416
California State, Public Works Board, Department of Corrections and Rehab Project, Ser A, RB
Callable 09/01/24 @ 100
5.000%, 09/01/31	5,000	5,730
California State, Public Works Board, Various Capital Projects, Ser A, RB
Callable 04/01/22 @ 100
5.000%, 04/01/37	1,000	1,082
California State, School Finance Authority, KIPP LA Project, Ser A, RB
Callable 07/01/27 @ 100
5.000%, 07/01/47(B)	500	554
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
6.000%, 10/01/49	1,120	1,212
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
5.875%, 10/01/44	1,000	1,078
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
5.625%, 10/01/34	575	625
California State, Statewide Communities Development Authority, RB
Callable 06/01/25 @ 100
7.000%, 06/01/45(E)	3,155	1,902
California State, Statewide Communities Development Authority, RB
Callable 06/01/28 @ 100
5.250%, 12/01/43(B)	500	563
California State, Statewide Communities Development Authority, RB
Callable 06/01/28 @ 100
5.250%, 12/01/48(B)	2,000	2,244
California State, Statewide Communities Development Authority, Ser A, RB
Callable 06/01/26 @ 100
5.250%, 12/01/56(B)	1,500	1,640
California State, Statewide Financing Authority, Ser C, RB
Callable 04/15/19 @ 8
13.601%, 06/01/55(D)	50,000	2,334
Central Basin, Municipal Water District, Ser A, RB
Callable 08/01/28 @ 100
5.000%, 08/01/44	2,000	2,230
Folsom Ranch, Financing Authority, SPL Tax
Callable 09/01/27 @ 100
5.000%, 09/01/37	1,435	1,617
Folsom Ranch, Financing Authority, SPL Tax
Callable 09/01/27 @ 100
5.000%, 09/01/47	2,000	2,214
Golden State, Tobacco Securitization, Ser A-1, RB
Callable 06/01/22 @ 100
5.000%, 06/01/47	7,000	6,965
Inland Empire, Tobacco Securitization Authority, RB
Callable 04/15/19 @ 33
8.267%, 06/01/36(D)	25,000	7,895

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 16

schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
M-S-R, Energy Authority, Ser C, RB
7.000%, 11/01/34	$2,500	$3,689
Northern California, Gas Authority No. 1, Ser B, RB
2.594%, 07/01/27(A)	5,000	4,862
Northern California, Tobacco Securitization Authority, Ser A-1, RB
Callable 04/15/19 @ 100
5.375%, 06/01/38	4,650	4,671
Orange County, Community Facilities District, SPL Tax
Callable 08/15/28 @ 100
5.000%, 08/15/47	1,000	1,100
Oroville City, RB
Callable 04/01/29 @ 100
5.250%, 04/01/39	750	855
Oroville City, RB
Callable 04/01/29 @ 100
5.250%, 04/01/49	3,000	3,365
Palomar Pomerado, Health Care District, COP
Pre-Refunded @ 100
6.000%, 11/01/20(C)	3,920	4,198
San Buenaventura, Community Memorial Health System Project, RB
Callable 12/01/21 @ 100
7.500%, 12/01/41	1,000	1,112
San Buenaventura, Community Memorial Health System Project, RB
Callable 12/01/21 @ 100
7.000%, 12/01/26	1,000	1,111
San Mateo, Community Facilities District, Community Facilities District No. 2008-1-Bay, SPL Tax
Callable 09/01/22 @ 100
5.500%, 09/01/44	1,000	1,077
Southern California, Tobacco Securitization Authority, Ser A-1, RB
Callable 04/15/19 @ 100
5.000%, 06/01/37	3,000	3,000
Westminster School District, GO, BAM
Callable 08/01/39 @ 100
1.803%, 08/01/34 (F)	4,540	2,904

Total California		98,566

Colorado [8.0%]
9th Avenue Metropolitan District No. 2, GO
Callable 12/01/23 @ 103
5.000%, 12/01/48	1,000	1,025
Amber Creek, Metropolitan District, Ser A, GO
Callable 12/01/22 @ 103
5.125%, 12/01/47	1,065	1,074
Amber Creek, Metropolitan District, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/37	750	757
Arkansas State, River Power Authority, Colorado Improvement Project, RB
Callable 10/01/20 @ 100
6.125%, 10/01/40	2,500	2,609
Base Village Metropolitan District No. 2, Ser A, GO
Callable 12/01/21 @ 103
5.750%, 12/01/46	3,055	3,111
Belleview Station Metropolitan District No. 2, GO
Callable 12/01/21 @ 103
5.125%, 12/01/46	3,375	3,466
Belleview Station Metropolitan District No. 2, GO
Callable 12/01/21 @ 103
5.000%, 12/01/36	1,500	1,542
Big Dry Creek Metropolitan District, Ser A, GO
Callable 12/01/22 @ 103
5.750%, 12/01/47	2,910	2,945
Brighton Crossing Metropolitan District No. 4, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/37	525	542
Brighton Crossing Metropolitan District No. 4, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/47	1,720	1,768
Buffalo Highlands Metropolitan District, Ser A, GO
Callable 12/01/23 @ 103
5.375%, 12/01/48	1,775	1,802
Canyons Metropolitan District No. 5, Ser A, GO
Callable 12/01/22 @ 103
6.125%, 12/01/47	1,000	1,019

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 17

schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Canyons Metropolitan District No. 5, Ser A, GO
Callable 12/01/22 @ 103
6.000%, 12/01/37	$2,000	$2,049
Castle Oaks, Metropolitan District No. 3, GO
Pre-Refunded @ 100
6.250%, 12/01/20(C)	2,860	3,160
Castle Oaks, Metropolitan District No. 3, GO
Pre-Refunded @ 100
5.500%, 12/01/20(C)	2,345	2,562
Clear Creek Station Metropolitan District No. 2, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/47	1,000	1,021
Colorado State, Educational & Cultural Facilities Authority, Aspen Ridge School Project, RB
Callable 07/01/25 @ 100
5.250%, 07/01/46(B)	1,930	1,955
Colorado State, Educational & Cultural Facilities Authority, Aspen Ridge School Project, RB
Callable 07/01/25 @ 100
5.000%, 07/01/36(B)	915	929
Colorado State, Educational & Cultural Facilities Authority, Charter School Preparatory School Project, RB
Callable 04/01/25 @ 100
5.250%, 04/01/45(B)	2,655	2,690
Colorado State, Educational & Cultural Facilities Authority, Charter School Preparatory School Project, RB
Callable 04/01/25 @ 100
5.125%, 04/01/35(B)	1,515	1,546
Colorado State, Health Facilities Authority, Sunny Vista Living Center, Ser A, RB
Callable 12/01/25 @ 100
6.125%, 12/01/45(B)	1,000	1,046
Colorado State, High Performance Transportation Enterprise, U.S. 36 & I-25 Managed Lanes Project, RB, AMT
Callable 01/01/23 @ 100
5.750%, 01/01/44	2,000	2,182
Colorado State, Public Energy Authority, RB
6.500%, 11/15/38	6,000	8,739
Denver County, Health & Hospital Authority, Ser A, RB
Callable 12/01/27 @ 100
4.000%, 12/01/35(B)	1,835	1,901
Denver County, Health & Hospital Authority, Ser A, RB
Callable 12/01/27 @ 100
4.000%, 12/01/36(B)	2,305	2,386
Denver, Regional Transportation District, Denver Transportation Partners Project, RB
Callable 07/15/20 @ 100
6.000%, 01/15/41	1,000	1,028
Erie Highlands Metropolitan District No. 1, GO
Callable 12/01/20 @ 103
5.750%, 12/01/45	2,000	2,036
Erie Highlands Metropolitan District No. 2, Ser A, GO
Callable 12/01/23 @ 103
5.250%, 12/01/48	5,725	5,826
Flatiron Meadows Metropolitan District, GO
Callable 12/01/21 @ 103
5.125%, 12/01/46	2,000	1,990
Great Western Park Metropolitan District No. 2, Ser A, GO
Callable 12/01/21 @ 100
5.000%, 12/01/46	1,825	1,837
Green Gables Metropolitan District No. 1, Ser A, GO
Callable 12/01/21 @ 103
5.300%, 12/01/46	2,500	2,547
Lewis Pointe, Metropolitan District, Ser A, GO
Callable 12/01/20 @ 100
6.000%, 12/01/44	2,590	2,604
Leyden Rock Metropolitan District No. 10, Ser A, GO
Callable 12/01/21 @ 103
5.000%, 12/01/45	2,500	2,544
Leyden Rock Metropolitan District No. 10, Ser A, GO
Callable 12/01/21 @ 103
4.375%, 12/01/33	1,500	1,505

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 18

schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
North Holly, Metropolitan District, Ser A, GO
Callable 12/01/23 @ 103
5.500%, 12/01/48	$1,755	$1,763
Overlook Metropolitan District, GO
Callable 12/01/21 @ 103
5.500%, 12/01/46	1,230	1,206
Serenity Ridge, Metropolitan District No. 2, Ser A, GO
Callable 12/01/23 @ 103
5.125%, 12/01/37	550	568
Serenity Ridge, Metropolitan District No. 2, Ser A, GO
Callable 12/01/23 @ 103
5.125%, 12/01/43	1,000	1,026
Sierra Ridge Metropolitan District No. 2, Ser A, GO
Callable 12/01/21 @ 103
5.500%, 12/01/46	1,500	1,541
Solaris, Metropolitan District No. 3, Ser A, GO
5.000%, 12/01/36	700	721
Solaris, Metropolitan District No. 3, Ser A, GO
Callable 12/01/21 @ 103
5.000%, 12/01/46	2,530	2,587
Southglenn, Metropolitan District, GO
Callable 12/01/21 @ 103
5.000%, 12/01/46	3,675	3,715
Southglenn, Metropolitan District, GO
Callable 12/01/21 @ 103
3.500%, 12/01/26	1,750	1,699
Southlands, Metropolitan District No. 1, Ser A-1, GO
Callable 12/01/27 @ 100
5.000%, 12/01/37	500	539
Southlands, Metropolitan District No. 1, Ser A-1, GO
Callable 12/01/27 @ 100
5.000%, 12/01/47	3,000	3,184
Stone Creek Metropolitan District, Ser A, GO
Callable 12/01/23 @ 103
5.625%, 12/01/47	2,000	2,019
Villas Metropolitan District, Ser A, GO
Callable 12/01/23 @ 103
5.125%, 12/01/48	1,250	1,259
Water Valley, Metropolitan District No. 01, GO
Callable 12/01/26 @ 100
5.250%, 12/01/40	300	321
Water Valley, Metropolitan District No. 01, GO
Callable 12/01/26 @ 100
5.000%, 12/01/35	100	106
Water Valley, Metropolitan District No. 01, GO
Callable 12/01/26 @ 100
4.000%, 12/01/33	375	372
Water Valley, Metropolitan District No. 02, GO
Callable 12/01/26 @ 100
5.250%, 12/01/40	1,045	1,118
Water Valley, Metropolitan District No. 02, GO
Callable 12/01/26 @ 100
4.000%, 12/01/33	250	242
Westcreek Metropolitan District No. 2, Ser A, GO
Callable 06/01/24 @ 103
5.375%, 12/01/48(B)	1,300	1,303
Whispering Pines Metropolitan District No. 1, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/37	1,685	1,717
Whispering Pines Metropolitan District No. 1, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/47	2,500	2,530

Total Colorado		105,279

Connecticut [0.4%]
Tender Option Bond Trust Receipts/Certificates, Ser 2016-XM0449, RB
Callable 06/01/26 @ 100
8.650%, 12/01/45(A) (B) (G)	3,335	4,647

Delaware [0.2%]
Delaware State, Economic Development Authority, Indian River Power Project, RB
Callable 10/01/20 @ 100
5.375%, 10/01/45	2,000	2,077

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 19

schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
District of Columbia [0.3%]
District of Columbia, Tobacco Settlement Financing, Ser A, RB
Callable 04/29/19 @ 19
7.502%, 06/15/46(D)	$8,000	$1,251
Metropolitan Washington, Airports Authority, Dulles Toll Road Revenue, Ser B, RB
Callable 10/01/28 @ 100
6.500%, 10/01/44	2,000	2,586

Total District of Columbia		3,837

Florida [5.1%]
Alachua County, Health Facilities Authority, East Ridge Retirement Village Project, RB
Callable 11/15/24 @ 100
6.250%, 11/15/44	2,690	2,345
Alachua County, Health Facilities Authority, East Ridge Retirement Village Project, RB
Callable 11/15/24 @ 100
6.000%, 11/15/34	2,500	2,269
Brevard County, Industrial Development Authority, TUFF Florida Tech Project, RB
Callable 11/01/19 @ 100
6.750%, 11/01/39	960	976
Capital Trust Agency, RB
Callable 01/01/29 @ 100
5.375%, 07/01/54(B)	1,500	1,520
Capital Trust Agency, RB
Callable 01/01/29 @ 100
5.125%, 07/01/39(B)	1,500	1,520
Florida State, Capital Trust Agency, Silver Creek St. Augustine, RB
Callable 04/29/19 @ 100
7.000%, 01/01/35(A) (E)	815	774
Florida State, Capital Trust Agency, Silver Creek St. Augustine, RB
Callable 04/29/19 @ 100
5.750%, 01/01/50(E)	945	898
Florida State, Capital Trust Agency, Silver Creek St. Augustine, Ser A, RB
Callable 01/01/21 @ 103
8.250%, 01/01/44(E)	3,390	2,373
Florida State, Capital Trust Agency, Silver Creek St. Augustine, Ser A, RB
Callable 01/01/21 @ 103
8.250%, 01/01/49(E)	1,000	700
Florida State, Development Finance, Renaissance Charter School Project, RB
Callable 06/15/25 @ 100
6.125%, 06/15/46(B)	4,930	5,129
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/22 @ 100
6.125%, 06/15/43(B)	1,000	1,015
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/24 @ 100
6.125%, 06/15/44	3,000	3,181
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/24 @ 100
6.000%, 06/15/34	2,110	2,257
Florida State, Village Community Development District No. 10, SAB
Callable 05/01/23 @ 100
6.000%, 05/01/44	940	1,064
Florida State, Village Community Development District No. 12, SAB
Callable 05/01/26 @ 100
3.875%, 05/01/47	2,965	2,972
Jacksonville, Jacksonville University Project, Ser B, RB
Callable 06/01/28 @ 100
5.000%, 06/01/53(B)	1,000	1,054
Lakewood Ranch, Stewardship District, SAB
Callable 05/01/27 @ 100
5.250%, 05/01/37	1,815	1,910
Miami-Dade County, Educational Facilities Authority, Ser A, RB
Callable 04/01/28 @ 100
4.000%, 04/01/53	1,500	1,554
Miami-Dade County, Industrial Development Authority, Pinecrest Academy Project, RB
Callable 09/15/24 @ 100
5.250%, 09/15/44	4,300	4,578

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 20

schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Miami-Dade County, Industrial Development Authority, Youth CO-OP Charter Schools Project, Ser A, RB
Callable 09/15/25 @ 100
5.750%, 09/15/35(B)	$1,605	$1,648
Mid-Bay, Bridge Authority, Ser A, RB
Pre-Refunded @ 100
7.250%, 10/01/21(C)	5,200	5,911
Mid-Bay, Bridge Authority, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/35	5,000	5,573
Osceola County, Finance Authority, Poinciana Parkway Project, Ser A, RB
Callable 10/01/24 @ 100
5.375%, 10/01/47	5,000	5,385
Palm Beach County, Health Facilities Authority, Sinai Residences Project, Ser A, RB
Callable 06/01/22 @ 102
7.500%, 06/01/49	2,000	2,257
Palm Beach County, Health Facilities Authority, Sinai Residences Project, Ser A, RB
Callable 06/01/22 @ 102
7.250%, 06/01/34	500	561
Saint Johns County, Industrial Development Authority, Presbyterian Retirement Project, Ser A, RB
Pre-Refunded @ 100
6.000%, 08/01/20(C)	3,000	3,172
Village Community Development District No. 12, SAB
Callable 05/01/28 @ 100
4.250%, 05/01/43(B)	2,500	2,564
Village Community Development District No. 12, SAB
Callable 05/01/28 @ 100
4.000%, 05/01/33(B)	1,500	1,538

Total Florida		66,698

Georgia [1.1%]
Atlanta, Department of Aviation, Ser A, RB
Callable 01/01/24 @ 100
5.000%, 01/01/31	2,500	2,845
DeKalb County, Hospital Authority, Dekalb Medical Center Project, RB
Pre-Refunded @ 100
6.125%, 09/01/20(C)	1,000	1,062
Gainesville & Hall County, Development Authority, Riverside Military Academy, RB
Callable 03/01/27 @ 100
5.125%, 03/01/52	2,925	3,085
Gainesville & Hall County, Development Authority, Riverside Military Academy, RB
Callable 03/01/27 @ 100
5.000%, 03/01/47	500	525
Greene County, Development Authority, GLEN-I Project, RB
Callable 01/01/25 @ 100
7.250%, 01/01/46(B)	3,400	3,060
Main Street Natural Gas, Ser A, RB
Callable 05/15/29 @ 100
5.000%, 05/15/43	600	669
Main Street Natural Gas, Ser A, RB
5.000%, 05/15/49	1,000	1,217
Rockdale County, Development Authority, Pratt Paper Project, RB, AMT
Callable 01/01/28 @ 100
4.000%, 01/01/38(B)	1,000	1,013
Savannah, Economic Development Authority, Marshes Skidaway Island Project, RB
Callable 01/01/24 @ 100
7.250%, 01/01/49	810	903

Total Georgia		14,379

Hawaii [0.2%]
Hawaii State, Department of Budget & Finance, 15 Craigside Project, Ser A, RB
Pre-Refunded @ 100
8.750%, 11/15/19(C)	2,055	2,144

Illinois [10.2%]
Aurora, Tax Increase Revenue, Ser A, RB
5.000%, 12/30/27	1,000	1,017

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 21

schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Bridgeview Village, Ser A, GO
Callable 12/01/25 @ 100
5.750%, 12/01/35	$2,000	$2,052
Bridgeview Village, Ser A, GO
Callable 06/01/24 @ 100
5.500%, 12/01/43	4,880	4,922
Chicago, Board of Education, Ser A, GO
Callable 12/01/28 @ 100
5.000%, 12/01/34	1,000	1,077
Chicago, Board of Education, Ser A, GO
Callable 12/01/28 @ 100
5.000%, 12/01/35	1,250	1,341
Chicago, Board of Education, Ser B, GO
Callable 12/01/27 @ 100
7.000%, 12/01/42(B)	5,000	6,068
Chicago, Board of Education, Ser D, GO
Callable 12/01/28 @ 100
5.000%, 12/01/46	2,000	2,096
Chicago, Board of Education, Ser G, GO
Callable 12/01/27 @ 100
5.000%, 12/01/34	2,000	2,149
Chicago, Midway International Airport, Ser B, RB
Callable 01/01/23 @ 100
5.000%, 01/01/35	2,000	2,176
Chicago, Midway International Airport, Ser B, RB
Callable 01/01/24 @ 100
5.000%, 01/01/35	3,000	3,315
Chicago, Ser A, GO
Callable 01/01/27 @ 100
6.000%, 01/01/38	9,000	10,267
Chicago, Ser A, GO
Callable 01/01/29 @ 100
5.500%, 01/01/49	2,000	2,207
Chicago, Ser A, GO
Callable 01/01/29 @ 100
5.000%, 01/01/44	1,500	1,591
Cook County, Ser A, GO
Callable 11/15/26 @ 100
5.000%, 11/15/30	2,050	2,312
Illinois State, Finance Authority, Admiral at Lake Project, RB
Callable 05/15/24 @ 103
5.250%, 05/15/42	3,000	3,027
Illinois State, Finance Authority, Admiral at Lake Project, Ser A, RB
Pre-Refunded @ 100
8.000%, 05/15/20(C)	1,825	1,951
Illinois State, Finance Authority, Admiral at Lake Project, Ser A, RB
Pre-Refunded @ 100
8.000%, 05/15/20(C)	4,000	4,277
Illinois State, Finance Authority, Columbia College Chicago, Ser S, RB
Callable 12/01/25 @ 100
4.125%, 12/01/30	1,505	1,542
Illinois State, Finance Authority, Lutheran Home and Services Project, RB
Callable 05/15/22 @ 100
5.625%, 05/15/42	5,000	5,125
Illinois State, Finance Authority, Presence Health Network, Ser C, RB
Callable 02/15/27 @ 100
5.000%, 02/15/36	4,535	5,235
Illinois State, Finance Authority, Presence Health Network, Ser C, RB
Callable 02/15/27 @ 100
5.000%, 02/15/41	1,000	1,138
Illinois State, Finance Authority, Roosevelt University Project, RB
Pre-Refunded @ 100
6.500%, 10/01/19(C)	3,445	3,529
Illinois State, Finance Authority, Roosevelt University Project, RB
Pre-Refunded @ 100
6.250%, 10/01/19(C)	1,000	1,023
Illinois State, Finance Authority, Wesleyan University, RB
Callable 09/01/26 @ 100
4.000%, 09/01/41	6,640	6,719
Illinois State, GO
Callable 05/01/24 @ 100
5.000%, 05/01/27	1,500	1,601
Illinois State, GO
Callable 11/01/26 @ 100
5.000%, 11/01/36	5,000	5,298

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 22

schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Illinois State, Housing Development Authority, Stonebridge Gurnee Project, Ser A, RB
Callable 01/01/26 @ 100
5.600%, 01/01/56(B)	$2,500	$2,317
Illinois State, Housing Development Authority, Stonebridge Gurnee Project, Ser A, RB
Callable 01/01/26 @ 100
5.450%, 01/01/46(B)	2,500	2,308
Illinois State, Ser A, GO
5.000%, 10/01/28	2,000	2,227
Illinois State, Ser A, GO
Callable 12/01/27 @ 100
5.000%, 12/01/34	5,000	5,372
Illinois State, Ser A, GO
Callable 01/01/22 @ 100
4.000%, 01/01/23	3,000	3,073
Illinois State, Ser D, GO
5.000%, 11/01/25	3,000	3,307
Illinois State, Ser D, GO
3.250%, 11/01/26	8,175	7,936
Romeoville Village, Lewis University, Ser B, RB
Callable 04/01/25 @ 100
4.125%, 10/01/41	1,250	1,255
Romeoville Village, Lewis University, Ser B, RB
Callable 04/01/25 @ 100
4.125%, 10/01/46	1,500	1,503
Sales Tax Securitization, RB
Callable 01/01/28 @ 100
5.000%, 01/01/30	1,000	1,161
Sales Tax Securitization, Ser A, RB
Callable 01/01/28 @ 100
5.000%, 01/01/31	1,000	1,154
Sales Tax Securitization, Ser A, RB
Callable 01/01/28 @ 100
5.000%, 01/01/32	1,000	1,147
Southern Illinois University, Ser B, RB
Callable 10/01/22 @ 100
5.000%, 04/01/26	2,105	2,211
Southwestern Illinois, Development Authority, Collinsville Project, RB
Callable 04/29/19 @ 100
5.350%, 03/01/31	75	55
University of Illinois, Ser B, COP
Callable 10/01/26 @ 100
5.000%, 10/01/27	1,500	1,771
Upper Illinois, River Valley Development Authority, RB
Callable 12/01/28 @ 100
5.000%, 12/01/43	2,000	2,207
Village of Bolingbrook, Special Service Area No. 1, SPL Tax
Callable 03/01/28 @ 100
5.250%, 03/01/41	3,500	3,555
Village of Gilberts, RB
5.000%, 11/15/34	3,250	3,342
Village of Hodgkins, Redevelopment Project Area #4, TA
Callable 01/01/27 @ 100
5.625%, 01/01/37	5,200	5,243

Total Illinois		134,199

Indiana [1.3%]
Allen County, Storypoint Fort Wayne Project, RB
Callable 01/15/24 @ 104
6.875%, 01/15/52(B)	1,265	1,348
Carmel, Barrington Carmel Project, Ser A, RB
Callable 11/15/22 @ 100
7.125%, 11/15/47(E)	3,000	2,400
Carmel, Barrington Carmel Project, Ser A, RB
Callable 11/15/22 @ 100
7.000%, 11/15/32(E)	1,650	1,320
Chesterton, Storypoint Chesterton Project, RB
Callable 01/15/24 @ 104
6.375%, 01/15/51(B)	2,100	2,177
Indianapolis, Ritter Affordable Assisted Living Project, RB
Callable 12/01/22 @ 102
6.900%, 12/01/33	4,000	4,040
Lafayette City, Finance Authority, Glasswater Creek Project, RB
Callable 07/01/26 @ 101
5.800%, 01/01/37	3,310	3,453

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 23

schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Terre Haute, Westminster Village Project, RB
Callable 08/01/22 @ 100
6.000%, 08/01/39	$2,355	$2,384

Total Indiana		17,122

Iowa [0.6%]
Iowa State, Finance Authority, Child Serve Project, Ser B, RB
Callable 06/01/25 @ 100
5.000%, 06/01/36	2,000	2,124
Iowa State, Finance Authority, RB
Callable 12/01/20 @ 103
3.125%, 12/01/22	750	755
Iowa State, Finance Authority, Ser A, RB
Callable 05/15/27 @ 100
5.000%, 05/15/43	2,000	2,130
Iowa State, Tobacco Settlement Authority, Ser C, RB
Callable 04/29/19 @ 100
5.625%, 06/01/46	1,665	1,665
Iowa State, Tobacco Settlement Authority, Ser C, RB
Callable 04/29/19 @ 100
5.500%, 06/01/42	1,180	1,180

Total Iowa		7,854

Kansas [1.3%]
Arkansas City, Public Building Commission, South Central Regional Medical Center, RB
Callable 09/01/19 @ 100
7.000%, 09/01/29	2,550	2,584
Kansas State, Development Finance Authority, Village Shalom Project, Ser A, RB
Callable 11/15/23 @ 104
5.500%, 11/15/38	500	534
Kansas State, Development Finance Authority, Village Shalom Project, Ser A, RB
Callable 11/15/23 @ 104
5.250%, 11/15/53	4,050	4,170
University of Kansas, Hospital Authority, Ser A, RB
Callable 03/01/27 @ 100
4.000%, 03/01/42	5,000	5,244
Wichita City, Masonic Home, Ser II-A, RB
Callable 12/01/26 @ 100
5.375%, 12/01/46	2,500	2,637
Wichita City, Masonic Home, Ser II-A, RB
Callable 12/01/26 @ 100
5.250%, 12/01/36	500	531
Wyandotte County-Kansas City Unified Government, RB
Callable 09/01/25 @ 100
5.750%, 09/01/32	1,880	2,031

Total Kansas		17,731

Kentucky [1.4%]
Kentucky State, Economic Development Finance Authority, Masonic Home Independent Living, RB
Callable 05/15/26 @ 100
5.000%, 05/15/46	2,500	2,568
Kentucky State, Economic Development Finance Authority, Masonic Home Independent Living, RB
Callable 05/15/26 @ 100
5.000%, 05/15/51	2,000	2,048
Kentucky State, Economic Development Finance Authority, Owensboro Medical Health System Project, Ser A, RB
Pre-Refunded @ 100
6.500%, 06/01/20(C)	2,960	3,127
Kentucky State, Economic Development Finance Authority, Owensboro Medical Health System Project, Ser A, RB
Pre-Refunded @ 100
6.375%, 06/01/20(C)	1,000	1,055
Kentucky State, Public Transportation Infrastructure Authority, Downtown Crossing Project, RB
Callable 07/01/23 @ 100
5.750%, 07/01/49	5,650	6,166
Louisville, Louisville Gas and Electric Company Project, RB
1.500%, 10/01/33(A)	3,000	3,000

Total Kentucky		17,964

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 24

schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Louisiana [1.0%]
Juban Crossing, Economic Development District, General Infrastructure Project, Ser C, RB
Callable 03/15/25 @ 100
7.000%, 09/15/44(B)	$5,665	$5,773
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Ser S, RB
Callable 06/01/25 @ 100
5.625%, 06/01/45	2,000	2,047
Louisiana State, Public Facilities Authority, Loyola University Project, RB
Callable 10/01/21 @ 100
5.000%, 10/01/41	5,000	5,186
Louisiana State, Public Facilities Authority, Pellets Project, RB, AMT
Callable 07/01/23 @ 100
10.500%, 07/01/39(E)	1,435	—
Louisiana State, Public Facilities Authority, Pellets Project, RB, AMT
7.000%, 07/01/24(B) (E)	1,319	—
Louisiana State, Public Facilities Authority, Pellets Project, Ser A, RB, AMT
Callable 07/01/24 @ 100
8.375%, 07/01/39(E)	3,474	—

Total Louisiana		13,006

Maine [0.1%]
Maine State, Financing Authority, Casella Waste Systems Project, RB, AMT
4.375%, 08/01/35(A) (B)	1,000	1,022

Maryland [1.4%]
Baltimore, Harbor Point Project, RB
Callable 06/01/26 @ 100
5.000%, 06/01/36	1,000	1,036
Howard County, Annapolis Junction Town Center Project, TA
Callable 02/15/24 @ 100
6.100%, 02/15/44	1,425	1,463
Howard County, Annapolis Junction Town Center Project, TA
Callable 02/15/24 @ 100
5.800%, 02/15/34	725	741
Howard County, Downtown Columbia Project, Ser A, TA
Callable 02/15/26 @ 100
4.500%, 02/15/47(B)	1,250	1,271
Howard County, Downtown Columbia Project, Ser A, TA
Callable 02/15/26 @ 100
4.375%, 02/15/39(B)	1,000	1,016
Maryland State, Economic Development, RB
Callable 09/01/20 @ 100
5.750%, 09/01/25	3,000	3,091
Prince George’s County, RB
Callable 07/01/28 @ 100
5.250%, 07/01/48(B)	2,000	2,073
Prince George’s County, RB
Callable 07/01/28 @ 100
5.125%, 07/01/39(B)	1,000	1,045
Westminster, Luther Village Millers Grant Project, RB
Callable 07/01/24 @ 100
6.250%, 07/01/44	3,780	4,062
Westminster, Luther Village Millers Grant Project, RB
Callable 07/01/24 @ 100
6.125%, 07/01/39	750	802
Westminster, Luther Village Millers Grant Project, RB
Callable 07/01/24 @ 100
6.000%, 07/01/34	1,205	1,283

Total Maryland		17,883

Massachusetts [0.9%]
Massachusetts Development Finance Agency, Ser A, RB
Callable 01/01/29 @ 100
5.000%, 07/01/44	500	568
Massachusetts State, Development Finance Agency, Emmanuel College, Ser A, RB
Callable 10/01/26 @ 100
5.000%, 10/01/36	2,305	2,579
Massachusetts State, Development Finance Agency, Emmanuel College, Ser A, RB
Callable 10/01/26 @ 100
4.000%, 10/01/46	4,120	4,170

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 25

schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Massachusetts State, Development Finance Agency, Ser A, RB
Callable 10/01/26 @ 100
5.000%, 10/01/43	$2,000	$2,206
Massachusetts State, Development Finance Agency, Western New England University, RB
Callable 09/01/28 @ 100
5.000%, 09/01/43	2,000	2,248

Total Massachusetts		11,771

Michigan [1.6%]
Detroit Michigan, GO
Callable 04/01/28 @ 100
5.000%, 04/01/38	625	665
Michigan State, Finance Authority, Hospital Presbyterian Village, RB
Callable 11/15/25 @ 100
5.250%, 11/15/35	2,340	2,410
Michigan State, Finance Authority, Old Redford School Project, Ser A, RB
Callable 12/01/20 @ 100
6.500%, 12/01/40	3,745	3,769
Michigan State, Finance Authority, Public School Academy - Cesar Chavez Project, RB
Callable 02/01/20 @ 101
5.750%, 02/01/33	4,000	4,044
Michigan State, Public Educational Facilities Authority, Old Redford Project, Ser A, RB
Callable 04/29/19 @ 100
5.875%, 12/01/30	2,000	2,000
Michigan State, Tobacco Settlement Finance Authority, Ser A, RB
Callable 04/15/19 @ 100
6.000%, 06/01/34	4,000	4,000
Michigan State, Tobacco Settlement Finance Authority, Ser A, RB
Callable 04/15/19 @ 100
5.125%, 06/01/22	2,620	2,620
Michigan State, Tobacco Settlement Finance Authority, Turbo Project, Ser A, RB
Callable 04/15/19 @ 100
6.875%, 06/01/42	2,000	2,001

Total Michigan		21,509

Minnesota [1.0%]
Anoka, Housing Revenue Authority, Homestead Project, RB
Callable 11/01/24 @ 103
4.750%, 11/01/35	3,000	3,126
Bethel, Senior Housing Revenue, Lodge at Lakes at Stillwater Project, RB
Callable 06/01/23 @ 102
5.250%, 06/01/58	2,840	2,955
Bethel, Senior Housing Revenue, Lodge at Lakes at Stillwater Project, RB
Callable 06/01/23 @ 102
5.000%, 06/01/48	1,000	1,033
Minneapolis State, Riverton Community Housing Project, RB
Callable 08/01/24 @ 102
5.000%, 08/01/53(B)	500	519
Minneapolis State, Riverton Community Housing Project, RB
Callable 08/01/24 @ 102
4.750%, 08/01/43(B)	1,600	1,651
Rochester, RB
Callable 05/15/28 @ 100
4.000%, 11/15/48	2,000	2,127
West Saint Paul, Walker Westwood Ridge Camp, RB
Callable 11/01/25 @ 100
5.000%, 11/01/49	1,150	1,192

Total Minnesota		12,603

Missouri [3.3%]
Blue Springs, Improvement Adams Farm Project, TA
Callable 06/01/24 @ 100
5.250%, 06/01/39	3,400	3,428

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 26

schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SAB
Callable 03/01/21 @ 100
4.000%, 03/01/42	$1,000	$966
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SAB
Callable 03/01/21 @ 100
3.625%, 03/01/33	500	477
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SAB
Callable 03/01/21 @ 100
3.000%, 03/01/26	500	483
Kansas City, Industrial Development Authority, Ser A, RB
Callable 04/01/26 @ 100
5.000%, 04/01/36(B)	1,000	1,020
Kansas City, Industrial Development Authority, Ser A, RB
Callable 04/01/26 @ 100
5.000%, 04/01/46(B)	1,150	1,157
Kirkwood, Industrial Development Authority, Aberdeen Heights Project, RB
Callable 05/15/27 @ 100
5.250%, 05/15/37	1,000	1,092
Kirkwood, Industrial Development Authority, Aberdeen Heights Project, RB
Callable 05/15/27 @ 100
5.250%, 05/15/42	1,000	1,081
Kirkwood, Industrial Development Authority, Aberdeen Heights Project, RB
Callable 05/15/27 @ 100
5.250%, 05/15/50	2,000	2,149
Kirkwood, Industrial Development Authority, Aberdeen Heights Project, Ser A, RB
Pre-Refunded @ 100
8.250%, 05/15/20(C)	3,000	3,216
Lees Summit, Industrial Development Authority, John Knox Village, Ser A, RB
Callable 08/15/24 @ 102
5.000%, 08/15/51	8,000	8,273
Poplar Bluff, Ser A, TA
Callable 11/01/23 @ 100
5.125%, 11/01/35(B)	5,000	4,970
St. Joseph, Industrial Development Authority, Living Community Saint Joseph Project, RB
Callable 04/29/19 @ 100
7.000%, 08/15/32	940	940
St. Louis County, Industrial Development Authority, Manchester Ballas Community, RB
Callable 09/01/24 @ 100
5.250%, 09/01/45(B)	3,000	2,991
St. Louis County, Industrial Development Authority, Manchester Ballas Community, RB
Callable 09/01/24 @ 100
5.000%, 09/01/38(B)	2,000	2,000
St. Louis County, Industrial Development Authority, Senior Living Facilities Friendship Village, RB
Callable 09/01/25 @ 103
5.125%, 09/01/48	2,000	2,146
St. Louis, Industrial Development Authority, Ballpark Village Development Project, RB
Callable 11/15/26 @ 100
4.375%, 11/15/35	2,250	2,317
St. Louis, Industrial Development Authority, Ballpark Village Development Project, RB
Callable 11/15/26 @ 100
3.875%, 11/15/29	1,405	1,459
St. Louis, Industrial Development Authority, Innovation District Project, TA
Callable 05/15/24 @ 100
4.375%, 05/15/36	2,500	2,500

Total Missouri		42,665

Nebraska [0.5%]
Central Plains Energy Project, Project No. 3, RB
Callable 09/01/22 @ 100
5.250%, 09/01/37	1,000	1,090

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 27

schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Central Plains Energy Project, Project No. 3, RB
Callable 09/01/22 @ 100
5.000%, 09/01/42	$5,500	$5,955

Total Nebraska		7,045

Nevada [0.8%]
Clark County, Department of Aviation, Sub-Ser A-2, RB
Callable 07/01/24 @ 100
5.000%, 07/01/35	3,000	3,375
Las Vegas, Finance Authority, RB
Callable 06/15/21 @ 100
4.375%, 06/15/35(B)	3,500	3,266
Las Vegas, Special Improvement District No. 812, SAB
Callable 12/01/25 @ 100
5.000%, 12/01/35	1,000	1,024
Nevada State, Department of Business & Industry, Green-Fulcrum Sierra Biofuels, RB, AMT
Callable 12/15/27 @ 100
6.250%, 12/15/37(B)	100	108
Nevada State, Department of Business & Industry, Sumerset Academy, Ser A, RB
Callable 12/15/25 @ 100
5.000%, 12/15/35(B)	1,595	1,692
Nevada State, Department of Business & Industry, Sumerset Academy, Ser A, RB
Callable 12/15/25 @ 100
5.000%, 12/15/48(B)	1,000	1,040

Total Nevada		10,505

New Jersey [2.1%]
New Jersey State, Economic Development Authority, Continental Airlines Project, RB, AMT
Callable 08/20/22 @ 101
5.250%, 09/15/29	1,000	1,092
New Jersey State, Economic Development Authority, Port Newark Container, RB, AMT
Callable 10/01/27 @ 100
5.000%, 10/01/47	6,000	6,494
New Jersey State, Economic Development Authority, Ser A, RB
Callable 12/15/27 @ 100
5.000%, 06/15/42	1,155	1,249
New Jersey State, Economic Development Authority, Ser A, RB
Callable 12/15/27 @ 100
5.000%, 06/15/47	1,230	1,324
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
Callable 12/15/28 @ 100
5.250%, 06/15/43	15,000	16,722
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
Callable 12/15/28 @ 100
5.000%, 06/15/46	1,000	1,087

Total New Jersey		27,968

New Mexico [0.5%]
Lower Petroglyphs Public Improvement District, RB
Callable 10/01/27 @ 100
5.000%, 10/01/33	500	524
Lower Petroglyphs Public Improvement District, RB
Callable 10/01/27 @ 100
5.000%, 10/01/38	500	516
Lower Petroglyphs Public Improvement District, RB
Callable 10/01/27 @ 100
5.000%, 10/01/48	1,750	1,790
New Mexico State, Hospital Equipment Loan Council, RB
Callable 07/01/22 @ 100
5.500%, 07/01/42	3,110	3,342

Total New Mexico		6,172

New York [4.9%]
Nassau County, Industrial Development Agency, Amsterdam at Harborside, Ser A, RB
Callable 01/01/25 @ 101
6.700%, 01/01/49	4,789	4,822

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 28

schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Nassau County, Industrial Development Agency, Amsterdam at Harborside, Ser C, RB
Callable 04/29/19 @ 100
2.000%, 01/01/49	$1,728	$283
Nassau County, Tobacco Settlement, RB
Callable 04/15/19 @ 100
5.125%, 06/01/46	4,120	4,017
New York Counties, Tobacco Trust IV, Ser A, RB
Callable 04/15/19 @ 100
5.000%, 06/01/45	5,800	5,741
New York State, Liberty Development, World Trade Center, RB
Callable 11/15/24 @ 100
5.000%, 11/15/44(B)	10,000	10,659
New York State, Transportation Development, American Airlines, RB, AMT
Callable 08/01/21 @ 100
5.000%, 08/01/26	3,000	3,148
New York State, Transportation Development, LaGuardia Airport Terminal B, RB, AMT
Callable 07/01/24 @ 100
5.000%, 07/01/41	1,500	1,630
Niagara, Area Development, Ser A, RB, AMT
Callable 07/01/23 @ 100
4.750%, 11/01/42(B)	4,750	4,854
Niagara, Tobacco Asset Securitization, RB
Callable 05/15/24 @ 100
5.250%, 05/15/34	1,000	1,066
Niagara, Tobacco Asset Securitization, RB
Callable 05/15/24 @ 100
5.250%, 05/15/40	1,000	1,059
Suffolk, Tobacco Asset Securitization, Ser C, RB
Callable 06/01/22 @ 100
6.625%, 06/01/44	6,000	6,320
TSASC, RB
Callable 06/01/27 @ 100
5.000%, 06/01/45	9,000	9,009
TSASC, Ser A, RB
Callable 06/01/27 @ 100
5.000%, 06/01/41	2,000	2,158
Westchester Tobacco Asset Securitization, Ser B, RB
Callable 06/01/27 @ 100
5.000%, 06/01/41	2,485	2,660
Westchester, Tobacco Asset Securitization, Sub-Ser C, RB
Callable 06/01/27 @ 100
5.125%, 06/01/51	7,000	7,166

Total New York		64,592

North Carolina [0.2%]
North Carolina State, Department of Transportation, I-77 Hot Lanes Project, RB, AMT
Callable 06/30/25 @ 100
5.000%, 12/31/37	1,405	1,528
North Carolina State, Medical Care Commission, United Church Homes and Services, RB
Callable 09/01/24 @ 100
5.000%, 09/01/37	1,155	1,210

Total North Carolina		2,738

North Dakota [0.8%]
Burleigh County, Education Facilities, University of Mary Project, RB
Callable 04/15/26 @ 100
5.200%, 04/15/46	2,000	2,029
Grand Forks County, Red River Biorefinery Project, RB
Callable 09/15/28 @ 100
5.375%, 09/15/38(B)	2,000	1,913
Mandan, Public Facilities Authority, Park Facilities, Ser A, RB
Callable 09/01/24 @ 100
3.250%, 09/01/41	2,450	2,365
Ward County, Ser C, RB
Callable 06/01/28 @ 100
5.000%, 06/01/48	2,500	2,715
Ward County, Ser C, RB
Callable 06/01/28 @ 100
5.000%, 06/01/53	1,500	1,619

Total North Dakota		10,641

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 29

schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Ohio [5.6%]
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
Callable 04/15/19 @ 100
6.500%, 06/01/47	$7,500	$7,517
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
Callable 04/15/19 @ 100
5.875%, 06/01/30	9,870	9,645
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
Callable 04/15/19 @ 100
5.875%, 06/01/47	6,000	5,851
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
Callable 04/15/19 @ 100
5.750%, 06/01/34	11,340	10,943
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
Callable 04/15/19 @ 100
5.125%, 06/01/24	4,000	3,815
Butler County, Port Authority, Storypoint Fairfield Project, RB
Callable 01/15/24 @ 104
6.375%, 01/15/43(B)	500	524
Cuyahoga County, Hospital Revenue, Metrohealth System, RB
Callable 02/15/27 @ 100
5.250%, 02/15/47	3,800	4,165
Cuyahoga County, Hospital Revenue, Metrohealth System, RB
Callable 02/15/27 @ 100
5.000%, 02/15/52	5,000	5,382
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/33	1,000	1,056
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/44	1,000	1,045
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/48	4,390	4,573
Ohio State, Air Quality Development Authority, Pratt Paper Project, RB, AMT
Callable 01/15/28 @ 100
4.500%, 01/15/48(B)	4,250	4,428
Ohio State, Air Quality Development Authority, Pratt Paper Project, RB, AMT
Callable 01/15/28 @ 100
4.250%, 01/15/38(B)	1,800	1,857
Ohio State, Housing Finance Agency, Sanctuary at Springboro Project, RB
Callable 10/01/25 @ 101
5.450%, 01/01/38(B)	2,500	2,539
Southeastern Ohio, Port Authority, Memorial Health System Project, RB
Callable 12/01/22 @ 100
6.000%, 12/01/42	7,000	7,442
Toledo-Lucas County, Port Authority, Storypoint Waterville Project, RB
Callable 01/15/24 @ 104
6.375%, 01/15/51(B)	2,500	2,592

Total Ohio		73,374

Oklahoma [1.2%]
Oklahoma County, Finance Authority, Epworth Village Project, Ser A, RB
Callable 04/01/22 @ 100
5.125%, 04/01/42	4,000	3,712
Oklahoma State, Development Finance Authority, Inverness Village Community, RB
Callable 01/01/22 @ 100
6.000%, 01/01/32(E)	3,030	1,969
Oklahoma State, Development Finance Authority, RB
Callable 08/01/27 @ 100
5.000%, 08/01/47	4,000	3,700
Oklahoma State, Development Finance Authority, Ser B, RB
Callable 08/15/28 @ 100
5.500%, 08/15/57	3,000	3,436

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 30

schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Payne County, Economic Development Authority, Epworth Living at the Ranch, RB
Callable 11/01/26 @ 100
6.875%, 11/01/46(E)	$5,775	$2,223
Payne County, Economic Development Authority, Epworth Living at the Ranch, RB
Callable 11/01/26 @ 100
6.625%, 11/01/36(E)	2,500	963

Total Oklahoma		16,003

Pennsylvania [3.7%]
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, RB
Callable 05/01/28 @ 100
5.000%, 05/01/33(B)	500	555
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, RB
Callable 05/01/28 @ 100
5.000%, 05/01/42(B)	2,000	2,166
Allentown, Neighborhood Improvement Zone Development Authority, RB
Callable 05/01/28 @ 100
5.375%, 05/01/42(B)	3,000	3,162
Allentown, Neighborhood Improvement Zone Development Authority, RB
Callable 05/01/28 @ 100
5.125%, 05/01/32(B)	1,000	1,051
Berks County, Industrial Development Authority, RB
Callable 11/01/27 @ 100
4.000%, 11/01/47	8,345	8,585
Chester County, Industrial Development Authority, Woodlands at Graystone Project, RB
Callable 03/01/28 @ 100
5.125%, 03/01/48(B)	1,000	1,031
Chester County, Industrial Development Authority, Woodlands at Graystone Project, RB
Callable 03/01/28 @ 100
5.000%, 03/01/38(B)	525	542
Dauphin County, General Authority, Harrisburg University of Science and Technology Project, RB
Callable 10/15/27 @ 100
5.125%, 10/15/41(B)	4,185	4,324
Dauphin County, General Authority, RB
Callable 10/15/27 @ 100
5.000%, 10/15/34(B)	2,320	2,425
Delaware County, Industrial Development Authority, Covanta Project, RB
Callable 07/01/20 @ 100
5.000%, 07/01/43	2,500	2,528
DuBois, Hospital Authority, RB
Callable 01/15/28 @ 100
4.000%, 07/15/43	2,370	2,440
Montgomery County, Higher Education & Health Authority, Philadelphia Presbyterian Hospital, RB
Callable 12/01/24 @ 103
4.000%, 12/01/48	860	848
Pennsylvania State, Economic Development Financing Authority, PPL Energy Supply, Ser A-RE, RB
Callable 09/01/25 @ 100
6.400%, 12/01/38	3,000	3,064
Pennsylvania State, Turnpike Commission, Convertible Capital Appreciation Project, Sub-Ser E, RB
Callable 12/01/27 @ 100
6.375%, 12/01/38	2,000	2,531
Pennsylvania State, Turnpike Commission, Ser A, RB
Callable 12/01/24 @ 100
5.000%, 12/01/33	1,500	1,695
Philadelphia, Authority for Industrial Development, Mariana Bracetti Academy, RB
Callable 12/15/21 @ 100
7.625%, 12/15/41	1,000	1,096
Philadelphia, Authority for Industrial Development, Mariana Bracetti Academy, RB
Callable 12/15/21 @ 100
7.150%, 12/15/36	2,280	2,478

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 31

schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health Systems Project, Ser A, RB
Callable 07/01/22 @ 100
5.625%, 07/01/42	$3,000	$3,214
Pottsville, Hospital Authority, Schuykill Health System Project, RB
Pre-Refunded @ 100
6.500%, 07/01/24(B) (C)	3,000	3,722
Washington County, Redevelopment Authority, TA
Callable 01/01/28 @ 100
5.000%, 07/01/35	1,235	1,271

Total Pennsylvania		48,728

Rhode Island [0.3%]
Rhode Island State, Health & Educational Building, RB
Callable 05/15/26 @ 100
5.000%, 05/15/39	1,000	1,106
Tobacco Settlement Financing, Ser B, RB
Callable 04/15/19 @ 14
9.484%, 06/01/52(D)	26,270	2,508

Total Rhode Island		3,614

South Carolina [1.1%]
South Carolina State, Jobs-Economic Development Authority, The Woodlands at Furman, RB
Callable 11/15/24 @ 103
5.250%, 11/15/47	8,375	9,011
South Carolina State, Jobs-Economic Development Authority, The Woodlands at Furman, RB
Callable 11/15/24 @ 103
5.250%, 11/15/52	5,405	5,796

Total South Carolina		14,807

Tennessee [0.7%]
Chattanooga, Health Educational & Housing Facility Board, RB
Callable 10/01/25 @ 100
5.000%, 10/01/35	1,000	1,090
Johnson City, Health & Educational Facilities Board, Mountain States Health Alliance Project, RB
Pre-Refunded @ 100
6.000%, 07/01/20(C)	2,000	2,109
Nashville Metropolitan Development & Housing Agency, RB
Callable 06/01/28 @ 100
5.125%, 06/01/36(B)	900	963
Nashville Metropolitan Development & Housing Agency, RB
4.500%, 06/01/28(B)	650	691
Shelby County, Health Educational & Housing Facilities Board, Trezevant Manor Project, Ser A, RB
Callable 09/01/23 @ 100
5.500%, 09/01/47	1,000	990
Shelby County, Health Educational & Housing Facilities Board, Trezevant Manor Project, Ser A, RB
Callable 09/01/26 @ 100
5.000%, 09/01/31(B)	2,750	2,720
Shelby County, Health Educational & Housing Facilities Board, Trezevant Manor Project, Ser A, RB
Callable 09/01/26 @ 100
5.000%, 09/01/37(B)	1,145	1,089

Total Tennessee		9,652

Texas [9.7%]
Arlington, Higher Education Finance, Universal Academy Project, Ser A, RB
Callable 03/01/24 @ 100
7.125%, 03/01/44	2,300	2,372
Arlington, Higher Education Finance, Universal Academy Project, Ser A, RB
Callable 03/01/24 @ 100
7.000%, 03/01/34	400	414
Bexar County, Health Facilities Development, Army Retirement Residence Project, RB
Pre-Refunded @ 100
6.200%, 07/01/20(C)	3,250	3,431

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 32

schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Celina, Cambridge Crossing Public Improvement Project, SAB
Callable 09/01/28 @ 100
5.250%, 09/01/47(B)	$500	$504
Celina, Cambridge Crossing Public Improvement Project, SAB
Callable 09/01/28 @ 100
5.125%, 09/01/38(B)	1,500	1,516
Celina, Lakes at Mustang Ranch Public Improvement District Phase 1 Project, SAB
Callable 09/01/20 @ 103
5.875%, 09/01/40	600	611
Celina, Lakes at Mustang Ranch Public Improvement District Phase 1 Project, SAB
Callable 09/01/20 @ 103
5.500%, 09/01/32	250	255
Celina, Lakes at Mustang Ranch Public Improvement District Phase 1 Project, SAB
Callable 09/01/20 @ 103
5.375%, 09/01/28	375	383
Celina, Sutton Fields II Public Improvement Project, SAB
Callable 03/01/23 @ 103
7.250%, 09/01/45	500	504
Central Texas, Regional Mobility Authority, RB
Callable 01/01/23 @ 100
5.000%, 01/01/33	1,000	1,087
Central Texas, Regional Mobility Authority, RB
Callable 01/01/23 @ 100
5.000%, 01/01/42	1,000	1,074
Clifton, Higher Education Finance, Ser D, RB
Callable 08/15/25 @ 100
6.125%, 08/15/48	4,245	4,500
Grand Parkway, Transportation, Toll Revenue, Sub-Ser B, RB
Callable 10/01/23 @ 100
5.000%, 04/01/53	2,000	2,165
Hackberry, Public Improvement District No. 3, SAB
Pre-Refunded @ 100
7.000%, 09/01/19(C)	475	500
Hackberry, Public Improvement District No. 3, SAB
Pre-Refunded @ 100
6.750%, 09/01/19(C)	500	525
Hackberry, Public Improvement District No. 3, SAB
Pre-Refunded @ 100
6.750%, 09/01/19(C)	525	552
Hackberry, Public Improvement District No. 3, SAB
Pre-Refunded @ 100
6.625%, 09/01/19(C)	450	473
Houston, Airport System Revenue, United Airlines Project, RB, AMT
5.000%, 07/15/28	3,000	3,495
Houston, Airport System Revenue, United Airlines Project, RB, AMT
Callable 07/01/24 @ 100
5.000%, 07/01/29	3,000	3,314
Houston, Higher Education Finance, Cosmos Foundation Project, Ser A, RB
Pre-Refunded @ 100
6.875%, 05/15/21(C)	5,300	5,863
Leander, Oak Creek Public Improvement District, SAB
Callable 09/01/19 @ 103
5.875%, 09/01/44	475	476
Leander, Oak Creek Public Improvement District, SAB
Callable 09/01/19 @ 103
5.750%, 09/01/38	500	501
McLendon-Chisholm, Sonoma Public Improvement District Project, SAB
Callable 09/15/20 @ 103
5.500%, 09/15/40	375	377
McLendon-Chisholm, Sonoma Public Improvement District Project, SAB
Callable 09/15/20 @ 103
5.375%, 09/15/35	400	403
McLendon-Chisholm, Sonoma Public Improvement District Project, SAB
Callable 09/15/20 @ 103
5.125%, 09/15/28	500	504
Mission, Economic Development, RB, AMT
Callable 10/01/21 @ 105
4.625%, 10/01/31(B)	3,250	3,376

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 33

schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
New Hope, Cultural Education Facilities Finance, Carillon LifeCare Community Project, RB
Callable 07/01/24 @ 102
5.000%, 07/01/36	$1,250	$1,253
New Hope, Cultural Education Facilities Finance, Carillon LifeCare Community Project, RB
Callable 07/01/24 @ 102
5.000%, 07/01/46	3,410	3,292
New Hope, Cultural Education Facilities Finance, E Grand Preparatory Academy, RB
Callable 08/15/21 @ 100
5.500%, 08/15/46	1,000	1,021
New Hope, Cultural Education Facilities Finance, E Grand Preparatory Academy, RB
Callable 08/15/21 @ 100
5.500%, 08/15/51	2,500	2,549
New Hope, Cultural Education Facilities Finance, Jubilee Academic Center Project, Ser A, RB
Callable 08/15/21 @ 100
5.000%, 08/15/36(B)	4,000	4,040
New Hope, Cultural Education Facilities Finance, MRC Senior Living - Langford Project, RB
Callable 11/15/26 @ 100
5.500%, 11/15/46	1,000	1,016
New Hope, Cultural Education Facilities Finance, MRC Senior Living - Langford Project, RB
Callable 11/15/26 @ 100
5.500%, 11/15/52	1,200	1,215
New Hope, Cultural Education Facilities Finance, MRC Senior Living - Langford Project, RB
Callable 11/15/26 @ 100
5.375%, 11/15/36	500	507
New Hope, Cultural Education Facilities Finance, MRC Senior Living - Langford Project, RB
5.000%, 11/15/26	400	407
New Hope, Cultural Education Facilities Finance, RB
5.000%, 08/15/46	4,500	4,520
Newark, Higher Education Finance, Ser A, RB
Callable 08/15/25 @ 100
5.750%, 08/15/45(B)	1,700	1,810
Newark, Higher Education Finance, Ser A, RB
Callable 08/15/25 @ 100
5.500%, 08/15/35(B)	900	955
North Texas, Tollway Authority, Convertible Capital Appreciation Project, Ser C, RB
Pre-Refunded @ 100
0.545%, 09/01/31(C)	5,000	5,852
Sanger, Industrial Development Authority, Texas Pellets Project, Ser B, RB, AMT
Callable 07/01/22 @ 100
8.000%, 07/01/38(E)	4,950	1,584
Tarrant County, Cultural Education Facilities Finance, Buckingham Senior Living Community Project, RB
Callable 11/15/25 @ 100
5.500%, 11/15/45	5,315	4,199
Tarrant County, Cultural Education Facilities Finance, Buckingham Senior Living Community Project, RB
Callable 04/29/19 @ 100
4.500%, 11/15/21	2,840	2,244
Tarrant County, Cultural Education Facilities Finance, Buckingham Senior Living Community Project, Ser Senior, RB
Callable 04/29/19 @ 100
5.750%, 11/15/37	6,000	4,740
Tarrant County, Cultural Education Facilities Finance, Buckner Senior Living Ventana Project, Ser Senior, RB
Callable 05/15/27 @ 100
6.750%, 11/15/47	2,000	2,248
Tarrant County, Cultural Education Facilities Finance, Buckner Senior Living Ventana Project, Ser Senior, RB
Callable 05/15/27 @ 100
6.750%, 11/15/52	2,200	2,465

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 34

schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Tarrant County, Cultural Education Facilities Finance, Buckner Senior Living Ventana Project, Ser Senior, RB
Callable 05/15/27 @ 100
6.625%, 11/15/37	$3,500	$3,968
Tarrant County, Cultural Education Facilities Finance, C.C. Young Memorial Home Project, RB
Callable 02/15/27 @ 100
6.375%, 02/15/48	9,000	9,784
Tarrant County, Cultural Education Facilities Finance, Edgemere Project, Ser A-REF, RB
Callable 11/15/25 @ 100
5.000%, 11/15/45	5,000	4,542
Tarrant County, Cultural Education Facilities Finance, Northwest Senior Housing Edgemere Project, RB
Callable 05/15/27 @ 100
5.250%, 11/15/47	6,720	6,259
Tarrant County, Cultural Education Facilities Finance, Trinity Basin Preparatory Project, Ser A, RB
Pre-Refunded @ 100
7.300%, 06/01/19(C)	555	560
Temple, Ser A-REV, RB
Callable 08/01/25 @ 100
5.000%, 08/01/38(B)	2,000	2,134
Tender Option Bond Trust Receipts, Ser 2019-XM0722, GO
Callable 06/15/27 @ 100
11.050%, 06/15/42(A) (B)	3,330	4,978
Texas State, Private Activity Bond Surface Transportation, LBJ Infrastructure Project, Ser Senior, RB
Callable 06/30/20 @ 100
7.000%, 06/30/40	1,000	1,061
Texas State, Private Activity Bond Surface Transportation, NTE Mobility Project, Ser Senior, RB
Callable 12/31/19 @ 100
6.875%, 12/31/39	5,350	5,541
Texas State, Private Activity Bond Surface Transportation, SH 288 Toll Lanes Project, RB, AMT
Callable 12/31/25 @ 100
5.000%, 12/31/40	1,745	1,907
Texas State, Private Activity Bond Surface Transportation, SH 288 Toll Lanes Project, RB, AMT
Callable 12/31/25 @ 100
5.000%, 12/31/45	1,000	1,087
Texas State, Transportation Commission, RB
Callable 02/01/29 @ 73
4.449%, 08/01/36(D)	1,000	492

Total Texas		127,405

Vermont [0.1%]
Vermont State, Economic Development Authority, Casella Waste Systems Project, RB, AMT
4.625%, 04/01/36(A) (B)	1,000	1,021

Virgin Islands [0.4%]
Virgin Islands, Public Finance Authority, RB
Callable 10/01/19 @ 100
5.000%, 10/01/22	2,000	1,915
Virgin Islands, Public Finance Authority, Ser Senior, RB
Callable 10/01/20 @ 100
5.000%, 10/01/25	3,155	3,052

Total Virgin Islands		4,967

Virginia [1.3%]
Cherry Hill, Community Development Authority, Potomac Shores Project, SAB
Callable 03/01/25 @ 100
5.400%, 03/01/45(B)	2,000	2,067
Cherry Hill, Community Development Authority, Potomac Shores Project, SAB
Callable 03/01/25 @ 100
5.150%, 03/01/35(B)	1,000	1,033
Farmville, Industrial Development Authority, RB
Callable 01/01/29 @ 100
5.000%, 01/01/48	2,000	2,163

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 35

schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Lower Magnolia Green, Community Development Authority, SAB
Callable 03/01/25 @ 100
5.000%, 03/01/45(B)	$4,020	$4,069
Peninsula Town Center, Community Development Authority, RB
Callable 09/01/27 @ 100
5.000%, 09/01/37(B)	2,750	2,925
Peninsula Town Center, Community Development Authority, RB
Callable 09/01/27 @ 100
5.000%, 09/01/45(B)	3,700	3,903
Virginia State, Small Business Financing Authority, Elizabeth River Project, RB, AMT
Callable 07/01/22 @ 100
6.000%, 01/01/37	820	900

Total Virginia		17,060

Washington [0.9%]
Kalispel Tribe of Indians, Ser A, RB
Callable 01/01/28 @ 100
5.250%, 01/01/38(B)	400	434
Washington State, Health Care Facilities Authority, RB
Callable 01/01/28 @ 100
4.000%, 07/01/42	3,500	3,667
Washington State, Housing Finance Commission, Judson Park Project, RB
Callable 07/01/25 @ 102
5.000%, 07/01/38(B)	325	342
Washington State, Housing Finance Commission, Judson Park Project, RB
Callable 07/01/25 @ 102
5.000%, 07/01/48(B)	750	781
Washington State, Housing Finance Commission, Presbyterian Retirement Communities Northwest Projects, RB
Callable 01/01/25 @ 102
5.000%, 01/01/46(B)	4,330	4,616
Washington State, Housing Finance Commission, Rockwood Retirement Community Project, RB
Callable 01/01/24 @ 100
7.500%, 01/01/49(B)	2,000	2,282

Total Washington		12,122

West Virginia [0.1%]
West Virginia State, Economic Development Authority, Morgantown Energy, RB, AMT
2.875%, 12/15/26	1,560	1,531

Wisconsin [5.4%]
Hartford, Public Finance Authority, RB
Callable 09/01/24 @ 100
5.000%, 09/01/38(B)	1,580	1,641
Pine Lake, Public Finance Authority, RB
Callable 03/01/25 @ 100
5.500%, 03/01/45(B)	3,460	3,636
Pine Lake, Public Finance Authority, RB
Callable 03/01/25 @ 100
5.250%, 03/01/35(B)	1,250	1,317
Public Finance Authority, RB
Callable 01/01/28 @ 100
6.375%, 01/01/48(B)	1,000	1,054
Public Finance Authority, RB
Callable 01/01/28 @ 100
6.250%, 01/01/38(B)	1,000	1,061
Public Finance Authority, RB
Callable 01/01/28 @ 100
6.125%, 01/01/33(B)	1,525	1,636
Public Finance Authority, RB
Callable 06/15/29 @ 100
5.000%, 06/15/49	500	549
Wisconsin State, Health & Educational Facilities Authority, Dickson Hollow Project, RB
Callable 10/01/22 @ 102
5.500%, 10/01/49	2,500	2,678
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 04/01/27 @ 100
4.000%, 04/01/39	2,500	2,588

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 36

schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Wisconsin State, Health & Educational Facilities Authority, Woodland Hill Senior Housing Project, RB
Callable 12/01/22 @ 102
5.250%, 12/01/49	$5,000	$5,264
Wisconsin State, Public Finance Authority, Bancroft Neurohealth Project, RB
Callable 06/01/26 @ 100
5.125%, 06/01/48(B)	4,000	4,071
Wisconsin State, Public Finance Authority, Bancroft Neurohealth Project, RB
Callable 06/01/26 @ 100
5.000%, 06/01/36(B)	1,500	1,529
Wisconsin State, Public Finance Authority, Bancroft Neurohealth Project, RB
Callable 06/01/26 @ 100
4.625%, 06/01/36(B)	3,100	3,040
Wisconsin State, Public Finance Authority, Coral Academy Project, RB
Callable 07/01/24 @ 100
5.625%, 07/01/44	3,500	3,811
Wisconsin State, Public Finance Authority, Coral Academy Project, RB
Callable 07/01/24 @ 100
5.375%, 07/01/34	2,000	2,179
Wisconsin State, Public Finance Authority, Cornerstone Christian Project, RB
Callable 02/01/26 @ 100
5.000%, 02/01/36(B)	3,000	3,048
Wisconsin State, Public Finance Authority, Denver International Airport, RB, AMT
Callable 09/30/27 @ 100
5.000%, 09/30/49	2,000	2,215
Wisconsin State, Public Finance Authority, Las Ventanas Retirement Community Project, RB
Callable 10/01/20 @ 102
7.000%, 10/01/42	5,400	5,296
Wisconsin State, Public Finance Authority, National Gypsum, RB, AMT
Callable 08/01/26 @ 100
4.000%, 08/01/35	3,000	3,036
Wisconsin State, Public Finance Authority, Roseman University Health Sciences, RB
Callable 04/01/25 @ 100
5.875%, 04/01/45	6,000	6,568
Wisconsin State, Public Finance Authority, Senior Trips Obligation Group Project, Ser B, RB, AMT
Callable 07/01/22 @ 100
5.000%, 07/01/42	1,000	1,059
Wisconsin State, Public Finance Authority, Ser A, RB
Callable 06/15/25 @ 100
5.500%, 06/15/35(B)	3,000	3,073
Wisconsin State, Public Finance Authority, Ser A, RB
Callable 06/15/25 @ 100
5.500%, 06/15/45(B)	4,280	4,333
Wisconsin State, Public Finance Authority, Ser C, RB, AMT
5.000%, 07/01/22	1,160	1,229
Wisconsin State, Public Finance Authority, Ser E, RB, AMT
Callable 07/01/22 @ 100
5.000%, 07/01/23	4,655	4,947

Total Wisconsin		70,858

Puerto Rico [1.6%]
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Ser A, RB
Callable 07/01/22 @ 100
5.250%, 07/01/42	9,000	8,842
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-1, RB
Callable 07/01/28 @ 41
6.709%, 07/01/46(D)	5,501	1,183
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-1, RB
Callable 07/01/28 @ 100
5.000%, 07/01/58	5,167	5,105
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-1, RB
Callable 07/01/28 @ 100
4.750%, 07/01/53	2,856	2,708

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 37

schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-1, RB
Callable 07/01/28 @ 100
4.550%, 07/01/40	$2,113	$2,079
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-1, RB
Callable 07/01/25 @ 100
4.500%, 07/01/34	228	231
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-2, RB
Callable 07/01/28 @ 100
5.000%, 07/01/58	474	415
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-2, RB
Callable 07/01/28 @ 100
4.750%, 07/01/53	31	27
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-2, RB
Callable 07/01/28 @ 100
4.550%, 07/01/40	1,186	1,047

Total Puerto Rico		21,637

Guam [0.8%]
Territory of Guam, Government Waterworks Authority, RB
Pre-Refunded @ 100
5.625%, 07/01/20(C)	2,000	2,101
Territory of Guam, Ser A, GO
Pre-Refunded @ 100
7.000%, 11/15/19(C)	5,000	5,169
Territory of Guam, Ser A, RB
Callable 12/01/26 @ 100
5.000%, 12/01/34	2,500	2,733

Total Guam		10,003

American Samoa [0.2%]
American Samoa, Economic Development Authority, Ser A, RB
Callable 09/01/25 @ 100
6.625%, 09/01/35	3,000	3,051

Total Municipal Bonds
(Cost $1,198,359)		1,222,591

Description	Shares/Face Amount (000)	Value (000)
Short-Term Investment** [2.9%]
SEI Daily Income Trust Government Fund, Cl F, 2.196%	38,389,524	$38,390

Total Short-Term Investment
(Cost $38,390)		38,390

Repurchase Agreement [3.1%]
Barclays (B)
2.400%, dated 3/29/19, repurchased on 4/1/19, repurchase price $40,045,100 (collateralized by various U.S. Government obligations, par value $40,045,100, 2.875%, 8/15/45; with a total market value of $40,800,016)	$40,000	40,000

Total Repurchase Agreement
(Cost $40,000)		40,000

Total Investments [99.2%]
(Cost $1,276,749)		$1,300,981

Percentages are based on net assets of $1,312,026 (000).

**	The rate reported is the 7-day effective yield as of March 31, 2019.
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(B)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2019, the value of these securities amounted to $234,573 (000), representing 17.9% of the net assets of the Fund.

(D)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(E)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(F)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(G)

Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on March 31, 2019.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 38

schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Municipal High Income Fund (concluded)

AMT — Alternative Minimum Tax (subject to)

BAM — Build America Mutual

Cl — Class

COP — Certificate of Participation

GO — General Obligation

RB — Revenue Bond

SAB — Special Assessment Board

Ser — Series

SPL Tax — Special Tax

TA — Tax Allocation

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a list of the inputs used as of March 31, 2019, is valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,222,591	$—	$1,222,591
Repurchase Agreement	—	40,000	—	40,000
Short-Term Investment	38,390	—	—	38,390
Total Investments in Securities	$38,390	$1,262,591	$—	$1,300,981

For the period ended March 31, 2019, there have been no transfers between any of the fair value hierarchy levels. Transfers between levels are recognized at period end.

Amounts designated as “—“ are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 ---- Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 39

schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale High Yield Bond Fund

Description	Face Amount (000)	Value (000)
Corporate Bonds [96.4%]
Aerospace & Defense [1.3%]
TransDigm
6.500%, 05/15/25	$275	$279
6.375%, 06/15/26	25	25
6.250%, 03/15/26(A)	175	182
TransDigm UK Holdings
6.875%, 05/15/26(A)	275	274

Total Aerospace & Defense		760

Apparel/Textiles [0.3%]
Hanesbrands
4.625%, 05/15/24(A)	150	150
William Carter
5.625%, 03/15/27(A)	25	26

Total Apparel/Textiles		176

Applications Software [0.7%]
Nuance Communications
5.625%, 12/15/26	200	205
SS&C Technologies
5.500%, 09/30/27(A)	175	177

Total Applications Software		382

Auto Rent & Lease [0.7%]
United Rentals North America
6.500%, 12/15/26	400	421

Auto-Med and Heavy Duty Trks [0.4%]
JB Poindexter
7.125%, 04/15/26(A)	200	201

Autoparts [2.1%]
Adient Global Holdings
4.875%, 08/15/26(A)	225	165
American Axle & Manufacturing
6.500%, 04/01/27	225	218
6.250%, 03/15/26	25	24
Dana Financing Luxembourg Sarl
5.750%, 04/15/25(A)	250	250
IHO Verwaltungs GmbH
4.750% cash/0% PIK, 09/15/26(A)	300	285
Panther BF Aggregator 2
8.500%, 05/15/27(A)	250	251
6.250%, 05/15/26(A)	25	25

Total Autoparts		1,218

Batteries/Battery Sys [0.4%]
Energizer Holdings
7.750%, 01/15/27(A)	25	27
6.375%, 07/15/26(A)	125	128
5.500%, 06/15/25(A)	75	74

Total Batteries/Battery Sys		229

Beauty Products [0.3%]
First Quality Finance
5.000%, 07/01/25(A)	150	146

Broadcasting & Cable [11.1%]
AMC Networks
5.000%, 04/01/24	200	201
4.750%, 08/01/25	100	99
CCO Holdings
5.875%, 04/01/24(A)	750	784
5.750%, 01/15/24	150	154
5.750%, 02/15/26(A)	75	78
5.000%, 02/01/28(A)	200	197
Clear Channel Worldwide Holdings
6.500%, 11/15/22	225	230
CSC Holdings
7.500%, 04/01/28(A)	200	214
5.500%, 05/15/26(A)	200	206
5.500%, 04/15/27(A)	400	409

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 40

schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale High Yield Bond Fund (continued)

Description	Face Amount (000)	Value (000)
5.250%, 06/01/24	$200	$203
5.125%, 12/15/21(A)	200	200
DISH DBS
7.750%, 07/01/26	500	435
Gray Television
7.000%, 05/15/27(A)	250	266
Nexstar Broadcasting
5.625%, 08/01/24(A)	375	381
Sinclair Television Group
5.125%, 02/15/27(A)	375	359
TEGNA
6.375%, 10/15/23	400	413
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/28(A)	200	196
Tribune Media
5.875%, 07/15/22	250	255
Unitymedia GmbH
6.125%, 01/15/25(A)	250	259
Virgin Media Finance
6.000%, 10/15/24(A)	225	233
Virgin Media Secured Finance
5.250%, 01/15/26(A)	250	251
Ziggo BV
5.500%, 01/15/27(A)	350	346

Total Broadcasting & Cable		6,369

Building & Construction [1.3%]
Masonite International
5.750%, 09/15/26(A)	200	204
NCI Building Systems
8.000%, 04/15/26(A)	175	157
Standard Industries
5.000%, 02/15/27(A)	100	97
4.750%, 01/15/28(A)	275	263

Total Building & Construction		721

Chemicals [1.8%]
Alpha 3
6.250%, 02/01/25(A)	275	265
Element Solutions
5.875%, 12/01/25(A)	125	125
Hexion
6.625%, 04/15/20	225	190
PQ
6.750%, 11/15/22(A)	200	208
5.750%, 12/15/25(A)	25	24
Starfruit Finco BV
8.000%, 10/01/26(A)	225	227

Total Chemicals		1,039

Circuit Boards [0.2%]
TTM Technologies
5.625%, 10/01/25(A)	125	120

Commercial Serv-Finance [0.5%]
Refinitiv US Holdings
8.250%, 11/15/26(A)	300	294

Commercial Services [0.8%]
Nielsen Luxembourg SARL
5.000%, 02/01/25(A)	150	144
Star Merger Sub
10.250%, 02/15/27(A)	250	256
6.875%, 08/15/26(A)	75	77

Total Commercial Services		477

Computer Software [0.4%]
Rackspace Hosting
8.625%, 11/15/24(A)	250	223

Computer System Design & Services [1.3%]
Banff Merger Sub
9.750%, 09/01/26(A)	275	267
Dell International
7.125%, 06/15/24(A)	275	292
NCR
5.000%, 07/15/22	200	199

Total Computer System Design & Services		758

Computers-Memory Devices [0.3%]
Western Digital
4.750%, 02/15/26	175	167

Consumer Products & Services [1.3%]
EMI Music Publishing Group North America Holdings
7.625%, 06/15/24(A)	175	185
Prestige Brands
6.375%, 03/01/24(A)	275	280
5.375%, 12/15/21(A)	250	252

Total Consumer Products & Services		717

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 41

schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale High Yield Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Containers & Packaging [6.5%]
ARD Finance
7.125% cash/0% PIK, 09/15/23	$325	$324
Ardagh Packaging Finance
6.000%, 02/15/25(A)	325	325
Berry Global
5.500%, 05/15/22	250	253
5.125%, 07/15/23	50	51
BWAY Holding
7.250%, 04/15/25(A)	425	410
5.500%, 04/15/24(A)	150	149
Crown Americas
4.250%, 09/30/26	125	121
Flex Acquisition
7.875%, 07/15/26(A)	275	265
6.875%, 01/15/25(A)	300	287
Greif
6.500%, 03/01/27(A)	75	77
Multi-Color
6.125%, 12/01/22(A)	50	51
4.875%, 11/01/25(A)	275	284
Owens-Brockway Glass Container
6.375%, 08/15/25(A)	275	289
Reynolds Group Issuer
7.000%, 07/15/24(A)	225	232
6.875%, 02/15/21	69	69
5.750%, 10/15/20	200	200
Sealed Air
5.500%, 09/15/25(A)	150	158
Trident Merger Sub
6.625%, 11/01/25(A)	175	164

Total Containers & Packaging		3,709

Data Processing/Mgmt [1.0%]
First Data
5.750%, 01/15/24(A)	550	566

Diagnostic Equipment [1.4%]
Avantor
9.000%, 10/01/25(A)	250	271
6.000%, 10/01/24(A)	75	78
Ortho-Clinical Diagnostics
6.625%, 05/15/22(A)	500	474

Total Diagnostic Equipment		823

Disposable Medical Prod [0.6%]
Sotera Health Holdings
6.500%, 05/15/23(A)	325	327

Distribution/Wholesale [0.9%]
American Builders & Contractors Supply
5.875%, 05/15/26(A)	50	51
5.750%, 12/15/23(A)	250	256
Core & Main
6.125%, 08/15/25(A)	200	196

Total Distribution/Wholesale		503

Diversified Minerals [0.0%]
Teck Resources
6.000%, 08/15/40	25	26

Diversified Operations [0.3%]
Koppers
6.000%, 02/15/25(A)	200	195

Drugs [2.4%]
Bausch Health
6.500%, 03/15/22(A)	50	52
6.125%, 04/15/25(A)	425	421
5.750%, 08/15/27(A)	50	51
5.500%, 11/01/25(A)	100	102
Bausch Health Americas
8.500%, 01/31/27(A)	475	504
Endo Dac
6.000%, 02/01/25(A)	375	271

Total Drugs		1,401

E-Commerce/Services [0.3%]
Match Group
5.000%, 12/15/27(A)	150	151

Electric Utilities [1.1%]
NRG Energy
7.250%, 05/15/26	350	385
Vistra Operations
5.625%, 02/15/27(A)	100	104
5.500%, 09/01/26(A)	125	130

Total Electric Utilities		619

Electrical Products [0.7%]
WESCO Distribution
5.375%, 06/15/24	400	405

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 42

schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale High Yield Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Energy & Power [1.0%]
Enviva Partners
8.500%, 11/01/21	$225	$235
TerraForm Power Operating
6.625%, 06/15/25(A)	150	157
5.000%, 01/31/28(A)	175	169

Total Energy & Power		561

Enterprise Software/Serv [1.6%]
Infor US
6.500%, 05/15/22	575	583
Informatica
7.125%, 07/15/23(A)	250	255
Riverbed Technology
8.875%, 03/01/23(A)	100	75

Total Enterprise Software/Serv		913

Entertainment & Gaming [3.3%]
Boyd Gaming
6.000%, 08/15/26	150	154
Caesars Resort Collection
5.250%, 10/15/25(A)	225	217
Eldorado Resorts
6.000%, 09/15/26	200	203
MGM Resorts International
5.750%, 06/15/25	200	207
5.500%, 04/15/27	75	76
Mohegan Gaming & Entertainment
7.875%, 10/15/24(A)	150	148
Penn National Gaming
5.625%, 01/15/27(A)	100	97
Rivers Pittsburgh Borrower
6.125%, 08/15/21(A)	225	225
Stars Group Holdings BV
7.000%, 07/15/26(A)	225	235
Station Casinos
5.000%, 10/01/25(A)	200	196
Sugarhouse HSP Gaming Prop Mezz
5.875%, 05/15/25(A)	125	123

Total Entertainment & Gaming		1,881

Financial Services [2.9%]
Navient
6.750%, 06/15/26	175	168
5.875%, 10/25/24	175	169
Navient, MTN
5.500%, 01/25/23	175	175
Quicken Loans
5.750%, 05/01/25(A)	50	50
5.250%, 01/15/28(A)	575	538
Resideo Funding
6.125%, 11/01/26(A)	125	129
Tempo Acquisition
6.750%, 06/01/25(A)	400	403

Total Financial Services		1,632

Food, Beverage & Tobacco [1.6%]
B&G Foods
5.250%, 04/01/25	275	264
Post Holdings
5.625%, 01/15/28(A)	250	248
5.500%, 03/01/25(A)	400	404

Total Food, Beverage & Tobacco		916

Food-Catering [0.4%]
Aramark Services
5.125%, 01/15/24	250	257

Food-Wholesale/Distrib [0.4%]
US Foods
5.875%, 06/15/24(A)	250	255

Gas-Distribution [0.6%]
AmeriGas Partners
5.750%, 05/20/27	225	222
5.500%, 05/20/25	100	100

Total Gas-Distribution		322

Hazardous Waste Disposal [0.3%]
Tervita Escrow
7.625%, 12/01/21(A)	200	199

Hotels and Motels [0.2%]
Wyndham Hotels & Resorts
5.375%, 04/15/26(A)	125	127

Human Resources [0.6%]
Team Health Holdings
6.375%, 02/01/25(A)	425	346

Insurance [1.7%]
Ardonagh Midco 3
8.625%, 07/15/23(A)	200	171

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 43

schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale High Yield Bond Fund (continued)

Description	Face Amount (000)	Value (000)
HUB International
7.000%, 05/01/26(A)	$525	$520
USI
6.875%, 05/01/25(A)	300	291

Total Insurance		982

Investment Bank/Broker-Dealer [0.5%]
NFP
6.875%, 07/15/25(A)	275	263

Mach Tools and Rel Products [0.1%]
Colfax
6.375%, 02/15/26(A)	25	27
6.000%, 02/15/24(A)	25	26

Total Mach Tools and Rel Products		53

Machinery-Pumps [0.2%]
Titan Acquisition
7.750%, 04/15/26(A)	150	129

Medical Information Sys [0.4%]
IQVIA
5.000%, 10/15/26(A)	200	205

Medical Labs and Testing Srv [1.3%]
Charles River Laboratories International
5.500%, 04/01/26(A)	25	26
Envision Healthcare
8.750%, 10/15/26(A)	225	200
MEDNAX
6.250%, 01/15/27(A)	200	202
West Street Merger Sub
6.375%, 09/01/25(A)	300	292

Total Medical Labs and Testing Srv		720

Medical Products & Services [5.5%]
Acadia Healthcare
6.500%, 03/01/24	300	308
CHS
8.000%, 03/15/26(A)	75	72
6.250%, 03/31/23	175	165
HCA
5.875%, 02/01/29	75	81
5.625%, 09/01/28	275	291
5.375%, 02/01/25	425	450
5.250%, 06/15/26	100	107
Mallinckrodt International Finance
5.500%, 04/15/25(A)	550	429
RegionalCare Hospital Partners Holdings
9.750%, 12/01/26(A)	200	208
Sterigenics-Nordion Topco
8.125% cash/0% PIK, 11/01/21(A)	225	222
Surgery Center Holdings
6.750%, 07/01/25(A)	175	158
Tenet Healthcare
7.000%, 08/01/25	300	303
5.125%, 05/01/25	150	151
4.625%, 07/15/24	200	200

Total Medical Products & Services		3,145

Medical-HMO [1.2%]
Centene
4.750%, 01/15/25	125	128
MPH Acquisition Holdings
7.125%, 06/01/24(A)	350	349
Polaris Intermediate
8.500% cash/0% PIK, 12/01/22(A)	200	197

Total Medical-HMO		674

Medical-Outptnt/Home Med [0.4%]
Air Medical Group Holdings
6.375%, 05/15/23(A)	250	210

Medical-Whsle Drug Dist [0.4%]
Vizient
10.375%, 03/01/24(A)	225	245

Metal-Copper [0.8%]
Freeport-McMoRan
5.400%, 11/14/34	125	114
3.875%, 03/15/23	325	320

Total Metal-Copper		434

Metals & Mining [0.4%]
Hudbay Minerals
7.625%, 01/15/25(A)	200	205

Miscellaneous Business Services [0.3%]
Garda World Security
8.750%, 05/15/25(A)	200	190

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 44

schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale High Yield Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Multi-line Insurance [0.4%]
Acrisure
8.125%, 02/15/24(A)	$50	$52
7.000%, 11/15/25(A)	200	180

Total Multi-line Insurance		232

Office Automation and Equip [0.2%]
CDW
5.500%, 12/01/24	100	105

Oil-Field Services [1.3%]
Archrock Partners
6.875%, 04/01/27(A)	125	128
SESI
7.750%, 09/15/24	150	124
7.125%, 12/15/21	175	157
USA Compression Partners
6.875%, 04/01/26	225	231
6.875%, 09/01/27(A)	75	76

Total Oil-Field Services		716

Paper & Related Products [0.5%]
Clearwater Paper
5.375%, 02/01/25(A)	137	127
4.500%, 02/01/23	140	133

Total Paper & Related Products		260

Petroleum & Fuel Products [11.1%]
Antero Midstream Partners
5.750%, 03/01/27(A)	50	50
5.375%, 09/15/24	225	227
Antero Resources
5.125%, 12/01/22	200	201
Ascent Resources Utica Holdings
7.000%, 11/01/26(A)	100	96
Berry Petroleum
7.000%, 02/15/26(A)	100	99
Callon Petroleum
6.125%, 10/01/24	175	176
Carrizo Oil & Gas
6.250%, 04/15/23	175	172
Centennial Resource Production
6.875%, 04/01/27(A)	100	101
Cheniere Corpus Christi Holdings
5.875%, 03/31/25	225	245
Cheniere Energy Partners
5.625%, 10/01/26(A)	250	256
Chesapeake Energy
8.000%, 06/15/27	175	172
7.000%, 10/01/24	150	150
CNX Midstream Partners
6.500%, 03/15/26(A)	200	193
CrownRock
5.625%, 10/15/25(A)	225	216
CVR Refining
6.500%, 11/01/22	250	252
EP Energy
8.000%, 11/29/24(A)	150	83
Gulfport Energy
6.000%, 10/15/24	200	182
Holly Energy Partners
6.000%, 08/01/24(A)	275	284
Jagged Peak Energy
5.875%, 05/01/26	150	149
Laredo Petroleum
5.625%, 01/15/22	125	114
NuStar Logistics
5.625%, 04/28/27	200	200
Oasis Petroleum
6.875%, 01/15/23	150	150
6.250%, 05/01/26(A)	50	48
Parsley Energy
5.250%, 08/15/25(A)	125	123
PDC Energy
5.750%, 05/15/26	375	367
Precision Drilling
7.125%, 01/15/26(A)	175	174
QEP Resources
5.375%, 10/01/22	125	122
Range Resources
5.000%, 03/15/23	200	196
Shelf Drilling Holdings
8.250%, 02/15/25(A)	125	119
SM Energy
6.750%, 09/15/26	175	168
SRC Energy
6.250%, 12/01/25	150	134
Summit Midstream Holdings
5.750%, 04/15/25	375	353
Sunoco
5.500%, 02/15/26	150	148
Targa Resources Partners
6.500%, 07/15/27(A)	25	27
5.875%, 04/15/26(A)	350	370
5.125%, 02/01/25	50	51

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 45

schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale High Yield Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Whiting Petroleum
6.625%, 01/15/26	$200	$196

Total Petroleum & Fuel Products		6,364

Precious Metals [0.2%]
Coeur Mining
5.875%, 06/01/24	125	120

Property/Casualty Ins [0.8%]
AmWINS Group
7.750%, 07/01/26(A)	275	274
AssuredPartners
7.000%, 08/15/25(A)	200	185

Total Property/Casualty Ins		459

Quarrying [0.2%]
Compass Minerals International
4.875%, 07/15/24(A)	150	140

Radio [1.4%]
CBS Radio
7.250%, 11/01/24(A)	150	149
Sirius XM Radio
5.375%, 07/15/26(A)	350	358
3.875%, 08/01/22(A)	200	198
Urban One
7.375%, 04/15/22(A)	125	121

Total Radio		826

Real Estate Investment Trusts [0.2%]
MGM Growth Properties Operating Partnership
5.625%, 05/01/24	125	130

Research and Development [1.1%]
Jaguar Holding II
6.375%, 08/01/23(A)	600	611

Resorts/Theme Parks [0.5%]
Six Flags Entertainment
4.875%, 07/31/24(A)	275	272

Retail [3.6%]
1011778 BC ULC
4.250%, 05/15/24(A)	425	421
Albertsons
7.500%, 03/15/26(A)	100	103
5.750%, 03/15/25	425	403
Beacon Roofing Supply
4.875%, 11/01/25(A)	90	85
Ferrellgas
6.750%, 01/15/22	175	152
6.750%, 06/15/23	175	153
KFC Holding
5.250%, 06/01/26(A)	200	202
Michaels Stores
5.875%, 12/15/20(A)	250	250
Party City Holdings
6.625%, 08/01/26(A)	300	299

Total Retail		2,068

Rubber & Plastic [0.3%]
Goodyear Tire & Rubber
5.000%, 05/31/26	175	167

Rubber/Plastic Products [0.4%]
Gates Global
6.000%, 07/15/22(A)	250	251

Software Tools [0.4%]
RP Crown Parent
7.375%, 10/15/24(A)	250	256

Telecommunication Equip [0.2%]
Anixter
6.000%, 12/01/25(A)	125	131

Telephones & Telecommunications [4.8%]
Altice France
8.125%, 02/01/27(A)	100	101
7.375%, 05/01/26(A)	850	833
Intelsat Jackson Holdings
8.500%, 10/15/24(A)	200	195
5.500%, 08/01/23	150	133
Sprint
7.625%, 02/15/25	375	383
7.125%, 06/15/24	275	279
Sprint Capital
6.875%, 11/15/28	300	288
T-Mobile USA
6.500%, 01/15/24	425	441
6.375%, 03/01/25	100	104

Total Telephones & Telecommunications		2,757

Transportation Services [0.3%]
VOC Escrow
5.000%, 02/15/28(A)	175	170

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 46

schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale High Yield Bond Fund (concluded)

Description	Face Amount (000)/Shares	Value (000)
Transport-Equip and Leasing [1.2%]
Park Aerospace Holdings
5.500%, 02/15/24(A)	$600	$623
5.250%, 08/15/22(A)	75	77

Total Transport-Equip and Leasing		700

Utility [0.8%]
Suburban Propane Partners
5.875%, 03/01/27	250	237
5.750%, 03/01/25	250	242

Total Utility		479

Total Corporate Bonds
(Cost $55,011)		55,221

Special Stock [0.0%]
Broadcasting & Cable [0.0%]
Adelphia Recovery Trust * (B)	8,500	—

Total Special Stock
(Cost $9)		—

Short-Term Investment** [2.9%]
SEI Daily Income Trust Government Fund, Cl F, 2.220%	1,650,601	1,651

Total Short-Term Investment
(Cost $1,651)		1,651

Total Investments [99.3%]
(Cost $56,671)		$56,872

Percentages are based on net assets of $57,267 (000).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2019.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2019, the value of these securities amounted to $36,131 (000), representing 63.1% of the net assets of the Fund.

(B)	Level 3 security in accordance with fair value hierarchy.

Cl — Class

MTN — Medium Term Note

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a list of the inputs used as of March 31, 2019, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$55,221	$—	$55,221
Special Stock	—	—	—	—
Short-Term Investment	1,651	—	—	1,651
Total Investments in Securities	$1,651	$55,221	$—	$56,872

For the period ended March 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2019, there have been transfers between Level 2 and Level 3 assets and liabilities.

The transfers between fair values hierarchy levels were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

Amounts designated as “—” are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 47

schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)
Corporate Bonds [52.5%]
Communication Services [2.6%]
America Movil
3.125%, 07/16/22	$4,000	$4,027

Consumer Discretionary [5.6%]
Daimler Finance North America
3.128%, VAR ICE LIBOR USD 3 Month+0.430%, 02/12/21(A)	4,000	3,982
ERAC USA Finance
3.300%, 10/15/22(A)	250	251
Gap
5.950%, 04/12/21	495	515
General Motors Financial
4.350%, 01/17/27	2,500	2,430
Hyundai Capital America
2.600%, 03/19/20(A)	1,000	994
Tupperware Brands
4.750%, 06/01/21	500	513

Total Consumer Discretionary		8,685

Financials [32.1%]
American Express
3.289%, VAR ICE LIBOR USD 3 Month+0.650%, 02/27/23	3,805	3,798
Axis Specialty Finance
5.875%, 06/01/20	250	258
Bank of Montreal, MTN
3.231%, VAR ICE LIBOR USD 3 Month+0.630%, 09/11/22	4,070	4,077
Bank of Nova Scotia
2.450%, 03/22/21	5,330	5,304
Barclays
4.375%, 01/12/26	1,500	1,506
Capital One Financial
4.200%, 10/29/25	1,000	1,017
Citigroup
4.500%, 01/14/22	2,000	2,086
Credit Suisse Group Funding Guernsey
4.550%, 04/17/26	2,500	2,611
Deutsche Bank, MTN
2.850%, 05/10/19	2,485	2,484
Goldman Sachs Group, MTN
3.951%, VAR ICE LIBOR USD 3 Month+1.300%, 11/23/24	4,500	4,505
Jefferies Group
5.125%, 01/20/23	1,200	1,271
JPMorgan Chase
3.125%, 01/23/25	4,700	4,704
Lehman Brothers Holdings, MTN
7.000%, 09/28/37(B)	400	8
Metropolitan Life Global Funding I
3.875%, 04/11/22(A)	125	129
Morgan Stanley, MTN
3.750%, 02/25/23	5,000	5,128
NASDAQ OMX Group
5.550%, 01/15/20	749	765
Principal Financial Group
3.300%, 09/15/22	200	201
Sumitomo Mitsui Financial Group
2.846%, 01/11/22	3,910	3,913
Toronto-Dominion Bank, MTN
3.293%, VAR ICE LIBOR USD 3 Month+0.560%, 11/05/19	2,100	2,106

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 48

schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Intermediate Fixed Income Fund (continued)

Description	Face Amount (000)	Value (000)
Wells Fargo Bank, MTN
2.910%, VAR United States Secured Overnight Financing Rate+0.480%, 03/25/20	$3,500	$3,504

Total Financials		49,375

Health Care [2.4%]
AbbVie
2.850%, 05/14/23	2,500	2,473
Gilead Sciences
2.950%, 03/01/27	1,240	1,204

Total Health Care		3,677

Industrials [2.0%]
IDEX
4.200%, 12/15/21	250	254
John Deere Capital, MTN
2.800%, 09/08/27	2,500	2,446
Penske Truck Leasing
4.250%, 01/17/23(A)	300	310

Total Industrials		3,010

Information Technology [6.3%]
KLA-Tencor
4.650%, 11/01/24	2,500	2,671
Oracle
2.500%, 05/15/22	5,000	4,982
Western Union
5.253%, 04/01/20	2,000	2,043

Total Information Technology		9,696

Materials [0.4%]
Airgas
2.900%, 11/15/22	250	251
Avery Dennison
5.375%, 04/15/20	405	413

Total Materials		664

Real Estate [0.2%]
Highwoods Realty
3.625%, 01/15/23	200	201
SITE Centers
4.625%, 07/15/22	79	81

Total Real Estate		282

Utilities [0.9%]
Korea Electric Power
6.750%, 08/01/27	75	94
National Fuel Gas
4.900%, 12/01/21	500	514
Puget Energy
6.000%, 09/01/21	500	531
5.625%, 07/15/22	250	267

Total Utilities		1,406

Total Corporate Bonds
(Cost $80,772)		80,822

Municipal Bonds [20.9%]
California [8.0%]
California State, Various Purpose, GO
3.500%, 04/01/28	6,000	6,302
San Jose, Redevelopment Agency Successor Agency, Ser A-T, TA
2.958%, 08/01/24	6,000	6,047

Total California		12,349

New York [12.9%]
New York City Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser C-5, GO
Callable 05/01/28 @ 100
3.800%, 05/01/29	2,500	2,626
New York City, Build America Bonds, GO
5.424%, 03/01/25	3,500	3,969
New York State, Sub-Ser D-2, GO
3.760%, 12/01/27	3,020	3,151
New York State, Urban Development, RB
3.100%, 03/15/24	5,000	5,080
New York State, Urban Development, Ser D-2, RB
Callable 09/15/27 @ 100
3.270%, 03/15/28	5,000	5,059

Total New York		19,885

Total Municipal Bonds
(Cost $31,276)		32,234

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 49

schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Intermediate Fixed Income Fund (continued)

Description	Face Amount (000)	Value (000)
U.S. Treasury Obligations [10.6%]
U.S. Treasury Note
3.125%, 11/15/28	$950	$1,008
2.625%, 01/31/26	2,200	2,242
2.125%, 12/31/22	1,000	996
2.125%, 02/29/24	2,800	2,783
2.439%, 07/25/19(C)	2,000	1,985
2.000%, 08/31/21	5,300	5,267
1.625%, 03/15/20	2,100	2,084

Total U.S. Treasury Obligation
(Cost $16,224)		16,365

U.S. Government Mortgage-Backed Obligations [6.0%]
FHLMC, Pool 1B2677
4.885%, VAR ICE LIBOR USD 12 Month+1.900%, 01/01/35	3	3
FHLMC, Pool 1B2683
4.833%, VAR ICE LIBOR USD 12 Month+1.900%, 01/01/35	1	1
FHLMC, Pool 1B2692
4.647%, VAR ICE LIBOR USD 12 Month+1.767%, 12/01/34	5	5
FHLMC, Pool A93505
4.500%, 08/01/40	18	19
FHLMC, Pool A93996
4.500%, 09/01/40	26	28
FHLMC, Pool C03490
4.500%, 08/01/40	142	150
FHLMC, Pool C09015
3.000%, 10/01/42	145	145
FHLMC, Pool G02940
5.500%, 05/01/37	3	4
FHLMC, Pool G04222
5.500%, 04/01/38	7	7
FHLMC, Pool G04913
5.000%, 03/01/38	28	30
FHLMC, Pool G08003
6.000%, 07/01/34	8	9
FHLMC, Pool G11880
5.000%, 12/01/20	2	2
FHLMC, Pool G18124
6.000%, 06/01/21	2	2
FHLMC, Pool J19197
3.000%, 05/01/27	70	71
FHLMC, Pool Q08998
3.500%, 06/01/42	104	106
FHLMC, Pool Q10378
3.000%, 08/01/42	135	135
FNMA
2.625%, 09/06/24	3,000	3,044
FNMA, Pool 252570
6.500%, 07/01/29	2	3
FNMA, Pool 253183
7.500%, 04/01/30	—	—
FNMA, Pool 253398
8.000%, 08/01/30	1	1
FNMA, Pool 254949
5.000%, 11/01/33	6	7
FNMA, Pool 255814
5.500%, 08/01/35	10	11
FNMA, Pool 303168
9.500%, 02/01/25	1	1
FNMA, Pool 725424
5.500%, 04/01/34	9	10
FNMA, Pool 735060
6.000%, 11/01/34	6	7
FNMA, Pool 735228
5.500%, 02/01/35	5	5
FNMA, Pool 735230
5.500%, 02/01/35	12	13
FNMA, Pool 745275
5.000%, 02/01/36	46	50
FNMA, Pool 745418
5.500%, 04/01/36	51	56
FNMA, Pool 827223
3.840%, VAR ICE LIBOR USD 12 Month+1.465%, 04/01/35	16	17
FNMA, Pool 844809
5.000%, 11/01/35	18	20
FNMA, Pool AD0454
5.000%, 11/01/21	1	1
FNMA, Pool AD8522
4.000%, 08/01/40	20	21
FNMA, Pool AE0828
3.500%, 02/01/41	190	194
FNMA, Pool AH0621
3.500%, 01/01/41	46	47
FNMA, Pool AJ1407
4.000%, 09/01/41	32	33
FNMA, Pool AJ7689
4.000%, 12/01/41	115	120
FNMA, Pool AK0971
3.000%, 02/01/27	63	64
FNMA, Pool AL5866
2.669%, 08/01/22	4,167	4,189
FNMA, Pool AO2970
3.000%, 05/01/42	128	128

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 50

schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Intermediate Fixed Income Fund (continued)

Description	Face Amount (000)/Shares	Value (000)
FNMA, Pool AO4137
3.500%, 06/01/42	$105	$108
FNMA, Pool MA1277
2.500%, 12/01/27	65	65
GNMA, Pool G2 4696
4.500%, 05/20/40	58	61
GNMA, Pool G2 4747
5.000%, 07/20/40	22	24
GNMA, Pool G2 4923
4.500%, 01/20/41	36	38
GNMA, Pool G2 MA0155
4.000%, 06/20/42	87	90
GNMA, Pool G2 MA0392
3.500%, 09/20/42	111	113

Total U.S. Government Mortgage-Backed Obligations
(Cost $9,248)		9,258

Asset-Backed Securities [5.2%]
Bayview Financial Acquisition Trust, Ser 2007-A, Cl 1A2
6.205%, 05/28/37	19	19
Cityscape Home Equity Loan Trust, Ser 1997-C, Cl A4
7.500%, 07/25/28(B) (D)	5	4
Ford Credit Floorplan Master Owner Trust, Ser 2016-3, Cl A1
1.550%, 07/15/19	4,000	3,987
GMACM Mortgage Loan Trust, Ser 2004-GH1, Cl A6
4.810%, 07/25/35	—	—
Nissan Auto Lease Trust, Ser 2017-B, Cl A3
2.050%, 09/15/20	4,000	3,987

Total Asset-Backed Securities
(Cost $8,022)		7,997

Closed-End Fund [2.1%]
Stone Ridge Reinsurance Risk Premium Interval Fund(D)	387,609	3,175

Total Closed-End Fund
(Cost $3,911)		3,175

Description	Face Amount (000)	Value (000)
Foreign Government Bond [0.7%]
Hashemite Kingdom of Jordan Government AID Bond
2.578%, 06/30/22	$1,000	$1,008

Total Foreign Government Bond
(Cost $1,000)		1,008

Commercial Mortgage-Backed Obligations [0.5%]
Commercial Mortgage Trust, Ser 2012-CR2, Cl A4
3.147%, 08/15/45	125	126
GS Mortgage Securities II, Ser 2012-GCJ9, Cl A3
2.773%, 11/10/45	274	275
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-LC11, Cl A5
2.960%, 04/15/46	150	151
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl A4
2.858%, 11/15/45	239	239

Total Commercial Mortgage-Backed Obligations
(Cost $798)		791

Residential Mortgage-Backed Securities [0.0%]
RAAC, Ser 2004-SP1, Cl AI4
5.285%, 08/25/27(E)	—	—
Residential Accredit Loans, Ser 2004-QS6, Cl A1
5.000%, 05/25/19	1	1
Residential Asset Mortgage Products, Ser 2002-RS3, Cl AI5
5.572%, 06/25/32(E)	15	16
WaMu Mortgage Pass-Through Certificates Trust, Ser 2004-CB2, Cl 5A
5.000%, 07/25/19	—	—

Total Residential Mortgage-Backed Securities
(Cost $17)		17

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 51

schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Intermediate Fixed Income Fund (concluded)

Description	Shares	Value (000)
Short-Term Investment** [0.8%]
SEI Daily Income Trust Government Fund, Cl F, 2.220%	1,160,018	$1,160

Total Short-Term Investment
(Cost $1,160)		1,160

Total Investments [99.3%]
(Cost $152,428)		$152,827

Percentages are based on net assets of $153,941 (000).

**	The rate reported is the 7-day effective yield as of March 31, 2019.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2019, the value of these securities amounted to $5,666 (000), representing 3.7% of the net assets of the Fund.

(B)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(C)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(D)	Security is considered illiquid. The total market value of such security as of March 31, 2019, was $3,179 (000) and represented 2.1% of the net assets of the Fund.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

AID — Agency for International Development

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rates

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

VAR — Variable

USD — U.S. Dollar

The following is a list of the inputs used as of March 31, 2019, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$80,822	$—	$80,822
Municipal Bonds	—	32,234	—	32,234
U.S. Treasury Obligations	—	16,365	—	16,365
U.S. Government Mortgage-Backed Obligations	—	9,258	—	9,258
Asset-Backed Securities	—	7,997	—	7,997
Closed-End Fund	3,175	—	—	3,175
Foreign Government Bond	—	1,008	—	1,008
Commercial Mortgage-Backed Obligations	—	791	—	791
Residential Mortgage-Backed Securities	—	17	—	17
Short-Term Investment	1,160	—	—	1,160
Total Investments in Securities	$4,335	$148,492	$—	$152,827

For the period ended March 31, 2019, there have been no transfers between any of the fair value hierarchy levels. Transfers between levels are recognized at period end.

Amounts designated as “—“ are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 52

consolidated schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Corporate Bonds [41.3%]
Advertising Sales [0.0%]
Outfront Media Capital
5.625%, 02/15/24	$250	$257

Aerospace & Defense [0.4%]
Quipor
12.000%, 03/15/33	6,465	6,924
TransDigm
6.500%, 07/15/24	250	257
6.500%, 05/15/25	1,825	1,852
6.375%, 06/15/26	425	421
6.250%, 03/15/26(A)	1,125	1,172
6.000%, 07/15/22	950	965

Total Aerospace & Defense		11,591

Agricultural [0.0%]
Mriya Farming, MTN
2.000%, 09/30/19(A) (B)	177	13
Mriya Recovery Certificates
0.000%, 12/31/49	—	36

Total Agricultural		49

Airlines [0.7%]
EA Partners I
6.875%, 09/28/20	8,282	4,707
EA Partners II
6.750%, 06/01/21(C)	7,545	3,833
Gol Finance
8.875%, 01/24/22	3,869	3,932
7.000%, 01/31/25	1,700	1,583
Guanay Finance
6.000%, 12/15/20	13	14
SriLankan Airlines
5.300%, 06/27/19	8,366	8,331

Total Airlines		22,400

Apparel/Textiles [0.0%]
Hanesbrands
4.875%, 05/15/26(A)	250	247
William Carter
5.625%, 03/15/27(A)	125	129

Total Apparel/Textiles		376

Applications Software [0.1%]
Nuance Communications
6.000%, 07/01/24	750	769
5.625%, 12/15/26	700	719
SS&C Technologies
5.500%, 09/30/27(A)	1,050	1,060

Total Applications Software		2,548

Auto Rent & Lease [0.1%]
United Rentals North America
6.500%, 12/15/26	175	184
5.875%, 09/15/26	575	594
5.750%, 11/15/24	175	180
5.500%, 05/15/27	900	909
4.875%, 01/15/28	600	584

Total Auto Rent & Lease		2,451

Auto-Med and Heavy Duty Trks [0.0%]
JB Poindexter
7.125%, 04/15/26(A)	550	552

Automotive [0.0%]
BCD Acquisition
9.625%, 09/15/23(A)	500	530

Autoparts [0.2%]
Adient Global Holdings
4.875%, 08/15/26(A)	1,600	1,172
American Axle & Manufacturing
6.500%, 04/01/27	1,400	1,355
6.250%, 03/15/26	75	72

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 53

consolidated schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Dana Financing Luxembourg Sarl
6.500%, 06/01/26(A)		$1,250	$1,275
5.750%, 04/15/25(A)		300	300
IHO Verwaltungs GmbH
4.750% cash/0% PIK, 09/15/26(A)		1,875	1,781
Panther BF Aggregator 2
8.500%, 05/15/27(A)		1,475	1,479
6.250%, 05/15/26(A)		200	204

Total Autoparts			7,638

Banks [3.3%]
African Bank, MTN
8.125%, 10/19/20		7,972	7,778
Agromercantil Senior Trust
6.250%, 04/10/19		2,134	2,131
Akbank T.A.S.
6.797%, VAR USD Swap Semi 30/360 5 Yr Curr+4.029%, 04/27/28		5,775	4,763
Banco do Brasil
6.250%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+4.398%, 12/12/49		8,145	7,355
Banco Mercantil del Norte
6.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.035%, 10/06/67		2,070	2,065
Banco Nacional de Costa Rica
5.875%, 04/25/21		200	200
Bank Nadra Via NDR Finance
8.250%, 06/22/17(C)		721	4
Bank of Georgia JSC
11.125%, VAR USD Swap Semi 30/360 5 Yr Curr+8.717%, 12/28/67		8,600	8,783
Credit Bank of Moscow Via CBOM Finance
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+5.416%, 10/05/27		5,885	4,930
5.875%, 11/07/21		970	960
5.150%, 02/20/24(A)	EUR	1,910	2,162
First Bank of Nigeria Via FBN Finance
8.000%, VAR USD Swap Semi 30/360 2 Yr Curr+6.488%, 07/23/21		1,923	1,930
ForteBank JSC
11.750%, 12/15/24		2,998	3,303
ICBC Standard Bank, MTN
8.125%, 12/02/19		9,200	9,435
QNB Finansbank, MTN
6.250%, 04/30/19		1,500	1,498
Tinkoff Bank JSC Via TCS Finance
9.250%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+7.592%, 12/31/49		4,155	4,284
Turkiye Garanti Bankasi
6.125%, VAR USD Swap Semi 30/360 5 Yr Curr+4.220%, 05/24/27		5,870	4,972
Turkiye Is Bankasi
7.000%, VAR USD Swap Semi 30/360 5 Yr Curr+5.117%, 06/29/28		6,190	4,503
5.500%, 04/21/22		2,430	2,199
Turkiye Vakiflar Bankasi TAO
8.125%, 03/28/24		1,000	945
8.125%, 03/28/24(A)		3,900	3,686
Yapi ve Kredi Bankasi
5.500%, 12/06/22		770	650
4.000%, 01/22/20		1,800	1,741
Yapi ve Kredi Bankasi, MTN
8.250%, 10/15/24(A)		4,700	4,497
5.850%, 06/21/24		2,410	2,081
Zenith Bank, MTN
6.250%, 04/22/19		14,365	14,350

Total Banks			101,205

Batteries/Battery Sys [0.0%]
Energizer Holdings
7.750%, 01/15/27(A)		925	985
6.375%, 07/15/26(A)		300	308
5.500%, 06/15/25(A)		175	173

Total Batteries/Battery Sys			1,466

Beauty Products [0.0%]
First Quality Finance
5.000%, 07/01/25(A)		300	292
4.625%, 05/15/21(A)		800	798

Total Beauty Products			1,090

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 54

consolidated schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Broadcasting & Cable [1.9%]
Altice
7.750%, 05/15/22(A)		$450	$450
7.625%, 02/15/25(A)		1,350	1,185
Altice Financing
7.500%, 05/15/26		14,980	14,823
AMC Networks
5.000%, 04/01/24		1,400	1,407
4.750%, 08/01/25		100	99
Cablevision Systems
5.875%, 09/15/22		950	993
CCO Holdings
5.875%, 04/01/24(A)		325	340
5.875%, 05/01/27(A)		600	623
5.750%, 09/01/23		525	535
5.750%, 01/15/24		825	847
5.500%, 05/01/26(A)		875	903
5.375%, 05/01/25(A)		250	258
5.250%, 09/30/22		700	713
5.125%, 02/15/23		1,275	1,297
5.125%, 05/01/27(A)		1,100	1,107
5.000%, 02/01/28(A)		900	888
Clear Channel Worldwide Holdings
6.500%, 11/15/22		1,250	1,277
CSC Holdings
7.750%, 07/15/25(A)		1,000	1,072
7.500%, 04/01/28(A)		675	723
6.625%, 10/15/25(A)		625	663
5.500%, 05/15/26(A)		775	797
5.500%, 04/15/27(A)		1,550	1,583
5.375%, 07/15/23(A)		450	458
5.250%, 06/01/24		875	888
5.125%, 12/15/21(A)		925	926
DISH DBS
7.750%, 07/01/26		1,025	892
5.875%, 11/15/24		1,525	1,281
5.000%, 03/15/23		675	607
Gray Television
5.875%, 07/15/26(A)		1,275	1,297
5.125%, 10/15/24(A)		450	452
iHeartCommunications
9.000%, 03/01/21(C)		1,150	811
Nexstar Broadcasting
6.125%, 02/15/22(A)		650	660
5.875%, 11/15/22		400	410
5.625%, 08/01/24(A)		1,600	1,624
Sinclair Television Group
5.875%, 03/15/26(A)		1,050	1,058
5.625%, 08/01/24(A)		1,075	1,084
5.125%, 02/15/27(A)		500	479
TEGNA
6.375%, 10/15/23		1,125	1,162
5.500%, 09/15/24(A)		100	101
Telegraph Columbus
3.875%, 05/02/25	EUR	1,000	1,002
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/28(A)		1,800	1,764
Tribune Media
5.875%, 07/15/22		1,575	1,607
Unitymedia KabelBW GmbH
6.125%, 01/15/25(A)		1,675	1,738
Virgin Media Finance
6.000%, 10/15/24(A)		200	207
5.750%, 01/15/25(A)		500	508
Virgin Media Secured Finance
5.500%, 08/15/26(A)		400	407
5.250%, 01/15/26(A)		2,025	2,038
Ziggo Bond BV
6.000%, 01/15/27(A)		925	888
5.875%, 01/15/25(A)		275	271
Ziggo BV
5.500%, 01/15/27(A)		1,325	1,308

Total Broadcasting & Cable			58,511

Building & Construction [0.4%]
CIMPOR Financial Operations BV
5.750%, 07/17/24		2,490	2,207
Hillman Group
6.375%, 07/15/22(A)		1,325	1,186
Masonite International
5.750%, 09/15/26(A)		175	179
5.625%, 03/15/23(A)		325	332
NCI Building Systems
8.000%, 04/15/26(A)		1,050	943
Servicios Corporativos Javer
9.875%, 04/06/21		500	494
Standard Industries
6.000%, 10/15/25(A)		950	995
5.000%, 02/15/27(A)		1,475	1,427
USG
4.875%, 06/01/27(A)		175	177
Votorantim Cimentos International
7.250%, 04/05/41		4,450	5,123

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 55

consolidated schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Yuksel Insaat
9.500%, 12/31/49(C)		$11,509	$632

Total Building & Construction			13,695

Building & Construction Supplies [0.8%]
CSN Islands XI
6.875%, 09/21/19		16,120	16,238
CSN Islands XII
7.000%, 12/23/66		10,333	8,882

Total Building & Construction Supplies			25,120

Building-Heavy Construct [1.0%]
Andrade Gutierrez International
11.000%, 08/20/21		25,911	24,746
11.000%, 08/20/21(A)		7,148	6,879

Total Building-Heavy Construct			31,625

Cable Satellite [0.1%]
United Group
4.375%, 07/01/22	EUR	1,700	1,957

Chemicals [0.2%]
Alpha 2 BV
8.750% cash/0% PIK, 06/01/23(A)		325	316
Alpha 3
6.250%, 02/01/25(A)		1,475	1,423
Element Solutions
5.875%, 12/01/25(A)		450	452
Fire BC
4.750%, VAR Euribor 3 Month+4.750%, 09/30/24	EUR	505	565
Hexion
6.625%, 04/15/20		1,600	1,348
PQ
5.750%, 12/15/25(A)		500	487
Starfruit Finco BV
8.000%, 10/01/26(A)		1,325	1,335

Total Chemicals			5,926

Circuit Boards [0.0%]
TTM Technologies
5.625%, 10/01/25(A)		900	865

Coal Mining [1.7%]
DTEK Finance
10.750% cash/0% PIK, 12/31/24		$41,181	41,132
Energy Resources
8.000%, VAR N/A+0.000%, 09/30/22		6,476	6,793
Mongolian Mining
2.838%, VAR N/A+0.000%, 12/31/49		7,787	3,917
New World Resources
8.000%, 04/07/20(C)	EUR	1,101	37
4.000% cash/0% PIK, 10/07/20(C)	EUR	380	7
Zhongrong International Resources
7.250%, 10/26/20		2,030	1,350

Total Coal Mining			53,236

Commercial Serv-Finance [0.1%]
Nexi Capital
4.125%, 11/01/23	EUR	980	1,141
3.625%, VAR Euribor 3 Month+3.625%, 05/01/23	EUR	800	907
Refinitiv US Holdings
8.250%, 11/15/26(A)		1,575	1,546
6.250%, 05/15/26(A)		300	304

Total Commercial Serv-Finance			3,898

Commercial Services [0.3%]
Atento Luxco 1
6.125%, 08/10/22		5,500	5,464
Nielsen Finance
5.000%, 04/15/22(A)		850	839
Nielsen Luxembourg SARL
5.000%, 02/01/25(A)		450	433
Star Merger Sub
10.250%, 02/15/27(A)		1,725	1,770
6.875%, 08/15/26(A)		425	435

Total Commercial Services			8,941

Computer Software [0.0%]
Rackspace Hosting
8.625%, 11/15/24(A)		1,625	1,448

Computer System Design & Services [0.1%]
Banff Merger Sub
9.750%, 09/01/26(A)		1,625	1,576

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 56

consolidated schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Dell International
7.125%, 06/15/24(A)		$1,700	$1,803
NCR
6.375%, 12/15/23		500	514
5.000%, 07/15/22		650	648

Total Computer System Design & Services			4,541

Computers-Memory Devices [0.0%]
Western Digital
4.750%, 02/15/26		600	573

Consumer Products & Services [0.4%]
EMI Music Publishing Group North America Holdings
7.625%, 06/15/24(A)		825	875
Prestige Brands
6.375%, 03/01/24(A)		1,675	1,704
5.375%, 12/15/21(A)		1,675	1,688
Turkiye Sise ve Cam Fabrikalari
6.950%, 03/14/26		2,040	1,969
4.250%, 05/09/20		5,788	5,737

Total Consumer Products & Services			11,973

Containers & Packaging [0.8%]
ARD Finance
7.125% cash/0% PIK, 09/15/23		1,600	1,594
Ardagh Packaging Finance
7.250%, 05/15/24(A)		1,875	1,975
6.000%, 02/15/25(A)		650	650
Berry Global
6.000%, 10/15/22		200	206
5.500%, 05/15/22		1,900	1,928
BWAY Holding
7.250%, 04/15/25(A)		2,850	2,749
5.500%, 04/15/24(A)		1,050	1,042
Crown Americas
4.750%, 02/01/26		650	653
4.250%, 09/30/26		75	73
Flex Acquisition
7.875%, 07/15/26(A)		750	724
6.875%, 01/15/25(A)		2,825	2,698
Greif
6.500%, 03/01/27(A)		375	383
Guala Closures
3.500%, VAR Euribor 3 Month+3.500%, 04/15/24	EUR	250	282
Multi-Color
6.125%, 12/01/22(A)		1,550	1,597
4.875%, 11/01/25(A)		375	387
Owens-Brockway Glass Container
6.375%, 08/15/25(A)		550	579
5.375%, 01/15/25(A)		950	967
5.000%, 01/15/22(A)		125	128
Pactiv
7.950%, 12/15/25		75	75
Reynolds Group Issuer
7.000%, 07/15/24(A)		1,600	1,648
5.750%, 10/15/20		1,599	1,601
Sealed Air
5.125%, 12/01/24(A)		425	440
4.875%, 12/01/22(A)		125	129
Trident Merger Sub
6.625%, 11/01/25(A)		1,075	1,005

Total Containers & Packaging			23,513

Data Processing/Mgmt [0.1%]
First Data
5.750%, 01/15/24(A)		2,725	2,802
5.375%, 08/15/23(A)		375	383

Total Data Processing/Mgmt			3,185

Diagnostic Equipment [0.2%]
Avantor
9.000%, 10/01/25(A)		1,475	1,598
6.000%, 10/01/24(A)		525	545
Ortho-Clinical Diagnostics
6.625%, 05/15/22(A)		3,250	3,084

Total Diagnostic Equipment			5,227

Disposable Medical Prod [0.1%]
Sotera Health Holdings
6.500%, 05/15/23(A)		2,275	2,292

Distribution/Wholesale [0.1%]
American Builders & Contractors Supply
5.875%, 05/15/26(A)		1,275	1,293
5.750%, 12/15/23(A)		200	205
Core & Main
6.125%, 08/15/25(A)		1,225	1,198

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 57

consolidated schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
KAR Auction Services
5.125%, 06/01/25(A)		$700	$692

Total Distribution/Wholesale			3,388

Diversified Minerals [0.1%]
China Hongqiao Group
6.850%, 04/22/19		1,100	1,099
Teck Resources
6.125%, 10/01/35		875	931

Total Diversified Minerals			2,030

Diversified Operations [0.0%]
Koppers
6.000%, 02/15/25(A)		1,300	1,271

Drugs [1.1%]
Bausch Health
9.000%, 12/15/25(A)		875	950
7.000%, 03/15/24(A)		425	450
6.125%, 04/15/25(A)		2,450	2,425
5.875%, 05/15/23(A)		889	900
5.750%, 08/15/27(A)		275	282
5.500%, 03/01/23(A)		157	158
5.500%, 11/01/25(A)		425	434
Bausch Health Americas
9.250%, 04/01/26(A)		300	328
8.500%, 01/31/27(A)		1,125	1,193
Endo Dac
6.000%, 07/15/23(A)		410	316
6.000%, 02/01/25(A)		2,200	1,591
Teva Pharmaceutical Finance
6.150%, 02/01/36		4,580	4,456
Teva Pharmaceutical Finance Netherlands II BV
4.500%, 03/01/25	EUR	1,600	1,862
Teva Pharmaceutical Finance Netherlands III BV
6.750%, 03/01/28		2,850	2,876
6.000%, 04/15/24		3,160	3,172
4.100%, 10/01/46		12,755	9,078
2.800%, 07/21/23		2,480	2,214

Total Drugs			32,685

E-Commerce/Services [0.0%]
Match Group
5.000%, 12/15/27(A)		575	579
Electric Utilities [0.5%]
AES Argentina Generacion
7.750%, 02/02/24		132	112
Calpine
5.875%, 01/15/24(A)		375	384
5.750%, 01/15/25		1,275	1,269
5.250%, 06/01/26(A)		175	174
Cometa Energia
6.375%, 04/24/35		1,056	1,036
NRG Energy
7.250%, 05/15/26		650	715
6.625%, 01/15/27		625	673
6.250%, 05/01/24		1,325	1,368
5.750%, 01/15/28		200	212
Pampa Energia
7.500%, 01/24/27		2,090	1,853
7.375%, 07/21/23		3,665	3,432
Stoneway Capital
10.000%, 03/01/27		2,494	2,413
Termocandelaria Power
7.875%, 01/30/29		100	105
Vistra Operations
5.625%, 02/15/27(A)		800	832
5.500%, 09/01/26(A)		400	416

Total Electric Utilities			14,994

Electrical Products [0.1%]
WESCO Distribution
5.375%, 12/15/21		1,275	1,288
5.375%, 06/15/24		775	784

Total Electrical Products			2,072

Electric-Distribution [0.0%]
Comision Federal de Electricidad
8.180%, 12/23/27	MXN	8,240	384
Viridian Group FinanceCo
4.000%, 09/15/25	EUR	500	556

Total Electric-Distribution			940

Energy & Power [0.3%]
Enviva Partners
8.500%, 11/01/21		1,650	1,720
Rio Energy
6.875%, 02/01/25		4,268	3,228
6.875%, 02/01/25(A)		2,080	1,583

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 58

consolidated schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
TerraForm Power Operating
6.625%, 06/15/25(A)		$700	$733
5.000%, 01/31/28(A)		875	844
4.250%, 01/31/23(A)		100	99

Total Energy & Power			8,207

Enterprise Software/Serv [0.2%]
HNA Ecotech Panorama Cayman
8.000%, 04/15/21		105	93
Infor Software Parent
7.125% cash/0% PIK, 05/01/21(A)		1,025	1,024
Infor US
6.500%, 05/15/22		2,350	2,382
Informatica
7.125%, 07/15/23(A)		1,600	1,630
Riverbed Technology
8.875%, 03/01/23(A)		875	661
Sophia
9.000%, 09/30/23(A)		625	648

Total Enterprise Software/Serv			6,438

Entertainment & Gaming [0.4%]
Boyd Gaming
6.875%, 05/15/23		1,125	1,169
6.375%, 04/01/26		300	310
Caesars Resort Collection
5.250%, 10/15/25(A)		1,950	1,878
Eldorado Resorts
6.000%, 04/01/25		1,175	1,190
Gamenet Group
5.125%, VAR Euribor 3 Month+5.125%, 04/27/23	EUR	265	300
MGM Resorts International
7.750%, 03/15/22		75	83
6.750%, 10/01/20		250	262
6.000%, 03/15/23		500	528
5.750%, 06/15/25		975	1,009
5.500%, 04/15/27		400	404
4.625%, 09/01/26		250	243
Mohegan Gaming & Entertainment
7.875%, 10/15/24(A)		1,025	1,015
Penn National Gaming
5.625%, 01/15/27(A)		675	656
Rivers Pittsburgh Borrower
6.125%, 08/15/21(A)		1,425	1,425
Stars Group Holdings BV
7.000%, 07/15/26(A)		1,425	1,486
Station Casinos
5.000%, 10/01/25(A)		1,025	1,004
Sugarhouse HSP Gaming Prop Mezz
5.875%, 05/15/25(A)		850	840

Total Entertainment & Gaming			13,802

Export/Import Bank [0.2%]
Ukreximbank Via Biz Finance
16.500%, 03/02/21	UAH	170,000	5,657
9.750%, 01/22/25		1,000	1,011

Total Export/Import Bank			6,668

Financial Services [1.0%]
Ally Financial
5.750%, 11/20/25		1,625	1,731
Amigo Luxembourg
7.625%, 01/15/24	GBP	350	452
Arrow Global Finance
3.750%, VAR Euribor 3 Month+3.750%, 03/01/26	EUR	500	542
Cabot Financial Luxembourg II
5.875%, VAR Euribor 3 Month+5.875%, 11/15/21	EUR	1,000	1,118
Credivalores-Crediservicios SAS
9.750%, 07/27/22		3,764	3,604
Fondo MIVIVIENDA
7.000%, 02/14/24	PEN	1,406	456,214
Louvre Bidco SAS
4.250%, 09/30/24	EUR	2,200	2,375
Navient
7.250%, 09/25/23		200	211
6.750%, 06/25/25		225	223
6.750%, 06/15/26		200	192
5.875%, 10/25/24		1,800	1,741
Navient, MTN
6.125%, 03/25/24		975	974
Oilflow SPV 1 DAC
12.000%, 01/13/22		64	66

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 59

consolidated schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Quicken Loans
5.750%, 05/01/25(A)	$2,300	$2,308
5.250%, 01/15/28(A)	300	281
REC, MTN
5.250%, 11/13/23	4,000	4,205
3.875%, 07/07/27	1,500	1,416
Resideo Funding
6.125%, 11/01/26(A)	300	309
Tempo Acquisition
6.750%, 06/01/25(A)	2,500	2,519
Unifin Financiera SOFOM ENR
7.375%, 02/12/26	40	37
7.000%, 01/15/25	7,639	7,181
Vantiv
4.375%, 11/15/25(A)	200	206

Total Financial Services		32,148

Food, Beverage & Tobacco [1.3%]
Ajecorp BV
6.500%, 05/14/22	6,215	5,228
B&G Foods
5.250%, 04/01/25	1,375	1,318
CEDC Finance International
10.000%, 12/31/22(A)	7,230	4,953
MARB BondCo
7.000%, 03/15/24	500	496
Marfrig Holdings Europe
8.000%, 06/08/23	3,345	3,462
Marfrig Holdings Europe BV
6.875%, 06/24/19	3,050	3,066
MHP
8.250%, 04/02/20	15,626	15,967
7.750%, 05/10/24	100	101
Minerva Luxembourg
6.500%, 09/20/26	1,025	1,021
Post Holdings
5.750%, 03/01/27(A)	900	903
5.625%, 01/15/28(A)	575	571
5.500%, 03/01/25(A)	275	278
5.000%, 08/15/26(A)	2,125	2,067
TBLA International Pte
7.000%, 01/24/23	2,155	2,125

Total Food, Beverage & Tobacco		41,556

Food-Catering [0.1%]
Aramark Services
5.125%, 01/15/24	1,075	1,103
5.000%, 04/01/25(A)	625	640
5.000%, 02/01/28(A)	725	722

Total Food-Catering		2,465

Food-Wholesale/Distrib [0.1%]
US Foods
5.875%, 06/15/24(A)	1,450	1,481

Foreign Governments [0.0%]
Republic of Angola Via Northern Lights III BV
7.000%, 08/17/19	106	107

Gas-Distribution [0.1%]
AmeriGas Partners
5.875%, 08/20/26	650	649
5.750%, 05/20/27	925	913
5.500%, 05/20/25	375	374

Total Gas-Distribution		1,936

Hazardous Waste Disposal [0.0%]
Tervita Escrow
7.625%, 12/01/21(A)	1,300	1,290

Hotels and Motels [0.2%]
Grupo Posadas
7.875%, 06/30/22	5,390	5,437
Hilton Domestic Operating
5.125%, 05/01/26(A)	900	915
Wyndham Hotels & Resorts
5.375%, 04/15/26(A)	475	482

Total Hotels and Motels		6,834

Human Resources [0.1%]
Team Health Holdings
6.375%, 02/01/25(A)	3,050	2,482

Industrial [0.0%]
Reward International Investment
7.250%, 01/25/20(C)	4,152	925

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 60

consolidated schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Insurance [0.2%]
Ardonagh Midco 3
8.625%, 07/15/23(A)		$1,375	$1,176
HUB International
7.000%, 05/01/26(A)		3,350	3,317
USI
6.875%, 05/01/25(A)		1,725	1,675

Total Insurance			6,168

Internet Connectiv Svcs [0.0%]
United Group
4.875%, 07/01/24	EUR	1,150	1,318

Investment Bank/Broker-Dealer [0.1%]
NFP
6.875%, 07/15/25(A)		1,625	1,552

Investment Companies [0.2%]
Aabar Investments PJSC, MTN
1.000%, 03/27/22	EUR	3,500	3,540
Unigel Luxembourg
10.500%, 01/22/24		3,600	3,888

Total Investment Companies			7,428

Mach Tools and Rel Products [0.0%]
Colfax
6.375%, 02/15/26(A)		200	213
6.000%, 02/15/24(A)		250	260

Total Mach Tools and Rel Products			473

Machinery-General Indust [0.0%]
Stevens Holding
6.125%, 10/01/26(A)		225	232

Machinery-Pumps [0.0%]
Titan Acquisition
7.750%, 04/15/26(A)		900	776

Medical Information Sys [0.0%]
IQVIA
5.000%, 10/15/26(A)		975	998

Medical Labs and Testing Srv [0.1%]
Charles River Laboratories International
5.500%, 04/01/26(A)		325	337
Envision Healthcare
8.750%, 10/15/26(A)		1,250	1,114
MEDNAX
6.250%, 01/15/27(A)		875	884
West Street Merger Sub
6.375%, 09/01/25(A)		1,800	1,751

Total Medical Labs and Testing Srv			4,086

Medical Products & Services [0.7%]
3AB Optique Developpement SAS
4.125%, VAR Euribor 3 Month+4.125%, 10/01/23	EUR	450	499
4.000%, 10/01/23	EUR	450	501
Acadia Healthcare
6.500%, 03/01/24		2,000	2,050
Bio City Development
8.000%, 07/06/18		1,000	150
CHS
8.625%, 01/15/24(A)		100	100
8.000%, 03/15/26(A)		400	384
6.875%, 02/01/22		975	648
6.250%, 03/31/23		1,025	965
HCA
5.875%, 05/01/23		825	880
5.875%, 02/15/26		675	729
5.875%, 02/01/29		350	377
5.625%, 09/01/28		425	449
5.375%, 02/01/25		1,975	2,093
5.375%, 09/01/26		150	158
5.000%, 03/15/24		1,175	1,246
HCA Healthcare
6.250%, 02/15/21		550	578
Mallinckrodt International Finance
5.625%, 10/15/23(A)		750	623
5.500%, 04/15/25(A)		2,575	2,008
RegionalCare Hospital Partners Holdings
9.750%, 12/01/26(A)		1,250	1,297
Sterigenics-Nordion Topco
8.125% cash/0% PIK, 11/01/21(A)		1,275	1,259
Surgery Center Holdings
6.750%, 07/01/25(A)		1,200	1,086
Teleflex
5.250%, 06/15/24		275	281
4.875%, 06/01/26		675	688
4.625%, 11/15/27		125	124

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 61

consolidated schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Tenet Healthcare
7.000%, 08/01/25	$200	$202
6.750%, 06/15/23	1,600	1,648
5.125%, 05/01/25	1,025	1,030
4.625%, 07/15/24	375	376
4.375%, 10/01/21	300	305

Total Medical Products & Services		22,734

Medical-HMO [0.1%]
Centene
5.375%, 06/01/26(A)	650	678
MPH Acquisition Holdings
7.125%, 06/01/24(A)	2,900	2,893
Polaris Intermediate
8.500% cash/0% PIK, 12/01/22(A)	675	666
WellCare Health Plans
5.375%, 08/15/26(A)	325	340

Total Medical-HMO		4,577

Medical-Outptnt/Home Med [0.1%]
Air Medical Group Holdings
6.375%, 05/15/23(A)	1,800	1,512

Medical-Whsle Drug Dist [0.1%]
Vizient
10.375%, 03/01/24(A)	1,525	1,657

Metal-Copper [0.1%]
Freeport-McMoRan
5.400%, 11/14/34	1,325	1,206
3.875%, 03/15/23	1,425	1,404

Total Metal-Copper		2,610

Metal-Iron [1.1%]
Samarco Mineracao
5.750%, 10/24/23(C)	15,392	10,245
5.375%, 09/26/24(C)	9,794	6,471
4.125%, 11/01/22(C)	25,448	16,340

Total Metal-Iron		33,056

Metals & Mining [0.5%]
Hudbay Minerals
7.625%, 01/15/25(A)	875	898
7.250%, 01/15/23(A)	325	337
TiZir
9.500%, 07/19/22(A)	15,092	15,805

Total Metals & Mining		17,040

Miscellaneous Business Services [0.0%]
Acosta
7.750%, 10/01/22(A)	1,550	240
Garda World Security
8.750%, 05/15/25(A)	1,200	1,140

Total Miscellaneous Business Services		1,380

Multi-line Insurance [0.1%]
Acrisure
8.125%, 02/15/24(A)	400	414
7.000%, 11/15/25(A)	1,275	1,148

Total Multi-line Insurance		1,562

Office Automation and Equip [0.0%]
CDW
5.500%, 12/01/24	575	605
5.000%, 09/01/25	125	128

Total Office Automation and Equip		733

Oil-Field Services [0.2%]
Apergy
6.375%, 05/01/26	175	177
Archrock Partners
6.875%, 04/01/27(A)	775	790
SESI
7.750%, 09/15/24	1,375	1,138
7.125%, 12/15/21	625	560
USA Compression Partners
6.875%, 04/01/26	1,025	1,052
6.875%, 09/01/27(A)	600	610
Weatherford International
8.250%, 06/15/23	750	531
7.000%, 03/15/38	500	285

Total Oil-Field Services		5,143

Oil-US Royalty Trusts [0.0%]
Rio Oil Finance Trust, Ser 2014-1
9.250%, 07/06/24(A)	63	69

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 62

consolidated schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Paper & Related Products [0.1%]
Clearwater Paper
5.375%, 02/01/25(A)	$2,075	$1,930

Petroleum & Fuel Products [9.1%]
Andeavor Logistics
6.250%, 10/15/22	362	372
Antero Midstream Partners
5.750%, 03/01/27(A)	150	152
5.375%, 09/15/24	1,300	1,310
Antero Resources
5.625%, 06/01/23	325	329
5.000%, 03/01/25	350	344
Ascent Resources Utica Holdings
10.000%, 04/01/22(A)	375	411
Berry Petroleum
7.000%, 02/15/26(A)	550	544
Callon Petroleum
6.375%, 07/01/26	175	175
6.125%, 10/01/24	1,155	1,161
Carrizo Oil & Gas
8.250%, 07/15/25	325	335
6.250%, 04/15/23	675	664
Centennial Resource Production
6.875%, 04/01/27(A)	600	606
Cheniere Corpus Christi Holdings
7.000%, 06/30/24	275	310
5.875%, 03/31/25	875	952
5.125%, 06/30/27	275	288
Cheniere Energy Partners
5.625%, 10/01/26(A)	100	102
5.250%, 10/01/25	1,550	1,585
Chesapeake Energy
8.000%, 01/15/25	325	332
8.000%, 06/15/27	925	911
7.000%, 10/01/24	575	574
5.750%, 03/15/23	250	244
CNX Midstream Partners
6.500%, 03/15/26(A)	1,325	1,282
Constellation Oil Services Holding
9.500%, 11/09/24	16,961	6,276
CrownRock
5.625%, 10/15/25(A)	1,600	1,536
CVR Refining
6.500%, 11/01/22	1,725	1,742
DNO
8.750%, 06/18/20(A)	1,600	1,644
8.750%, 05/31/23(A)	11,800	12,127
Endeavor Energy Resources
5.750%, 01/30/28(A)	425	445
5.500%, 01/30/26(A)	75	77
Energy Transfer Operating
5.875%, 01/15/24	350	382
EP Energy
8.000%, 11/29/24(A)	925	513
EP PetroEcuador via Noble Sovereign Funding I
8.240%, VAR ICE LIBOR USD 3 Month+5.630%, 09/24/19	4,692	4,733
Faroe Petroleum
8.000%, 04/28/23	5,200	5,317
Frontera Energy
9.700%, 06/25/23	16,419	17,203
Genel Energy Finance 2
10.000%, 12/22/22(A)	300	315
Gulfport Energy
6.375%, 05/15/25	675	611
6.375%, 01/15/26	225	199
6.000%, 10/15/24	300	272
HKN Energy
11.000%, 03/06/24	11,800	11,918
Holly Energy Partners
6.000%, 08/01/24(A)	1,625	1,677
Jagged Peak Energy
5.875%, 05/01/26	500	496
Kosmos Energy
7.125%, 04/04/26	10,000	9,910
Kuwait Energy
9.500%, 08/04/19	25,432	24,673
Laredo Petroleum
6.250%, 03/15/23	200	178
5.625%, 01/15/22	175	160
Latina Offshore
8.875%, 10/03/19(A) (D)	8,748	7,174
Nostrum Oil & Gas Finance
8.000%, 07/25/22	2,500	1,574
Nostrum Oil & Gas Finance BV
7.000%, 02/16/25	8,500	5,171
NuStar Logistics
5.625%, 04/28/27	1,200	1,198

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 63

consolidated schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Oasis Petroleum
6.875%, 03/15/22		$615	$621
6.875%, 01/15/23		175	175
6.250%, 05/01/26(A)		325	310
Odebrecht Drilling Norbe VIII
7.350% cash/0% PIK, 12/01/26		15,846	9,745
Odebrecht Offshore Drilling Finance
7.720% cash/0% PIK, 12/01/26		188	47
Offshore Drilling Holding
8.375%, 09/20/20		22,045	10,995
Oilflow SPV 1 DAC
12.000%, 01/13/22(A)		7,005	7,205
Oro Negro Drilling Pte
7.500%, 01/24/19(A) (C)		3,177	1,406
Parsley Energy
5.625%, 10/15/27(A)		500	498
5.375%, 01/15/25(A)		275	274
5.250%, 08/15/25(A)		275	271
PDC Energy
6.125%, 09/15/24		450	450
5.750%, 05/15/26		500	489
Petroamazonas EP
4.625%, 02/16/20		5,051	5,051
4.625%, 11/06/20		3,361	3,314
Petrobras Global Finance
6.875%, 01/20/40		3,825	3,914
6.850%, 06/05/15		14,423	14,004
Petrobras Global Finance BV
5.999%, 01/27/28		1,675	1,695
Petroleos de Venezuela
9.750%, 05/17/35(C)		8,689	2,493
8.500%, 10/27/20		10,470	9,370
Petroleos Mexicanos
7.190%, 09/12/24	MXN	13,000	561
6.500%, 03/13/27		3,195	3,225
Petroleos Mexicanos, MTN
6.750%, 09/21/47		3,485	3,208
Petroleum of Trinidad & Tobago
9.750%, 08/14/19		28,140	27,985
6.000%, 05/08/22		9,283	8,866
Precision Drilling
7.750%, 12/15/23		775	796
7.125%, 01/15/26(A)		200	198
6.500%, 12/15/21		103	104
QEP Resources
5.625%, 03/01/26		350	317
5.250%, 05/01/23		550	518
Range Resources
5.000%, 03/15/23		250	245
4.875%, 05/15/25		847	786
ShaMaran Petroleum
12.000%, 07/05/23(A)		8,348	8,325
Shelf Drilling Holdings
8.250%, 02/15/25(A)		850	808
SM Energy
6.750%, 09/15/26		350	335
6.625%, 01/15/27		125	119
5.625%, 06/01/25		375	347
5.000%, 01/15/24		175	162
Southwestern Energy
7.750%, 10/01/27		725	740
SRC Energy
6.250%, 12/01/25		925	826
Summit Midstream Holdings
5.750%, 04/15/25		1,275	1,202
5.500%, 08/15/22		1,200	1,188
Sunoco
5.875%, 03/15/28		325	323
5.500%, 02/15/26		325	322
4.875%, 01/15/23		75	76
Targa Resources Partners
6.500%, 07/15/27(A)		50	54
5.875%, 04/15/26(A)		300	317
5.375%, 02/01/27		1,075	1,099
5.250%, 05/01/23		500	509
5.125%, 02/01/25		225	229
5.000%, 01/15/28		600	592
TransMontaigne Partners
6.125%, 02/15/26		175	165
Ultra Resources
7.125%, 04/15/25(A)		750	154
6.875%, 04/15/22(A)		225	72
Whiting Petroleum
6.625%, 01/15/26		450	441
6.250%, 04/01/23		800	804
WPX Energy
5.250%, 09/15/24		200	202
YPF
8.750%, 04/04/24		6,770	6,821
8.500%, 07/28/25		3,130	3,083
6.950%, 07/21/27		4,510	4,022

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 64

consolidated schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
YPF, MTN
51.729%, VAR 30-35d Argentina BADLAR Private Banks+4.000%, 07/07/20		$1,000	$401

Total Petroleum & Fuel Products			283,378

Precious Metals [0.0%]
Coeur Mining
5.875%, 06/01/24		975	938

Property/Casualty Ins [0.1%]
AmWINS Group
7.750%, 07/01/26(A)		1,150	1,147
AssuredPartners
7.000%, 08/15/25(A)		1,500	1,388

Total Property/Casualty Ins			2,535

Quarrying [0.0%]
Compass Minerals International
4.875%, 07/15/24(A)		1,200	1,122

Radio [0.2%]
CBS Radio
7.250%, 11/01/24(A)		900	895
Sirius XM Radio
6.000%, 07/15/24(A)		975	1,010
5.375%, 04/15/25(A)		1,100	1,129
5.375%, 07/15/26(A)		525	536
4.625%, 05/15/23(A)		400	405
Urban One
7.375%, 04/15/22(A)		775	748

Total Radio			4,723

Real Estate Investment Trusts [0.1%]
MGM Growth Properties Operating Partnership
5.625%, 05/01/24		425	442
Trust F/1401
6.950%, 01/30/44		2,215	2,323

Total Real Estate Investment Trusts			2,765

Real Estate Oper/Develop [1.4%]
Central China Real Estate
8.750%, 01/23/21		970	1,009
6.500%, 03/05/21		2,230	2,233
CFLD Cayman Investment
6.500%, 12/21/20		1,570	1,571
China Evergrande Group
8.750%, 06/28/25		2,385	2,266
7.500%, 06/28/23		4,375	4,138
Ezdan Sukuk
4.875%, 04/05/22		2,170	1,891
4.375%, 05/18/21		3,545	3,130
Global Prime Capital Pte
6.750%, 04/27/20		1,880	1,891
Haya Finance 2017
5.250%, 11/15/22	EUR	3,410	3,390
5.125%, VAR Euribor 3 Month+5.125%, 11/15/22	EUR	450	447
IRSA Propiedades Comerciales
8.750%, 03/23/23		2,225	2,155
Jababeka International BV
6.500%, 10/05/23		2,270	2,167
Kaisa Group Holdings
8.500%, 06/30/22		3,165	2,944
7.250%, 06/30/20		3,285	3,231
KWG Group Holdings
7.875%, 08/09/21		2,075	2,159
New Metro Global
5.000%, 08/08/22		1,205	1,151
Scenery Journey
11.000%, 11/06/20		2,200	2,319
Sunac China Holdings
7.950%, 08/08/22		4,400	4,500

Total Real Estate Oper/Develop			42,592

Research and Development [0.1%]
Jaguar Holding II
6.375%, 08/01/23(A)		3,575	3,642

Resorts/Theme Parks [0.1%]
Six Flags Entertainment
5.500%, 04/15/27(A)		1,925	1,903

Retail [0.7%]
1011778 BC ULC
5.000%, 10/15/25(A)		2,300	2,272
4.250%, 05/15/24(A)		375	371
Albertsons
7.500%, 03/15/26(A)		550	566
6.625%, 06/15/24		825	833
5.750%, 03/15/25		1,750	1,661

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 65

consolidated schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Eurotorg Via Bonitron DAC
8.750%, 10/30/22		$5,195	$5,348
Ferrellgas
6.750%, 01/15/22		775	676
6.750%, 06/15/23		725	633
6.500%, 05/01/21		675	591
IRSA Inversiones y Representaciones
7.000%, 09/09/19		100	99
KFC Holding
5.250%, 06/01/26(A)		625	631
5.000%, 06/01/24(A)		325	331
4.750%, 06/01/27(A)		350	344
LSF10 Wolverine Investments SCA
5.000%, 03/15/24	EUR	500	564
Michaels Stores
5.875%, 12/15/20(A)		1,200	1,202
Party City Holdings
6.625%, 08/01/26(A)		300	298
6.125%, 08/15/23(A)		1,650	1,671
PetSmart
7.125%, 03/15/23(A)		425	317
Rite Aid
6.125%, 04/01/23(A)		275	227
Suburban Propane Partners
5.875%, 03/01/27		425	403
5.750%, 03/01/25		850	822
5.500%, 06/01/24		825	804

Total Retail			20,664

Rubber & Plastic [0.0%]
Goodyear Tire & Rubber
5.000%, 05/31/26		675	644

Rubber/Plastic Products [0.0%]
Gates Global
6.000%, 07/15/22(A)		1,299	1,304

Semi-Conductors [0.1%]
Entegris
4.625%, 02/10/26(A)		575	569
Sensata Technologies
5.000%, 10/01/25(A)		75	77
Sensata Technologies UK Financing
6.250%, 02/15/26(A)		225	238
Tunghsu Venus Holdings
7.000%, 06/12/20		4,275	2,994

Total Semi-Conductors			3,878

Software Tools [0.1%]
RP Crown Parent
7.375%, 10/15/24(A)		1,850	1,896

Steel & Steel Works [2.5%]
CSN Resources
6.500%, 07/21/20		13,930	13,924
Ferrexpo Finance
10.375%, 04/07/19		12,204	12,191
JSW Steel
4.750%, 11/12/19		10,856	10,852
Metinvest BV
8.500%, 04/23/26		22,018	21,623
7.750%, 04/23/23		19,438	19,027
Steel Dynamics
5.500%, 10/01/24		200	206

Total Steel & Steel Works			77,823

Telecommunication Equip [0.1%]
Anixter
6.000%, 12/01/25(A)		225	236
CommScope Technologies
6.000%, 06/15/25(A)		375	365
HTA Group
9.125%, 03/08/22		2,735	2,862

Total Telecommunication Equip			3,463

Telephones & Telecommunications [3.8%]
Altice France
8.125%, 02/01/27(A)		375	379
7.375%, 05/01/26(A)		2,850	2,793
6.250%, 05/15/24(A)		200	202
Banglalink Digital Communications
8.625%, 05/06/19		21,375	21,377
Digicel
6.000%, 04/15/21		19,265	16,187
Digicel Group One
8.250%, 12/30/22(A)		5,941	3,653
Digicel Group Two
9.125%, 04/01/24(A)		7,480	2,057
8.250%, 09/30/22(A)		5,604	1,919

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 66

consolidated schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Intelsat Jackson Holdings
9.750%, 07/15/25(A)		$525	$533
8.500%, 10/15/24(A)		900	875
8.000%, 02/15/24(A)		300	313
5.500%, 08/01/23		900	799
Liquid Telecommunications Financing
8.500%, 07/13/22		2,660	2,745
Matterhorn Telecom
4.000%, 11/15/27	EUR	385	417
3.250%, VAR Euribor 3 Month+3.250%, 02/01/23	EUR	143	159
Maxcom Telecomunicaciones
0.000%, 06/15/20		9,000	5,445
Oi
10.000% cash/0% PIK, 07/27/25		34,324	36,176
Oztel Holdings SPC
6.625%, 04/24/28		4,280	4,185
Silknet JSC
11.000%, 04/02/24		6,550	6,585
Sprint
7.875%, 09/15/23		2,600	2,724
7.625%, 02/15/25		1,250	1,275
7.625%, 03/01/26		300	304
7.125%, 06/15/24		425	431
Sprint Capital
6.875%, 11/15/28		1,200	1,153
Sprint Communications
6.000%, 11/15/22		125	126
Telecom Argentina
6.500%, 06/15/21		1,229	1,229
T-Mobile USA
6.500%, 01/15/24		700	727
6.500%, 01/15/26		400	427
6.375%, 03/01/25		575	599
6.000%, 04/15/24		550	571
4.750%, 02/01/28		650	644
4.500%, 02/01/26		700	700

Total Telephones & Telecommunications			117,709

Textile-Products [0.1%]
Grupo Kaltex
8.875%, 04/11/22		140	95
Prime Bloom Holdings
7.500%, 12/19/19		1,800	1,744

Total Textile-Products			1,839

Transactional Software [0.0%]
Solera
10.500%, 03/01/24(A)		350	379

Transportation Services [0.4%]
Global Liman Isletmeleri
8.125%, 11/14/21		12,490	12,048
Sabre GLBL
5.375%, 04/15/23(A)		375	385
VOC Escrow
5.000%, 02/15/28(A)		500	486

Total Transportation Services			12,919

Transport-Equip and Leasng [0.1%]
Avolon Holdings Funding
5.125%, 10/01/23(A)		150	153
Park Aerospace Holdings
5.500%, 02/15/24(A)		2,975	3,088
5.250%, 08/15/22(A)		625	641
4.500%, 03/15/23(A)		150	149

Total Transport-Equip and Leasng			4,031

Total Corporate Bonds
(Cost $1,340,127)			1,300,157

Loan Participations [25.4%]
Aerospace [0.6%]
Air Canada, Term Loan B (2018)
4.499%, VAR LIBOR+2.000%, 10/06/23		941	938
American Airlines Inc, 2017 Class B Term Loan
4.484%, VAR LIBOR+2.000%, 12/14/23		774	759
American Airlines Inc, Term Loan B
4.499%, VAR LIBOR+2.000%, 04/28/23		1,725	1,690
American Airlines Inc, Term Loan B (2017)
4.493%, VAR LIBOR+2.000%, 10/10/21		1,294	1,283

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 67

consolidated schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
American Airlines Inc, Term Loan B (2018)
4.240%, VAR LIBOR+1.750%, 06/27/25		$535	$520
Autokiniton US Holdings (L&W), Term Loan B
6.499%, VAR LIBOR+4.000%, 05/17/25		437	430
Dae Aviation, Term Loan B, 1st Lien
0.000%, 01/23/26(E)		1,398	1,398
0.000%, 01/23/26(E)		752	751
Ducommun Inc, Term Loan B
6.499%, 11/21/25		810	808
MB Aerospace, Term Loan
5.999%, VAR LIBOR+3.500%, 12/13/24		188	181
Science Applications International Corp (SAIC), Term Loan B (2018)
4.249%, VAR LIBOR+1.750%, 11/05/25		958	943
StandardAero (Dae), Term Loan B
6.250%, VAR LIBOR+3.750%, 07/07/22		3,780	3,782
Transdigm Inc., New Tranche E Term Loan (2018)
4.999%, VAR LIBOR+2.500%, 05/30/25		2,055	1,999
Transdigm Inc., New Tranche F Term Loan (2018)
4.999%, VAR LIBOR+2.500%, 06/09/23		2,160	2,107
WP CPP Holdings, Second Lien (2018)
10.510%, VAR LIBOR+7.750%, 04/24/26		405	400
WP CPP Holdings, Term B Loan
6.510%, VAR LIBOR+3.750%, 04/25/25		2,018	2,000

Total Aerospace			19,989

Aerospace and Defense [0.1%]
A6 Audio Bidco Limited, Facility B2
7.101%, VAR LIBOR+4.500%, 03/22/24		1,223	1,217
CAB, Facility B, 1st Lien
4.000%, VAR Euribor+4.000%, 06/14/24	EUR	1,000	1,123

Total Aerospace and Defense			2,340

Aerospace/Defense [0.0%]
Transdigm Inc., New Tranche G Term Loan
4.999%, 08/22/24(D)		185	180

Agriculture [0.1%]
US Salt, Term Loan B, 1st Lien
7.232%, 02/06/26		1,730	1,726

Automotive [0.2%]
Abra Auto Body/Caliber Collision, Term Loan B, 1st Lien
5.982%, 02/05/26		1,790	1,791
Allison Transmission, Term Loan B, 1st Lien
0.000%, 03/27/26(E)		430	431
Dana, Term Loan B
4.749%, 11/14/25		810	802
Holley Purchaser, Term Loan B
7.751%, VAR LIBOR+5.000%, 10/24/25		354	347
Panther BF Aggregator 2 Power Solutions, Term Loan, 1st Lien
0.000%, 03/18/26(E)		775	766

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 68

consolidated schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Panther BF Aggregator, Term Loan, 1st Lien
0.000%, 03/18/26(E)		$3,000	$3,345

Total Automotive			7,482

Beverage, Food and Tobacco [0.1%]
Everest Bidco SAS, Facility B
4.000%, VAR Euribor+4.000%, 06/06/25	EUR	1,000	1,114
Refresco, Term Loan B, 1st Lien
4.870%, VAR LIBOR+4.000%, 12/13/24	EUR	1,000	1,274

Total Beverage, Food and Tobacco			2,388

Broadcast Radio and Television [0.1%]
Technicolor S.A., Euro Term Loan, 1st Lien
3.500%, VAR Euribor+3.500%, 12/06/23	EUR	4,500	4,527

Broadcasting [0.4%]
CBS Radio Inc., Term Loan B (2017)
5.249%, VAR LIBOR+2.750%, 11/18/24		1,227	1,191
Gray Television, Inc., Term Loan C
4.982%, 11/02/25		1,277	1,262
Nexstar Broadcasting Inc, Term Loan A4 - Nexstar
4.239%, VAR LIBOR+1.750%, 10/20/23		817	809
Nexstar Broadcasting Inc, Term Loan A4 - Shield
4.239%, 10/20/23		23	22
Nexstar Broadcasting Inc, Term Loan B3 (2018) Mission
4.739%, VAR LIBOR+2.250%, 01/17/24		267	263
Nexstar Broadcasting Inc, Term Loan B3 (2018) Nexstar
4.746%, VAR LIBOR+2.250%, 01/17/24		1,451	1,427
Quincy Newspapers, Term Loan B
7.500%, VAR LIBOR+3.000%, 10/19/22		373	369
Tribune Media Company, Term Loan B
5.499%, VAR LIBOR+3.000%, 12/27/20		875	873
Tribune Media Company, Term Loan C
5.499%, VAR LIBOR+3.000%, 01/26/24		3,294	3,287
Univision Comm (fka Umbrella), 2017 Replacement Term Loan
5.249%, VAR LIBOR+2.750%, 03/15/24		2,314	2,177

Total Broadcasting			11,680

Building and Development [0.1%]
Flamingo LUX II, Senior Facility B3
3.000%, VAR Euribor+3.250%, 07/28/23	EUR	1,482	1,648

Buildings and Real Estate [0.2%]
Canary Finco Limited, Facility B
7.113%, VAR LIBOR+4.250%, 03/29/24		2,000	1,987
Elsan SAS (fka Vedici Investissements), Facility B2, 1st Lien
3.750%, VAR Euribor+3.750%, 10/31/22	EUR	2,000	2,245

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 69

consolidated schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
HomeVi, Senior Facility B, 1st Lien
3.000%, VAR Euribor+3.250%, 10/11/24	EUR	2,000	$2,218

Total Buildings and Real Estate			6,450

Business Equipment and Services [0.7%]
Blitz F18-675 GmbH, Facility B1
3.750%, VAR Euribor+3.750%, 07/16/25	EUR	1,500	1,685
Blitz F18-675 GmbH, Facility B2
3.750%, VAR Euribor+3.750%, 07/31/25	EUR	1,500	1,685
Civica, Cov-Lite, 1st Lien
5.598%, 10/10/24(D)	GBP	2,000	2,579
Indigocyan Holdco 3 Limited, Facility B, 1st Lien
5.602%, VAR LIBOR+4.750%, 07/26/24	GBP	3,000	3,878
Phoenix BidCo 2 GmbH, Facility B
3.750%, VAR Euribor+3.750%, 09/13/24	EUR	1,000	705
Saphilux S.a.r.l., Euro Facility B
3.750%, VAR Euribor+3.750%, 03/07/25	EUR	2,000	2,209
Trescal, Term Loan B, 1st Lien
3.250%, VAR Euribor+3.250%, 03/14/25	EUR	1,000	1,099
Unit4, 1st Lien
4.500%, VAR Euribor+4.500%, 09/17/21	EUR	1,000	1,121
Webhelp, 1st Lien
3.500%, VAR Euribor+3.500%, 03/16/23	EUR	1,000	1,119
Webhelp, Term Loan B3, 1st Lien
5.286%, VAR LIBOR+4.250%, 12/31/49	GBP	1,500	1,920
ZPG, Term Loan B, 1st Lien
5.478%, VAR LIBOR+4.750%, 06/06/25	EUR	2,000	2,571
3.750%, VAR Euribor+3.750%, 06/06/25	EUR	1,000	1,116

Total Business Equipment and Services			21,687

Cable & Satellite Television [0.2%]
Orion Cable, Cov-Lite
3.000%, VAR Euribor+3.000%, 10/15/24	EUR	1,248	1,266
Ziggo Secured Finance B.V., Term Loan F, 1st Lien
3.000%, VAR Euribor+3.000%, 04/15/25	EUR	3,000	3,309

Total Cable & Satellite Television			4,575

Cable/Wireless Video [1.5%]
Altice Financing, Term Loan
5.241%, VAR LIBOR+2.750%, 01/31/26		1,565	1,489
Altice Financing, Term Loan B (2017)
5.234%, VAR LIBOR+2.750%, 07/15/25		1,150	1,093
Atlantic Broadband, Term Loan
4.874%, VAR LIBOR+2.375%, 01/03/25		2,069	2,038
Charter Comm Operating, LLC, Term Loan B
4.500%, VAR LIBOR+2.000%, 04/30/25		6,848	6,797
CSC Holdings Inc., Term Loan B (2017)
4.734%, VAR LIBOR+2.250%, 07/17/25		1,449	1,406

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 70

consolidated schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
CSC Holdings Inc., Term Loan B (2018)
4.984%, VAR LIBOR+2.500%, 01/25/26		$526	$515
Intelsat Jackson Holdings, Term Loan B3
6.240%, VAR LIBOR+3.750%, 11/27/23		1,830	1,801
Intelsat Jackson Holdings, Term Loan B4
6.990%, VAR LIBOR+4.500%, 01/02/24		325	325
Intelsat Jackson Holdings, Term Loan B5
6.625%, VAR LIBOR+6.625%, 01/02/24		2,760	2,755
Liberty Cablevision of Puerto Rico, First Lien Term Loan
5.984%, VAR LIBOR+3.500%, 01/07/22		2,610	2,582
Liberty Cablevision of Puerto Rico, Second Lien - 2014
9.234%, VAR LIBOR+6.750%, 06/26/23		112	109
Mediacom LLC, Term Loan N
4.160%, VAR LIBOR+1.750%, 02/15/24		1,120	1,103
Quebecor Media, Term Loan B
4.934%, VAR LIBOR+2.250%, 08/17/20		3,566	3,559
Radiate Holdco, Term Loan B
5.499%, VAR LIBOR+3.000%, 02/01/24		1,215	1,187
Telenet Financing, Term Loan AN
4.734%, VAR LIBOR+2.250%, 08/15/26		1,665	1,627
Unitymedia, Term Loan B (2017)
4.734%, VAR LIBOR+2.250%, 09/30/25		2,285	2,259
Unitymedia, Term Loan D
4.734%, VAR LIBOR+2.250%, 01/15/26		640	632
Unitymedia, Term Loan E
4.484%, VAR LIBOR+2.000%, 05/24/23		730	721
UPC Financing Partnership, Facility AR, 1st Lien
4.984%, VAR LIBOR+2.500%, 01/15/26		1,770	1,766
Virgin Media Invst Hlds Ltd, Term Loan K
4.984%, VAR LIBOR+2.500%, 01/15/26		3,320	3,282
WideOpenWest Finance LLC, Term Loan B (2017)
5.741%, VAR LIBOR+3.250%, 08/18/23		2,498	2,401
Ziggo B.V., Term Loan E
4.984%, VAR LIBOR+2.500%, 04/15/25		7,800	7,589

Total Cable/Wireless Video			47,036

Cargo Transport [0.0%]
Baring Private Equity Asia VI Holding (2) Limited, Initial Euro Term Loan
3.250%, VAR Euribor+3.250%, 07/21/22	EUR	968	1,072

Chemical/Plastics [0.3%]
AkzoNobel (Starfruit), Term Loan B, 1st Lien
3.750%, VAR Euribor+3.750%, 10/01/25	EUR	1,000	1,119

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 71

consolidated schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Allnex (Luxembourg) & Cy S.C.A. (f/k/a AI Chem & Cy S.C.A.), Tranche B-1 Term Loan, 1st Lien
3.250%, VAR Euribor+3.250%, 06/02/23	EUR	1,453	$1,614
Novacap Group Bidco, Additional Facility B3, 1st Lien
3.500%, VAR Euribor+3.500%, 06/22/23(E)	EUR	319	352
Novacap Group Bidco, Facility B, 1st Lien
3.500%, VAR Euribor+3.500%, 04/28/23	EUR	2,180	2,406
Oxea Holding Vier GMBH, Tranche B-1 Term Loan
3.750%, VAR Euribor+3.750%, 09/27/24	EUR	1,500	1,683
Solenis Holdings LLC, Initial Euro Term Loan
4.750%, VAR Euribor+4.250%, 12/18/23	EUR	998	1,114

Total Chemical/Plastics			8,288

Chemicals [1.3%]
AkzoNobel (Starfruit), Term Loan B
5.740%, VAR LIBOR+3.250%, 10/01/25		3,970	3,908
Alpha 3 (Atotech), Term Loan B-1
5.601%, VAR LIBOR+3.000%, 01/31/24		543	530
ASP Chromaflo Intermediate Holdings, Second Lien
10.493%, VAR LIBOR+8.000%, 11/18/24		68	68
ASP Chromaflo Intermediate Holdings, Term Loan B-1
5.999%, VAR LIBOR+3.500%, 11/20/23		436	431
ASP Chromaflo Intermediate Holdings, Term Loan B-2
5.999%, VAR LIBOR+3.500%, 11/20/23		566	560
Axalta Coating Systems Dutch Holding B B.V. (Axalta Coating Systems U.S. Holdings, Inc.), Term B-2 Dollar Loan, 1st Lien
4.351%, VAR LIBOR+2.000%, 06/01/24		1,701	1,662
Chemours Co LLC, Term Loan B (2018)
4.250%, VAR LIBOR+1.750%, 03/26/25		741	732
Consolidated Energy Limited, Term Loan B
4.989%, VAR LIBOR+2.500%, 05/07/25		1,227	1,185
Cyanco Intermediate 2 Corp., Term Loan
5.999%, VAR LIBOR+3.500%, 03/07/25		307	303
Element Solutions, Term Loan B
4.749%, 01/30/26(E)		643	637
Emerald Performance Materials, LLC, Initial Term Loan (First Lien)
5.999%, VAR LIBOR+3.500%, 07/30/21		117	115
Emerald Performance Materials, LLC, Second Lien
10.249%, VAR LIBOR+7.750%, 08/01/22		1,655	1,618
Ferro Corp, Term Loan B-1
4.851%, VAR LIBOR+2.250%, 02/14/24		774	763
Ferro Corp, Term Loan B-2
4.851%, VAR LIBOR+2.250%, 02/14/24		245	241

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 72

consolidated schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Ferro Corp, Term Loan B-3
4.851%, VAR LIBOR+2.250%, 02/14/24		$239	$236
Gemini HDPE LLC, Term Loan B
5.250%, VAR LIBOR+2.500%, 07/24/21		1,807	1,781
HB Fuller, Term Loan B
4.488%, VAR LIBOR+2.000%, 10/20/24		2,116	2,076
Ineos Group Holdings PLC, Term Loan B
4.499%, VAR LIBOR+2.000%, 04/01/24		5,071	4,971
INEOS Styrolution Group GmbH, Term Loan B (2024)
4.601%, VAR LIBOR+2.000%, 03/29/24		661	652
Invictus (LUX Holdco III), Second Lien
9.329%, VAR LIBOR+6.750%, 02/13/26		75	74
Invictus (LUX Holdco III), Term Loan B
5.579%, VAR LIBOR+3.000%, 03/28/25		223	220
Kraton Polymers, Term Loan B (2018)
4.999%, VAR LIBOR+2.500%, 03/08/25		1,406	1,391
Messer Industries, Term Loan B
4.989%, 10/01/25		1,155	1,130
Minerals Technologies Inc., Term Loan B (2017)
4.750%, VAR LIBOR+2.250%, 02/14/24		2,086	2,078
Minerals Technologies Inc., Term Loan B-2 - Fixed TL
4.750%, VAR LIBOR+4.750%, 05/09/21		3,869	3,830
Natgasoline, Term Loan B
6.125%, VAR LIBOR+3.500%, 10/31/25		249	249
New Arclin US Holdings, Term Loan B (2018)
5.999%, VAR LIBOR+3.500%, 02/14/24		714	708
OXEA Corp, Term B Loan
6.000%, VAR LIBOR+3.500%, 09/27/24	EUR	495	493
Polyone Corporation, Term Loan B-5
4.243%, VAR LIBOR+1.750%, 01/11/26		214	211
PQ Corporation, Term Loan B
5.244%, VAR LIBOR+2.500%, 02/08/25		2,121	2,095
Trinseo Materials Operating S.C.A (fka Styron), 2018 Refinancing Term Loans
4.499%, VAR LIBOR+2.000%, 09/06/24		773	761
Tronox, Blocked Dollar Term Loan
5.499%, VAR LIBOR+3.000%, 09/23/24		675	672
Tronox, Initial Dollar Term Loan
5.499%, VAR LIBOR+3.000%, 09/23/24		1,459	1,451
Univar, Term Loan B-3
4.749%, VAR LIBOR+2.250%, 07/01/24		1,240	1,225
Vantage Specialty Chemicals, Second Lien
10.851%, VAR LIBOR+8.250%, 10/20/25		790	766
Vantage Specialty Chemicals, Term Loan B
5.999%, VAR LIBOR+3.500%, 10/28/24		627	614

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 73

consolidated schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Venator, Term Loan B
5.499%, VAR LIBOR+3.000%, 08/08/24		$502	$495

Total Chemicals			40,932

Chemicals, Plastics and Rubber [0.1%]
Apcoa Parking Holdings GmbH (fka Perpetuum Beteiligungsgesellschaft mbH), Facility B, 1st Lien
3.750%, VAR Euribor+3.750%, 03/08/24	EUR	2,000	2,247
Financiere Dry Mix Solutions S.A.S., Facility B, 1st Lien
3.500%, VAR Euribor+3.500%, 03/07/24	EUR	1,500	1,682

Total Chemicals, Plastics and Rubber			3,929

Computers & Electronics [0.0%]
ConvergeOne Holdings, Corp., Initial Term Loan
7.499%, 01/04/26		610	583

Conglomerates [0.1%]
Holding Socotec, Facility B1
3.500%, VAR Euribor+3.500%, 07/20/24	EUR	1,000	1,116
Holding Socotec, Facility B2
5.098%, VAR LIBOR+4.250%, 07/20/24	EUR	1,000	1,292

Total Conglomerates			2,408

Consumer Discretionary [0.0%]
Biogroup, Term Loan B
4.000%, 06/14/24		500	561

Consumer Non-Durables [0.1%]
ABG Intermediate, Term Loan B
5.999%, VAR LIBOR+3.500%, 09/27/24		283	277
Eastman Kodak Company, Exit Term Loan
8.749%, VAR LIBOR+6.250%, 09/03/19		807	779
Herbalife (HLF), Term Loan B
5.749%, VAR LIBOR+3.250%, 08/08/25		318	319
Varsity Brands (Hercules Achievement), Term Loan B (2017)
5.999%, VAR LIBOR+3.500%, 12/09/24		462	455

Total Consumer Non-Durables			1,830

Consumer Staples [0.0%]
CHG PPC Parent, Term Loan, 1st Lien
0.000%, 03/30/25(E)		1,000	1,122

Containers, Packaging and Glass [0.3%]
EG Group Limited, Facility B (GBP), 1st Lien
5.598%, VAR LIBOR+4.750%, 02/07/25		1,995	2,522
Roy Bidco ApS, Facility B1
3.250%, VAR Euribor+3.250%, 07/24/24	EUR	2,500	2,730
Verallia, Facility B4, 1st Lien
2.750%, VAR Euribor+2.750%, 10/22/22	EUR	1,855	2,053
Weener, Term Loan B, 1st Lien
3.750%, VAR Euribor+3.750%, 06/20/25	EUR	1,500	1,675

Total Containers, Packaging and Glass			8,980

Diversified Insurance [0.1%]
Financiere Holding CEP, Facility B, 1st Lien
4.250%, VAR Euribor+4.250%, 12/13/24	EUR	2,500	2,794

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 74

consolidated schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Diversified Media [1.0%]
Cineworld (Crown Finance), Term Loan B
4.999%, VAR LIBOR+2.500%, 02/28/25		$1,969	$1,921
Creative Artist Agency LLC, Term Loan B (2018)
5.491%, VAR LIBOR+3.000%, 02/15/24		1,264	1,250
Deluxe Entertainment Services Group, Term Loan
8.244%, VAR LIBOR+5.500%, 02/28/20		1,738	1,514
Donnelley Financial Solutions, Term Loan B (2017)
5.481%, VAR LIBOR+3.000%, 09/29/23		92	91
Formula One (Alpha Topco), Term Loan B (2018)
4.999%, VAR LIBOR+2.500%, 02/01/24		280	269
Harland Clarke Holdings, Term Loan B7
7.351%, VAR LIBOR+4.750%, 11/03/23		11,813	10,573
Internet Brands (Micro Holdings Corp.), Second Lien
9.986%, VAR LIBOR+7.500%, 08/15/25		145	142
Internet Brands (Micro Holdings Corp.), Term Loan (2017)
6.236%, VAR LIBOR+3.750%, 09/13/24		1,323	1,303
Lamar Media Corp, Term Loan B
4.250%, VAR LIBOR+1.750%, 02/14/25		658	656
Lions Gate Entertainment, Term Loan B (2018)
4.749%, VAR LIBOR+2.250%, 03/24/25		2,521	2,483
MediArena Acquisition (Endemol), First Lien Term Loan
8.547%, VAR LIBOR+5.750%, 08/11/21		1,818	1,806
Meredith Corp, Term Loan B - new
5.249%, VAR LIBOR+2.750%, 01/31/25		836	833
Merrill Communications LLC, Term Loan - 2022
7.994%, VAR LIBOR+5.250%, 05/27/22		435	436
Nielsen Finance LLC, Term Loan B-4
4.493%, VAR LIBOR+2.000%, 10/04/23		1,453	1,425
Rovi Solutions Corporation, Term Loan B
5.000%, VAR LIBOR+2.500%, 07/02/21		361	352
RR Donnelley & Sons Co, Term Loan B
7.499%, VAR LIBOR+5.000%, 01/04/24		539	537
William Morris Endeavor Entertainment, LLC (IMG Worldwide Holdings, LLC), Term B-1 Loan, 1st Lien
5.360%, VAR LIBOR+2.750%, 05/16/25		4,594	4,345

Total Diversified Media			29,936

Diversified Natural Resources, Precious Metals and Minerals [0.1%]
Armonea Finance NV, Facility B
4.250%, VAR Euribor+4.250%, 07/11/25	EUR	1,500	1,678

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 75

consolidated schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Diversified/Conglomerate Service [0.2%]
AI Avocado B.V., Facility B1 (EUR), 1st Lien
4.250%, VAR Euribor+4.250%, 10/08/21	EUR	1,000	$1,121
Colour Bidco Limited, Facility B
6.285%, VAR LIBOR+5.250%, 11/22/24	GBP	1,500	1,817
Emerald 2 Limited, Facility B1, 1st Lien
6.660%, VAR LIBOR+4.000%, 05/14/21		3,460	3,444
Emerald 3 Limited, Term Loan, 1st Lien
9.601%, VAR LIBOR+7.000%, 05/09/22		1,000	995

Total Diversified/Conglomerate Service			7,377

Drugs [0.3%]
Apollo 5 GmbH, Facility B (Aenova Holding)
5.000%, VAR Euribor+4.000%, 07/10/20	EUR	1,318	1,465
Apollo 5 GmbH, Facility B (Dragenopharm)
5.000%, VAR Euribor+4.000%, 09/29/20	EUR	316	351
Apollo 5 GmbH, Facility B (SwissCaps Holding)
5.000%, VAR Euribor+4.000%, 09/29/20	EUR	192	214
Apollo 5 GmbH, Facility B (Temmler), 1st Lien
5.000%, VAR Euribor+4.000%, 09/29/20	EUR	174	193
Cheplapharm Arzneimittel GMBH, Facility B
4.500%, VAR Euribor+4.500%, 07/02/25	EUR	1,500	1,693
Cheplapharm, Term Loan B, 1st Lien
4.000%, 07/20/25	EUR	1,000	1,127
Financiere Mendel, Facility B2, 1st Lien
3.000%, VAR Euribor+3.000%, 06/30/21	EUR	1,000	1,120
Unilabs, Term Loan B2, 1st Lien
2.750%, VAR Euribor+2.750%, 04/19/24	EUR	2,500	2,731

Total Drugs			8,894

Ecological services and equipment [0.1%]
Dummen Orange, Term Loan B, Cov-Lite, 1st Lien
3.500%, VAR Euribor+3.500%, 05/18/24	EUR	3,000	2,796

Electronics [0.4%]
CDS Holdco III B.V., Facility F, 1st Lien
3.750%, VAR Euribor+3.750%, 12/31/24	EUR	885	989
Coherent Holding GmbH, Euro Term Loan, 1st Lien
2.750%, VAR Euribor+2.000%, 08/01/23	EUR	1,104	1,241
Greeneden U.S. Holdings I, LLC, Tranche B-3 Euro Term Loan, 1st Lien
3.500%, VAR Euribor+3.500%, 12/01/23	EUR	1,960	2,182
Infor (US), Inc. (fka Lawson Software Inc.), Euro Tranche B-2 Loan, 1st Lien
3.250%, VAR Euribor+2.250%, 02/01/22	EUR	1,959	2,181
LSF1 XL Bidco S.C.A., Facility B, 1st Lien
4.000%, VAR Euribor+4.000%, 02/02/24	EUR	889	985
Minerva Bidco Limited, Facility B, 1st Lien
5.912%, VAR LIBOR+5.000%, 07/25/25		2,700	3,486

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 76

consolidated schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Oberthur Technologies Holding S.A.S. (fka OT Frenchco 1 SAS), Facility B, 1st Lien
3.750%, VAR Euribor+3.750%, 01/10/24	EUR	2,000	$2,204

Total Electronics			13,268

Energy [1.0%]
Admiral Permian (APR Operating), Second Lien
9.522%, VAR LIBOR+7.000%, 05/17/24		735	724
Apergy Corp, Term Loan B
5.000%, VAR LIBOR+2.500%, 04/18/25		835	828
BlackBrush Oil & Gas, L.P., Term Loan
10.890%, VAR LIBOR+8.000%, 01/26/24		1,125	1,086
Blackhawk Mining, Term Loan B
12.750%, VAR LIBOR+10.000%, 02/17/22		1,653	1,199
California Resources Corp, Term Loan
12.871%, VAR LIBOR+10.375%, 12/31/21		1,485	1,564
California Resources Corp, Term Loan B (2017)
7.246%, VAR LIBOR+4.750%, 12/31/22		520	511
Calpine, Term Loan B, 1st Lien
0.000%, 03/20/26(E)		5,500	5,441
Caprock Midstream (BCP Raptor II), Term Loan B
7.365%, VAR LIBOR+4.750%, 10/22/25		335	316
Crestwood, Term Loan B (2018)
10.020%, VAR LIBOR+7.500%, 02/28/23		1,780	1,745
Eagleclaw (BCP Raptor), Term Loan B
6.879%, VAR LIBOR+4.250%, 06/24/24		997	934
EMG Utica, Term Loan
6.249%, VAR LIBOR+3.750%, 03/27/20		1,615	1,607
Frac Tech International, Term Loan B - 2014
7.249%, VAR LIBOR+4.750%, 04/16/21		1,515	1,511
Gavilan Resources, Second Lien
8.486%, VAR LIBOR+6.000%, 03/01/24		565	438
Harvey Gulf
0.000%, 03/31/29(E)		8	289
Invenergy Thermal Operating I LLC, Term Loan B
6.101%, VAR LIBOR+3.500%, 07/16/25		422	422
KCA Deutag, Term Loan B (2018)
9.351%, VAR LIBOR+6.750%, 02/28/23		1,439	1,224
Keane Group Holdings, LLC, Term Loan
6.250%, VAR LIBOR+3.750%, 05/19/25		1,806	1,734
McDermott International Inc, Term Loan B
7.493%, VAR LIBOR+5.000%, 05/12/25		2,337	2,235
Oregon Clean Energy, Term Loan, 1st Lien
6.249%, 02/13/26		475	475
Osum Production Corp., Term Loan B
8.101%, VAR LIBOR+5.500%, 07/31/20		577	514
Prairie ECI Acquiror LP, Term Loan, 1st Lien
7.366%, 03/11/26		3,030	3,034

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 77

consolidated schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Riverstone Utopia Member, Term Loan B
6.736%, VAR LIBOR+4.250%, 10/16/24		$323	$321
Seadrill Operating LP, Term Loan B
8.601%, VAR LIBOR+6.000%, 02/21/21		1,290	1,070
Sheridan Production Partners, Term Loan II-A
6.130%, VAR LIBOR+3.500%, 12/16/20		74	62
Sheridan Production Partners, Term Loan II-M
6.130%, VAR LIBOR+3.500%, 12/16/20		28	23
Sheridan Production Partners, Term Loan II-SIP
6.130%, VAR LIBOR+3.500%, 12/16/20		535	447
Stetson Midsteam (GIP), Term Loan B
6.732%, VAR LIBOR+4.250%, 07/23/25		263	260
Traverse Midstream, Term Loan B
6.500%, VAR LIBOR+4.000%, 09/27/24		388	387
Westinghouse/Brookfield Wec, Term Loan, 2nd Lien
9.249%, 08/03/26		460	460
Woodford Express, Term Loan B
7.499%, VAR LIBOR+5.000%, 01/27/25		703	679

Total Energy			31,540

Entertainment [0.1%]
AMC Entertainment, Term Loan B, 1st Lien
0.000%, 03/20/26(E)		1,920	1,905

Finance (including structured products) [0.1%]
ASP MCS Acquisition Corp., Initial Term Loan, 1st Lien
7.249%, VAR LIBOR+4.750%, 05/11/24		253	203
IGT Holding IV AB, Facility B1, 1st Lien
3.500%, VAR Euribor+3.500%, 07/25/24	EUR	2,000	2,231

Total Finance (including structured products)			2,434

Financial [1.8%]
Advisor Group, Term Loan B
6.249%, VAR LIBOR+3.750%, 08/15/25		766	766
Altisource, Term Loan B (2018)
6.601%, 03/29/24(D)		1,219	1,185
Aretec Group, Inc, Second Lien (2018)
10.749%, VAR LIBOR+8.250%, 08/14/26		505	495
Aretec Group, Inc, Term Loan B (2018)
6.749%, VAR LIBOR+4.250%, 08/15/25		1,430	1,410
Asurion, LLC (fka Asurion Corporation), Replacement B-4 Term Loans (2017)
5.499%, VAR LIBOR+3.000%, 11/03/24		1,082	1,073
5.499%, VAR LIBOR+3.000%, 08/04/22		413	411
Asurion, LLC (fka Asurion Corporation), Replacement B-6 Term Loans
5.499%, VAR LIBOR+3.000%, 11/03/23		3,810	3,789

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 78

consolidated schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Asurion, LLC (fka Asurion Corporation), Second Lien (2017)
8.999%, VAR LIBOR+6.500%, 08/04/25		$5,735	$5,804
Ditech (Walter Investment), Term Loan B
12.500%, VAR LIBOR+6.000%, 06/30/22(C)		2,269	1,543
Dubai World, 1st Lien
3.750%, 09/30/22		5,887	5,520
4.750%, 09/30/22		13,271	12,391
Edelman Financial Center, Term Loan B
6.037%, VAR LIBOR+3.250%, 06/26/25		978	969
Evergood 4 APS, Facility B1E
3.000%, VAR Euribor+3.000%, 11/29/24	EUR	1,323	1,461
Evergood 4 ApS, Term Loan
3.750%, 02/06/25		1,000	1,121
EVO Payments International, Term B Loan
5.750%, VAR LIBOR+3.250%, 12/22/23		443	442
First Eagle Holdings, Term Loan B
5.351%, VAR LIBOR+2.750%, 12/26/24		549	546
Fortress Investment, Term Loan B (2018)
4.499%, VAR LIBOR+2.000%, 12/27/22		741	734
Franklin Square Holdings, L.P., Term Loan
5.000%, VAR LIBOR+2.500%, 07/25/25		483	480
Genworth Financial Inc., Term Loan B
6.982%, VAR LIBOR+4.500%, 02/28/23		248	247
Greenhill & Co, Term Loan B
6.336%, VAR LIBOR+3.750%, 10/06/22		354	354
Inspired Finco, Term Loan B, 1st Lien
0.000%, 11/14/25(E)		1,000	1,119
Invitation Homes Operating Partnership LP, Initial Term Loan
4.186%, VAR LIBOR+1.700%, 02/06/22		2,700	2,639
iStar Financial Inc., Term Loan B
5.237%, VAR LIBOR+2.750%, 07/01/20		3,336	3,307
Jane Street Group, LLC, Term Loan B (2018)
5.499%, VAR LIBOR+3.000%, 08/25/22		502	500
Mitchell International, Inc., Second Lien
9.749%, VAR LIBOR+7.250%, 11/20/25		127	123
Mitchell International, Inc., Term Loan
5.749%, VAR LIBOR+3.250%, 11/29/24		1,181	1,133
Navistar, Term Loan B
6.000%, VAR LIBOR+3.500%, 11/06/24		827	823
Navistar, Term Loan B (2018)
6.250%, VAR LIBOR+3.750%, 07/25/25		642	640
Ocwen Financial Corporation, Term Loan
7.486%, VAR LIBOR+5.000%, 12/07/20		1,050	1,045
Paysafe Group PLC, Term Loan
5.999%, VAR LIBOR+3.500%, 01/03/25		1,069	1,048

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 79

consolidated schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Refinitiv (Thomson Reuters / Financial & Risk), Term Loan B
6.249%, VAR LIBOR+3.750%, 10/01/25		$2,973	$2,884
Russell Investments, Term Loan B
5.851%, VAR LIBOR+3.250%, 05/10/23		624	614
Worldpay LLC, Term Loan B-4
4.159%, VAR LIBOR+1.750%, 08/09/24		787	785

Total Financial			57,401

Financial Intermediaries [0.2%]
ION Trading Technologies S.a.r.l., Initial Euro Term Loan (218), 1st Lien
4.250%, VAR Euribor+3.250%, 11/21/24	EUR	2,578	2,829
PI UK Holdco II Limited, Facility B2
3.250%, VAR Euribor+3.250%, 12/02/24	EUR	2,000	2,187
PI UK Holdco II Limited, Second Lien Facility 2
7.000%, VAR Euribor+7.000%, 11/15/22	EUR	1,000	1,084

Total Financial Intermediaries			6,100

Financing [0.3%]
Citadel Securities, Term Loan B, 1st Lien
5.999%, 02/20/26		430	429
Financiere coli, Term Loan, 1st Lien
0.000%, 03/27/26(E)		1,000	1,122
Japan Paris Club, Term Loan, 1st Lien
0.000%, 01/10/28(E)	JPY	300,000	1,949
Samarinda Investments, Term Loan, 1st Lien
0.000%, 02/25/26(E)		1,000	1,116
Travelport Finance, Term Loan, 1st Lien
0.000%, 03/18/26(E)		1,860	1,807
Wish Investments, Term Loan, 1st Lien
0.000%, 02/27/26(E)		1,000	1,304
0.000%, 03/01/27(E)		1,000	1,266

Total Financing			8,993

Food and Drug [0.1%]
Albertsons, LLC, 2017-1 Term B-6
5.479%, VAR LIBOR+3.000%, 06/22/23		2,631	2,606
Albertsons, LLC, 2018-1 Term B-7
5.499%, VAR LIBOR+3.000%, 11/17/25		813	802
United Natural Foods, Term Loan B
6.749%, VAR LIBOR+4.250%, 10/18/25		715	614

Total Food and Drug			4,022

Food Products [0.1%]
Continental Foods, Term Loan B, 1st Lien
3.750%, 12/08/23(D)	EUR	1,112	1,243
Continental Foods, Tranche 2, 1st Lien
3.750%, VAR LIBOR+0.040%, 12/31/23	EUR	216	242
Continental Foods, Tranche 3, 1st Lien
3.750%, VAR LIBOR+0.040%, 12/31/23	EUR	191	213
Continental Foods, Tranche 4, 1st Lien
3.750%, VAR LIBOR+0.040%, 12/31/23	EUR	420	469

Total Food Products			2,167

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 80

consolidated schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Food Service [0.1%]
Solina Corporate, Facility B2
3.750%, VAR Euribor+3.750%, 12/16/22	EUR	2,000	$2,232

Food/Drug Retailers [0.1%]
Prosol, Term Loan B, Cov-Lite, 1st Lien
4.000%, VAR Euribor+4.000%, 04/21/24	EUR	2,000	2,241

Food/Tobacco [0.5%]
Aramark, Term Loan B-3
4.249%, VAR LIBOR+1.750%, 03/11/25		611	605
Burger King (1011778 B.C. / New Red), Term Loan B-3
4.749%, VAR LIBOR+2.250%, 02/16/24		5,417	5,327
CHG PPC Parent (CH Guenther), Term Loan B
5.249%, VAR LIBOR+2.750%, 03/21/25		526	517
JBS USA LLC, Term Loan B (2017)
4.982%, VAR LIBOR+2.500%, 10/30/22		2,686	2,664
K-MAC Holdings, Second Lien
9.236%, VAR LIBOR+6.750%, 03/09/26		150	148
NPC International, Inc., Second Lien
10.134%, VAR LIBOR+7.500%, 03/28/25		115	98
Panera Bread, Term Loan A
4.250%, VAR LIBOR+1.750%, 07/18/22		3,559	3,453
Post Holdings Inc, Term Loan B
4.490%, VAR LIBOR+2.000%, 05/24/24		920	911
US Foods Inc., Term Loan B
4.499%, VAR LIBOR+2.000%, 06/27/23		1,197	1,177

Total Food/Tobacco			14,900

Forest Prod/Containers [0.1%]
Berry Global, Inc. (fka Berry Plastics Corporation), Term Q Loan, 1st Lien
4.610%, VAR LIBOR+2.000%, 10/01/22		335	332
Berry Plastics Corp., Term Loan R
4.493%, VAR LIBOR+2.000%, 01/19/24		139	138
Berry Plastics Corp., Term Loan T
4.243%, VAR LIBOR+1.750%, 01/06/21		150	149
BWAY Holding Company, Term Loan B
6.033%, VAR LIBOR+3.250%, 04/03/24		1,849	1,801
Flex Acquisition Company, Inc. (Novolex), Initial Term Loan
5.626%, VAR LIBOR+3.000%, 12/29/23		645	624
ProAmpac, Term Loan B (Refinanced)
6.265%, VAR LIBOR+3.500%, 11/17/23		464	448
Reynolds Group Holdings, Incremental US Term Loans
5.249%, VAR LIBOR+2.750%, 02/05/23		1,090	1,077

Total Forest Prod/Containers			4,569

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 81

consolidated schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Gaming [0.1%]
Amaya, Term Loan, 1st Lien
6.101%, VAR LIBOR+3.500%, 07/10/25	$1,505	$1,500
Aristocrat Leisure Limited, Term B-3 Loan, 1st Lien
4.526%, VAR LIBOR+1.750%, 10/19/24	2,142	2,100

Total Gaming		3,600

Gaming/Leisure [1.4%]
Belmond Interfin Ltd., Term Loan B
5.249%, VAR LIBOR+2.750%, 07/03/24	752	749
Boyd Gaming Corp, Term Loan B (2017)
4.658%, VAR LIBOR+2.250%, 09/15/23	514	509
Caesars Entertainment Op Co Inc., Term Loan B
4.493%, VAR LIBOR+2.000%, 10/07/24	990	966
Caesars Resort Collection LLC, Term Loan
5.249%, VAR LIBOR+2.750%, 12/23/24	1,545	1,523
CityCenter Holdings, Term Loan B
4.749%, VAR LIBOR+2.250%, 04/18/24	1,088	1,067
Eldorado Resorts, Inc., Term Loan B
4.875%, VAR LIBOR+2.000%, 03/15/24	967	957
ESH Hospitality, Inc., Term Loan B (2018)
4.499%, VAR LIBOR+2.000%, 08/30/23	960	953
Four Seasons Holdings Inc., Term Loan (12/13)
4.499%, VAR LIBOR+2.000%, 11/30/23	1,235	1,224
Gateway Casinos & Entertainment, Term Loan B (2018)
5.601%, VAR LIBOR+3.000%, 12/01/23	202	201
Global Cash Access, Term Loan B (2017)
5.499%, VAR LIBOR+3.000%, 05/09/24	1,783	1,771
GLP Capital LP (Gaming & Leisure), Incremental Tranche A-1
3.986%, VAR LIBOR+1.500%, 04/29/21	2,921	2,884
Golden Entertainment Inc., Term Loan B
5.500%, VAR LIBOR+3.000%, 08/15/24	459	455
Greektown Holdings, Term Loan B
5.249%, VAR LIBOR+2.750%, 03/21/24	938	936
GVC Holdings PLC, Facility B2 (GBP), 1st Lien
4.535%, VAR LIBOR+3.500%, 03/15/24	2,000	2,586
GVC Holdings, Term Loan B-2
4.999%, VAR LIBOR+2.500%, 03/15/24	386	382
Hilton Worldwide Finance, LLC., Term Loan B-2
4.236%, VAR LIBOR+1.750%, 10/25/23	5,712	5,698
Las Vegas Sands, Term Loan B (2018)
4.249%, VAR LIBOR+1.750%, 03/27/25	2,584	2,536
Marriott Ownership Resorts, Term Loan B
4.749%, VAR LIBOR+2.250%, 08/08/25	284	283

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 82

consolidated schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
MGM Growth Properties, Term Loan B
4.499%, VAR LIBOR+2.000%, 03/21/25		$1,245	$1,226
MGM Resorts, Term Loan A
4.749%, 12/21/23(D)		3,265	3,232
Penn National Gaming, Term Loan B (2018)
4.749%, VAR LIBOR+2.250%, 08/14/25		1,791	1,770
Playa Resorts Holding, Term Loan B (2017)
5.250%, VAR LIBOR+2.750%, 04/05/24		737	707
Scientific Games Inc., Term Loan B-5
5.329%, VAR LIBOR+2.750%, 08/14/24		676	658
Stars Group Holdings
3.750%, VAR Euribor+3.750%, 07/10/25	EUR	2,000	2,250
Station Casinos, Term Loan B
5.000%, VAR LIBOR+2.500%, 06/08/23		795	786
UFC Holdings (Buyer), Term Loan B - 2023
5.750%, VAR LIBOR+3.250%, 08/18/23		670	664
VICI Properties 1 LLC (Caesars), Term Loan
4.491%, VAR LIBOR+2.000%, 12/20/24		2,862	2,808
Wyndham Hotels & Resorts, Term Loan B
4.249%, VAR LIBOR+1.750%, 05/30/25		637	628
Wynn Resorts, Term Loan B (2018)
4.750%, VAR LIBOR+2.250%, 10/22/24		2,230	2,181

Total Gaming/Leisure			42,590

Healthcare [2.3%]
Agiliti Health, Delayed Draw Term Loan B
5.500%, 01/04/26(E)		215	214
AI Sirona (Luxembourg) Acquisition S.a.r.l., Facility B (EUR)
4.000%, VAR Euribor+4.000%, 05/29/25	EUR	1,000	1,121
Amneal Pharmaceuticals LLC, Term Loan B
6.000%, VAR LIBOR+3.500%, 05/04/25		1,509	1,503
Ardent Health Partners (AHP), Term Loan B
6.999%, VAR LIBOR+4.500%, 06/16/25		804	802
Change Healthcare Holdings Inc, Term Loan B
5.249%, VAR LIBOR+2.750%, 03/01/24		4,738	4,671
CHG Healthcare Services, Term Loan B
5.744%, VAR LIBOR+3.000%, 06/07/23		855	850
Cidron Atrium SE, Facility B
3.500%, VAR Euribor+3.500%, 02/26/25	EUR	1,500	1,619
Cidron Gloria Group Services Gmbh, Initial Term Loan, 1st Lien
4.000%, VAR Euribor+3.000%, 07/25/21	EUR	1,000	1,109
Cidron Ollopa Holding B.V., Facility B, 2nd Lien
3.250%, VAR Euribor+3.500%, 04/16/25	EUR	2,437	2,714
Concentra Operating Corp, Term Loan
5.240%, VAR LIBOR+2.750%, 06/01/22		1,291	1,280

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 83

consolidated schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Constantin Investissement 4 S.A.S., Facility B
3.000%, VAR Euribor+3.000%, 03/21/24	EUR	1,000	$1,102
Constantin Investissement 4 S.A.S., Facility B2
3.500%, VAR Euribor+3.500%, 04/22/24	EUR	1,000	1,117
ConvaTec Healthcare, Term B Loan
4.851%, VAR LIBOR+2.250%, 10/13/23		575	571
Diplomat Pharmacy, Inc., Term Loan B
7.000%, VAR LIBOR+4.500%, 12/13/24		120	114
Eagle Bidco Limited, Facility B
5.481%, VAR LIBOR+4.750%, 04/29/22	GBP	3,000	3,888
Endo Luxembourg Finance Company I S.à.r.l., Initial Term Loan, 1st Lien
6.750%, VAR LIBOR+4.250%, 04/29/24		1,702	1,667
Envision Healthcare Corporation (EMS), Term Loan B (2018)
6.249%, VAR LIBOR+3.750%, 10/10/25		1,835	1,715
Explorer Holdings, Term Loan B
6.351%, VAR LIBOR+3.750%, 05/02/23		458	453
Gentiva (Kindred at Home), Second Lien
9.500%, VAR LIBOR+7.000%, 07/02/26		185	189
Gentiva (Kindred at Home), Term Loan
6.250%, VAR LIBOR+3.750%, 07/02/25		1,186	1,187
Greatbatch, Ltd., Term Loan A
5.000%, VAR LIBOR+2.500%, 10/14/21		2,222	2,214
Greatbatch, Ltd., Term Loan B (Refi)
5.490%, VAR LIBOR+3.000%, 10/27/22		1,061	1,061
Grifols, Inc., Term Loan B (2017)
4.660%, VAR LIBOR+2.250%, 01/31/25		2,650	2,631
HCA Inc., Term Loan B-10
4.499%, VAR LIBOR+2.000%, 03/13/25		2,318	2,314
HCA Inc., Tranche B-11 Term Loan
4.249%, 03/17/23(D)		658	657
Hera SAS (Laboratoire HRA-Pharma), Facility B
3.500%, VAR Euribor+3.500%, 07/31/24	EUR	2,000	2,183
Indivior Finance S.a.r.l., Term Loan
7.250%, VAR LIBOR+4.500%, 12/19/22		1,509	1,475
Innoviva Inc., Term Loan B
7.141%, VAR LIBOR+4.500%, 08/11/22		74	72
Kindred Healthcare Inc., Term B Loan
7.500%, VAR LIBOR+5.000%, 06/23/25		866	846
Lannett Company, Inc., Term Loan A
7.499%, VAR LIBOR+4.750%, 11/25/20		2,114	2,040
MultiPlan Inc., Term Loan B
5.351%, VAR LIBOR+2.750%, 06/07/23		22	22

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 84

consolidated schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Nidda Healthcare Holding GmbH (fka Nidda Healthcare Holding AG), Facility B1 (EUR), 1st Lien
3.500%, VAR Euribor+3.500%, 09/20/24	EUR	1,304	$1,445
Nidda Healthcare Holding GmbH (fka Nidda Healthcare Holding AG), Facility B2, 1st Lien
3.500%, VAR Euribor+3.500%, 08/21/24(E)	EUR	755	837
Nidda Healthcare Holding GmbH (fka Nidda Healthcare Holding AG), Facility C (EUR), 1st Lien
3.500%, VAR Euribor+3.500%, 08/21/24	EUR	2,441	2,706
Nidda Healthcare Holding GmbH (fka Nidda Healthcare Holding AG), Facility C (GBP), 1st Lien
5.365%, VAR LIBOR+4.500%, 08/21/24		1,002	1,295
Obol France 3 SAS, Amended Facility B, 1st Lien
3.250%, VAR Euribor+3.250%, 04/11/23	EUR	1,500	1,658
Owens & Minor Distribution, Term Loan B
6.989%, 05/02/25(D)		845	634
Prophylaxis Holdco B.V., Facility B
4.000%, VAR Euribor+4.000%, 05/23/25	EUR	1,000	993
Quintiles IMS Incorporated (IQVIA), Term Loan B-1
4.601%, VAR LIBOR+2.000%, 03/07/24		175	175
Quintiles IMS Incorporated (IQVIA), Term Loan B-2
4.601%, VAR LIBOR+2.000%, 01/17/25		627	624
Quintiles IMS Incorporated (IQVIA), Term Loan B-3
4.249%, VAR LIBOR+1.750%, 06/09/25		1,459	1,442
Regional Care Hospital Partners Holdings, Inc., Term Loan B, 1st Lien
6.982%, 11/16/25(D)		800	790
Royalty Pharma (aka RPI), Term A-4 Loan
3.999%, VAR LIBOR+1.500%, 05/04/22		200	197
Royalty Pharma (aka RPI), Term Loan B-6
4.499%, VAR LIBOR+2.000%, 03/27/23		4,083	4,057
Sante Cie, Facility B
4.000%, VAR Euribor+4.000%, 10/16/25	EUR	1,000	1,113
Sebia S.A., 1st Lien
8.500%, VAR LIBOR+0.078%, 09/22/25	EUR	1,000	1,122
Sivantos/Widex, Incremental Term Loan
4.000%, 07/24/25		500	563
Sivantos/Widex, Term Loan B, 1st Lien
4.000%, 07/24/25		2,500	2,814
Sound Inpatient Physicians, Second Lien
9.249%, VAR LIBOR+6.750%, 06/19/26		75	75
Sound Inpatient Physicians, Term Loan B
5.249%, VAR LIBOR+2.750%, 06/19/25		288	284
Syneos Health Inc, Term Loan B (2018)
4.499%, VAR LIBOR+2.000%, 08/01/24		945	937
Team Health, Term Loan
5.249%, VAR LIBOR+2.750%, 02/06/24		1,296	1,149

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 85

consolidated schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Universal Health Services, Inc., Term Loan B
4.249%, VAR LIBOR+1.750%, 10/24/25		$354	$354
Valeant Pharmaceuticals International, Term Loan
5.481%, VAR LIBOR+3.000%, 06/02/25		1,514	1,504
Zotec Parters, Term Loan B
7.490%, VAR LIBOR+5.000%, 02/09/25		758	746

Total Healthcare			70,915

Holding Company [0.1%]
AI Alpine AT BidCo GmbH, Facility B (EUR)
3.500%, VAR Euribor+3.500%, 10/03/25	EUR	1,500	1,662
Financiere Men, Term Loan
1.000%, 03/31/29		1,000	1,105

Total Holding Company			2,767

Housing [0.6%]
ABC Supply Company, Term B-2 Loan
4.499%, VAR LIBOR+2.000%, 10/31/23		1,158	1,127
Beacon Roofing Supply, Inc., Term Loan B - new
4.749%, 01/02/25(D)		229	223
Canam Construction, Term Loan B
7.499%, VAR LIBOR+5.000%, 06/29/24		1,098	1,071
Capital Automotive LP, Second Lien (2017)
8.500%, VAR LIBOR+6.000%, 03/21/25		4,961	4,952
Capital Automotive LP, Term Loan B (2017)
5.000%, VAR LIBOR+2.500%, 03/21/24		2,687	2,657
DTZ US Borrower LLC, Term Loan B (2018)
5.749%, VAR LIBOR+3.250%, 08/15/25		1,920	1,901
Forest City Enterprises, L.P., Initial Term Loan
6.481%, VAR LIBOR+4.000%, 12/08/25		464	465
GGP (Brookfield Residential Property), Term Loan B
4.996%, VAR LIBOR+2.500%, 08/27/25(E)		4,035	3,879
Installed Building Products, Term Loan B (2018)
4.999%, VAR LIBOR+2.500%, 04/15/25		670	651
Realogy Corporation, Term Loan A
4.732%, VAR LIBOR+2.250%, 02/08/23		731	719
Summit Materials LLC, Term Loan B (2017)
4.499%, VAR LIBOR+2.000%, 11/21/24		2,474	2,420

Total Housing			20,065

Industrial Equipment [0.0%]
Sodelho S.A., Facility B3
5.250%, VAR LIBOR+4.250%, 09/25/21	GBP	337	438

Industrials [0.1%]
US Silica, Term Loan B, 1st Lien
6.500%, VAR LIBOR+4.000%, 05/01/25		1,737	1,637

Information Services [0.0%]
Cambium Learning, Term Loan, 2nd Lien
10.999%, 12/18/26		1,000	970

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 86

consolidated schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Information Technology [1.3%]
Applied Systems Inc., Term Loan
5.499%, VAR LIBOR+3.000%, 09/19/24	$467	$462
Arris Group, Inc., Term Loan B-3
4.749%, VAR LIBOR+2.250%, 04/26/24	556	555
Avaya Inc., Tranche B Term Loan
6.734%, VAR LIBOR+4.250%, 12/15/24	2,698	2,684
Barracuda Networks, Inc., Term Loan
5.741%, VAR LIBOR+3.250%, 02/12/25	392	389
Blackboard Inc, Term Loan B-4
7.780%, VAR LIBOR+5.000%, 06/30/21	149	146
Bomgar (Brave Parent), Term Loan B
6.499%, VAR LIBOR+4.000%, 04/18/25	328	324
Ciena Corporations, Term Loan B (2018)
6.500%, VAR LIBOR+2.000%, 09/19/25	354	354
Dell International L.L.C. (EMC Corporation), Replacement Term A-2 Loan
4.250%, VAR LIBOR+1.750%, 09/07/21	1,585	1,579
Dell, New Term Loan B
4.500%, VAR LIBOR+2.000%, 09/07/23	4,784	4,726
Digicert, Second Lien
10.499%, VAR LIBOR+8.000%, 09/19/25	292	284
Digicert, Term Loan B-2
6.499%, VAR LIBOR+4.000%, 10/31/24	621	609
Dynatrace Intermediate, Term Loan B
5.749%, VAR LIBOR+3.250%, 08/08/25	603	600
EIG Investors Corp (Endurance), Term Loan B (2018)
6.389%, VAR LIBOR+3.750%, 02/09/23	1,053	1,047
Ensono, Term Loan B
7.749%, VAR LIBOR+5.250%, 04/30/25	442	437
Gigamon, Term Loan B
6.851%, VAR LIBOR+4.250%, 12/19/24	632	621
Help/Systems, Term Loan B (2018)
6.249%, VAR LIBOR+3.750%, 03/22/25	591	583
Internap, Term Loan B
8.240%, VAR LIBOR+5.750%, 04/06/22	561	542
Iron Mountain, Term Loan B
4.249%, VAR LIBOR+1.750%, 01/02/26	757	733
JDA Software Group, Inc (RP Crown), Term Loan B
5.249%, VAR LIBOR+2.750%, 09/21/23	279	275
KeyW Corporation, Term Loan B
6.993%, VAR LIBOR+4.500%, 05/03/24	209	210
Leidos (Abacus Innovations Corp), Term Loan B
4.250%, VAR LIBOR+1.750%, 06/09/23	506	504
Lionbridge Technologies, Term Loan B
7.999%, VAR LIBOR+5.500%, 02/06/24	442	439

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 87

consolidated schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Mavenir Systems, Term Loan B
8.500%, VAR LIBOR+6.000%, 05/08/25		$814	$808
MaxLinear, Term Loan B
4.984%, VAR LIBOR+2.500%, 04/12/24		238	237
McAfee, Term B USD Loans
6.249%, VAR LIBOR+3.750%, 09/30/24		1,335	1,332
Micro Focus, MA FinanceCo
4.999%, VAR LIBOR+2.500%, 06/21/24		210	204
Micro Focus, Seattle SpinCo
4.999%, VAR LIBOR+2.500%, 06/21/24		1,419	1,380
Micro Focus, Term Loan B-2
4.749%, VAR LIBOR+2.250%, 11/19/21		214	209
Microchip Technology Incorporated, Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+2.000%, 05/23/25		325	321
Peak 10, Inc., Second Lien
9.986%, VAR LIBOR+7.250%, 07/24/25		180	158
Peak 10, Inc., Term Loan
6.101%, VAR LIBOR+3.500%, 08/01/24		985	899
Presidio, Inc., Term Loan B - new
5.249%, VAR LIBOR+2.750%, 02/02/24		739	728
Rackspace Hosting, Inc., Term Loan B
5.738%, VAR LIBOR+3.000%, 11/03/23		1,156	1,080
Salient CRGT Inc, Term Loan B
8.249%, VAR LIBOR+5.750%, 02/25/22		707	693
Sirius Computer Solutions (SCS), Term Loan B
6.749%, VAR LIBOR+4.250%, 10/30/22		581	582
SolarWinds, Term Loan B (2018)
5.249%, VAR LIBOR+2.750%, 03/07/24		916	905
Solera, LLC (Solera Finance, Inc.), Euro Term Loan
3.250%, VAR Euribor+3.250%, 02/28/23	EUR	1,945	2,170
Solera, Term Loan B
5.249%, VAR LIBOR+2.750%, 03/03/23		919	911
SS&C Technologies, Term Loan B-3
4.749%, VAR LIBOR+2.250%, 04/16/25		611	606
SS&C Technologies, Term Loan B-4
4.749%, VAR LIBOR+2.250%, 04/16/25		440	436
SS&C Technologies, Term Loan B-5
4.749%, VAR LIBOR+2.250%, 04/16/25		393	389
Superion (SuperMoose), Term Loan B
6.249%, VAR LIBOR+3.750%, 08/15/25		1,082	1,065
Symantec Corporation, Term A-5 Loan
4.240%, VAR LIBOR+1.750%, 08/01/21		1,600	1,590

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 88

consolidated schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Syncsort Incorporated (Starfish Holdco, LLC), 2018 Refinancing Term Loans
6.999%, VAR LIBOR+4.500%, 08/16/24		$286	$284
TierPoint, Term Loan B
6.249%, VAR LIBOR+3.750%, 04/26/24		528	499
TTM Technologies, Term Loan B (2017)
4.989%, VAR LIBOR+2.500%, 09/28/24		500	496
Vertiv (Cortes NP Acquisition), Term Loan B (2017)
6.629%, VAR LIBOR+4.000%, 11/30/23		1,289	1,208
Web.com Group, Term Loan B
6.243%, VAR LIBOR+3.750%, 09/17/25		227	224
Western Digital Corporation, Term Loan A-1
3.999%, VAR LIBOR+1.500%, 04/29/23		2,257	2,190
Western Digital Corporation, Term Loan B-4
4.249%, VAR LIBOR+1.750%, 04/29/23		707	687

Total Information Technology			40,394

Insurance [0.0%]
NEP Group, Inc., Initial Euro Term Loan, 2nd Lien
3.500%, VAR Euribor+3.500%, 10/03/25	EUR	1,000	1,122

Land Transportation [0.0%]
Savage Enterprises, Term Loan B
6.990%, VAR LIBOR+4.500%, 07/02/25		917	917
Transplace Holdings. Inc., Term Loan B
6.241%, VAR LIBOR+3.750%, 09/29/24		593	589

Total Land Transportation			1,506

Leisure [0.1%]
Silk Bidco AS, Facility B
3.750%, VAR Euribor+3.750%, 02/24/25	EUR	1,500	1,648

Leisure, Amusement, Motion Pictures, Entertainment [0.4%]
Car Trawler, Facility B, 1st Lien
4.500%, 04/30/21(D)	EUR	2,434	2,294
Dorna Sports, S.L., B2 Term Loan Facility
2.750%, VAR Euribor+2.750%, 04/12/24	EUR	1,801	1,981
Financiere Verdi II S.A.S., Facility B1, 1st Lien
5.598%, VAR LIBOR+4.750%, 07/21/23	GBP	1,000	1,295
Premier Lotteries Ireland Designated Activity Company, Facility B
3.500%, VAR Euribor+3.500%, 06/26/24	EUR	2,500	2,776
Richmond UK Holdco Limited, Facility B
4.981%, VAR LIBOR+4.250%, 03/04/24	GBP	1,000	1,233
Tipico, Term B Loan
3.500%, VAR Euribor+3.500%, 08/08/22	EUR	2,000	2,221

Total Leisure, Amusement, Motion Pictures, Entertainment			11,800

Lodgings and Casinos [0.1%]
HNVR Holdco Limited, Facility B, 1st Lien
3.000%, VAR Euribor+3.250%, 05/31/23	EUR	1,985	2,226

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 89

consolidated schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Machinery [0.1%]
Clark Equipment Company, Repriced Term Loan, 1st Lien
4.601%, VAR LIBOR+2.000%, 05/18/24		$1,214	$1,190
Graftech International Ltd., Initial Term Loan, 1st Lien
5.999%, VAR LIBOR+3.500%, 02/12/25		2,571	2,561

Total Machinery			3,751

Machinery (Non-Agriculture, Non-Construction and Non-Electronic) [0.1%]
AS Adventure B.V. (fka Lion Adventure B.V.), Additional Facility (GBP)
6.159%, VAR LIBOR+5.250%, 04/12/22	GBP	1,000	1,211
AS Adventure B.V. (fka Lion Adventure B.V.), Facility B, 1st Lien
5.000%, VAR Euribor+5.000%, 04/01/22	EUR	2,000	2,126

Total Machinery (Non-Agriculture, Non-Construction and Non-Electronic)			3,337

Manufacturing [0.3%]
Big River Steel LLC, Term Loan B
7.601%, VAR LIBOR+5.000%, 08/23/23		808	810
Brand Energy & Infrastructure, Term Loan B
6.896%, VAR LIBOR+4.250%, 06/21/24		434	414
CPM Holdings, Inc., Initial Term Loan
6.249%, VAR LIBOR+3.750%, 10/24/25		494	489
DRB-HICOM Berhad, 1st Lien
5.011%, 01/22/21		2,126	2,083
Dynacast International LLC, Term Loan B-1
5.851%, VAR LIBOR+3.250%, 01/28/22		684	671
Excelitas Technologies, Second Lien
10.308%, VAR LIBOR+7.500%, 11/15/25		115	115
Excelitas Technologies, Term Loan B
6.101%, VAR LIBOR+3.500%, 11/15/24		223	221
Gates Global LLC, Term Loan B (11/17)
5.249%, VAR LIBOR+2.750%, 04/01/24		2,115	2,086
Lumileds (Bright Bidco), Term Loan B (2018)
6.101%, VAR LIBOR+3.500%, 06/30/24(B)		1,247	960
Milacron Inc., Term Loan B (2017)
4.999%, VAR LIBOR+2.500%, 09/28/23		492	481
MKS Instruments, Term Loan, 1st Lien
4.739%, 02/02/26		245	245
Ravago Holdings America, Inc., Term Loan B (2016)
5.250%, VAR LIBOR+2.750%, 06/30/23		343	333
Southwire Company, Term Loan B (2018)
4.499%, VAR LIBOR+2.000%, 05/15/25		293	288
TecoStar Holdings, Term Loan B
5.993%, VAR LIBOR+3.500%, 05/01/24		675	670

Total Manufacturing			9,866

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 90

consolidated schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Media [0.0%]
MCC Iowa LLC, Tranche M Term Loan, 1st Lien
4.410%, VAR LIBOR+2.000%, 01/15/25		$308	$305

Metals/Minerals [0.3%]
American Rock Salt Company, Term Loan B (2018)
6.249%, VAR LIBOR+3.750%, 03/21/25		406	404
AMG Advanced Metallurgical Group, Term Loan B
5.579%, VAR LIBOR+3.000%, 01/30/25		703	694
Atkore International, Inc., Term Loan (2016)
5.360%, VAR LIBOR+2.750%, 12/22/23		2,026	2,000
Consol Energy Inc., Term Loan B
8.500%, VAR LIBOR+6.000%, 10/31/22		1,825	1,845
Contura Energy Inc, Term Loan B
7.493%, VAR LIBOR+5.000%, 11/10/25		889	878
Covia Holdings (Fairmount), Term Loan B
6.160%, VAR LIBOR+3.750%, 04/09/25		1,117	950
Global Brass and Copper, Inc., Term Loan B (2018)
5.000%, VAR LIBOR+2.500%, 05/23/25		1,000	990
TMS International, Term Loan B (2018)
5.249%, VAR LIBOR+2.750%, 08/14/24		411	403
Zekelman Industries (fka JMC Steel), Term Loan B
4.740%, VAR LIBOR+2.250%, 06/14/21		639	633

Total Metals/Minerals			8,797

Mining [0.1%]
Samarco Mineracao, 1st Lien
5.192%, 09/09/19		5,000	2,600

Mining, Steel, Iron and Nonprecious Metals [0.1%]
Diaverum Holding S.a.r.l. (fka Velox Bidco S.a.r.l.), Facility B
3.250%, VAR Euribor+3.250%, 05/24/24	EUR	1,500	1,654
Diaverum Holding S.a.r.l. (fka Velox Bidco S.a.r.l.), Second Lien Facility
8.000%, VAR Euribor+8.000%, 05/24/24	EUR	1,500	1,650

Total Mining, Steel, Iron and Nonprecious Metals			3,304

Oil and Gas [0.1%]
Altice France S.A. (Ypso France SAS), EUR TLB-11 Term Loan
3.000%, VAR Euribor+3.000%, 06/22/25	EUR	2,456	2,635

Personal Services [0.0%]
Weight Watchers International Inc, Term Loan B-3
7.560%, VAR LIBOR+4.750%, 11/29/24		979	930

Professional Services [0.4%]
Belfor, Term Loan B, 1st Lien
0.000%, 02/13/26(E)		1,295	1,305
Brooks Automation, Term Loan B, 1st Lien
5.690%, 10/04/24		753	749

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 91

consolidated schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Dun & Bradstreet, Term Loan, 1st Lien
7.490%, 02/06/26		$970	$957
NeuStar, Term Loan B, 1st Lien
6.999%, 08/08/24		325	318
Pre Paid Legal/Legal Shield, Term Loan, 1st Lien
0.000%, 05/01/25(E)		345	341
Proxiserve, Term Loan, 1st Lien
0.000%, 02/27/26(E)		1,000	1,122
SITGA C.S.A.R.L., Term Loan, 1st Lien
0.000%, 08/30/24(E)		3,084	3,437
Stella Group, Term Loan, 1st Lien
4.000%, 02/08/26		1,000	1,124
VFH Parent LLC, Term Loan B, 1st Lien
6.126%, 01/30/26		1,840	1,842

Total Professional Services			11,195

Publishing [0.1%]
Infinitas Learning Netherlands B.V. (Infinitas Learning Sweden AB), Facility B3, 1st Lien
3.750%, VAR Euribor+3.750%, 05/03/24	EUR	2,000	2,202
Springer Science, Term Loan
3.750%, 08/22/19		1,924	2,145

Total Publishing			4,347

Recreation Facilities & Services [0.0%]
Vacalians Group, Term Loan B, 1st Lien
4.000%, VAR Euribor+4.000%, 10/30/25	EUR	1,000	1,120

Refining [0.1%]
Karpower, Term Loan
1.000%, 03/31/29		3,900	3,900

Research [0.0%]
Datto, Term Loan B, 1st Lien
0.000%, 03/27/26(E)		280	279

Retail [0.3%]
Ascena Retail Group, Tranche B Term Loan
7.000%, VAR LIBOR+4.500%, 08/21/22		326	284
Bass Pro Group, Term Loan B
7.499%, VAR LIBOR+5.000%, 09/25/24		1,160	1,132
Belk Inc, Term Loan
7.447%, VAR LIBOR+4.750%, 12/12/22		865	695
CWGS Group, LLC, Term Loan B - 2023
5.240%, VAR LIBOR+2.750%, 11/08/23		1,077	967
GGP/Brookfield Retail, Term Loan A-2, 1st Lien
4.746%, 08/28/23		1,700	1,649
Hudson’s Bay Company, Term Loan B - 2022
5.739%, VAR LIBOR+3.250%, 08/12/22		1,315	1,280
J Crew Group Inc, Term Loan B - Consenting Lenders
5.964%, VAR LIBOR+3.220%, 03/05/21		257	175
JC Penney, Term Loan B
6.879%, VAR LIBOR+4.250%, 06/23/23		1,398	1,239
Neiman Marcus (fka Mariposa), New Term Loan
5.733%, VAR LIBOR+3.250%, 10/25/20		880	817

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 92

consolidated schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Toys R Us Property Company, Initial Term Loan
7.493%, VAR LIBOR+5.000%, 08/21/19		$2,022	$1,840

Total Retail			10,078

Retailers (other than food/drug) [0.1%]
Orbiter International S.a.r.l., Facility B1, 1st Lien
3.500%, VAR Euribor+3.500%, 07/11/24	EUR	1,000	1,118
Peer Holdings III B.V., Facility B
3.250%, VAR Euribor+3.250%, 03/07/25	EUR	1,000	1,100
Vivarte, Term Loan, 1st Lien
11.000%, VAR PIK Interest+7.000%, 10/29/19	EUR	947	717

Total Retailers (other than food/drug)			2,935

Retailing [0.0%]
Tacala, Term Loan B
5.749%, VAR LIBOR+3.250%, 01/26/25		1	1

Service [1.0%]
Adtalem Global Education, Term Loan B
5.499%, VAR LIBOR+3.000%, 04/09/25		501	497
Aecom Technology Corporation, Term Loan B
4.249%, VAR LIBOR+1.750%, 02/21/25		762	746
Altran Technologies S.A., Term Loan B
4.883%, VAR LIBOR+2.250%, 01/31/25		223	218
American Teleconferencing Services, Term Loan B
9.109%, VAR LIBOR+6.500%, 12/08/21		250	157
Ascend Learning LLC, Term Loan B
5.499%, VAR LIBOR+3.000%, 07/12/24		577	564
Convergint (Gopher Sub Inc), Second Lien
9.249%, VAR LIBOR+6.750%, 02/01/26		75	72
Convergint (Gopher Sub Inc), Term Loan B
5.499%, VAR LIBOR+3.000%, 02/01/25		441	426
CPA Global (Capri - Redtop), Term Loan
5.994%, VAR LIBOR+3.250%, 10/04/24		166	164
Evertec Group, LLC, Term Loan B (2018)
5.999%, VAR LIBOR+3.500%, 11/20/24	EUR	1,102	1,099
Exela, Term Loan B (2018)
9.378%, VAR LIBOR+6.500%, 07/12/23		611	609
First Data Corporation, 2023 Term Loan A
3.986%, VAR LIBOR+1.500%, 10/26/23(E)		596	593
First Data Corporation, 2024A New Dollar Term Loan
4.486%, VAR LIBOR+2.000%, 04/26/24		2,655	2,647
FleetCor Technologies, Inc, Term Loan B (2017)
4.499%, VAR LIBOR+2.000%, 07/26/24		709	708
Frontdoor Inc, Term Loan B
5.000%, VAR LIBOR+2.500%, 08/14/25		249	247

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 93

consolidated schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
GFL Environmental, Term Loan B (2018)
5.499%, VAR LIBOR+3.000%, 05/30/25	$1,441	$1,390
Global Payments Inc., Term B-4 Loan
4.249%, VAR LIBOR+1.750%, 10/10/25	354	349
Inmar, Inc, Term Loan B
6.601%, VAR LIBOR+3.500%, 04/25/24	1,501	1,431
iQor US Inc., Term Loan B
7.797%, VAR LIBOR+5.000%, 04/01/21	1,399	1,311
Lakeland Tours (Worldstrides), Term Loan B
6.615%, VAR LIBOR+4.000%, 12/06/24	476	473
Laureate Education Inc, Term Loan B (2017)
5.999%, VAR LIBOR+3.500%, 04/26/24	1,331	1,329
National Intergovernmental Purchasing Alliance, Second Lien
10.101%, VAR LIBOR+7.500%, 05/18/26	295	285
National Intergovernmental Purchasing Alliance, Term Loan B
6.351%, VAR LIBOR+3.750%, 05/19/25	496	492
Pearl Intermediate (PetVet), Second Lien
8.736%, VAR LIBOR+6.250%, 01/30/26	40	39
PricewaterhouseCoopers (Guidehouse), Term Loan B
5.493%, VAR LIBOR+3.000%, 03/14/25	710	699
Prime Security Services, Term B-1 Loans
5.249%, VAR LIBOR+2.750%, 05/02/22	858	848
R1 RCM Inc., Term Loan B
7.749%, VAR LIBOR+5.250%, 05/02/25	392	388
Red Ventures, LLC, Term B-1 Loan
5.499%, VAR LIBOR+3.000%, 11/08/24	3,277	3,251
Sedgwick, Inc., Term B Loan
5.749%, 12/31/25(E)	1,756	1,716
Spin Holdco (Coinmach), Term Loan B-1
6.029%, VAR LIBOR+3.250%, 11/14/22	328	319
St. George’s University Scholastic Services, Term Loan B (2018)
6.000%, VAR LIBOR+3.500%, 07/17/25(E)	535	534
Sutherland Global Services, Initial Cayman Term Loan
7.976%, VAR LIBOR+5.375%, 04/23/21	340	332
Sutherland Global Services, Initial US Term Loan
7.976%, VAR LIBOR+5.375%, 04/23/21	1,463	1,424
Tempo Acquisition LLC, Initial Term Loan
5.499%, VAR LIBOR+3.000%, 05/01/24	1,438	1,423
TKC Holdings, Inc., Second Lien
10.500%, VAR LIBOR+8.000%, 02/01/24	190	184
TKC Holdings, Inc., Term Loan B
6.250%, VAR LIBOR+3.750%, 01/31/23	461	451

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 94

consolidated schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
TransUnion LLC, Term Loan B-3
4.499%, VAR LIBOR+2.000%, 04/10/23		$528	$523
Tunnel Hill Partners, Term Loan B
5.999%, 10/01/25		445	441
Ultra Clean Holdings, Term Loan B
6.999%, 08/27/25		583	559
Ventia (LS Deco LLC Leighton), Term Loan B
6.101%, VAR LIBOR+3.500%, 05/21/22		348	347
Vivint (APX Group), Term Loan B
7.499%, VAR LIBOR+5.000%, 02/02/24		358	349
Xerox Business Services (Conduent), Term Loan B
4.999%, VAR LIBOR+2.500%, 12/07/23		911	906

Total Service			30,540

Shipping [0.1%]
Commercial Barge Line Company, Term Loan B 2022
11.249%, VAR LIBOR+8.750%, 11/12/20		311	216
Harvey Gulf Int’l Marine, Exit Term Loan
1.034%, VAR LIBOR+6.000%, 07/02/23		624	618
Hornblower, Term Loan B
7.101%, VAR LIBOR+4.500%, 03/28/25		457	455
International Seaways, Term Loan B
8.500%, VAR LIBOR+6.000%, 06/22/22		59	60
Navios Maritime Midstream Partners LP, Term Loan
7.140%, VAR LIBOR+4.500%, 06/15/20		556	514
Navios Maritime Partners LP, Term Loan B (2017)
7.600%, VAR LIBOR+5.000%, 09/04/20		368	365
PS Logistics LLC, Term Loan
7.249%, VAR LIBOR+4.750%, 03/06/25		199	198
Worldwide Express, Term Loan
6.863%, VAR LIBOR+4.000%, 02/02/24		283	279

Total Shipping			2,705

Software Services [0.0%]
Kofax, Incremental Term Loan, 1st Lien
6.749%, 07/07/23		1,072	1,059

Sovereign [0.0%]
Arab Republic of Egypt, 1st Lien
5.776%, 01/04/21(B)	CHF	1,120	1,064

Technology Services [0.1%]
Verisure Holdings, Term Loan B
3.500%, VAR Euribor+3.500%, 10/21/22	EUR	1,500	1,673

Telecommunications [1.0%]
Cable & Wireless Communications PLC (Sable), Term Loan B-4
5.749%, VAR LIBOR+3.250%, 01/30/26		3,415	3,400
CenturyLink Inc, Term Loan B
5.249%, VAR LIBOR+2.750%, 01/31/25		7,187	7,038

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 95

consolidated schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Colorado Buyer (Cyxtera), Second Lien
9.860%, VAR LIBOR+7.250%, 05/01/25		$295	$267
Colorado Buyer (Cyxtera), Term Loan B
5.600%, VAR LIBOR+3.000%, 05/01/24		115	111
European Crops Products 2 S.a.r.l., Facility B2, 1st Lien
4.750%, VAR Euribor+4.750%, 01/17/25		2,500	2,781
Hargray Communications Group, Inc., Term Loan B
5.499%, VAR LIBOR+3.000%, 03/22/24		378	372
Level 3 Communications, Term Loan B (2017)
4.736%, VAR LIBOR+2.250%, 02/22/24		7,031	6,941
Neustar, Second Lien
10.499%, VAR LIBOR+8.000%, 02/28/25		295	288
Neustar, Term Loan B-4
5.999%, VAR LIBOR+3.500%, 08/08/24		716	689
Numericable U.S. LLC (SFR), Term Loan B-11
5.249%, VAR LIBOR+2.750%, 07/31/25		2,712	2,519
Numericable U.S. LLC (SFR), Term Loan B-12
6.171%, VAR LIBOR+3.688%, 01/31/26		2,413	2,282
Numericable U.S. LLC (SFR), Term Loan B-13
6.484%, VAR LIBOR+4.000%, 08/14/26		1,985	1,898
West Corp, Term Loan B
6.629%, VAR LIBOR+4.000%, 10/10/24		1,190	1,114
West Corp, Term Loan B-1
5.993%, VAR LIBOR+3.500%, 10/10/24		521	483
Zacapa (Ufinet), Term Loan B
7.601%, VAR LIBOR+5.000%, 06/27/25		378	378
Zayo Group LLC, Term Loan B-2 (Refi)
4.749%, VAR LIBOR+2.250%, 01/19/24		785	780

Total Telecommunications			31,341

Telecommunications Hybrid [0.2%]
Eircom Finco S.a.r.l., Facility B, 2nd Lien
3.000%, VAR Euribor+3.250%, 03/08/24	EUR	2,500	2,778
GTT Communications B.V., Closing Date EMEA Term Loan
3.250%, VAR Euribor+3.250%, 04/25/25	EUR	1,985	2,160
Odyssey Investissement SAS, Facility B, 1st Lien
3.750%, VAR Euribor+3.750%, 04/28/25	EUR	1,000	1,119

Total Telecommunications Hybrid			6,057

Textiles and Leather [0.1%]
Colouroz Investment 1 GMBH, Initial Term C Loan, 1st Lien
5.779%, VAR LIBOR+3.000%, 09/03/21		407	375
Colouroz Investment 2, LLC, Initial Term B-2 Loan, 1st Lien
5.779%, VAR LIBOR+3.000%, 09/03/21		2,465	2,269

Total Textiles and Leather			2,644

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 96

consolidated schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Transportation [0.3%]
American Axle & Manufacturing Inc., Term Loan B
4.740%, VAR LIBOR+2.250%, 04/06/24		$1,724	$1,682
Daseke, Term Loan
7.499%, VAR LIBOR+5.000%, 02/27/24		1,016	1,012
DexKo Global, Inc., Replacement U.S. Dollar Term B Loans
5.999%, VAR LIBOR+3.500%, 07/24/24		446	439
Superior Industries, Closing Date Term Loan
6.499%, VAR LIBOR+4.000%, 05/22/24		800	776
Tenneco Inc, Term Loan B
5.249%, VAR LIBOR+2.750%, 10/01/25		1,815	1,729
Tower Auto Holdings, Term Loan B (2024)
5.250%, VAR LIBOR+2.750%, 03/01/24		759	744
Travelport, Term Loan B, 1st Lien
5.184%, 03/17/25(D)		857	856
Wabash National Corporation, Term Loan B (2017)
4.740%, VAR LIBOR+2.250%, 03/18/22		1,320	1,308

Total Transportation			8,546

Utilities [0.1%]
CD&R Firefly Bidco Limited, Facility B1, 1st Lien
5.412%, VAR LIBOR+4.500%, 05/10/25		2,000	2,560
LGC Science Holdings Limited (fka Figaro Bidco Limited), Facility B4, 1st Lien
3.250%, VAR Euribor+3.250%, 03/08/23	EUR	1,285	1,421

Total Utilities			3,981

Utility [0.7%]
AES Corp, Term Loan B (2018)
4.379%, VAR LIBOR+1.750%, 05/24/22		1,101	1,097
Atlantic Power, Term Loan
5.249%, VAR LIBOR+2.750%, 03/21/23		264	263
Calpine, Construction Term Loan B (2017)
4.999%, VAR LIBOR+2.500%, 01/31/25		691	682
Calpine, Term Loan B-5
5.110%, VAR LIBOR+2.500%, 01/15/24		990	980
Calpine, Term Loan B-6
5.110%, VAR LIBOR+2.500%, 01/15/23		368	368
Calpine, Term Loan B-7
5.110%, VAR LIBOR+2.500%, 05/31/23		467	462
Eastern Power, LLC (TPF II), Term Loan
6.249%, VAR LIBOR+3.750%, 10/02/23		984	980
Longview Power, Term Loan B
8.530%, VAR LIBOR+6.000%, 04/13/21		2,038	1,774
MRP Generation Holdings, LLC (TPF), Term Loan B (2016)
9.601%, VAR LIBOR+7.000%, 10/18/22		1,357	1,299

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 97

consolidated schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
NRG Energy Inc, Term Loan B
4.249%, VAR LIBOR+1.750%, 06/30/23		$2,044	$2,018
Summit Midstream Partners, Term Loan B
8.499%, VAR LIBOR+6.000%, 05/13/22		1,466	1,450
Talen Energy Supply, Term Loan B-1
6.500%, VAR LIBOR+4.000%, 07/06/23		534	529
Talen Energy Supply, Term Loan B-2
6.493%, VAR LIBOR+4.000%, 04/07/24		2,510	2,483
Vistra Operations Company LLC, 2016 Term Loan B-2
4.749%, VAR LIBOR+2.250%, 12/14/23		601	596
Vistra Operations Company LLC, Term Loan
4.499%, VAR LIBOR+2.000%, 08/04/23		2,168	2,141
Vistra Operations Company LLC, Term Loan B-3
4.482%, VAR LIBOR+2.000%, 12/31/25		2,506	2,466
Westinghouse (Brookfield), Term Loan B
6.249%, VAR LIBOR+3.750%, 08/01/25		1,955	1,949

Total Utility			21,537

Wireless Communications [0.1%]
Sprint Communications, Incremental Term Loan B (new)
5.500%, VAR LIBOR+3.000%, 02/02/24(B)		219	216
Sprint Communications, Term Loan B - old
5.000%, VAR LIBOR+2.500%, 02/02/24		1,936	1,883

Total Wireless Communications			2,099

Total Loan Participations
(Cost $811,859)			790,964

Sovereign Debt [9.8%]
Argentina Bonar Bonds
45.563%, VAR 30-35d Argentina BADLAR Private Banks+2.000%, 04/03/22	ARS	20,727	469
45.325%, VAR 30-35d Argentina BADLAR Private Banks+3.250%, 03/01/20	ARS	2,000	45
Argentina Paris Club
2.910%, 05/30/21	CHF	4,140	3,991
Argentina POM Politica Monetaria
67.546%, VAR Argentina Central Bank 7 Day Repo Rate+0.000%, 06/21/20	ARS	40,882	1,039
Argentina Treasury Bill
0.000%, 07/31/20(F)	ARS	2,139	47
Argentine Republic Government International Bond
10.250%, 12/31/49(C)	EUR	12	15
10.000%, 12/31/49(C)	EUR	1,401	1,693
9.500%, 12/31/49(C)	EUR	27	33
8.750%, 12/31/49(C)	EUR	30	30
8.500%, 12/31/49(C)	EUR	664	731
8.125%, 12/31/49(C)	EUR	204	224
8.000%, 12/31/49(C)	EUR	2,399	1,935
7.500%, 12/31/49(C)	EUR	52	38
7.125%, 12/31/49(C)	EUR	97	97
7.000%, 12/31/49(C)	EUR	141	158
5.870%, 03/31/23(C)	EUR	28	41
0.000%, 12/15/35(C)		49,500	1,896
0.000%, 12/31/49(C)	EUR	237	249
Bonos de la Tesoreria de la Republica en pesos
5.000%, 03/01/35	CLP	3,845,000	6,091

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 98

consolidated schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
4.500%, 03/01/21	CLP	1,940,000	$2,920
4.500%, 03/01/26	CLP	445,000	679
Brazil Letras do Tesouro Nacional
42.291%, 01/01/22(F)	BRL	5,690	1,184
36.390%, 07/01/21(F)	BRL	41,492	9,019
Brazil Notas do Tesouro Nacional Serie F
10.000%, 01/01/23	BRL	50,006	13,481
10.000%, 01/01/25	BRL	26,554	7,187
10.000%, 01/01/27	BRL	31,808	8,603
10.000%, 01/01/29	BRL	5,717	1,593
Colombian TES
10.000%, 07/24/24	COP	3,563,900	1,331
7.750%, 09/18/30	COP	10,004,900	3,411
7.250%, 10/18/34	COP	2,651,700	857
7.000%, 05/04/22	COP	19,811,000	6,513
7.000%, 06/30/32	COP	9,008,400	2,875
6.250%, 11/26/25	COP	4,363,600	1,383
6.000%, 04/28/28	COP	4,382,100	1,336
Costa Rica Government International Bond
9.995%, 08/01/20		2,100	2,202
Egypt Treasury Bills
0.000%, 07/16/19(F)	EGP	12,250	674
0.000%, 07/30/19(F)	EGP	6,050	328
0.000%, 08/13/19(F)	EGP	8,600	467
0.000%, 10/22/19(F)	EGP	28,050	1,479
Egyptian Paris Club
5.449%, 01/01/21(B)		6	4
Export Credit Bank of Turkey
5.875%, 04/24/19		800	798
Hungary Government Bond
5.500%, 06/24/25	HUF	650,500	2,727
3.000%, 06/26/24	HUF	595,170	2,210
1.750%, 10/26/22	HUF	58,350	206
Indonesia Treasury Bond
11.500%, 09/15/19	IDR	5,902,000	426
11.000%, 11/15/20	IDR	2,854,000	214
10.500%, 08/15/30	IDR	6,724,000	563
9.000%, 03/15/29	IDR	33,241,000	2,534
8.750%, 05/15/31	IDR	20,214,000	1,515
8.375%, 03/15/24	IDR	42,281,000	3,109
8.375%, 09/15/26	IDR	29,742,000	2,186
8.375%, 03/15/34	IDR	46,836,000	3,375
8.250%, 07/15/21	IDR	39,969,000	2,893
8.250%, 05/15/29	IDR	31,065,000	2,279
8.250%, 05/15/36	IDR	22,489,000	1,606
7.500%, 08/15/32	IDR	33,222,000	2,228
7.500%, 05/15/38	IDR	23,662,000	1,561
7.000%, 05/15/22	IDR	3,674,000	258
7.000%, 05/15/27	IDR	21,300,000	1,440
6.625%, 05/15/33	IDR	23,694,000	1,456
6.125%, 05/15/28	IDR	59,363,000	3,773
5.625%, 05/15/23	IDR	24,689,000	1,647
Kenya Government International Bond
5.875%, 06/24/19		1,138	1,139
Malaysia Government Bond
4.642%, 11/07/33	MYR	3,058	791
4.498%, 04/15/30	MYR	3,019	776
4.378%, 11/29/19	MYR	1,861	459
4.232%, 06/30/31	MYR	1,517	379
4.181%, 07/15/24	MYR	7,293	1,829
3.955%, 09/15/25	MYR	5,198	1,293
3.899%, 11/16/27	MYR	2,988	735
3.882%, 03/10/22	MYR	7,590	1,884
3.844%, 04/15/33	MYR	1,042	248
3.795%, 09/30/22	MYR	2,720	673
3.757%, 04/20/23	MYR	1,645	406
3.620%, 11/30/21	MYR	1,200	295
3.418%, 08/15/22	MYR	5,808	1,419
Mexican Bonos
10.000%, 12/05/24	MXN	235,880	13,341
8.500%, 05/31/29	MXN	35,280	1,868
8.000%, 12/07/23	MXN	34,480	1,788
7.500%, 06/03/27	MXN	34,190	1,706
6.500%, 06/10/21	MXN	156,050	7,828
6.500%, 06/09/22	MXN	257,640	12,783
Pakistan Government International Bond
7.250%, 04/15/19		10,095	10,072
6.750%, 12/03/19		3,167	3,195
Peruvian Government International Bond
6.950%, 08/12/31	PEN	5,311	1,808
6.900%, 08/12/37	PEN	11,128	3,758
6.150%, 08/12/32(A)	PEN	3,261	1,033
5.940%, 02/12/29(A)	PEN	4,288	1,360
Philippine Government International Bond
6.250%, 01/14/36	PHP	10,000	205
4.950%, 01/15/21	PHP	5,000	95
3.900%, 11/26/22	PHP	20,000	368
Province of Salta Argentina
9.500%, 03/16/22		62	61
Provincia de Buenos Aires
50.693%, VAR 30-35d Argentina BADLAR Private Banks+3.750%, 04/12/25(A)	ARS	23,785	547

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 99

consolidated schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
5.750%, 06/15/19		$2,172	$2,173
0.000%, 0.00%, 0, 05/01/20(G)	EUR	250	268
Republic of Cameroon International Bond
9.500%, 11/19/25		11,103	11,829
Republic of Poland Government Bond
3.250%, 07/25/25	PLN	8,625	2,360
2.750%, 08/25/23	PLN	358	124
2.500%, 07/25/26	PLN	10,279	2,671
Republic of South Africa Government Bond
10.500%, 12/21/26	ZAR	114,259	8,734
9.000%, 01/31/40	ZAR	28,484	1,836
8.750%, 01/31/44	ZAR	47,409	2,973
8.750%, 02/28/48	ZAR	49,403	3,092
8.500%, 01/31/37	ZAR	29,393	1,827
8.250%, 03/31/32	ZAR	19,908	1,264
8.000%, 01/31/30	ZAR	64,798	4,138
7.750%, 02/28/23	ZAR	54,367	3,767
7.000%, 02/28/31	ZAR	81,497	4,736
6.500%, 02/28/41	ZAR	17,548	861
6.250%, 03/31/36	ZAR	3,450	173
Romania Government Bond
5.800%, 07/26/27	RON	2,520	638
Russian Federal Bond - OFZ
8.500%, 09/17/31	RUB	143,633	2,227
7.750%, 09/16/26	RUB	241,056	3,600
7.700%, 03/23/33	RUB	97,561	1,415
7.600%, 04/14/21	RUB	17,722	270
7.500%, 08/18/21	RUB	258,246	3,924
7.400%, 12/07/22	RUB	114,507	1,725
7.100%, 10/16/24	RUB	83,265	1,221
7.050%, 01/19/28	RUB	32,036	455
7.000%, 08/16/23	RUB	85,467	1,261
6.500%, 02/28/24	RUB	66,975	961
Seychelles International Bond
8.000%, 01/01/26		2,100	2,125
Thailand Government Bond
4.875%, 06/22/29	THB	3,673	139
3.875%, 06/13/19	THB	1,012	32
3.850%, 12/12/25	THB	18,492	639
3.775%, 06/25/32	THB	92,181	3,234
3.650%, 06/20/31	THB	19,654	684
3.625%, 06/16/23	THB	43,670	1,463
3.400%, 06/17/36	THB	49,931	1,689
3.300%, 06/17/38	THB	29,954	988
2.875%, 12/17/28	THB	96,255	3,142
2.875%, 06/17/46	THB	16,155	476
2.400%, 12/17/23	THB	35,320	1,128
2.125%, 12/17/26	THB	39,037	1,211
2.000%, 12/17/22	THB	110,174	3,477
1.250%, 03/12/28	THB	19,487	560
1.200%, 07/14/21	THB	6,700	226
Turkey Government Bond
11.000%, 03/02/22	TRY	5,460	759
11.000%, 02/24/27	TRY	5,614	685
10.700%, 08/17/22	TRY	6,750	896
10.500%, 08/11/27	TRY	1,666	194
10.400%, 03/20/24	TRY	1,295	163
9.500%, 01/12/22	TRY	3,372	447
8.800%, 09/27/23	TRY	2,731	316
8.000%, 03/12/25	TRY	3,790	410
7.100%, 03/08/23	TRY	12,498	1,429
3.000%, 02/23/22	TRY	1,286	429
Ukraine Government International Bond
7.750%, 09/01/19		7,147	7,169
0.000%, 05/31/40(D)		193	123
Uruguay Government International Bond
9.875%, 06/20/22	UYU	15,468	458
8.500%, 03/15/28	UYU	8,264	215

Total Sovereign Debt
(Cost $327,657)			304,923

Mortgage-Backed Securities [5.4%]
Adagio IV CLO, Ser 2015-X, Cl F
6.650%, VAR Euribor 3 Month+6.650%, 10/15/29	EUR	1,250	1,341
AIG CLO, Ser 2019-1A, Cl D
6.783%, VAR ICE LIBOR USD 3 Month+3.960%, 01/20/32(A)		750	735
Arch Street CLO, Ser 2018-2A, Cl ER
9.061%, VAR ICE LIBOR USD 3 Month+6.300%, 10/20/28(A)		1,000	965
Armada Euro CLO II DAC, Ser 2018-2X, Cl E
4.820%, VAR Euribor 3 Month+4.820%, 11/15/31	EUR	1,500	1,554

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 100

consolidated schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Armada Euro CLO II DAC, Ser 2018-2X, Cl F
6.450%, VAR Euribor 3 Month+6.450%, 11/15/31	EUR	1,000	$977
Avoca CLO XVIII DAC, Ser 2018-18X, Cl C
1.750%, VAR Euribor 3 Month+1.750%, 04/15/31	EUR	5,000	5,459
BABSN, Ser 2015-IA, Cl A
8.261%, 01/20/31		4,000	3,698
Black Diamond CLO, Ser 2017-1A, Cl C
6.729%, VAR ICE LIBOR USD 3 Month+3.950%, 04/24/29(A)		5,000	4,938
Black Diamond CLO DAC, Ser 2015-1X, Cl F
6.500%, VAR Euribor 3 Month+6.500%, 10/03/29	EUR	1,220	1,279
Black Diamond CLO DAC, Ser 2018-1A, Cl BR
4.488%, VAR ICE LIBOR USD 3 Month+1.980%, 04/26/31(A)		4,000	3,756
Black Diamond CLO DAC, Ser 2018-1X, Cl DR
2.650%, VAR Euribor 3 Month+2.650%, 10/03/29	EUR	5,000	5,505
Carlyle Global Market Strategies Euro CLO DAC, Ser 2018-1X, Cl B1
1.750%, VAR Euribor 3 Month+1.750%, 05/17/31	EUR	4,500	4,835
CarVal CLO, Ser 2018-1A, Cl D
5.669%, VAR ICE LIBOR USD 3 Month+2.890%, 07/16/31(A)		5,000	4,741
Cifc Funding, Ser 2018-4RA, Cl D
8.473%, VAR ICE LIBOR USD 3 Month+5.700%, 10/17/30(A)		2,200	2,052
Colombia Cent CLO 27, Ser 2018-27A, Cl B
4.790%, VAR ICE LIBOR USD 3 Month+2.300%, 10/25/28(A)		3,000	2,949
Colombia Cent CLO 27, Ser 2018-27A, Cl C
5.790%, VAR ICE LIBOR USD 3 Month+3.300%, 10/25/28(A)		3,000	2,962
Colombia Cent CLO 27, Ser 2018-27A, Cl D
8.590%, VAR ICE LIBOR USD 3 Month+6.100%, 10/25/28(A)		1,950	1,895
Crestline Denali CLO XVI, Ser 2018-1A, Cl C
4.611%, VAR ICE LIBOR USD 3 Month+1.850%, 01/20/30(A)		4,500	4,282
CRNPT, Ser 2018-4A, Cl C
4.661%, 04/20/31		2,750	2,622
CRNPT, Ser 2018-4A, Cl D
5.511%, 04/20/31		3,000	2,804
Euro-Galaxy VI CLO DAC, Ser 2018-6X, Cl C
1.550%, VAR Euribor 3 Month+1.550%, 04/11/31	EUR	3,750	3,987
Greywolf CLO III, Ser 2018-3RA, Cl B
5.011%, VAR ICE LIBOR USD 3 Month+2.250%, 10/22/28(A)		3,000	2,982
Greywolf CLO III, Ser 2018-3RA, Cl C
5.911%, VAR ICE LIBOR USD 3 Month+3.150%, 10/22/28(A)		3,000	2,962
Greywolf CLO V, Ser 2018-1A, Cl BR
4.771%, VAR ICE LIBOR USD 3 Month+2.000%, 01/27/31(A)		4,000	3,842

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 101

consolidated schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Grosvenor Place CLO 2015-1 BV, Ser 2018-1X, Cl DRR
5.400%, VAR Euribor 3 Month+5.400%, 10/30/29	EUR	3,800	$4,176
Harvest CLO VIII DAC, Ser 2018-8X, Cl CRR
1.650%, VAR Euribor 3 Month+1.650%, 01/15/31	EUR	2,450	2,621
Harvest CLO XIV DAC, Ser 2015-14X, Cl F
6.300%, VAR Euribor 3 Month+6.300%, 11/18/29	EUR	3,250	3,350
Harvest CLO XIX DAC, Ser 2018-19X, Cl C
1.700%, VAR Euribor 3 Month+1.700%, 04/14/31	EUR	5,500	5,918
Man GLG Euro CLO II DAC, Ser 2016-2X, Cl F
8.750%, VAR Euribor 3 Month+8.750%, 01/15/30	EUR	2,000	2,227
Man GLG Euro CLO IV DAC, Ser 2018-4X, Cl C
1.600%, VAR Euribor 3 Month+1.600%, 05/15/31	EUR	3,900	4,197
Man GLG Euro CLO V DAC, Ser 2018-5X, Cl D1
3.550%, VAR Euribor 3 Month+3.550%, 12/15/31	EUR	2,500	2,768
Marble Point CLO XII, Ser 2018-1A, Cl D
5.436%, VAR ICE LIBOR USD 3 Month+3.000%, 07/16/31(A)		5,000	4,772
Mountain View CLO, Ser 2018-9A, Cl CR
5.556%, VAR ICE LIBOR USD 3 Month+3.120%, 07/15/31(A)		2,500	2,398
Mountain View CLO, Ser 2018-9A, Cl DR
8.516%, VAR ICE LIBOR USD 3 Month+6.080%, 07/15/31(A)		2,300	2,137
Oak Hill European Credit Partners IV Designated Activity, Ser 2018-4X, Cl DR
2.500%, VAR Euribor 3 Month+2.500%, 01/20/32	EUR	3,000	3,243
OAK Hill European Credit Partners V Designated Activity, Ser 2017-5X, Cl F
7.300%, VAR Euribor 3 Month+7.300%, 02/21/30	EUR	1,100	1,161
Octagon Investment Partners XXIII, Ser 2018-1A, Cl CR
4.637%, VAR ICE LIBOR USD 3 Month+1.850%, 07/15/27(A)		3,000	2,949
OZLM XXII, Ser 2018-22A, Cl B
4.573%, VAR ICE LIBOR USD 3 Month+1.800%, 01/17/31(A)		3,500	3,320
OZLM XXII, Ser 2018-22A, Cl D
8.073%, VAR ICE LIBOR USD 3 Month+5.300%, 01/17/31(A)		1,800	1,614
OZLME IV DAC, Ser 2018-4X, Cl C1
1.850%, VAR Euribor 3 Month+1.850%, 07/27/32	EUR	1,850	1,999
Parallel, Ser 2018-1A, Cl C
5.561%, VAR ICE LIBOR USD 3 Month+2.800%, 04/20/31(A)		2,000	1,885
Providus CLO II DAC, Ser 2018-2X, Cl D
3.450%, VAR Euribor 3 Month+3.450%, 07/15/31	EUR	1,000	1,105
Saranac CLO III, Ser 2018-3A, Cl CR
5.174%, VAR ICE LIBOR USD 3 Month+2.350%, 06/22/30(A)		5,000	4,918

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 102

consolidated schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Sorrento Park CLO DAC, Ser 2014-1X, Cl E
5.942%, VAR Euribor 3 Month+6.250%, 11/16/27	EUR	3,000	$3,189
St. Paul’s CLO III-R DAC, Ser 2018-3RX, Cl CR
1.600%, VAR Euribor 3 Month+1.600%, 01/15/32	EUR	2,750	2,952
Toro European CLO 2 DAC, Ser 2018-2X, Cl CR
2.400%, VAR Euribor 3 Month+2.400%, 10/15/30	EUR	2,000	2,245
Tralee CLO V, Ser 2018-5A, Cl D
5.959%, VAR ICE LIBOR USD 3 Month+3.200%, 10/20/28(A)		3,000	2,936
Trinitas CLO III, Ser 2018-3A, Cl CR
4.687%, VAR ICE LIBOR USD 3 Month+1.900%, 07/15/27(A)		4,000	3,929
Venture CDO, Ser 2018-31A, Cl C1
4.711%, 04/20/31		4,000	3,825
VIBR, Ser 2018-8A
8.511%, 01/20/31		2,000	1,845
Voya Euro CLO I DAC, Ser 2018-1X, Cl C
1.600%, VAR Euribor 3 Month+1.600%, 10/15/30	EUR	2,500	2,696
Voya Euro CLO I DAC, Ser 2018-1X, Cl D
2.500%, VAR Euribor 3 Month+2.500%, 10/15/30	EUR	3,075	3,270
Z Capital Credit Partners CLO, Ser 2018-1A, Cl DR
5.879%, VAR ICE LIBOR USD 3 Month+3.100%, 07/16/27(A)		4,000	3,914

Description	Face Amount (000)(1) /Acquisition Cost (000)	Value (000)
Zais CLO 8, Ser 2018-1A, Cl C
4.537%, VAR ICE LIBOR USD 3 Month+1.750%, 04/15/29(A)	$4,000	$3,810

Total Mortgage-Backed Securities
(Cost $183,177)		169,252

Life Settlement Contracts [4.4%](B)(H)(I)
American General Life #460L, Acquired 05/30/2014	303	649
American General Life #508L, Acquired 05/30/2014	2,595	3,510
American General Life #542L, Acquired 07/30/2015	83	403
American General Life #634L, Acquired 05/30/2014	530	2,947
American General Life #906L, Acquired 07/30/2015	479	3,063
American General Life #964L, Acquired 07/30/2015	1,459	1,826
AXA Equitable Life #0474, Acquired 11/04/2013	7,290	8,022
AXA Equitable Life #1616, Acquired 05/30/2014	3,254	4,437
AXA Equitable Life #1898, Acquired 11/04/2013	441	896
AXA Equitable Life #7233, Acquired 11/04/2013	395	1,634
AXA Equitable Life #7578, Acquired 11/04/2013	2,104	4,409
AXA Equitable Life #7857, Acquired 11/04/2013	2,297	1,865
AXA Equitable Life #8538, Acquired 11/04/2013	1,333	1,612
AXA Equitable Life #9345, Acquired 11/04/2013	143	364
Guardian Insurance #0346, Acquired 11/04/2013	646	3,282
Hartford Life #4700, Acquired 11/24/2015	81	109
Hartford Life #7522, Acquired 11/24/2015	805	2,571
ING Reliastar #1234, Acquired 12/05/2013	1,067	3,786

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 103

consolidated schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Acquisition Cost (000)	Value (000)
ING Reliastar #3394, Acquired 05/30/2014	$3,687	$7,037
ING Reliastar #4842, Acquired 11/20/2013	921	4,180
ING Reliastar #776H, Acquired 05/30/2014	1,518	1,906
John Hancock #0430, Acquired 05/30/2014	2,418	4,312
John Hancock #0801, Acquired 05/30/2014	1,564	2,165
John Hancock #1929, Acquired 05/30/2014	3,812	4,023
John Hancock #5072, Acquired 05/30/2014	1,409	2,961
John Hancock #5080, Acquired 11/19/2013	313	2,933
John Hancock #5885, Acquired 05/30/2014	894	1,518
John Hancock #6686, Acquired 05/30/2014	3,035	2,843
John Hancock #6912, Acquired 05/30/2014	1,065	2,078
Lincoln National #0019, Acquired 09/18/2015	2,460	4,561
Lincoln National #4654, Acquired 05/30/2014	721	632
Lincoln National #4754, Acquired 09/18/2015	610	3,355
Lincoln National #4754, Acquired 09/18/2015	1,029	4,026
Lincoln National #5658, Acquired 09/18/2015	329	1,258
Lincoln National #7099, Acquired 09/18/2015	1,254	2,529
Lincoln National #8558, Acquired 09/18/2015	1,659	3,969
Mass Mutual #1849, Acquired 11/05/2013	2,926	6,061
Mass Mutual #5167, Acquired 05/30/2014	63	2,055
Mass Mutual #5681, Acquired 11/05/2013	288	2,548
Mass Mutual #5864, Acquired 05/30/2014	4,668	25
Met Life #8MLU, Acquired 05/30/2014	1,413	1,684
Penn Life #8183, Acquired 10/18/2016	46	94
Penn Mutual #3106, Acquired 05/30/2014	1,294	1,663
Phoenix Life #5715, Acquired 10/18/2016	569	1,865
Phoenix Life #6157, Acquired 10/18/2016	569	1,894

Description	Acquisition Cost (000)/Shares	Value (000)
Phoenix Life #6161, Acquired 05/30/2014	$3,472	$7,669
Phoenix Life #8499, Acquired 05/30/2014	756	1,072
Phoenix Life #8509, Acquired 05/30/2014	761	1,072
Principal Financial #6653, Acquired 10/30/2013	306	270
Prudential #5978, Acquired 10/02/2015	372	1,703
Security Mutual Life #5380, Acquired 10/30/2013	410	80
Transamerica #1708, Acquired 10/28/2013	957	2,421
Transamerica #3426, Acquired 11/12/2013	274	529
Transamerica #8205, Acquired 10/28/2013	714	1,875

Total Life Settlement Contracts
(Cost $73,861)		136,251

Open-End Funds [1.6%]
AllianceBernstein Global High Income Fund	521,479	6,044
BlackRock Muni Intermediate Duration Fund	306,224	4,217
BlackRock MuniHoldings California Quality Fund	416,015	5,512
BlackRock MuniHoldings New Jersey Quality Fund	282,510	3,865
Eaton Vance Floating-Rate Income Trust	440,766	5,814
Invesco Dynamic Credit Opportunities Fund	550,242	5,970
Nuveen California AMT-Free Quality Municipal Income Fund	427,965	5,957
Nuveen Floating Rate Income Opportunity Fund	439,289	4,213
Nuveen Quality Municipal Income Fund	397,127	5,389
Tortoise Power and Energy Infrastructure Fund	122,576	2,281

Total Open-End Funds
(Cost $49,010)		49,262

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 104

consolidated schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Shares/Number of Warrants	Value (000)
Common Stock [0.4%]
Consumer Cyclical [0.1%]
TruKid *	257	$1,325

Diversified Minerals [0.0%]
New World Resources, Cl A *	44,276,198	86

Energy [0.0%]
Templar Energy, Cl A *	105,419	33

Hotels, Restaurants & Leisure [0.0%]
Caesars Entertainment *	68,920	599

Oil, Gas & Consumable Fuels [0.3%]
Gulf Keystone Petroleum *	2,140,000	7,080
Savannah Petroleum *	4,307,451	1,408

Total Oil, Gas & Consumable Fuels		8,488

Services [0.0%]
A’ayan Leasing & Investment KSCP *	1,169,438	140

Software [0.0%]
Avaya Holdings *	63,630	1,071

Total Common Stock
(Cost $9,176)		11,742

Limited Partnership [0.3%]
Financial Services [0.3%]
Cartesian LP *	1	11,199

Total Limited Partnership
(Cost $10,000)		11,199

Closed-End Fund [0.2%]
Stone Ridge Reinsurance Risk Premium Interval Fund*(H)	864,834	7,083

Total Closed-End Fund
(Cost $8,727)		7,083

Warrant [0.1%]
Central Bank of Nigeria,
Expires 11/15/20, Strike Price $0.0001	49,000	2,573

Total Warrant
(Cost $6,407)		2,573

Description	Face Amount (000)(1)/Shares		Value (000)
Convertible Bond [0.1%]
Investment Companies [0.1%]
Aabar Investments PJSC, MTN
0.500%, 03/27/20	EUR	2,000	$2,165

Total Convertible Bond
(Cost $2,153)			2,165

Short-Term Investment** [10.4%]
SEI Daily Income Trust Government Fund, Cl F, 2.196%		322,521,828	322,522

Total Short-Term Investment
(Cost $322,522)			322,522

Total Investments [99.2%]
(Cost $3,144,676)			$3,108,093

Percentages are based on net assets of $3,115,422 (000).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2019.
(1)	U.S. Dollars unless otherwise indicated.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2019, the value of these securities amounted to $389,995 (000), representing 12.5% of the net assets of the Fund.

(B)	Level 3 security in accordance with fair value hierarchy.
(C)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(E)	Unsettled bank loan, Interest rate not available.
(F)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(G)	Step Bond — The rate reported is the rate in effect on March 31, 2019. The coupon on a step bond changes on a specific date.
(H)	Security is considered illiquid. The total market value of such security as of March 31, 2019, was $143,334 (000) and represented 4.6% of the net assets of the Fund.
(I)	Security is considered restricted. The total market value of such securities as of March 31, 2019, was $136,251 (000) and represented 4.4% of the Net Assets of the Fund.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 105

consolidated schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

AMT — Alternative Minimum Tax (subject to)

ARS — Argentine Peso

BADLAR — Buenos Aires Deposits of Large Amount Rate

BRL — Brazilian Real

CDO — Collateralized Debt Obligation

CHF — Swiss Franc

Cl — Class

CLP — Chilean Peso

CLO — Collateralized Loan Obligation

CNH — Chinese Yuan Offshore

CNY — Chinese Yuan Onshore

COP — Colombian Peso

CZK — Czech Koruna

EGP — Egyptian Pound

EUR — Euro

EURIBOR — Euro Interbank Offered Rates

GBP — British Pound Sterling

HUF — Hungarian Forint

ICE— Intercontinental Exchange

IDR — Indonesian Rupiah

INR — Indian Rupee

JPY — Japanese Yen

JSC — Joint-Stock Company

LIBOR — London Interbank Offered Rates

LLC — Limited Liability Company

LP — Limited Partnership

Ltd. — Limited

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

PEN — Peruvian Nuevo Sol

PHP— Philippine Peso

PIK — Payment-in-Kind

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

PLN — Polish Zloty

RON — Romanian Leu

RUB — Russian Ruble

Ser — Series

SPV — Special Purpose Vehicle

THB — Thai Bhat

TRY — Turkish Lira

UAH — Ukrainian Hryvnia

ULC — Unlimited Liability Company

USD — U.S. Dollar

UYU — Uruguayan Peso

VAR — Variable Rate

ZAR — South African Rand

A list of the open forward foreign currency contracts held by the Fund at March 31, 2019, is as follows:

Counterparty	Settlement Date	Currency to Deliver (000)		Currency to Receive (000)		Unrealized Appreciation (Depreciation) (000)
BNP Paribas	04/08/19 - 04/22/19	USD	576	ARS	23,821	$(36)
BNP Paribas	04/08/19	ARS	22,194	USD	528	21
BNP Paribas	04/30/19	USD	2,721	HUF	758,940	(65)
BNP Paribas	04/30/19	USD	3,496	CNH	23,664	23
BNP Paribas	04/30/19 - 05/31/19	USD	5,079	RON	21,363	(69)
BNP Paribas	04/30/19	ZAR	5,646	USD	387	(3)
BNP Paribas	04/30/19	CZK	9,322	USD	413	7
BNP Paribas	04/30/19 - 05/31/19	IDR	24,508,601	USD	1,703	(3)
BNP Paribas	05/03/19 - 12/03/19	BRL	47,388	USD	11,957	88
BNP Paribas	05/31/19	USD	5,515	CNY	37,045	(5)
BNP Paribas	06/28/19	USD	3,412	PLN	12,920	(37)
BNP Paribas	06/28/19	USD	8,156	CZK	183,643	(155)
BT Brokerage	04/02/19	USD	465	BRL	1,744	(20)
BT Brokerage	04/11/19 - 04/15/19	USD	1,270	ARS	52,210	(86)
BT Brokerage	04/30/19	USD	938	MXN	18,111	(9)
BT Brokerage	04/30/19	USD	1,011	ZAR	14,320	(22)
BT Brokerage	04/30/19	USD	2,710	THB	84,440	(47)
BT Brokerage	04/30/19	USD	3,021	RUB	202,428	49
BT Brokerage	04/30/19	MXN	5,808	USD	300	2
BT Brokerage	04/30/19	USD	11,506	PLN	43,389	(194)
BT Brokerage	04/30/19	RUB	157,890	USD	2,437	43
BT Brokerage	05/31/19	INR	97,407	USD	1,351	(40)
BT Brokerage	05/31/19	IDR	29,819,641	USD	2,081	10
Citigroup	04/30/19	USD	445	ZAR	6,300	(10)
Citigroup	04/30/19	USD	1,189	THB	37,042	(21)
Citigroup	04/30/19	TRY	2,765	USD	500	21
Credit Suisse First Boston	04/11/19 - 04/30/19	ARS	108,676	USD	2,507	71
Credit Suisse First Boston	04/30/19	USD	252	RUB	16,735	2
Credit Suisse First Boston	04/30/19	USD	791	PEN	2,646	5
Credit Suisse First Boston	04/30/19	USD	3,200	CLP	2,155,974	(31)
Credit Suisse First Boston	04/30/19	USD	4,315	COP	13,506,834	(86)
Credit Suisse First Boston	04/30/19	CLP	2,864,082	USD	4,327	118
Deutsche Bank	04/02/19	BRL	11,353	USD	2,922	22
Deutsche Bank	05/03/19	BRL	4,012	USD	1,019	(3)
Deutsche Bank	04/30/19	USD	150	PHP	7,905	—
Deutsche Bank	04/30/19	MYR	490	USD	121	1
Deutsche Bank	04/30/19	USD	2,070	CZK	47,057	(24)
Deutsche Bank	04/30/19	MXN	13,209	USD	680	3
Deutsche Bank	04/30/19	MXN	54,623	USD	2,780	(20)
Deutsche Bank	04/30/19	COP	8,898,161	USD	2,805	19
Deutsche Bank	05/31/19	USD	3,507	HUF	974,439	(88)
Deutsche Bank	05/31/19	USD	5,510	PLN	20,977	(36)
Deutsche Bank	05/31/19	ZAR	49,386	USD	3,397	—
Deutsche Bank	05/31/19	INR	97,639	USD	1,351	(44)

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 106

consolidated schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Counterparty	Settlement Date	Currency to Deliver (000)		Currency to Receive (000)		Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank	04/30/19	USD	537	ZAR	7,691	$(6)
JPMorgan Chase Bank	04/30/19	USD	601	CZK	13,813	—
JPMorgan Chase Bank	04/30/19	RON	2,331	USD	547	—
JPMorgan Chase Bank	04/30/19 - 05/31/19	USD	4,883	TRY	27,622	(107)
JPMorgan Chase Bank	04/30/19 - 05/31/19	IDR	62,635,110	USD	4,415	43
JPMorgan Chase Bank	06/28/19	USD	2,528	RON	10,648	(34)
JPMorgan Chase Bank	06/28/19	USD	3,413	PLN	12,920	(39)
Merrill Lynch	04/02/19	USD	9,612	BRL	35,934	(434)
Merrill Lynch	04/02/19	BRL	26,326	USD	6,768	44
Merrill Lynch	04/30/19	USD	803	PLN	2,974	(27)
Merrill Lynch	04/30/19	USD	1,124	ZAR	16,302	2
Merrill Lynch	04/30/19	USD	2,081	ZAR	29,685	(31)
Merrill Lynch	04/30/19	MXN	20,529	USD	1,055	2
Merrill Lynch	04/30/19	ZAR	27,355	USD	2,003	114
Merrill Lynch	04/30/19	ZAR	9,173	USD	633	(1)
Merrill Lynch	05/03/19	BRL	3,744	USD	956	1
Merrill Lynch	05/03/19	USD	6,756	BRL	26,326	(46)
Merrill Lynch	05/31/19	USD	1,068	CZK	24,035	(22)
Merrill Lynch	06/28/19	USD	3,556	HUF	974,439	(131)
Morgan Stanley	04/30/19	USD	943	CNH	6,388	8
Morgan Stanley	04/30/19	RON	2,865	USD	695	23
Morgan Stanley	04/30/19	USD	2,207	RUB	147,187	25
Morgan Stanley	05/31/19	USD	2,886	RUB	190,466	(9)
Morgan Stanley	04/30/19	CNH	14,930	USD	2,215	(6)
Morgan Stanley	04/30/19	ZAR	83,590	USD	5,992	219
Morgan Stanley	04/30/19	RUB	195,983	USD	2,947	(25)
Standard Bank	04/30/19	USD	699	CZK	15,611	(20)
Standard Bank	04/30/19	CNH	14,934	USD	2,214	(7)
Standard Bank	04/30/19	MXN	327,849	USD	16,863	54
Standard Bank	05/31/19	USD	2,728	INR	193,252	33
Standard Bank	05/31/19	IDR	18,327,000	USD	1,273	(1)
U.S. Bank	04/05/19 - 06/28/19	GBP	38,720	USD	50,814	333
U.S. Bank	04/05/19 - 06/28/19	EUR	257,390	USD	291,031	2,076
U.S. Bank	04/17/19	USD	1,236	EUR	1,093	(8)
U.S. Bank	05/29/19	CHF	6,000	USD	6,274	215
U.S. Bank	05/31/19	JPY	210,500	USD	1,907	(2)
						$1,587

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2019, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency
8.255%	MXIBTIIE	Monthly	12/06/28	MXN
8.41%	MXIBTIIE	Monthly	12/06/28	MXN
MXIBTIIE	8.1564%	Monthly	12/13/23	MXN
WIBR6M	2.4%	Annually	03/26/23	PLN

Interest Rate Swaps
Fund Pays	Notional Amount (000)	Premiums Paid (000)	Unrealized Appreciation (Depreciation) (000)	Swap Contracts, at Value (000)
8.255%	73,000	$—	$(104)	$(104)
8.41%	110,000	—	(221)	(221)
MXIBTIIE	137,000	—	320	320
WIBR6M	20,820	—	190	190
		$—	$185	$185

The following is a list of the inputs used as of March 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Bonds	$—	$1,300,144	$13	$1,300,157
Loan Participations	—	788,724	2,240	790,964
Sovereign Debt	—	304,919	4	304,923
Mortgage-Backed Securities	—	169,252	—	169,252
Life Settlement Contracts	—	—	136,251	136,251
Open-End Funds	49,262	—	—	49,262
Common Stock	10,298	1,444	—	11,742
Limited Partnership	—	11,199	—	11,199
Closed-End Fund	7,083	—	—	7,083
Warrant	2,573	—	—	2,573
Convertible Bond	—	2,165	—	2,165
Short-Term Investment	322,522	—	—	322,522
Total Investments in Securities	$391,738	$2,577,847	$138,508	$3,108,093

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 107

consolidated schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Contracts*
Unrealized Appreciation	$—	$3,697	$—	$3,697
Unrealized Depreciation	—	(2,110)	—	(2,110)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	—	510	—	510
Unrealized Depreciation	—	(325)	—	(325)
Total Other Financial Instruments	$—	$1,772	$—	$1,772

*	Forward contracts and swap contracts are valued at the unrealized appreciation/(depreciation) on the instrument.
(1)

Of the $138,508 (000) in Level 3 securities as of March 31, 2019, $136,251 (000) or 98.4% are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between them is required for those Level 3 securities that are not valued by third party vendors or broker quotes.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value as of March 31, 2019:

	Investments in Loan Participations (000)	Investments in Life Settlement Contracts (000)	Investments in Sovereign Debt (000)
Beginning balance as of October 1, 2018	$1,311	$142,927	$4
Accrued discounts/ premiums	(19)	—	—
Realized gain/(loss)	(257)	9,510	—
Change in unrealized appreciation/ (depreciation)	(27)	(16,186)	—
Purchases	—	—	—
Sales/paydowns	56	—	—
Transfers into Level 3	1,176	—	—
Transfers out of Level 3	—	—	—
Ending balance as of March 31, 2019	$2,240	$136,251	$4
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(27)	$(16,186)	$—

Total (000)
Beginning balance as of October 1, 2018	$144,242
Accrued discounts/ premiums	(19)
Realized gain/(loss)	9,436
Change in unrealized appreciation/ (depreciation)	(16,213)
Purchases	27
Sales/paydowns	(141)
Transfers into Level 3	1,176
Transfers out of Level 3	—
Ending balance as of March 31, 2019	$138,508
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(16,213)

Amounts designated as “—“ are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 108

consolidated schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (concluded)

The following table summarizes the quantitative inputs and assumptions used for items categorized as material level 3 investments as of March 31, 2019. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

	Fair Value at March 31, 2019 (000)	Valuation Techniques
Life Settlement Contracts	$136,251	Discounted Cash Flow Model

		Observable Inputs
		Maturity Value

		Unobservable Inputs	Range
		Discount Rate	13.5%
		Expected Maturity (months)	6-130 months

The unobservable inputs used to determine fair value of recurring level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and the interrelationships between them could result in significantly higher or lower fair value measurements. Increases in projected collection rates in isolation would result in a higher fair value measurement, while increases in expected discount rates, projected default rates, and maturities of life settlement contracts, in isolation, would result in a lower fair value measurement.

For the period ended March 31, 2019, there have been no transfers between any of the fair value hierarchy levels. Transfers between levels are recognized at period end.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 109

schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Dividend & Income Fund

Description	Shares	Value (000)
Common Stock [91.7%]
Communication Services [4.3%]
AT&T	98,500	$3,089
Verizon Communications	119,167	7,046

Total Communication Services		10,135

Consumer Discretionary [2.9%]
Cedar Fair (A)	28,000	1,473
McDonald’s	19,000	3,608
Six Flags Entertainment	34,500	1,703

Total Consumer Discretionary		6,784

Consumer Staples [20.0%]
Altria Group	114,750	6,590
B&G Foods	148,800	3,634
Clorox	37,700	6,049
Coca-Cola	75,372	3,532
General Mills	72,780	3,766
Hershey	25,400	2,917
Kellogg	47,000	2,697
Kimberly-Clark	19,000	2,354
Philip Morris International	61,700	5,454
Procter & Gamble	45,949	4,781
Sysco	38,800	2,590
Unilever ADR	39,300	2,269

Total Consumer Staples		46,633

Energy [5.3%]
Chevron	36,183	4,457
Enterprise Products Partners (A)	87,984	2,560
Occidental Petroleum	25,500	1,688
ONEOK	53,000	3,702

Total Energy		12,407

Financials [9.7%]
Ares Capital	95,100	1,630
Arthur J Gallagher	29,400	2,296
BB&T	80,000	3,722
Cincinnati Financial	60,650	5,210
Compass Diversified Holdings (A)	153,000	2,400
Huntington Bancshares	123,000	1,560
JPMorgan Chase	22,700	2,298
Prudential Financial	21,700	1,994
Umpqua Holdings	98,000	1,617

Total Financials		22,727

Health Care [6.2%]
Bristol-Myers Squibb	54,200	2,586
Johnson & Johnson	19,500	2,726
Merck	73,150	6,084
Pfizer	72,644	3,085

Total Health Care		14,481

Industrials [6.8%]
Eaton	51,900	4,181
General Dynamics	15,300	2,590
Lockheed Martin	30,117	9,040

Total Industrials		15,811

Information Technology [4.9%]
Intel	134,500	7,223
Paychex	52,000	4,170

Total Information Technology		11,393

Materials [2.4%]
Sonoco Products	70,000	4,307

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 110

schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Dividend & Income Fund (continued)

Description	Shares	Value (000)
Westrock	35,000	$1,342

Total Materials		5,649

REITs [14.8%]
Crown Castle International	25,600	3,277
EPR Properties	34,500	2,653
Healthcare Trust of America, Cl A	79,500	2,273
Lamar Advertising, Cl A	84,800	6,721
Liberty Property Trust	83,985	4,067
Mid-America Apartment Communities	26,500	2,897
National Retail Properties	59,500	3,296
National Storage Affiliates Trust	19,000	542
Simon Property Group	10,000	1,822
Ventas	40,232	2,567
Welltower	41,262	3,202
WP Carey	15,500	1,214

Total REITs		34,531

Utilities [14.4%]
American Electric Power	34,900	2,923
AmeriGas Partners (A)	18,200	562
Avangrid	59,000	2,971
Brookfield Infrastructure Partners (A)	67,600	2,830
CenterPoint Energy	27,500	844
Dominion Energy	33,100	2,537
Duke Energy	68,006	6,121
Entergy	13,700	1,310
Eversource Energy	39,242	2,784
OGE Energy	33,600	1,449
Pinnacle West Capital	30,135	2,880
WEC Energy Group	38,050	3,009
Xcel Energy	62,100	3,491

Total Utilities		33,711

Total Common Stock
(Cost $160,347)		214,262

Preferred Stock [2.7%]
Communication Services [0.1%]
Qwest, 7.000%	10,000	260

Financials [1.2%]
AmTrust Financial Services, 7.500%	10,000	184
Bank of America, 6.000%	20,000	522
Capital One Financial, 6.700%	10,000	256
First Republic Bank, 5.500%	10,000	248
JPMorgan Chase, 6.125%	20,000	525
MetLife, 5.625%	10,000	255
Wells Fargo, 6.000%	20,000	509
Wells Fargo Real Estate Investment, 6.375%	10,000	257

Total Financials		2,756

REITs [1.0%]
Digital Realty Trust, 5.250%	10,000	237
National Retail Properties, 5.200%	10,000	242
National Storage Affiliates Trust, 6.000%	20,000	498
PS Business Parks, 5.200%	10,000	240
Public Storage, 5.050%	30,000	752
Vornado Realty Trust, 5.250%	20,000	469

Total REITs		2,438

Utilities [0.4%]
Dominion Energy, 5.250%	5,000	126
DTE Energy, 5.250%	20,000	501
Southern, 6.250%	10,000	263

Total Utilities		890

Total Preferred Stock
(Cost $6,375)		6,344

Exchange-Traded Funds [2.1%]
Invesco Preferred ETF	269,500	3,908
iShares Preferred & Income Securities ETF	27,300	998

Total Exchange-Traded Funds
(Cost $5,027)		4,906

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 111

schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale Dividend & Income Fund (concluded)

Description	Shares	Value (000)
Short-Term Investment** [3.3%]
SEI Daily Income Trust Government Fund, Cl F, 2.220%	7,624,178	$7,624

Total Short-Term Investment
(Cost $7,624)		7,624

Total Investments [99.8%]
(Cost $179,373)		$233,136

Percentages are based on net assets of $233,566 (000).

**	The rate reported is the 7-day effective yield as of March 31, 2019.
(A)	Security is a Master Limited Partnership. At March 31, 2019, such securities amounted to $9,825 (000), or 4.2% of the net assets of the Fund.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

The following is a list of the inputs used as of March 31, 2019, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$214,262	$—	$—	$214,262
Preferred Stock	6,079	265	—	6,344
Exchange-Traded Funds	4,906	—	—	4,906
Short-Term Investment	7,624	—	—	7,624
Total Investments in Securities	$232,871	$265	$—	$233,136

For the period ended March 31, 2019, there have been no transfers between any of the fair value hierarchy levels. Transfers between levels are recognized at period end.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 112

schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale U.S. Core Equity Fund

Description	Shares	Value (000)
Common Stock [98.3%]
Aerospace & Defense [2.8%]
Northrop Grumman	12,000	$3,235
Raytheon	28,000	5,098

Total Aerospace & Defense		8,333

Auto Components [1.3%]
Magna International	80,000	3,895

Banks [4.8%]
Bank of America	187,000	5,159
PNC Financial Services Group	37,000	4,539
SunTrust Banks	77,000	4,562

Total Banks		14,260

Beverages [2.0%]
PepsiCo	49,000	6,005

Capital Markets [2.9%]
BlackRock, Cl A	6,100	2,607
CME Group, Cl A	36,000	5,925

Total Capital Markets		8,532

Chemicals [1.6%]
Linde	26,000	4,574

Commercial Banks [2.6%]
JPMorgan Chase	76,000	7,693

Commercial Services & Supplies [2.2%]
Cintas	32,000	6,468

Communications Equipment [1.3%]
Cisco Systems	70,000	3,779

Diversified Financial Services [1.8%]
Berkshire Hathaway, Cl B *	27,000	5,424

Electric Utilities [1.3%]
NextEra Energy	20,000	3,866

Electronic Equipment [1.7%]
Amphenol, Cl A	52,000	4,911

Entertainment [1.3%]
Walt Disney	35,000	3,886

Food & Staples Retailing [3.5%]
Costco Wholesale	21,000	5,085
Walmart	55,000	5,364

Total Food & Staples Retailing		10,449

Health Care Equipment & Supplies [7.4%]
Becton Dickinson	14,000	3,496
Danaher	35,000	4,621
Edwards Lifesciences *	37,000	7,079
Stryker	34,000	6,716

Total Health Care Equipment & Supplies		21,912

Health Care Providers & Services [3.2%]
UnitedHealth Group	38,000	9,396

Hotels, Restaurants & Leisure [2.1%]
McDonald’s	33,000	6,267

Household Durables [1.7%]
PulteGroup	180,000	5,033

Household Products [1.3%]
Colgate-Palmolive	57,000	3,907

Industrial Conglomerates [2.2%]
Honeywell International	25,000	3,973
Roper Technologies	7,000	2,394

Total Industrial Conglomerates		6,367

Insurance [0.9%]
Chubb	18,000	2,521

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 113

schedule of investments
March 31, 2019 (Unaudited)
City National Rochdale U.S. Core Equity Fund (concluded)

Description	Shares	Value (000)
Interactive Media & Services [4.3%]
Alphabet, Cl A *	6,800	$8,003
Facebook, Cl A *	28,000	4,667

Total Interactive Media & Services		12,670

Internet & Direct Marketing Retail [1.2%]
Alibaba Group Holding ADR *	20,000	3,649

IT Services [9.8%]
Accenture, Cl A	36,000	6,337
Mastercard, Cl A	46,000	10,831
Visa, Cl A	76,000	11,870

Total IT Services		29,038

Life Sciences Tools & Services [2.8%]
Thermo Fisher Scientific	30,000	8,212

Machinery [1.6%]
Ingersoll-Rand	44,000	4,750

Media [2.0%]
Comcast, Cl A	150,000	5,997

Multi-Utilities [0.9%]
CMS Energy	48,000	2,666

Oil, Gas & Consumable Fuels [3.8%]
Cabot Oil & Gas	97,000	2,532
Chevron	50,000	6,159
EOG Resources	27,000	2,570

Total Oil, Gas & Consumable Fuels		11,261

Pharmaceuticals [4.4%]
Johnson & Johnson	42,000	5,871
Zoetis, Cl A	70,000	7,047

Total Pharmaceuticals		12,918

Real Estate Investment Trusts [2.8%]
Equinix	7,000	3,172
Essex Property Trust	18,000	5,206

Total Real Estate Investment Trusts		8,378

Road & Rail [1.7%]
Union Pacific	29,000	4,849

Software [6.9%]
Adobe *	33,000	8,794
Microsoft	98,000	11,558

Total Software		20,352

Specialty Retail [2.6%]
Home Depot	40,000	7,676

Technology Hardware, Storage & Peripherals [2.5%]
Apple	38,000	7,218

Water Utilities [1.1%]
American Water Works	32,000	3,336

Total Common Stock
(Cost $186,211)		290,448

Short-Term Investment** [1.8%]
SEI Daily Income Trust Government Fund, Cl F, 2.220%	5,256,743	5,257

Total Short-Term Investment
(Cost $5,257)		5,257

Total Investments [100.1%]
(Cost $191,468)		$295,705

Percentages are based on net assets of $295,284 (000).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2019.

ADR — American Depositary Receipt

Cl — Class

As of March 31, 2019, all of the Fund’s investments are Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2019, there have been no transfers between any of the fair value hierarchy levels. Transfers between levels are recognized at period end.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 114

statements of assets and liabilities (000)
March 31, 2019 (Unaudited)

	City National Rochdale Government Money Market Fund	City National Rochdale Government Bond Fund	City National Rochdale Corporate Bond Fund	City National Rochdale California Tax Exempt Bond Fund
ASSETS:
Cost of securities (including affiliated investments and repurchase agreements)	$4,345,845	$44,644	$132,888	$80,786
Investments in securities, at value	$2,978,845	$44,331	$133,129	$79,534
Affiliated investments, at value	—	—	—	—
Repurchase agreements, at value	1,367,000	—	—	3,000
Cash	—	—	65	—
Dividend and interest receivable	2,364	126	858	970
Receivable for capital shares sold	—	7	132	90
Prepaid expenses	144	5	8	7
Total Assets	$4,348,353	$44,469	$134,192	$83,601

LIABILITIES:
Payable for income distributions	$2,262	$49	$212	$87
Payable for capital shares redeemed	—	97	226	13
Investment advisory fees payable	519	3	38	3
Shareholder servicing and distribution fees payable	1,321	12	31	30
Administrative fees payable	72	14	15	15
Accrued expenses	204	19	46	22
Total Liabilities	$4,378	$194	$568	$170
Net Assets	$4,343,975	$44,275	$133,624	$83,431

NET ASSETS:
Paid-in Capital (unlimited authorization — $0.01 par value)	$4,343,969	$45,404	$134,782	$82,066
Total Distributable Earnings/(Loss)	6	(1,129)	(1,158)	1,365
Net Assets	$4,343,975	$44,275	$133,624	$83,431

Institutional Class Shares:
Net Assets ($Dollars)	$—	$141	$—	$—
Total shares outstanding at end of period	—	14	—	—
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$—	$10.42	$—	$—

Class N Shares:
Net Assets ($Dollars)	$626,893,231	$2,794,981	$9,009,093	$7,979,691
Total shares outstanding at end of period	626,887,853	267,466	868,714	747,364
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$1.00	$10.45	$10.37	$10.68

Class S Shares:
Net Assets ($Dollars)	$928,648,319	$—	$—	$—
Total shares outstanding at end of period	928,642,132	—	—	—
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$1.00	$—	$—	$—

Servicing Class Shares:
Net Assets ($Dollars)	$2,788,433,592	$41,479,561	$124,615,264	$75,451,729
Total shares outstanding at end of period	2,788,443,490	3,976,135	12,034,296	7,089,503
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$1.00	$10.43	$10.36	$10.64

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 115

statements of assets and liabilities (000)/ consolidated statement of assets and liabilities (000)
March 31, 2019 (Unaudited)

	City National Rochdale Municipal High Income Fund	City National Rochdale High Yield Bond Fund	City National Rochdale Intermediate Fixed Income Fund	City National Rochdale Fixed Income Opportunities Fund
ASSETS:
Cost of securities	$1,276,749	$56,671	$152,428	$3,144,676
Investments in securities, at value	$1,300,981	$56,872	$152,827	$3,108,093
Cash	50	—	—	8,224
Foreign currency	—	—	—	8,725	(1)
Cash collateral	—	—	—	2,092
Dividend and interest receivable	18,230	977	933	35,666
Foreign tax reclaim receivable	—	2	—	173
Receivable for capital shares sold	3,610		347	11,936
Receivable for investment securities sold	256	182	—	20,379
Variation margin receivable	—	—	—	144
Unrealized gain on forward foreign currency contracts	—	—	—	3,697
Unrealized gain on foreign currency spot contracts	—	—	—	46
Prepaid expenses	37	6	9	84
Total Assets	$1,323,164	$58,039	$154,116	$3,199,259

LIABILITIES:
Payable for investment securities purchased	$6,051	$513	$—	$75,867
Payable for income distributions	2,342	66	—	—
Payable for capital shares redeemed	1,618	114	29	2,677
Unrealized loss on forward foreign currency contracts	—	—	—	2,110
Unrealized loss on foreign currency spot contracts	—	—	—	48
Investment advisory fees payable	548	12	41	1,315
Shareholder servicing and distribution fees payable	279	5	32	658
Administrative fees payable	32	14	16	58
Accrued expenses	268	48	57	1,104
Total Liabilities	$11,138	$772	$175	$83,837
Net Assets	$1,312,026	$57,267	$153,941	$3,115,422

NET ASSETS:
Paid-in Capital (unlimited authorization — $0.01 par value)	$1,313,419	$65,171	$156,009	$3,319,324
Total Distributable Earnings/(Loss)	(1,393)	(7,904)	(2,068)	(203,902)
Net Assets	$1,312,026	$57,267	$153,941	$3,115,422

Institutional Class Shares:
Net Assets ($Dollars)	$—	$31,717,359	$4,313,142	$—
Total shares outstanding at end of period	—	4,088,787	166,894	—
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$—	$7.76	$25.84	$—

Class N Shares:
Net Assets ($Dollars)	$793,061,762	$12,836,565	$149,627,486	$3,115,421,641
Total shares outstanding at end of period	74,314,773	1,654,733	5,790,440	127,405,154
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$10.67	$7.76	$25.84	$24.45

Servicing Class Shares:
Net Assets ($Dollars)	$518,963,851	$12,713,255	$—	$—
Total shares outstanding at end of period	48,605,436	1,639,702	—	—
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$10.68	$7.75	$—	$—

(1)	Cost of foreign currency $8,827 (000).

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 116

statements of assets and liabilities (000)/ consolidated statement of assets and liabilities (000)
March 31, 2019 (Unaudited)

	City National Rochdale Dividend & Income Fund	City National Rochdale U.S. Core Equity Fund
ASSETS:
Cost of securities	$179,373	$191,468
Investments in securities, at value	$233,136	$295,705
Cash	35	—
Dividend and interest receivable	594	144
Foreign tax reclaim receivable	21	9
Receivable for capital shares sold	307	188
Prepaid expenses	11	12
Total Assets	$234,104	$296,058

LIABILITIES:
Payable for capital shares redeemed	$296	$533
Payable to custodian	—	5
Investment advisory fees payable	99	99
Shareholder servicing and distribution fees payable	50	62
Administrative fees payable	17	18
Accrued expenses	75	57
Total Liabilities	$537	$774
Net Assets	$233,566	$295,284

NET ASSETS:
Paid-in Capital (unlimited authorization — $0.01 par value)	$176,447	$191,009
Total Distributable Earnings/(Loss)	57,119	104,275
Net Assets	$233,566	$295,284

Institutional Class Shares:
Net Assets ($Dollars)	$—	$133,500
Total shares outstanding at end of period	—	7,615
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$—	$17.53	*

Class N Shares:
Net Assets ($Dollars)	$233,565,644	$143,760,354
Total shares outstanding at end of period	6,035,690	8,296,082
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$38.70	$17.33

Servicing Class Shares:
Net Assets ($Dollars)	$—	$151,389,822
Total shares outstanding at end of period	—	8,721,868
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$—	$17.36

*	NAV per share as of March 31, 2019 does not calculate to the stated NAV per share due to rounding of net assets and shares.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 117

statements of operations (000)
For the six months ended March 31, 2019 (Unaudited)

	City National Rochdale Government Money Market Fund	City National Rochdale Government Bond Fund	City National Rochdale Corporate Bond Fund	City National Rochdale California Tax Exempt Bond Fund
INVESTMENT INCOME:
Dividend Income	$—	$12	$28	$10
Dividend Income from Affiliated Investments	—	—	78	1
Interest Income	52,121	479	2,000	894
Total Investment Income	52,121	491	2,106	905

EXPENSES:
Investment Advisory Fees	5,798	118	271	112
Shareholder Servicing Fees — Class N(1)	2,156	6	19	19
Shareholder Servicing Fees — Class S(1)	2,837	—	—	—
Shareholder Servicing Fees — Servicing Class	3,581	66	160	94
Administration Fees	453	85	92	88
Transfer Agent Fees	155	2	5	3
Trustee Fees	93	17	18	18
Professional Fees	160	7	10	8
Custody Fees	100	1	3	2
Registration Fees	110	2	3	2
Printing Fees	71	1	2	1
Insurance and Other Expenses	124	7	(9)	14
Total Expenses	15,638	312	574	361
Less, Waivers of:
Investment Advisory Fees	(2,451)	(95)	(49)	(89)
Net Expenses	13,187	217	525	272

Net Investment Income	38,934	274	1,581	633
Net Realized Gain (Loss) from:
Investments	—	(148)	(330)	17
Affiliated Investments	—	—	—	(13)
Net Change in Unrealized Appreciation on:
Investments	—	1,132	2,373	1,912
Affiliated Investments	—	—	—	8
Net Increase in Net Assets Resulting from Operations	$38,934	$1,258	$3,624	$2,557

(1)	Includes class specific distribution expenses.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 118

statements of operations (000)/ consolidated statement of operations (000)
For the six months ended March 31, 2019 (Unaudited)

	City National Rochdale Municipal High Income Fund	City National Rochdale High Yield Bond Fund	City National Rochdale Intermediate Fixed Income Fund	City National Rochdale Fixed Income Opportunities Fund
INVESTMENT INCOME:
Dividend Income	$294	$24	$85	$1,153
Interest Income	27,285	1,761	2,634	98,423
Less: Foreign Taxes Withheld	—	(1)	—	(596)
Total Investment Income	27,579	1,784	2,719	98,980

EXPENSES:
Investment Advisory Fees	3,114	169	334	7,438
Shareholder Servicing Fees — Class N(1)	1,864	33	406	7,438
Shareholder Servicing Fees — Servicing Class	625	16	—	—
Administration Fees	217	86	95	367
Transfer Agent Fees	44	2	6	104
Trustee Fees	37	17	19	77
Professional Fees	47	7	11	142
Custody Fees	25	4	3	326
Registration Fees	29	1	4	70
Printing Fees	21	1	3	49
Insurance and Other Expenses	100	20	15	196
Total Expenses	6,123	356	896	16,207
Recovery of Investment Advisory Fees Previously Waived(2)	—	—	—	8
Less, Waivers of:
Investment Advisory Fees	—	—	(65)	(18)
Net Expenses	6,123	356	831	16,197

Net Investment Income	21,456	1,428	1,888	82,783
Net Realized Gain (Loss) from:
Investments	(6,327)	(2,702)	(652)	(4,089)
Swap Contracts	—	—	—	10
Forward Foreign Currency Contracts	—	—	—	12,752
Foreign Currency Transactions	—	—	—	(5,875)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	22,829	2,617	3,767	(24,237)
Forward Foreign Currency Contracts	—	—	—	614
Foreign Currency Translations	—	—	—	(11,875)
Swap Contracts	—	—	—	(139)
Net Increase in Net Assets Resulting from Operations	$37,958	$1,343	$5,003	$49,944

(1)	Includes class specific distribution expenses.
(2)	See Note 5 for advisory fees recovered.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 119

statements of operations (000)
For the six months ended March 31, 2019 (Unaudited)

	City National Rochdale Dividend & Income Fund	City National Rochdale U.S. Core Equity Fund
INVESTMENT INCOME:
Dividend Income	$4,479	$2,383
Interest Income	16	—
Less: Foreign Taxes Withheld	—	(9)
Total Investment Income	4,495	2,374

EXPENSES:
Investment Advisory Fees	572	562
Shareholder Servicing Fees — Class N(1)	572	340
Shareholder Servicing Fees — Servicing Class(1)	—	181
Administration Fees	100	104
Transfer Agent Fees	8	10
Trustee Fees	20	21
Professional Fees	13	15
Custody Fees	5	6
Registration Fees	5	6
Printing Fees	4	5
Insurance and Other Expenses	14	12
Total Expenses	1,313	1,262
Net Expenses	1,313	1,262

Net Investment Income	3,182	1,112
Net Realized Gain from:
Investments	2,217	34
Net Change in Unrealized Appreciation on:
Investments	2,229	891
Net Increase in Net Assets Resulting from Operations	$7,628	$2,037

(1)	Includes class specific distribution expenses.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 120

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CITY NATIONAL ROCHDALE FUNDS | PAGE 121

statements of changes in net assets (000)
For the six months ended March 31, 2019 (Unaudited) and year ended September 30, 2018

	City National Rochdale Government Money Market Fund		City National Rochdale Government Bond Fund
	2019	2018	2019	2018
OPERATIONS:
Net Investment Income	$38,934	$41,445	$274	$903
Net Realized Gain (Loss) from Investments and Affiliated Investments	—	—	(148)	(570)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Affiliated Investments	—	—	1,132	(1,246)
Net Increase (Decrease) in Net Assets Resulting from Operations	38,934	41,445	1,258	(913)

DISTRIBUTIONS:(1)
Institutional Class	—	—	—	(411)
Class N	(27,007)	(7,842)	(10)	(17)
Class S	(6,123)	(6,152)	—	—
Servicing Class	(5,805)	(27,451)	(299)	(627)
Total Distributions	(38,935)	(41,445)	(309)	(1,055)

CAPITAL SHARE TRANSACTIONS:(2)
Institutional Class:
Shares Issued	—	—	—	3,292
Shares Issued in Lieu of Dividends and Distributions	—	—	—	382
Shares Redeemed	—	—	—	(42,896)
Decrease in Net Assets from Institutional Class Share Transactions	—	—	—	(39,222)

Class N:
Shares Issued	1,185,903	3,371,578	874	413
Shares Issued in Lieu of Dividends and Distributions	4,903	4,584	8	12
Shares Redeemed	(1,558,504)	(3,480,575)	(111)	(146)
Increase (Decrease) in Net Assets from Class N Share Transactions	(367,698)	(104,413)	771	279

Class S:
Shares Issued	2,575,601	2,843,388	—	—
Shares Issued in Lieu of Dividends and Distributions	—	—	—	—
Shares Redeemed	(2,717,427)	(2,614,166)	—	—
Increase (Decrease) in Net Assets from Class S Share Transactions	(141,826)	229,222	—	—

Servicing Class:
Shares Issued	4,243,097	7,234,103	4,245	13,288
Shares Issued in Lieu of Dividends and Distributions	19,405	19,753	33	86
Shares Redeemed	(4,417,047)	(6,612,833)	(17,453)	(15,375)
Increase (Decrease) in Net Assets from Servicing Class Share Transactions	(154,545)	641,023	(13,175)	(2,001)

Net Increase (Decrease) in Net Assets from Share Transactions	(664,069)	765,832	(12,404)	(40,944)
Total Increase (Decrease) in Net Assets	(664,070)	765,832	(11,455)	(42,912)

NET ASSETS:
Beginning of Year/Period	5,008,045	4,242,213	55,730	98,642
End of Year/Period (3)	$4,343,975	$5,008,045	$44,275	$55,730

(1)	Current year presentation of distributions conform with S-X Disclosure Simplification. Prior year distributions have been consolidated to conform with S-X Disclosure Simplification (see Note 11).
(2)	See Note 9 for shares issued and redeemed.
(3)

Includes undistributed (distributed in excess of) net investment income of $0, $(4), $50, $1 and $2,120, respectively, in 2018. The SEC eliminated the requirement to disclose undistributed net investment income on November 5, 2018.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 122

City National Rochdale Corporate Bond Fund		City National Rochdale California Tax Exempt Bond Fund		City National Rochdale Municipal High Income Fund
2019	2018	2019	2018	2019	2018

$1,581	$2,684	$633	$1,293	$21,456	$48,177
(330)	(30)	4	(92)	(6,327)	869
2,373	(3,008)	1,920	(1,760)	22,829	(26,926)
3,624	(354)	2,557	(559)	37,958	22,120

—	—	—	—	—	—
(74)	(115)	(50)	(103)	(14,678)	(25,667)
—	—	—	—	—	—
(1,386)	(2,523)	(594)	(1,193)	(10,472)	(19,274)
(1,460)	(2,638)	(644)	(1,296)	(25,150)	(44,941)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

2,534	2,968	1,311	3,997	129,200	208,070
59	81	25	51	8,984	14,971
(789)	(1,468)	(1,295)	(5,451)	(107,759)	(141,682)
1,804	1,581	41	(1,403)	30,425	81,359

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

9,579	27,406	10,322	20,209	60,350	110,964
140	282	92	191	1,391	2,810
(19,660)	(23,783)	(15,527)	(20,331)	(59,221)	(82,056)
(9,941)	3,905	(5,113)	69	2,520	31,718

(8,137)	5,486	(5,072)	(1,334)	32,945	113,077
(5,973)	2,494	(3,159)	(3,189)	45,753	90,256

139,597	137,103	86,590	89,779	1,266,273	1,176,017
$133,624	$139,597	$83,431	$86,590	$1,312,026	$1,266,273

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 123

statements of changes in net assets (000)/ consolidated statement of changes in net assets (000)
For the six months ended March 31, 2019 (Unaudited) and year ended September 30, 2018

	City National Rochdale High Yield Bond Fund		City National Rochdale Intermediate Fixed Income Fund
	2019	2018	2019	2018
OPERATIONS:
Net Investment Income	$1,428	$3,535	$1,888	$4,294
Net Realized Gain (Loss) from:
Investments, Purchased Options and Swap Contracts	(2,702)	(465)	(652)	(1,400)
Forward Foreign Currency Contracts and Foreign Currency Transactions	—	78	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments, Purchased Options and Swap Contracts	2,617	(2,162)	3,767	(5,755)
Forward Foreign Currency Contracts and Foreign Currency Translations	—	2	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	1,343	988	5,003	(2,861)

DISTRIBUTIONS:(1)
Institutional Class	(825)	(2,096)	(61)	(116)
Class N	(320)	(781)	(1,860)	(4,268)
Servicing Class	(318)	(737)	—	—
Total Distributions	(1,463)	(3,614)	(1,921)	(4,384)

CAPITAL SHARE TRANSACTIONS:(2)
Institutional Class:
Shares Issued	2,692	5,469	204	1,314
Shares Issued in Lieu of Dividends and Distributions	824	2,070	29	58
Shares Redeemed	(3,630)	(14,890)	(532)	(1,276)
Increase (Decrease) in Net Assets from Institutional Class Share Transactions	(114)	(7,351)	(299)	96

Class N:
Shares Issued	1,591	2,286	11,791	31,177
Shares Issued in Lieu of Dividends and Distributions	178	441	1,810	4,083
Shares Redeemed	(3,043)	(4,632)	(46,363)	(90,671)
Decrease in Net Assets from Class N Share Transactions	(1,274)	(1,905)	(32,762)	(55,411)

Servicing Class:
Shares Issued	1,052	485	—	—
Shares Issued in Lieu of Dividends and Distributions	74	151	—	—
Shares Redeemed	(931)	(4,121)	—	—
Increase (Decrease) in Net Assets from Servicing Class Share Transactions	195	(3,485)	—	—
Net Decrease in Net Assets from Share Transactions	(1,193)	(12,741)	(33,061)	(55,315)
Total Decrease in Net Assets	(1,313)	(15,367)	(29,979)	(62,560)

NET ASSETS:
Beginning of Year/Period	58,580	73,947	183,920	246,480
End of Year/Period(3)	$57,267	$58,580	$153,941	$183,920

(1)	Current year presentation of distributions conform with S-X Disclosure Simplification. Prior year distributions have been consolidated to conform with S-X Disclosure Simplification (see Note 11).
(2)	See Note 9 for shares issued and redeemed.
(3)

Includes undistributed (distributed in excess of) net investment income of $29, $78, $(87,474), $212 and $7, respectively, in 2018. The SEC eliminated the requirement to disclose undistributed net investment income on November 5, 2018.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 124

City National Rochdale Fixed Income Opportunities Fund		City National Rochdale Dividend & Income Fund		City National Rochdale U.S. Core Equity Fund
2019	2018	2019	2018	2019	2018

$82,783	$136,050	$3,182	$6,899	$1,112	$1,805

(4,079)	7,396	2,217	7,016	34	14,421
6,877	12,614	—	—	—	—

(23,623)	(126,103)	2,229	(6,601)	891	28,351
(12,014)	(471)	—	—	—	—
49,944	29,486	7,628	7,314	2,037	44,577

—	—	—	—	(1)	—
(81,606)	(157,669)	(11,121)	(14,393)	(6,044)	(2,497)
—	—	—	—	(6,680)	(2,925)
(81,606)	(157,669)	(11,121)	(14,393)	(12,725)	(5,422)

—	—	—	—	96	20
—	—	—	—	2	1
—	—	—	—	—	(7)
—	—	—	—	98	14

521,792	822,435	19,592	45,008	10,045	22,630
61,156	117,125	7,183	9,289	5,330	2,145
(438,471)	(549,018)	(29,155)	(60,988)	(13,095)	(24,482)
144,477	390,542	(2,380)	(6,691)	2,280	293

—	—	—	—	15,473	26,723
—	—	—	—	451	175
—	—	—	—	(13,486)	(22,679)
—	—	—	—	2,438	4,219
144,477	390,542	(2,380)	(6,691)	4,816	4,526
112,815	262,359	(5,873)	(13,770)	(5,872)	43,681

3,002,607	2,740,248	239,439	253,209	301,156	257,475
$3,115,422	$3,002,607	$233,566	$239,439	$295,284	$301,156

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 125

consolidated statement of cash flows (000)
For the six months ended March 31, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets from operations	$49,944
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchase of investment securities	(2,976,248)
Proceeds from disposition of investment securities	2,850,943
Amortization (accretion of market discount)	(7,214)
Premium payments	(18,427)
Net realized loss on investments	4,089
Net change in unrealized depreciation on investments	24,237

Changes in assets:
Variation margin receivable	113
Dividend and interest receivable	(2,176)
Foreign tax reclaim receivable	190
Receivable for investment securities sold	22,309
Unrealized gain on forward foreign currency contracts	638
Unrealized gain on spot contracts	15
Prepaid expenses	(30)

Changes in liabilities:
Payable for investment securities purchased	1,652
Unrealized loss on forward foreign currency contracts	(1,252)
Unrealized loss on spot contracts	(27)
Investment advisory fees payable	178
Shareholder servicing and distribution fees payable	(568)
Administrative fees payable	4
Accrued expenses	679
Net Cash Used in Operating Activities	(50,951)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares issued	577,227
Cost of shares redeemed	(437,953)
Distributions	(81,606)
Net cash provided by financing activities	57,668
Net change in cash	6,717
Cash at beginning of period	12,324
Cash at end of period	$19,041

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 126

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CITY NATIONAL ROCHDALE FUNDS | PAGE 127

financial highlights
For a Share Outstanding Throughout Each Period For the six months ended March 31, 2019 (Unaudited) and the year or period ended September 30,

	Net Asset Value Beginning of Period	Net Investment Income†		Net Realized and Unrealized Gains (Losses) on Securities†		Dividends from Net Investment Income	Distributions from Realized Capital Gains	Net Asset Value End of Period	Total Return‡	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets(1)(2)		Ratio of Net Investment Income to Average Net Assets(1)(2)	Ratio of Expenses to Average Net Assets (Excluding Waivers & Recovered Fees)(1)	Portfolio Turnover Rate
City National Rochdale Government Money Market Fund
Class N (commenced operations on June 21, 1999)
2019	$1.00	$0.008		$0.000	*	$(0.008)	$—	$1.00	0.79%	$626,893	0.75%		1.54%	0.85%	—%
2018	1.00	0.007		0.000	*	(0.007)	—	1.00	0.71	994,591	0.88		0.69	0.86	—
2017	1.00	0.001		0.000	*	(0.001)	—	1.00	0.06	1,099,005	0.60		0.05	0.86	—
2016	1.00	0.000	*	0.000	*	(0.000)*	—	1.00	0.02	3,870,786	0.30		0.02	0.86	—
2015	1.00	0.000	*	0.000	*	(0.000)*	—	1.00	0.01	2,958,782	0.10		0.01	0.87	—
2014	1.00	0.000	*	0.000	*	(0.000)*	—	1.00	0.01	3,174,351	0.08		0.01	0.88	—
Class S (commenced operations on October 6, 1999)
2019	$1.00	$0.007		$0.000	*	$(0.007)	$—	$1.00	0.72%	$928,648	0.91%		1.43%	1.02%	—%
2018	1.00	0.006		0.000	*	(0.006)	—	1.00	0.62	1,070,474	0.95		0.64	1.03	—
2017	1.00	0.001		0.000	*	(0.001)	—	1.00	0.06	841,246	0.67		0.06	1.06	—
2016	1.00	0.000	*	0.000	*	(0.000)*	—	1.00	0.02	882,925	0.31		0.02	1.06	—
2015	1.00	0.000	*	0.000	*	(0.000)*	—	1.00	0.01	668,183	0.10		0.01	1.07	—
2014	1.00	0.000	*	0.000	*	(0.000)*	—	1.00	0.01	705,932	0.08		0.01	1.08	—
Servicing Class (commenced operations on April 3, 2000)
2019	$1.00	$0.009		$0.000	*	$(0.009)	$—	$1.00	0.95%	$2,788,434	0.46%		1.88%	0.57%	—%
2018	1.00	0.011		0.000	*	(0.011)	—	1.00	1.11	2,942,980	0.46		1.12	0.56	—
2017	1.00	0.002		0.000	*	(0.002)	—	1.00	0.17	2,301,962	0.53		0.24	0.56	—
2016	1.00	0.000	*	0.000	*	(0.000)*	—	1.00	0.02	981,967	0.31		0.02	0.56	—
2015	1.00	0.000	*	0.000	*	(0.000)*	—	1.00	0.01	308,591	0.10		0.01	0.57	—
2014	1.00	0.000	*	0.000	*	(0.000)*	—	1.00	0.01	211,958	0.08		0.01	0.58	—
City National Rochdale Government Bond Fund
Institutional Class (commenced operations on February 1, 2012)
2019	$10.25	$0.12		$0.18		$(0.13)	$—	$10.42	2.93%	$—	0.04	%(2)	2.25%	0.19%	13%
2018	10.48	0.12		(0.19)		(0.15)	(0.01)	10.25	(0.67)	—	0.53		1.20	0.70	14
2017	10.61	0.10		(0.12)		(0.10)	(0.01)	10.48	(0.18)	39,988	0.53		0.90	0.63	55
2016	10.59	0.09		0.02		(0.09)	—	10.61	1.09	66,021	0.53		0.84	0.58	37
2015	10.49	0.06		0.10		(0.06)	—	10.59	1.55	58,301	0.53		0.59	0.57	37
2014	10.47	0.06		0.02		(0.06)	—	10.49	0.80	56,722	0.53		0.59	0.57	59
Class N (commenced operations on April 13, 2000)
2019	$10.27	$0.04		$0.19		$(0.05)	$—	$10.45	2.21%	$2,795	1.03%		0.77%	1.38%	13%
2018	10.49	0.07		(0.19)		(0.09)	(0.01)	10.27	(1.21)	1,984	1.03		0.72	1.25	14
2017	10.62	0.05		(0.12)		(0.05)	(0.01)	10.49	(0.68)	1,743	1.03		0.43	1.13	55
2016	10.60	0.03		0.03		(0.04)	—	10.62	0.58	1,453	1.03		0.33	1.08	37
2015	10.51	0.01		0.09		(0.01)	—	10.60	0.95	1,895	1.03		0.08	1.07	37
2014	10.49	0.01		0.02		(0.01)	—	10.51	0.29	2,027	1.03		0.10	1.07	59
Servicing Class (commenced operations on January 14, 2000)
2019	$10.26	$0.05		$0.18		$(0.06)	$—	$10.43	2.24%	$41,480	0.78%		1.01%	0.85%	13%
2018	10.48	0.10		(0.20)		(0.11)	(0.01)	10.26	(0.98)	53,746	0.78		0.97	1.00	14
2017	10.60	0.07		(0.10)		(0.08)	(0.01)	10.48	(0.34)	56,911	0.78		0.68	0.88	55
2016	10.58	0.06		0.03		(0.07)	—	10.60	0.84	83,184	0.78		0.59	0.83	37
2015	10.49	0.04		0.09		(0.04)	—	10.58	1.21	90,624	0.78		0.33	0.82	37
2014	10.47	0.04		0.02		(0.04)	—	10.49	0.54	113,485	0.78		0.34	0.82	59
City National Rochdale Corporate Bond Fund
Class N (commenced operations on April 13, 2000)
2019	$10.20	$0.11		$0.16		$(0.10)	$—	$10.37	2.64%	$9,009	1.01%		2.09%	1.08%	8%
2018	10.43	0.18		(0.24)		(0.17)	—	10.20	(0.55)	7,065	1.01		1.72	1.12	29
2017	10.52	0.16		(0.09)		(0.16)	—	10.43	0.68	5,626	1.01		1.53	1.13	26
2016	10.45	0.16		0.08		(0.15)	(0.02)	10.52	2.39	3,783	1.01		1.52	1.09	30
2015	10.67	0.15		(0.14)		(0.15)	(0.08)	10.45	0.14	4,411	1.01		1.42	1.07	32
2014	10.71	0.14		0.03		(0.14)	(0.07)	10.67	1.64	4,008	1.01		1.32	1.07	37
Servicing Class (commenced operations on January 14, 2000)
2019	$10.19	$0.12		$0.16		$(0.11)	$—	$10.36	2.67%	$124,615	0.76%		2.34%	0.83%	8%
2018	10.41	0.20		(0.22)		(0.20)	—	10.19	(0.22)	132,532	0.76		1.95	0.87	29
2017	10.51	0.19		(0.10)		(0.19)	—	10.41	0.84	131,477	0.76		1.79	0.88	26
2016	10.44	0.18		0.09		(0.18)	(0.02)	10.51	2.69	124,717	0.76		1.75	0.84	30
2015	10.66	0.18		(0.14)		(0.18)	(0.08)	10.44	0.39	131,394	0.76		1.67	0.82	32
2014	10.70	0.17		0.03		(0.17)	(0.07)	10.66	1.89	142,766	0.76		1.57	0.82	37

*	Amount represents less than $0.001.
†	Per share calculations are based on Average Shares outstanding throughout the period.
‡

Returns are for the period indicated and have not been annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(1)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.
(2)	Ratio reflects the impact of the low level of average net assets. Under normal asset levels, the ratio of expenses to average net assets would have been 0.53%.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 128

	Net Asset Value Beginning of Period	Net Investment Income†	Net Realized and Unrealized Gains (Losses) on Securities†	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Net Asset Value End of Period	Total Return‡	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets(1)(2)	Ratio of Net Investment Income to Average Net Assets(1)(2)	Ratio of Expenses to Average Net Assets (Excluding Waivers & Recovered Fees)(1)	Portfolio Turnover Rate
City National Rochdale California Tax Exempt Bond Fund
Class N (commenced operations on April 13, 2000)
2019	$10.43	$0.07	$0.25	$(0.07)	$—	$10.68	3.07%	$7,979	0.88%	1.30%	1.09%	9%
2018	10.64	0.13	(0.21)	(0.13)	—	10.43	(0.78)	7,760	0.88	1.21	1.08	26
2017	10.82	0.12	(0.12)	(0.12)	(0.06)	10.64	0.05	9,344	0.88	1.11	1.05	45
2016	10.71	0.12	0.11	(0.12)	— ^^	10.82	2.20	7,444	0.88	1.14	0.99	25
2015	10.74	0.12	0.02	(0.12)	(0.05)	10.71	1.30	11,386	0.88	1.10	1.00	10
2014	10.54	0.13	0.22	(0.13)	(0.02)	10.74	3.31	10,955	0.88	1.17	1.02	36
Servicing Class (commenced operations on January 14, 2000)
2019	$10.40	$0.08	$0.24	$(0.08)	$—	$10.64	3.12%	$75,452	0.63%	1.56%	0.85%	9%
2018	10.61	0.15	(0.21)	(0.15)	—	10.40	(0.53)	78,830	0.63	1.46	0.83	26
2017	10.79	0.14	(0.12)	(0.14)	(0.06)	10.61	0.31	80,435	0.63	1.36	0.80	45
2016	10.68	0.15	0.11	(0.15)	— ^^	10.79	2.48	90,694	0.63	1.39	0.74	25
2015	10.71	0.14	0.03	(0.15)	(0.05)	10.68	1.56	86,507	0.63	1.36	0.75	10
2014	10.51	0.15	0.22	(0.15)	(0.02)	10.71	3.58	70,698	0.63	1.43	0.77	36
City National Rochdale Municipal High Income Fund
Class N (commenced operations on December 30, 2013)
2019	$10.57	$0.17	$0.14	$(0.21)	$—	$10.67	2.95%	$793,062	1.08%	3.34%	1.08%	20%
2018	10.76	0.40	(0.22)	(0.37)	—	10.57	1.73	754,819	1.07	3.76	1.07	24
2017	11.14	0.38	(0.38)	(0.38)	—	10.76	0.16	686,922	1.07	3.62	1.07	50
2016	10.67	0.41	0.46	(0.40)	— ^^	11.14	8.34	595,221	1.04	3.76	1.04	28
2015	10.71	0.41	(0.04)	(0.41)	—	10.67	3.55	382,461	1.04	3.85	1.03	2
2014	10.00	0.32	0.71	(0.32)	—	10.71	10.38	201,200	1.08 (2)	4.02 (2)	1.08 (2)	1
Servicing Class (commenced operations on December 30, 2013)
2019	$10.57	$0.19	$0.14	$(0.22)	$—	$10.68	3.17%	$518,964	0.83%	3.61%	0.83%	24%
2018	10.77	0.43	(0.23)	(0.40)	—	10.57	1.89	511,454	0.82	4.01	0.82	24
2017	11.14	0.41	(0.37)	(0.41)	—	10.77	0.50	489,095	0.83	3.87	0.83	50
2016	10.68	0.44	0.45	(0.43)	— ^^	11.14	8.50	443,830	0.79	4.01	0.79	28
2015	10.72	0.44	(0.04)	(0.44)	—	10.68	3.81	317,201	0.79	4.10	0.79	2
2014	10.00	0.34	0.72	(0.34)	—	10.72	10.68	220,851	0.83 (2)	4.27 (2)	0.84 (2)	1
City National Rochdale High Yield Bond Fund
Institutional Class (commenced operations on February 2, 2012)
2019	$7.77	$0.20	$(0.01)	$(0.20)	$—	$7.76	2.58%	$31,717	1.10%	5.32%	1.10%	72%
2018	8.06	0.42	(0.28)	(0.43)	—	7.77	1.79	31,880	1.04	5.32	1.04	44
2017	7.80	0.43	0.24	(0.41)	—	8.06	8.82	40,698	0.96	5.46	0.96	59
2016	7.58	0.47	0.24	(0.49)	—	7.80	9.88	40,701	0.83	6.39	0.89	69
2015	8.76	0.49	(0.77)	(0.49)	(0.41)	7.58	(3.47)	38,274	0.70	5.94	0.83	77
2014	8.59	0.53	0.19	(0.53)	(0.02)	8.76	8.49	40,639	0.70	5.98	0.78	59
Class N (commenced operations on January 14, 2000)
2019	$7.77	$0.18	$—	$(0.19)	$—	$7.76	2.33%	$12,837	1.60%	4.81%	1.60%	72%
2018	8.06	0.38	(0.28)	(0.39)	—	7.77	1.28	14,174	1.54	4.81	1.54	44
2017	7.80	0.39	0.24	(0.37)	—	8.06	8.28	16,705	1.46	4.95	1.46	59
2016	7.58	0.45	0.23	(0.46)	—	7.80	9.44	18,513	1.23	6.02	1.30	69
2015	8.76	0.44	(0.76)	(0.45)	(0.41)	7.58	(3.94)	21,063	1.20	5.43	1.33	77
2014	8.59	0.49	0.18	(0.48)	(0.02)	8.76	7.95	26,166	1.20	5.49	1.28	59
Servicing Class (commenced operations on January 14, 2000)
2019	$7.77	$0.19	$(0.02)	$(0.19)	$—	$7.75	2.33%	$12,713	1.35%	5.07%	1.35%	72%
2018	8.05	0.40	(0.27)	(0.41)	—	7.77	1.65	12,526	1.29	5.06	1.29	44
2017	7.80	0.41	0.23	(0.39)	—	8.05	8.42	16,544	1.21	5.21	1.21	59
2016	7.58	0.46	0.23	(0.47)	—	7.80	9.61	18,621	1.07	6.16	1.14	69
2015	8.76	0.47	(0.77)	(0.47)	(0.41)	7.58	(3.71)	27,174	0.95	5.67	1.08	77
2014	8.59	0.51	0.19	(0.51)	(0.02)	8.76	8.22	43,974	0.95	5.83	1.02	59
City National Rochdale Intermediate Fixed Income Fund
Institutional Class (commenced operations on December 20, 2013)
2019	$25.33	$0.35	$0.53	$(0.37)	$—	$25.84	3.48%	$4,313	0.51%	2.75%	0.59%	18%
2018	26.18	0.63	(0.81)	(0.67)	—	25.33	(0.70)	4,528	0.51	2.45	0.55	30
2017	26.56	0.64	(0.38)	(0.64)	—	26.18	1.02	4,589	0.51	2.43	0.53	20
2016	26.12	0.63	0.45	(0.64)	—	26.56	4.20	7,249	0.51	2.38	0.51	25
2015	26.23	0.60	(0.11)	(0.60)	—	26.12	1.87	15,574	0.51	2.29	0.53	21
2014	25.89	0.53	0.33	(0.52)	—	26.23	3.35	8,784	0.51	2.57	0.52	28
Class N (commenced operations on December 31, 1999)
2019	$25.33	$0.29	$0.52	$(0.30)	$—	$25.84	3.23%	$149,628	1.01%	2.25%	1.09%	18%
2018	26.17	0.50	(0.81)	(0.53)	—	25.33	(1.18)	179,392	1.01	1.95	1.05	30
2017	26.56	0.51	(0.39)	(0.51)	—	26.17	0.48	241,891	1.01	1.95	1.03	20
2016	26.11	0.50	0.46	(0.51)	—	26.56	3.72	253,083	1.01	1.90	1.01	25
2015	26.23	0.47	(0.12)	(0.47)	—	26.11	1.34	255,013	1.01	1.79	1.03	21
2014	25.89	0.57	0.34	(0.57)	—	26.23	3.54	204,264	1.01	2.17	1.04	28

†	Per share calculations are based on Average Shares outstanding throughout the period.
‡

Returns and Portfolio Turnover Rates are for the period indicated and have not been annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

^^	Amount represents less than $0.01.
(1)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.
(2)	Annualized for periods less than one year.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 129

financial highlights/consolidated financial highlights
For a Share Outstanding Throughout Each Period For the six months ended March 31, 2019 (Unaudited) and the year or period ended September 30,

	Net Asset Value Beginning of Period	Net Investment Income†	Net Realized and Unrealized Gains (Losses) on Securities†	Redemption Fees	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Net Asset Value End of Period	Total Return‡	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets(1)(2)		Ratio of Net Investment Income to Average Net Assets(1)(2)	Ratio of Expenses to Average Net Assets (Excluding Waivers & Recovered Fees)(1)		Portfolio Turnover Rate
City National Rochdale Fixed Income Opportunities Fund
Class N (commenced operations on July 1, 2009)
2019	$24.72	$0.68	$(0.28)	$—	$(0.67)	$—	$—	$24.45	1.69%	$3,115,422	1.09	%(7)	5.56%	1.09	%(7)	86%
2018	25.81	1.19	(0.92)	—	(1.36)	—	—	24.72	0.01	3,002,607	1.09	(6)	0.05	1.09	(6)	162
2017	25.36	1.30	0.67	—	(1.52)	—	—	25.81	7.99	2,740,248	1.10	(5)	5.04	1.09	(5)	140
2016	25.22	1.28	0.65	—	(1.79)	—	—	25.36	8.04	2,162,580	1.10	(4)	5.15	1.10	(4)	124
2015	27.19	1.34	(1.59)	—	(1.60)	(0.12)	—	25.22	(0.88)	1,641,954	1.10	(3)	5.08	1.12	(3)	73
2014	26.83	1.28	0.38	—	(1.17)	(0.13)	—	27.19	6.20	1,391,497	1.11	(2)	4.65	1.12	(2)	82
City National Rochdale Dividend & Income Fund
Class N (commenced operations on June 1, 1999)
2019	$39.32	$0.53	$0.71	$—	$(0.56)	$(1.30)	$—	$38.70	3.53%	$233,566	1.15%		2.78%	1.15%		1%
2018	40.40	1.10	0.12	—	(1.12)	(1.18)	—	39.32	3.10	239,439	1.14		2.79	1.14		10
2017	39.68	0.94	0.90	—	(1.12)	—	—	40.40	4.66	253,209	1.13		2.33	1.13		15
2016	34.22	0.94	5.67	—	(0.97)	(0.03)	(0.15)	39.68	19.50	236,957	1.11		2.49	1.12		5
2015	35.08	0.94	(0.72)	—	(1.08)	—	—	34.22	0.53	187,685	1.11		2.60	1.13		13
2014	32.25	0.95	2.96	—	(1.08)	—	—	35.08	12.20	172,917	1.09		2.74	1.14		16
City National Rochdale U.S. Core Equity Fund
Institutional Class (commenced operations on December 3, 2012)
2019	$18.21	$0.11	$(0.01)	$—	$(0.09)	$(0.69)	$—	$17.53	1.14%	$134	0.54%		1.33%	0.54%		18%
2018	15.83	0.17	2.60	—	(0.18)	(0.21)	—	18.21	19.40	34	0.53		1.19	0.53		18
2017	14.00	0.17	2.43	—	(0.17)	(0.60)	—	15.83	19.40	17	0.53		1.19	0.53		25
2016	13.04	0.13	1.07	—	(0.15)	(0.09)	—	14.00	9.25	14	0.52		0.93	0.52		31
2015	14.21	0.11	0.13	—	(0.10)	(1.31)	—	13.04	1.79	6,870	0.52		0.79	0.52		32
2014	12.13	0.08	2.30	—	(0.08)	(0.22)	—	14.21	19.86	6,759	0.53		0.59	0.53		60
Class N (commenced operations on December 3, 2012)
2019	$18.01	$0.05	$0.02	$—	$(0.06)	$(0.69)	$—	$17.33	0.91%	$143,760	1.03%		0.66%	1.03%		18%
2018	15.66	0.09	2.56	—	(0.09)	(0.21)	—	18.01	18.81	146,533	1.03		0.70	1.03		18
2017	13.86	0.10	2.40	—	(0.10)	(0.60)	—	15.66	18.81	127,086	1.03		0.70	1.03		25
2016	12.92	0.08	1.03	—	(0.08)	(0.09)	—	13.86	8.63	108,807	1.02		0.58	1.02		31
2015	14.09	0.04	0.14	—	(0.04)	(1.31)	—	12.92	1.31	102,753	1.02		0.29	1.02		32
2014	12.08	0.01	2.23	—	(0.01)	(0.22)	—	14.09	18.80	97,205	1.03		0.09	1.04		60
Servicing Class (commenced operations on December 3, 2012)
2019	$18.04	$0.08	$—	$—	$(0.07)	$(0.69)	$—	$17.36	1.03%	$151,390	0.78%		0.91%	0.78%		18%
2018	15.69	0.13	2.56	—	(0.13)	(0.21)	—	18.04	19.14	154,589	0.77		0.76	0.77		18
2017	13.88	0.14	2.40	—	(0.13)	(0.60)	—	15.69	19.14	130,372	0.78		0.95	0.78		25
2016	12.93	0.11	1.04	—	(0.11)	(0.09)	—	13.88	8.97	111,013	0.77		0.83	0.77		31
2015	14.11	0.07	0.13	—	(0.07)	(1.31)	—	12.93	1.48	104,220	0.77		0.54	0.77		32
2014	12.09	0.05	2.24	—	(0.05)	(0.22)	—	14.11	19.15	103,246	0.78		0.34	0.79		60

†	Per share calculations are based on Average Shares outstanding throughout the period.
‡

Returns are for the period indicated and have not been annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(1)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.
(2)	The expense ratio includes acquired fund fee expenses from the investment in the Subsidiary. Had this expense been excluded, the ratios would have been 1.09% and 1.10%, respectively.
(3)	The expense ratio includes acquired fund fee expenses from the investment in the Subsidiary. Had this expense been excluded, the ratios would have been 1.09% and 1.11%, respectively.
(4)	The expense ratio includes acquired fund fee expenses from the investment in the Subsidiary. Had this expense been excluded, the ratios would have been 1.09% and 1.09%, respectively.
(5)	The expense ratio includes acquired fund fee expenses from the investment in the Subsidiary. Had this expense been excluded, the ratios would have been 1.09% and 1.08%, respectively.
(6)	The expense ratio includes acquired fund fee expenses from the investment in the Subsidiary. Had this expense been excluded, the ratios would have been 1.09% and 1.09%, respectively.
(7)	The expense ratio includes acquired fund fee expenses from the investment in the Subsidiary. Had this expense been excluded, the ratios would have been 1.09% and 1.08%, respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 130

notes to financial statements/ consolidated notes to financial statements
March 31, 2019 (Unaudited)

1.	ORGANIZATION:

City National Rochdale Funds, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company currently offering the following 10 series (each a “Fund” and collectively, the “Funds”): City National Rochdale Government Money Market Fund (“Government Money Market Fund”); City National Rochdale Government Bond Fund (“Government Bond Fund”), City National Rochdale Corporate Bond Fund (“Corporate Bond Fund”), City National Rochdale California Tax Exempt Bond Fund (“California Tax Exempt Bond Fund”), City National Rochdale Municipal High Income Fund (“Municipal High Income Fund”), City National Rochdale High Yield Bond Fund (“High Yield Bond Fund”), City National Rochdale Intermediate Fixed Income Fund (“Intermediate Fixed Income Fund”), and City National Rochdale Fixed Income Opportunities Fund (“Fixed Income Opportunities Fund”) (collectively, the “Fixed Income Funds”); and City National Rochdale Dividend & Income Fund (“Dividend & Income Fund”) and City National Rochdale U.S. Core Equity Fund (“U.S. Core Equity Fund”) (collectively, the “Equity Funds”).

The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each Fund is diversified with the exception of the California Tax Exempt Bond Fund, which is non-diversified.

2.	SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates – The Funds are investment companies that conform with accounting principles generally accepted in the United States of America (“GAAP”). Therefore the Funds follow the accounting and reporting guidance for investment companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, if the Funds’ Fair Value Committee concludes it approximates market value after taking into account factors such as credit, liquidity and interest rate conditions as well as issuer specific factors. Investments in underlying registered investment companies are valued at their respective daily net assets in accordance with pricing procedures approved by their respective boards. The prices for foreign securities are reported in local currency and converted to U.S. Dollars using currency exchange rates. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from one or more independent brokers.

Securities for which market prices are not “readily available” are valued in accordance with the Fair Value Procedures established by the Trust’s Board of Trustees. The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Trust’s Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; for international securities, market events that occur after the close of the foreign markets that make closing prices not representative of fair value; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Investments in life settlement policies (“Policies”) are valued using a probabilistic method, for an actuarially derived valuation approach, in order to determine the fair value of each Policy. The Fair Value Procedures recognize that the Policies are illiquid and that no market currently exists for the Policies. Under the

CITY NATIONAL ROCHDALE FUNDS | PAGE 131

notes to financial statements/ consolidated notes to financial statements
March 31, 2019 (Unaudited)

probabilistic method, two life expectancies are obtained from established life expectancy providers on the insured(s) of the Policy and an actuarial table is used to determine the probability of survival in each year going forward for the insured(s) for each of the two life expectancies. The probabilities associated with each life expectancy are then utilized, along with the premiums due and the death benefit of the Policy for each year of the Policy, to determine expected cash flows. These cash flows are then discounted at a rate that accounts for the risks associated with the Policy and various other factors. The valuations from each life expectancy are then typically averaged to obtain the desired market valuation for the investor. Life settlement policies are included in Level 3 of the fair value hierarchy.

In accordance with GAAP, the objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability, in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●	Level 2 — Quoted prices in inactive markets, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, the fair value measurement of which considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended March 31, 2019, there have been no changes to the Funds’ fair value methodologies. For more details on the investment classifications, refer to the Schedules of Investments/Consolidated Schedule of Investments.

Security Transactions and Related Income – Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining the net realized capital gains or losses on the sale of securities are those of the specific securities sold. Interest income is recognized on an accrual basis and dividend income is recognized on the ex-dividend date. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific method, which approximates the effective interest method over the holding period of a security, except for the Government Money Market Fund, which uses a straight line basis which is not materially different from the scientific method.

Repurchase Agreements – Securities pledged as collateral for repurchase agreements are held by BNY Mellon until maturity of the repurchase agreements. Provisions of the agreements and procedures adopted by the investment adviser require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until maturity of the repurchase agreements. Provisions of the agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by a Fund may be delayed or limited.

TBA Transactions – The Funds may engage in “to be announced” (“TBA”) security transactions. Such transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Funds record TBA securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

Expense Allocation – Common expenses incurred by the Funds are allocated among the Funds (i) based upon relative average daily net assets, (ii) as incurred on a specific identification basis, (iii) equally, or (iv) based upon a combination of the above, depending on the nature of the expenditure.

Classes – Class-specific expenses are borne by that class. Income, non class-specific expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative net asset value each day.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared daily and paid to shareholders monthly for the Government Money Market Fund and Fixed Income Funds, except for the Intermediate Fixed Income Fund and Fixed Income Opportunities Fund.

CITY NATIONAL ROCHDALE FUNDS | PAGE 132

Dividends from net investment income are declared and paid quarterly for the Intermediate Fixed Income Fund, Fixed Income Opportunities Fund and Equity Funds. Distributions from net realized capital gains are distributed to shareholders at least annually.

Foreign Currency – Values of investments denominated in foreign currencies are converted into U.S. Dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. Dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The Funds do not isolate the portion of gains and losses on investments that is due to changes in the foreign exchange rates from that which is due to changes in market prices of investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

Forward Foreign Currency Contracts – A forward foreign currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. Forward contracts are marked to market daily and the change in market value is recorded as an unrealized gain/(loss) on forward foreign currency contracts in the Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, which is included within the realized gain/(loss) on foreign currency transactions in the Statements of Operations/Consolidated Statement of Operations. A Fund could be at risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably.

To reduce counterparty risk with respect to over-the-counter (“OTC”) transactions, the High Yield Bond Fund and the Fixed Income Opportunities Fund have entered into master netting arrangements, established within the High Yield Bond Fund’s and the Fixed Income Opportunities Fund’s International Swaps and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the High Yield Bond Fund and the Fixed Income Opportunities Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in forward foreign currency contracts for each individual counterparty. In addition, the High Yield Bond Fund and the Fixed Income Opportunities Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these agreements, the cash and/or securities will be made available to the High Yield Bond Fund and/or the Fixed Income Opportunities Fund.

For financial reporting purposes, the High Yield Bond Fund and the Fixed Income Opportunities Fund do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the marked to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the High Yield Bond Fund and the Fixed Income Opportunities Fund, or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the High Yield Bond Fund and the Fixed Income Opportunities Fund, if any, is reported separately on the Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the High Yield Bond Fund and the Fixed Income Opportunities Fund, if any, is noted in the Schedule of Investments/Consolidated Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent the amounts due to the High Yield Bond Fund and the Fixed Income Opportunities Fund from the Funds’ counterparties are not fully collateralized, contractually or otherwise, the High Yield Bond Fund and the Fixed Income Opportunities Fund bear the risk of loss from counterparty nonperformance.

Futures Contracts – To the extent consistent with their investment objective and strategies, certain Funds may use futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains or losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When a contract is closed,

CITY NATIONAL ROCHDALE FUNDS | PAGE 133

notes to financial statements/ consolidated notes to financial statements
March 31, 2019 (Unaudited)

a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures contract and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, futures contracts involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities. As of March 31, 2019, there were no open futures contracts.

Swap Agreements – A Fund may invest in swap agreements as a non-principal investment strategy. A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon measures such as prices, interest rates or indices. The nominal amount on which these cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indices or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, a swap agreement has a fixed maturity date that is agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the contract.

A swap agreement can be a form of leverage, which can magnify a Fund’s gains or losses. In order to reduce the risk associated with leveraging, a Fund will cover its current obligations under swap agreements according to guidelines established by the SEC. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund’s accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund’s accrued obligations under the agreement.

Options Contracts – A Fund may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When purchasing an option, a Fund will pay a premium which is included on the Fund’s Statement of Assets and Liabilities/Consolidated Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the unrealized gain or loss.

The net realized gain or loss on options contracts is reflected in the Statements of Operations/Consolidated Statement of Operations and the net unrealized gains/(losses) are included as a component of the net change in unrealized appreciation/(depreciation) on options contracts in the Statement of Operations/Consolidated Statement of Operations. Realized and changes in unrealized gains or losses on options contracts during the period as disclosed in the Statements of Operations/Consolidated Statement of Operations, serve as indicators of the volume of derivative activity for a Fund. As of March 31, 2019, there were no open options contracts.

Restricted Securities – Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale.

CITY NATIONAL ROCHDALE FUNDS | PAGE 134

A Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% (5% in the case of the Government Money Market Fund) of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by a Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

Master Limited Partnerships – Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Dividend & Income Fund may, as a non-principal investment strategy, invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986, interests or “units” of which are traded on securities exchanges like shares of corporate stock. To qualify as an MLP for U.S. Federal income tax purposes, an entity must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gains from the sale or disposition of real property, income and gains from certain mineral or natural resources activities, income and gains from the transportation or storage of certain fuels, and, in certain circumstances, income and gains from commodities or futures, forwards and options with respect to commodities, and gains from the sale or other disposition of a capital asset held for the production of such income. Mineral or natural resources activities include exploration, development, production, mining, processing, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity, and receive cash distributions. The MLPs themselves generally do not pay U.S. Federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy, natural resources or real estate sectors.

Investments in Irish Subsidiary – The Fixed Income Opportunities Fund may invest up to 15% of its net assets in life insurance policies and interests related thereto purchased through life settlement transactions. The Fund may invest in life insurance policies and related interests directly or through a wholly-owned subsidiary of the Fund under the laws of Ireland (the “Subsidiary”).

The principal purpose of investment in the Subsidiary is to allow the Fixed Income Opportunities Fund to gain exposure to life insurance policies within the limitations of the federal tax law requirements applicable to regulated investment companies. The Subsidiary is a company organized under the laws of Ireland and is overseen by its own board of directors. Although the Subsidiary has its own board of directors, the Subsidiary is wholly-owned and controlled by the Fund. The Subsidiary is not an investment company registered under the 1940 Act and is not subject to all of the investor protections of the 1940 Act.

Information regarding the Fixed Income Opportunities Fund and the Subsidiary has been consolidated in the Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets and Consolidated Statement of Cash Flows.

The Subsidiary commenced operations on October 3, 2013. The net assets of the Subsidiary at March 31, 2019, were $170,290,561, which represented 5.5% of the net assets of the Fixed Income Opportunities Fund.

Investments in Affiliated Securities – The Fixed Income Funds and Equity Funds may invest excess cash in the Government Money Market Fund and / or the Municipal High Income Fund.

3.	DERIVATIVE TRANSACTIONS

The following tables include only Funds that had exposure to more than one type of risk from derivatives held throughout the period. For Funds that held derivatives throughout the period with exposure to only one type of risk, additional information can be found on the Schedule of Investments/Consolidated Schedule of Investments and the Statements of Operations/Consolidated Statement of Operations.

CITY NATIONAL ROCHDALE FUNDS | PAGE 135

notes to financial statements/ consolidated notes to financial statements
March 31, 2019 (Unaudited)

The fair value of derivative instruments as of March 31, 2019, was as follows:

	Asset Derivatives		Liability Derivatives
	Consolidated Statement of Assets and Liabilities Location	Fair Value (000)	Consolidated Statement of Assets and Liabilities Location	Fair Value (000)
Derivatives not accounted for as hedging instruments:
Fixed Income Opportunities Fund
Interest rate contracts	Net Assets — Unrealized appreciation on swap contracts	$510	Net Assets — Unrealized depreciation on swap contracts	$325
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	3,697	Unrealized loss on forward foreign currency contracts	2,110
Total derivatives not accounted for as hedging instruments		$4,207		$2,435

Amount of realized gain or (loss) on derivatives recognized in income (000):

Derivatives not accounted for as hedging instruments	Forward Currency Contracts	Swaps	Total
Fixed Income Opportunities Fund
Interest rate contracts	$—	$10	$10
Foreign exchange contracts	12,752	—	12,752
Total	$12,752	$10	$12,762

Change in unrealized appreciation or (depreciation) on derivatives recognized in income (000):

Derivatives not accounted for as hedging instruments	Forward Currency Contracts	Swaps	Total
Fixed Income Opportunities Fund
Interest rate contracts	$—	$(139)	$(139)
Foreign exchange contracts	614	—	614
Total	$614	$(139)	$475

The following table discloses the volume of the Fund’s forward foreign currency contracts and swap contracts activity during the period ended March 31, 2019 (000):

Fixed Income Opportunities Fund
Forwards:
Average Notional Balance Long	$48,395,834
Average Notional Balance Short	362,457,250
Ending Notional Balance Long	42,333,766
Ending Notional Balance Short	399,190,296
Swaps:
Average Notional Balance Long	$640,153,333
Average Notional Balance Short	640,153,333
Ending Notional Balance Long	340,820,000
Ending Notional Balance Short	340,820,000

The following tables present, by derivative type, the Fixed Income Opportunities Fund’s OTC derivative assets and liabilities net of the related collateral posted for the benefit of the Fixed Income Opportunities Fund at March 31, 2019 (000):

Derivative Type	Derivative Assets Subject to a Netting Agreement or Similar Arrangement	Derivative Available for Offset	Collateral Received	Net Amount
Fixed Income Opportunities Fund
Forward Foreign Currency Contracts
BNP Paribas	$139	$(139)	$—	$—
BT Brokerage	104	(104)	—	—
Citigroup	21	(21)	—	—
Credit Suisse First Boston	196	(117)	—	79
Deutsche Bank	45	(45)	—	—
JPMorgan Chase Bank	43	(43)	—	—
Merrill Lynch	163	(163)	—	—
Morgan Stanley	275	(40)	—	235
Standard Bank	87	(28)	—	59
U.S. Bank	2,624	(10)	—	2,614

Derivative Type	Derivative Liabilities Subject to a Netting Agreement or Similar Arrangement	Derivative Available for Offset	Collateral Pledged	Net Amount
Fixed Income Opportunities Fund
Forward Foreign Currency Contracts
BNP Paribas	$(373)	$139	$234	$—
BT Brokerage	(418)	104	314	—
Citigroup	(31)	21	10	—
Credit Suisse First Boston	(117)	117	—	—
Deutsche Bank	(215)	45	170	—
JPMorgan Chase Bank	(186)	43	143	—
Merrill Lynch	(692)	163	529	—
Morgan Stanley	(40)	40	—	—
Standard Bank	(28)	28	—	—
U.S. Bank	(10)	10	—	—

CITY NATIONAL ROCHDALE FUNDS | PAGE 136

4.	ADMINISTRATION, TRANSFER AGENT, DISTRIBUTION AND SHAREHOLDER SERVICES AGREEMENTS:

Pursuant to an Amended and Restated Administration Agreement dated January 1, 2013, as amended (the “Agreement”), SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, acts as the Trust’s administrator. Under the terms of the Agreement, the Administrator is entitled to receive an annual fee based on the average daily net assets of the Trust, subject to a minimum annual fee.

The Trust has adopted a Rule 12b-1 Distribution Plan (“the Plan”) with respect to Class N and Class S Shares that allows each Fund to pay distribution and servicing fees. Pursuant to the Plan, SEI Investments Distribution Co. (the “Distributor”) may receive a distribution fee, computed daily and paid monthly, at the annual rate of 0.50% of the average daily net assets of the Class S Shares and 0.30% of the average daily net assets of the Class N Shares of the Government Money Market Fund and 0.25% of the Class N Shares of the Fixed Income Funds and Equity Funds, which may be used by the Distributor to provide compensation for sales support and distribution-related activities. Pursuant to a Distribution Coordination Agreement, the entirety of the fees received by the Distributor pursuant to the Plan is transmitted to RIM Securities LLC (“RIM Securities”) as Sub-Distribution Coordinator. RIM Securities then reallows those fees to broker-dealers and service providers, including City National Rochdale, LLC ("City National Rochdale" or the "Adviser") and other affiliates, for payments for distribution services of the type identified in the Plan, and retains any undistributed balance of fees received from the Distributor.

The Government Money Market Fund has contractually agreed to limit the Distribution (12b-1) Fee payable by Class S shares of the Fund to 0.45% through January 31, 2020. Prior to that date, the arrangement may be terminated without penalty by the Fund’s Board of Trustees.

U.S. Bank Global Fund Services (the “Transfer Agent”) serves as transfer agent for the Trust and provides services at an annual rate of $20,000 per share class for all Funds plus other transaction based fees and out-of-pocket expenses.

The Trust has entered into Shareholder Servicing Agreements that permit payment of compensation to City National Bank (“CNB”) and its affiliates (including City National Rochdale), which provide certain shareholder support for their customers who own Class N, Class S, or Servicing Class Shares, as applicable. In consideration for such services, a shareholder servicing fee is charged at the annual rate of up to 0.25% of the average daily net assets of the relevant class of each Fund.

CNB and City National Rochdale have agreed to voluntarily waive portions of their shareholder servicing fees with respect to certain Funds. For the period ended March 31, 2019, CNB and City National Rochdale received $12,145,834 in shareholder servicing fees from the Trust.

Certain officers of the Trust are also officers or employees of City National Rochdale, CNB or the Administrator. Such officers are paid no fees by the Trust for serving as officers of the Trust.

5.	INVESTMENT ADVISORY FEES AND OTHER AGREEMENTS:

Under the terms of the current investment management agreements, City National Rochdale receives an annual fee equal to a percentage of the average daily net assets of each Fund, as follows:

Fund	Fee
Government Money Market Fund	0.26%
Government Bond Fund	0.43
Corporate Bond Fund	0.40
California Tax Exempt Bond Fund	0.27
Municipal High Income Fund	0.50
High Yield Bond Fund	0.60
Intermediate Fixed Income Fund	0.40
Fixed Income Opportunities Fund	0.50
Dividend & Income Fund	0.50
U.S. Core Equity Fund	0.40

City National Rochdale has contractually agreed to waive the management fee for the Government Money Market Fund such that the fee charged is 0.15% through January 31, 2020. Prior to that date, the arrangement may be terminated without penalty (a) by the Fund’s Board of Trustees, or (b) by the Adviser effective no earlier than January 31, 2020, upon at least 60 days’ prior written notice. Management fees waived by the Adviser pursuant to this arrangement will not be eligible for reimbursement by the Fund to the Adviser.

Federated Investment Management Company, LLC acts as the investment sub-adviser with respect to the High Yield Bond Fund.

Alcentra LTD, Alcentra NY, LLC, All Financial Partners II LLC, Ashmore Investment Management Limited, Federated Investment Management Company, GML Capital LLP and Seix Investment Advisors LLC act as the investment sub-advisers with respect to the Fixed Income Opportunities Fund.

CITY NATIONAL ROCHDALE FUNDS | PAGE 137

notes to financial statements/ consolidated notes to financial statements
March 31, 2019 (Unaudited)

Sub-adviser fees are paid by City National Rochdale.

City National Rochdale has voluntarily agreed to limit its fees or reimburse expenses to the extent necessary to keep operating expenses at or below certain percentages of certain of the Funds’ respective average daily net assets. The voluntary expense limitations (expressed as percentages of the average daily net assets) are as follows:

	Government Bond Fund	Corporate Bond Fund
Institutional Class	0.53%	n/a
Class N	1.03%	1.01%
Class S	n/a	n/a
Servicing Class	0.78%	0.76%

	California Tax Exempt Bond Fund	Intermediate Fixed Income Fund	Fixed Income Opportunities Fund
Institutional Class	n/a	0.51%	n/a
Class N	0.88%	1.01%	1.09%
Servicing Class	0.63%	n/a	n/a

Any fee reductions or expense reimbursements may be repaid by a Fund to City National Rochdale, within three years after occurrence if such repayments can be achieved within the Fund’s expense limit in effect at the time such expenses were incurred and if certain other conditions are satisfied.

As of March 31, 2019, fees which were previously waived by City National Rochdale which may be subject to possible future reimbursement were as follows:

Fund	Potential Amount of Recovery (000)	Expiration
Government Money Market Fund	$1,132	2022
Government Bond Fund	178	2020
	181	2021
	47	2022
Corporate Bond Fund	196	2020
	146	2021
	22	2022
California Tax Exempt Bond Fund	201	2020
	178	2021
	45	2022
Intermediate Fixed Income Fund	80	2020
	102	2021
	35	2022
Fixed Income Opportunities Fund	266	2021
Dividend & Income Fund	43	2020

During the period ended March 31, 2019, City National Rochdale recovered $8 (000) in previously waived fees for the Fixed Income Opportunities Fund.

6.	INVESTMENT TRANSACTIONS:

The cost of security purchases and proceeds from the sale and maturities of securities, other than temporary investments in short-term securities for the period ended March 31, 2019, were as follows for the Fixed Income Funds and Equity Funds:

	Purchases		Sales and Maturities
Fund	U.S. Gov’t (000)	Other (000)	U.S. Gov’t (000)	Other (000)
Government Bond Fund	$5,940	$—	$16,465	$222
Corporate Bond Fund	—	8,548	—	18,247
California Tax Exempt Bond Fund	—	7,264	—	13,292
Municipal High Income Fund	—	266,676	—	232,095
High Yield Bond Fund	—	44,839	—	37,885
Intermediate Fixed Income Fund	14,826	10,802	15,506	43,609
Fixed Income Opportunities Fund	11,645	1,641,341	18,546	1,512,354
Dividend & Income Fund	—	2,456	—	17,775
U.S. Core Equity	—	51,455	—	57,745

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

7.	FEDERAL TAX INFORMATION:

Each Fund intends to qualify or continue to qualify as a regulated investment company for U.S. Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for U.S. Federal income taxes are required.

Management has analyzed the Funds’ tax positions taken on U.S. Federal income tax returns for all open tax years and has concluded that as of March 31, 2019, no provision for income tax would be required in the Funds’ financial statements. The Funds’ U.S. Federal and state income and U.S. Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with U.S. Federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income/(loss) and net realized gain/

CITY NATIONAL ROCHDALE FUNDS | PAGE 138

(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income/(loss), accumulated net realized gain/(loss), or paid-in capital, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences, primarily attributable to foreign currency transactions, REIT adjustments, investments in partnerships, realized gains/(losses) on paydowns, default bonds, non-deductible excise tax paid, passive foreign investment company adjustments, investments in swaps, reclassification of distributions, return of capital distributions received and market discount adjustments, were reclassified to/from the following accounts as of September 30, 2018:

	Increase (Decrease) Undistributed Net Investments Income (Loss) (000)	Increase (Decrease) Accumulated Net Realized Gain (Loss) (000)	Increase (Decrease) Paid-in Capital (000)
Government Bond Fund	$59	$(59)	$—
Municipal High Income Fund	(2,813)	2,813	—
High Yield Bond Fund	39	(39)	—
Intermediate Fixed Income Fund	74	(68)	(6)
Fixed Income Opportunities Fund	10,202	(10,202)	—
Dividend & Income Fund	330	(326)	(4)
U.S. Core Equity Fund	9	(9)	—

Amounts designated as “—” are either $0 or have been rounded to $0.

The tax character of dividends and distributions declared during the years ended September 30, 2018, and September 30, 2017, unless otherwise indicated were as follows:

Fund	Tax Exempt Income (000)	Ordinary Income (000)	Long-Term Capital Gain (000)	Return of Capital (000)	Total (000)
Government Money Market Fund
2018	$—	$41,445	$—	$—	$41,445
2017	—	4,927	—	—	4,927
Government Bond Fund
2018	$—	$995	$60	$—	$1,055
2017	—	1,098	95	—	1,193
Corporate Bond Fund
2018	$—	$2,638	$—	$—	$2,638
2017	—	2,347	—	—	2,347
California Tax Exempt Bond Fund
2018	$1,218	$78	$—	$—	$1,296
2017	1,261	151	436	—	1,848
Municipal High Income Fund
2018	$44,230	$711	$—	$—	$44,941
2017	39,585	671	—	—	40,256
High Yield Bond Fund
2018	$—	$3,614	$—	$—	$3,614
2017	—	3,792	—	—	3,792
Intermediate Fixed Income Fund
2018	$—	$4,384	$—	$—	$4,384
2017	—	4,960	—	—	4,960
Fixed Income Opportunities Fund
2018	$—	$157,669	$—	$—	$157,669
2017	—	145,340	—	—	145,340
Dividend & Income Fund
2018	$—	$7,003	$7,390	$—	$14,393
2017	—	5,052	1,794	—	6,846
U.S. Core Equity Fund
2018	$—	$1,875	$3,547	$—	$5,422
2017	—	1,909	9,543	—	11,452

CITY NATIONAL ROCHDALE FUNDS | PAGE 139

notes to financial statements/ consolidated notes to financial statements
March 31, 2019 (Unaudited)

As of September 30, 2018, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Income (000)	Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)	Capital Loss Carryforwards (000)	Post-October Losses (000)	Unrealized Appreciation (Depreciation) (000)	Other Temporary Differences (000)	Total Distributable Earnings (Accumulated Losses) (000)
Government Money Market Fund	$—	$6,064	$—	$—	$—	$—	$(6,057)	$7
Government Bond Fund	—	47	—	—	(629)	(1,445)	(51)	(2,078)
Corporate Bond Fund	—	277	—	(1,210)	(30)	(2,132)	(227)	(3,322)
California Tax Exempt Bond Fund	111	—	—	(363)	(13)	(173)	(110)	(548)
Municipal High Income Fund	3,854	—	—	(17,499)	—	3,279	(3,835)	(14,201)
High Yield Bond Fund	—	273	—	(4,886)	(511)	(2,416)	(244)	(7,784)
Intermediate Fixed Income Fund	—	87	—	(359)	(1,500)	(3,377)	(1)	(5,150)
Fixed Income Opportunities Fund	—	2,740	—	(36,938)	(2,076)	(135,233)	(733)	(172,240)
Dividend & Income Fund	—	233	6,050	—	—	54,345	(16)	60,612
U.S. Core Equity Fund	—	7	11,615	—	—	103,343	(2)	114,963

Post-October losses represent losses realized on investments and foreign currency transactions from November 1, 2017, through September 30, 2018, that, in accordance with U.S. Federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

Fund	Short-Term Loss (000)	Long-Term Loss (000)	Total (000)
Corporate Bond Fund	$—	$(1,210)	$(1,210)
California Tax Exempt Bond Fund	(328)	(35)	(363)
Municipal High Income Fund	(17,499)	—	(17,499)
High Yield Bond Fund	—	(4,886)	(4,886)
Intermediate Fixed Income Fund	(21)	(338)	(359)
Fixed Income Opportunities Fund	—	(36,938)	(36,938)

During the year ended September 30, 2018, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:

Fund	Amount (000)
High Yield Bond Fund	$50
Intermediate Fixed Income Fund	54
Fixed Income Opportunities Fund	7,972

The aggregate gross unrealized appreciation on investments, the aggregate gross unrealized depreciation on investments and the net unrealized appreciation/(depreciation) for tax purposes as of March 31, 2019, for each of the Fixed Income Funds’ and Equity Funds’ investments were as follows:

Fund	Federal Tax Cost (000)	Aggregate Gross Unrealized Appreciation (000)	Aggregate Gross Unrealized Depreciation (000)	Net Unrealized Appreciation (Depreciation) (000)
Government Bond Fund	$44,644	$107	$(420)	$(313)
Corporate Bond Fund	132,888	1,065	(824)	241
California Tax Exempt Bond Fund	80,786	1,791	(43)	1,748
Municipal High Income Fund	1,276,749	53,063	(28,831)	24,232
High Yield Bond Fund	56,671	1,026	(825)	201
Intermediate Fixed Income Fund	152,428	1,853	(1,454)	399
Fixed Income Opportunities Fund	3,144,676	93,794	(130,377)	(36,583)
Dividend & Income Fund	179,373	56,538	(2,775)	53,763
U.S. Core Equity Fund	191,468	104,254	(17)	104,237

At March 31, 2019, the Government Money Market Fund’s cost of securities for U.S. Federal income tax purposes approximates the cost disclosed in the Schedule of Investments.

8.	CONCENTRATION OF RISK

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims

CITY NATIONAL ROCHDALE FUNDS | PAGE 140

that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

The Intermediate Fixed Income Fund, the Fixed Income Opportunities Fund and the Dividend & Income Fund may invest in exchange-traded notes (“ETNs”), each as a non-principal investment strategy. ETNs are unsecured debt obligations of investment banks which are traded on exchanges and the returns of which are linked to the performance of market indexes. In addition to trading ETNs on exchanges, investors may redeem ETNs directly with the issuer on a weekly basis, typically in a minimum amount of 50,000 units, or hold the ETNs until maturity. ETNs are riskier than ordinary unsecured debt securities and have no principal protection. The Funds will generally invest in ETNs which are linked to commodities indexes. A Fund’s investment in an ETN may be influenced by many unpredictable factors, including highly volatile commodities prices, changes in supply and demand relationships, weather, agriculture, trade, changes in interest rates, and monetary and other governmental policies, action and inaction. Investing in ETNs is not equivalent to investing directly in index components or the relevant index itself. Because ETNs are debt securities, they possess credit risk; if the issuer has financial difficulties or goes bankrupt, the investor may not receive the return expected and may suffer a loss.

The Municipal High Income Fund, High Yield Bond Fund, Intermediate Fixed Income Fund and Fixed Income Opportunities Fund may invest in lower-rated corporate bonds, known as high yield bonds. High yield bonds involve greater risks of default, downgrade, or price declines and are more volatile than investment grade securities. Issuers of high yield bonds may be more susceptible than other issuers to economic downturns and investors are subject to a greater risk that the issuer may not be able to pay interest or dividends, or repay the principal upon maturity. Discontinuation of these payments could have a substantial adverse effect on the market value of the security.

The Intermediate Fixed Income Fund and Fixed Income Opportunities Fund may invest in asset-backed and mortgage-backed securities. As a general rule, prepayments of the principal of the loans underlying mortgage-backed or other pass-through securities increase during a period of falling interest rates and decrease during a period of rising interest rates. In periods of declining interest rates, as a result of prepayments a Fund may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, the securities subject to prepayment risk held by a Fund may exhibit price characteristics of longer-term debt securities.

The Intermediate Fixed Income Fund, High Yield Bond Fund and Fixed Income Opportunities Fund may invest in bank loans. Bank loans are not traded on an exchange and purchasers and sellers of bank loans generally rely on market makers, typically the administrative agent under a bank loan, to effect private sales transactions. As a result, bank loans may have relatively less liquidity than other types of fixed income assets, and a Fund may be more likely to incur losses on the sale of bank loans than on other, more liquid, investments.

The Fixed Income Opportunities Fund may invest in beneficial interests in individual life insurance Policies. A Policy owner transfers his or her Policy at a discount to its face value (the amount that is payable upon the death of the insured) in return for an immediate cash settlement. The ultimate purchaser of the Policy (in this case, the Fund) is responsible for premiums payable on the Policy and is entitled to receive the full face value from the insurance company upon the death of the insured. If the Fund is unable to make premium payments on a Policy, the Policy will lapse and the Fund will lose its ownership interest in the Policy. There is currently no established secondary market for Policies, and the Policies are not considered liquid investments by the Fund. If the Fund must sell Policies to meet redemption requests or for other cash needs, the Fund may be forced to sell at a loss. The longer the insured lives, the lower the Fund’s rate of return on the Policy. The underwriter’s estimate of the insured’s life expectancy may be incorrect. An insurance company may be unable or may refuse to pay benefits on a Policy. In addition, market quotations will not be readily available for the Policies and the Policies will be priced using a fair value methodology adopted by the Trust’s Board of Trustees. The sales price the Fund could receive for a Policy may differ from the Trust’s valuation of the Policy. A Policy is a liability of the issuing life insurance company, and if the life insurance company goes out of business, sufficient funds may not be available to pay that liability.

California Tax Exempt Bond Fund – Specific Risks

The ability of issuers to pay interest on, and repay the principal of, California municipal securities may be affected by economic and political developments in the State of California.

Certain securities are backed by letters of credit from various financial institutions and financial guaranty assurance agencies. These letters of credit enhance the credit quality of the individual securities; however, if any of the financial institutions’ or financial guaranty assurance agencies’ credit quality should

CITY NATIONAL ROCHDALE FUNDS | PAGE 141

notes to financial statements/ consolidated notes to financial statements
March 31, 2019 (Unaudited)

deteriorate, it could cause the individual security’s credit quality to change. Additionally, if the Fund concentrates its letters of credit in any one financial institution, the risk of credit quality deterioration increases.

The Fund invests in Certificates of Participation in a municipal obligation, which are subject to annual appropriation risk.

A more complete description of risks is included in the Funds’ prospectus and statement of additional information.

9.	CAPITAL SHARES ISSUED AND REDEEMED:

Capital share activity for the six months ended March 31, 2019, and the year ended September 30, 2018, were as follows (000):

	Government Money Market Fund		Government Bond Fund		Corporate Bond Fund
	2019	2018	2019	2018	2019	2018
CAPITAL SHARES ISSUED AND REDEEMED:
Institutional Class:
Shares issued	—	—	—	318	—	—
Shares issued in lieu of dividends and distributions	—	—	—	37	—	—
Shares redeemed	—	—	—	(4,170)	—	—
Net Institutional Class transactions	—	—	—	(3,815)	—	—
Class N:
Shares issued	1,185,903	3,371,578	84	40	248	288
Shares issued in lieu of dividends and distributions	4,904	4,585	1	1	6	8
Shares redeemed	(1,558,504)	(3,480,575)	(11)	(14)	(77)	(143)
Net Class N transactions	(367,697)	(104,412)	74	27	177	153
Class S:
Shares issued	2,575,601	2,843,388	—	—	—	—
Shares issued in lieu of dividends and distributions	—	—	—	—	—	—
Shares redeemed	(2,717,427)	(2,614,165)	—	—	—	—
Net Class S transactions	(141,826)	229,223	—	—	—	—
Servicing Class:
Shares issued	4,243,097	7,234,103	411	1,287	939	2,666
Shares issued in lieu of dividends and distributions	19,407	19,753	3	8	14	28
Shares redeemed	(4,417,047)	(6,612,833)	(1,678)	(1,487)	(1,927)	(2,314)
Net Servicing Class transactions	(154,543)	641,023	(1,264)	(192)	(974)	380

	California Tax Exempt Bond Fund		Municipal High Income Fund
	2019	2018	2019	2018
CAPITAL SHARES ISSUED AND REDEEMED:
Class N:
Shares issued	248	380	12,349	19,450
Shares issued in lieu of dividends and distributions	6	5	858	1,402
Shares redeemed	(77)	(519)	(10,318)	(13,263)
Net Class N transactions	177	(134)	2,889	7,589
Servicing Class:
Shares issued	939	1,926	5,768	10,360
Shares issued in lieu of dividends and distributions	14	18	133	263
Shares redeemed	(1,927)	(1,942)	(5,670)	(7,681)
Net Servicing Class transactions	(974)	2	231	2,942

CITY NATIONAL ROCHDALE FUNDS | PAGE 142

	High Yield Bond Fund		Intermediate Fixed Income Fund		Fixed Income Opportunities Fund
	2019	2018	2019	2018	2019	2018
CAPITAL SHARES ISSUED AND REDEEMED:
Institutional Class:
Shares issued	354	691	8	52	—	—
Shares issued in lieu of dividends and distributions	109	263	1	2	—	—
Shares redeemed	(476)	(1,903)	(21)	(50)	—	—
Net Institutional Class transactions	(13)	(949)	(12)	4	—	—
Class N:
Shares issued	211	286	464	1,211	21,388	32,209
Shares issued in lieu of dividends and distributions	23	56	71	160	2,550	4,676
Shares redeemed	(403)	(591)	(1,826)	(3,533)	(18,001)	(21,582)
Net Class N transactions	(169)	(249)	(1,291)	(2,162)	5,937	15,303
Servicing Class:
Shares issued	141	61	—	—	—	—
Shares issued in lieu of dividends and distributions	10	19	—	—	—	—
Shares redeemed	(123)	(522)	—	—	—	—
Net Servicing Class transactions	28	(442)	—	—	—	—

	Dividend & Income Fund		U.S. Core Equity Fund
	2019	2018	2019	2018
CAPITAL SHARES ISSUED AND REDEEMED:
Institutional Class:
Shares issued	—	—	6	1
Shares issued in lieu of dividends and distributions	—	—	— (a)	—	(a)
Shares redeemed	—	—	—	—	(a)
Net Institutional Class transactions	—	—	6	1
Class N:
Shares issued	522	1,145	609	1,330
Shares issued in lieu of dividends and distributions	199	234	345	129
Shares redeemed	(774)	(1,558)	(794)	(1,436)
Net Class N transactions	(53)	(179)	160	23
Servicing Class:
Shares issued	—	—	939	1,580
Shares issued in lieu of dividends and distributions	—	—	29	10
Shares redeemed	—	—	(816)	(1,331)
Net Servicing Class transactions	—	—	152	259

(a)	Less than 1,000.

CITY NATIONAL ROCHDALE FUNDS | PAGE 143

notes to financial statements/ consolidated notes to financial statements
March 31, 2019 (Unaudited)

10.	LINE OF CREDIT

The Funds, except for the Government Money Market Fund, have an unsecured Loan Agreement (“LOC”) with U.S. Bank N.A. Under the terms of the LOC, borrowings for an individual Fund were limited to either the lesser of 10% of the Fund’s net assets or an explicit amount on the LOC. Interest is charged to a Fund based on its borrowings at prime rate minus 0.50%. For the period ended March 31, 2019, there was no borrowing activity.

11.	REGULATORY MATTERS

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statements of Assets and Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statements of Changes in Net Assets. The amounts presented in the current Statements of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately. The disaggregated amounts from the prior fiscal year are broken out below if there were both distributions from net investment income and realized capital gains. Otherwise, the amount on the current Statement of Changes for the prior fiscal year end represents distributions of net investment income:

Fund	Net Investment Income (000)	Net Realized Gains (000)	Total (000)
Government Bond Fund	$995	$60	$1,055
Dividend & Income Fund	7,003	7,390	14,393
U.S. Core Equity Fund	1,875	3,547	5,422

12.	NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

13.	SUBSEQUENT EVENTS

The Trust has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no adjustments were required to the financial statements as of March 31, 2019, and no issues were noted to disclose.

CITY NATIONAL ROCHDALE FUNDS | PAGE 144

disclosure of fund expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a Fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, class-specific distribution fees, acquired fund fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a Fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (October 1, 2018 to March 31, 2019).

The table below illustrates each Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that each Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in each Fund, and the “Ending Account Value” number is derived from deducting that expense cost from each Fund’s gross investment return.

You can use this information, together with the actual amount you invested in a Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for the Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare each Fund’s costs with those of other mutual funds. It assumes that each Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess each Fund’s comparative cost by comparing the hypothetical result for each Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes – NOT each Fund’s actual return – the account values shown do not apply to your specific investment.

CITY NATIONAL ROCHDALE FUNDS | PAGE 145

disclosure of fund expenses (Unaudited) (Continued)

	Beginning Account Value 10/01/2018	Ending Account Value 3/31/2019	Annualized Expense Ratios		Expense Paid During Period*
City National Rochdale Government Money Market Fund
Actual Fund Return
Class N	$1,000.00	$1,007.90	0.75%		$3.75
Class S	1,000.00	1,007.20	0.91%		4.53
Servicing Class	1,000.00	1,009.50	0.46%		2.30

Hypothetical 5% Return
Class N	$1,000.00	$1,021.19	0.75%		$3.78
Class S	1,000.00	1,021.19	0.91%		4.57
Servicing Class	1,000.00	1,022.64	0.46%		2.32

City National Rochdale Government Bond Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,029.30	0.04	%(1)	$0.20
Class N	1,000.00	1,022.10	1.03%		5.19
Servicing Class	1,000.00	1,022.40	0.78%		3.93

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,024.73	0.04	%(1)	$0.20
Class N	1,000.00	1,019.80	1.03%		5.19
Servicing Class	1,000.00	1,021.04	0.78%		3.93

City National Rochdale Corporate Bond Fund
Actual Fund Return
Class N	$1,000.00	$1,026.40	1.01%		$5.10
Servicing Class	1,000.00	1,026.70	0.76%		3.84

Hypothetical 5% Return
Class N	$1,000.00	$1,019.90	1.01%		$5.09
Servicing Class	1,000.00	1,021.14	0.76%		3.83

City National Rochdale California Tax Exempt Bond Fund
Actual Fund Return
Class N	$1,000.00	$1,003.70	0.88%		$4.46
Servicing Class	1,000.00	1,031.20	0.63%		3.19

Hypothetical 5% Return
Class N	$1,000.00	$1,020.54	0.88%		$4.43
Servicing Class	1,000.00	1,021.79	0.63%		3.18

City National Rochdale Municipal High Income Fund
Actual Fund Return
Class N	$1,000.00	$1,029.50	1.08%		$5.46
Servicing Class	1,000.00	1,031.70	0.83%		4.20

Hypothetical 5% Return
Class N	$1,000.00	$1,019.50	1.08%		$5.44
Servicing Class	1,000.00	1,020.80	0.83%		4.18

City National Rochdale High Yield Bond Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,025.80	1.10%		$5.56
Class N	1,000.00	1,023.30	1.60%		8.07
Servicing Class	1,000.00	1,023.30	1.35%		6.81

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,019.40	1.10%		$5.54
Class N	1,000.00	1,017.00	1.60%		8.05
Servicing Class	1,000.00	1,018.20	1.35%		6.79

City National Rochdale Intermediate Fixed Income Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,034.80	0.51%		$5.12
Class N	1,000.00	1,032.30	1.01%		2.58

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,019.90	0.51%		$5.09
Class N	1,000.00	1,022.39	1.01%		2.57

City National Rochdale Fixed Income Opportunities Fund
Actual Fund Return
Class N	$1,000.00	$1,016.90	1.09%		$5.48

Hypothetical 5% Return
Class N	$1,000.00	$1,019.50	1.09%		$5.49

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(1)	Ratio reflects the impact of the low level of average net assets. Under normal asset levels, the ratio would have been 0.53%.

CITY NATIONAL ROCHDALE FUNDS | PAGE 146

	Beginning Account Value 10/01/2018	Ending Account Value 3/31/2019	Annualized Expense Ratios	Expense Paid During Period*
City National Rochdale Dividend & Income Fund
Actual Fund Return
Class N	$1,000.00	$1,035.30	1.15%	$5.84

Hypothetical 5% Return
Class N	$1,000.00	$1,019.20	1.15%	$5.79

City National Rochdale U.S. Core Equity Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,011.40	0.54%	$2.71
Class N	1,000.00	1,009.10	1.03%	5.16
Servicing Class	1,000.00	1,010.30	0.78%	3.91

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,022.20	0.54%	$2.72
Class N	1,000.00	1,019.80	1.03%	5.19
Servicing Class	1,000.00	1,021.00	0.78%	3.93

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

CITY NATIONAL ROCHDALE FUNDS | PAGE 147

board approval of advisory and sub-advisory agreements (Unaudited)

The Board of Trustees of City National Rochdale Funds (the “Trust”) is comprised of six Trustees, five of whom are Independent Trustees (i.e., not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)). During the six months ended March 31, 2019, the Board and the Independent Trustees approved the new advisory agreement (the “New Advisory Agreement”) between City National Rochdale, LLC (the “Adviser”) and the Trust, and the new sub-advisory agreement (the “New Sub-Advisory Agreement”) between the Adviser and GML Capital LLP (the “Sub-Adviser”) with respect to the City National Rochdale Short Term Emerging Markets Debt Fund series of the Trust (the “Fund”), each for an initial two-year term. The New Advisory Agreement and the New Sub-Advisory Agreement are collectively referred to below as the “New Agreements.”

General Information

The following information summarizes the Board’s considerations associated with its review of the New Agreements. In connection with their deliberations, the Board considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Board considered the nature, quality and extent of the various investment advisory and administrative services to be performed by the Adviser and the Sub-Adviser. In considering these matters, the Independent Trustees discussed the approval of the New Agreements with management and in private sessions with their independent counsel at which no representatives of the Adviser or the Sub-Adviser were present.

The Board reviewed extensive materials regarding the investment performance of a portfolio of the City National Rochdale Fixed Income Opportunities Fund (the “Fixed Income Opportunities Fund”) managed by the Sub-Adviser using investment strategies similar to those it would use to manage the Fund; the proposed fees and expenses of the Fund; financial information with respect to the Adviser and the Sub-Adviser; descriptions of various functions such as compliance monitoring and portfolio trading practices; and information about the personnel who would be providing investment management and administrative services to the Fund. The Board noted that it had previously reviewed each of the Adviser’s and the Sub-Adviser’s investment philosophy and processes as well as its brokerage and trading practices, its disaster recovery and contingency planning, and its commitment and systems in place with regard to compliance with applicable laws and regulations in connection with the Board’s August 2018 renewal of the investment advisory agreement with respect to the other series of the Trust, and the Sub-Adviser’s sub-advisory agreement with respect to the Fixed Income Opportunities Fund, as applicable. The Board also received a memorandum from legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the New Agreements. In addition, the Board took into account information they received at past meetings of the Board and its committees with respect to these matters.

In deciding to approve the New Agreements, the Board and the Independent Trustees did not identify a single factor as controlling and this summary does not describe all of the matters considered. In addition, each Board member did not necessarily attribute the same weight to each matter. However, the Board and the Independent Trustees concluded that each of the various factors referred to below favored such approval.

CITY NATIONAL ROCHDALE, LLC

Nature, Extent and Quality of Services

In reviewing the services proposed to be provided by the Adviser to the Fund, the Board considered a variety of matters, including the background, education and experience of the Adviser’s key portfolio management and operational personnel; its overall financial strength and stability; its resources and related efforts to retain, attract and motivate capable personnel to serve the Fund; and the overall general quality and depth of its organization. The Board also reviewed the Adviser’s investment philosophy and processes as well as its brokerage and trading practices, its disaster recovery and contingency planning, and its commitment and systems in place with regard to compliance with applicable laws and regulations. The Trustees also considered their familiarity with the Adviser as the adviser to the other series of the Trust, as well as the information that the Adviser had provided to the Board in connection with the Board’s August 2018 renewal of the Adviser’s advisory agreement with respect to the other series of the Trust.

The Board also considered the services to be provided by the Adviser and the Sub-Adviser to the Fund. In doing so, the Board considered the respective roles of the Adviser and the Sub-Adviser, noting that the Adviser would provide overall supervision of the general investment management and investment operations of the Fund and oversee the Sub-Adviser with respect to the Fund’s operations, including monitoring the investment and trading activities of the Sub-Adviser, monitoring the Fund’s compliance with its investment policies, and providing general administrative services related to the Adviser’s overall supervision of the Fund; and that the Sub-Adviser’s responsibilities would include day-to-day portfolio management of the Fund.

CITY NATIONAL ROCHDALE FUNDS | PAGE 148

The Board concluded that based on the various factors they had reviewed, the Adviser would have the capabilities, resources, and personnel necessary to manage the Fund, and that the Adviser would provide the Fund with a reasonable potential for good investment results.

Advisory Fees and Fund Expenses

The Board reviewed information included in the meeting materials regarding the Fund’s proposed advisory fee and estimated total expenses. The Board observed that, assuming total net assets of $100 million or $200 million, the Fund’s proposed advisory fee (gross of fee waivers) and the estimated total expenses (net of fee waivers) were lower than the averages of a peer group of funds selected by SEI Investments Global Funds Services from the Lipper Emerging Markets Hard Currency Debt Funds universe (the “Lipper Universe”), as well as the averages of funds in the Lipper Universe. The Board also noted that the proposed advisory fee for the Fund was the same as the advisory fee for the Fixed Income Opportunities Fund.

The Trustees considered the processes the Adviser utilizes to select sub-advisers such as the Sub-Adviser and proactively oversee sub-advisers with respect to various investment, valuation and other compliance matters, and noted that the Adviser will be responsible for approving the pool of debt instruments that will make up the Fund’s portfolio. The Trustees also considered that any net advisory fee retained by the Adviser with respect to the Fund, after the payment of the Sub-Adviser’s sub-advisory fee, that is attributable to shareholders investing in the Fund through qualified retirement accounts managed by the Adviser would be rebated to those shareholders.

The Board and the Independent Trustees concluded that the proposed compensation to the Adviser under the New Advisory Agreement would be fair and reasonable in light of the nature and quality of the services proposed to be provided by the Adviser to the Fund.

Profitability, Benefits to the Adviser and Economies of Scale

The Trustees next considered information regarding the estimated profitability of the Adviser’s overall relationship with the Fund. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining management stability and accountability. Recognizing the difficulty in evaluating an investment adviser’s profitability with respect to the funds it manages in the context of an adviser with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Trustees concluded that the expected profits of the Adviser from its relationship with the Fund were reasonable.

The Board also considered the potential benefits to be received by the Adviser and its affiliates as a result of their relationships with the Fund generally, including as applicable, investment advisory fees paid to the Adviser, fees paid to the Adviser and City National Bank for providing certain non-distribution shareholder services to the Fund, benefits to City National Bank’s brokerage and wealth management business as a result of the availability of the Fund to its customers, and the intangible benefits of the Adviser’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. The Trustees also noted that significant economies of scale were not likely to be realized by the Adviser at the asset levels anticipated during the first several years of the Fund’s operations.

Conclusion

Based on their review, including their consideration of each of the factors referred to above, the Board and the Independent Trustees concluded that approval of the New Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved the New Advisory Agreement with respect to the Fund.

GML CAPITAL LLP

Nature, Extent and Quality of Services

In reviewing the services proposed to be provided by the Sub-Adviser to the Fund, the Board considered a variety of matters, including the background, education and experience of the Sub-Adviser’s key portfolio management and operational personnel; its overall financial strength and stability; its resources and related efforts to retain, attract and motivate capable personnel to serve the Fund; and the overall general quality and depth of its organization. The Board also reviewed the Sub-Adviser’s investment philosophy and processes as well as its brokerage and trading practices, its disaster recovery and contingency planning, and its commitment and systems in place with regard to compliance with applicable laws and regulations. The Trustees also considered their familiarity with the Sub-Adviser as sub-adviser to two portfolios of the Fixed Income Opportunities Fund, as well as the information that the Sub-Adviser had provided to the Board in connection with the Board’s August 2018 renewal of the Sub-Adviser’s sub-advisory agreement with respect to the Fixed Income Opportunities Fund.

CITY NATIONAL ROCHDALE FUNDS | PAGE 149

board approval of advisory and sub-advisory agreements (Unaudited) (Continued)

The Trustees reviewed information regarding the performance of a portfolio of the Fixed Income Opportunities Fund managed by the Sub-Adviser using similar strategies to those it would use to manage the Fund. The Trustees observed that the performance of the Fixed Income Opportunities Fund portfolio for the period since the commencement of the portfolio (which was less than one year) was below that of its benchmark, the ICE Bank of America 0-1 Year Emerging Markets Corporate Plus Index, but noted that neither the portfolio nor the proposed Fund is designed to replicate the performance of that index, and that the portfolio had been operating for a relatively short period, and that performance over a longer period would be more meaningful.

The Board concluded that based on the various factors they had reviewed, the Sub-Adviser would have the capabilities, resources, and personnel necessary to manage the Fund, and that the Sub-Adviser would provide the Fund with a reasonable potential for good investment results.

Sub-Advisory Fee and Benefits to Sub-Adviser

The Board reviewed information included in the meeting materials regarding the proposed sub-advisory fee charged by the Sub-Adviser with respect to the Fund. The Board observed that the proposed sub-advisory fee rate was between the sub-advisory fee rates paid to the Sub-Adviser with respect to the two portfolios of the Fixed Income Opportunities Fund that the Sub-Adviser currently manages. The Board also noted that the proposed sub-advisory fee was lower than the fee that the Sub-Adviser receives to manage an open-end Jersey fund using an emerging market high yield and special situations credit strategy.

The Board also considered the potential benefits to be received by the Sub-Adviser as a result of its relationship with the Fund, other than the receipt of its sub-advisory fee, including any research provided to it by broker-dealers providing execution services to the Fund, and the intangible benefits of its association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance.

Conclusion

Based on their review, including their consideration of each of the factors referred to above, the Board and the Independent Trustees concluded that approval of the New Sub-Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved the New Sub-Advisory Agreement with respect to the Fund.

CITY NATIONAL ROCHDALE FUNDS | PAGE 150

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CITY NATIONAL ROCHDALE FUNDS | PAGE 152

THANK YOU

for your investment with City National Rochdale Funds. We value the trust you have placed in us to help you achieve your financial goals.

For more information on City National Rochdale Funds, including charges and expenses, please call 1-888-889-0799 or go to citynationalrochdalefunds.com for a free prospectus. Read it carefully before you invest or send money.

City National Rochdale®

AN RBC/CITY NATIONAL COMPANY

CNR-SAR-004-1100

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Items 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Items 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

 SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	City National Rochdale Funds

By (Signature and Title)	/s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro,
President and Chief Executive Officer

Date:	June 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro,
President and Chief Executive Officer

Date:	June 6, 2019

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer

Date:	June 6, 2019